UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco AMT-Free Municipal Income Fund
Class A: OPTAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class A)	$55	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-A
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class C: OMFCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class C)	$93	1.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-C
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class Y: OMFYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class Y)	$44	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-Y
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class R6: IORAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class R6)	$40	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-R6
Invesco AMT-Free Municipal Income Fund

Invesco California Municipal Fund
Class A: OPCAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class A)	$67	1.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-A
Invesco California Municipal Fund

Invesco California Municipal Fund
Class C: OCACX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class C)	$103	2.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-C
Invesco California Municipal Fund

Invesco California Municipal Fund
Class Y: OCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class Y)	$54	1.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-Y
Invesco California Municipal Fund

Invesco California Municipal Fund
Class R6: IORCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class R6)	$52	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-R6
Invesco California Municipal Fund

Invesco Environmental Focus Municipal Fund
Class A: OPAMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class A)	$44	0.89%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MUNI-SAR-A
Invesco Environmental Focus Municipal Fund

Invesco Environmental Focus Municipal Fund
Class C: OPCMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class C)	$81	1.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MUNI-SAR-C
Invesco Environmental Focus Municipal Fund

Invesco Environmental Focus Municipal Fund
Class Y: OPYMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class Y)	$32	0.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MUNI-SAR-Y
Invesco Environmental Focus Municipal Fund

Invesco Environmental Focus Municipal Fund
Class R6: IOMUX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class R6)	$32	0.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MUNI-SAR-R6
Invesco Environmental Focus Municipal Fund

Invesco High Yield Municipal Fund
Class A: ACTHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class A)	$67	1.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-A
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class C: ACTFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class C)	$102	2.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-C
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class Y: ACTDX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class Y)	$55	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-Y
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class R5: ACTNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R5)	$52	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-R5
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class R6: ACTSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R6)	$52	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-R6
Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Class A: VKLMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class A)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-A
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class C: VKLCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class C)	$76	1.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-C
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class Y: VKLIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class Y)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-Y
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class R6: VKLSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class R6)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-R6
Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term California Municipal Fund
Class A: OLCAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class A)	$40	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-A
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class C: OLCCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class C)	$78	1.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-C
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class Y: OLCYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class Y)	$27	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-Y
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class R6: IORLX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class R6)	$24	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-R6
Invesco Limited Term California Municipal Fund

Invesco Limited Term Municipal Income Fund
Class A: ATFAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A)	$30	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-A
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class A2: AITFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A2)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-A2
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class C: ATFCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class C)	$68	1.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-C
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class Y: ATFYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class Y)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-Y
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class R5: ATFIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R5)	$18	0.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-R5
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class R6: ATFSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R6)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-R6
Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund
Class A: VKMMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class A)	$57	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-A
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class C: VMICX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class C)	$94	1.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-C
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class Y: VMIIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class Y)	$44	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-Y
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Investor Class: VMINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Investor Class)	$53	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-INV
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class R6: VKMSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class R6)	$42	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-R6
Invesco Municipal Income Fund

Invesco New Jersey Municipal Fund
Class A: ONJAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class A)	$56	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-A
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class C: ONJCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class C)	$88	1.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-C
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class Y: ONJYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class Y)	$44	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-Y
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class R6: IORJX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class R6)	$41	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-R6
Invesco New Jersey Municipal Fund

Invesco Pennsylvania Municipal Fund
Class A: OPATX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class A)	$63	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-A
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class C: OPACX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class C)	$96	1.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-C
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class Y: OPAYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class Y)	$51	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-Y
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class R6: IORPX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class R6)	$48	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-R6
Invesco Pennsylvania Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class A: OPNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$55	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-A
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class C: ONYCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$92	1.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-C
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class Y: ONYYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$43	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-Y
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class R6: IORNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$41	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-R6
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class A: LTNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-A
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class C: LTNCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$77	1.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-C
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class Y: LTBYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-Y
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class R6: IORMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$24	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-R6
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Municipal Opportunities Fund
Class A: ORNAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class A)	$72	1.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-A
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class C: ORNCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class C)	$104	2.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-C
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class Y: ORNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$60	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-Y
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class R5: IORHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$57	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-R5
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class R6: IORYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$57	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-R6
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® New York Municipals Fund
Class A: RMUNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class A)	$57	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-A
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class C: RMUCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class C)	$94	1.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-C
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class Y: RMUYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class Y)	$45	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-Y
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class R6: IORUX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class R6)	$43	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-R6
Invesco Rochester® New York Municipals Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco AMT-Free Municipal Income Fund
Nasdaq:
A: OPTAX ■ C: OMFCX ■ Y: OMFYX ■ R6: IORAX

2	Schedule of Investments
18	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
28	Approval of Investment Advisory and Sub-Advisory Contracts
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.18%
Alabama–4.54%
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB(a)	6.13%	12/01/2025	$195	$122,850
Birmingham (City of), AL Water Works Board (The); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	16,150	16,721,382
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(c)	5.25%	06/01/2029	10,000	10,568,039
Series 2024 A, RB(c)	5.25%	09/01/2032	2,805	2,969,032
Energy Southeast, A Cooperative District; Series 2024 B, RB(c)	5.25%	06/01/2032	4,500	4,833,765
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	145	138,887
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,544,991
Series 2024, Ref. RB	5.25%	10/01/2045	4,000	4,053,830
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,040	6,062,579
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	9,000	9,176,126
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	11,000	11,163,930
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	201,487
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	6,235	6,453,020
Series 2025 C, RB(c)	5.00%	02/01/2031	5,000	5,327,722
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	4,105	4,399,938
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(c)	5.00%	08/01/2028	2,000	2,084,443
				88,822,021
Arizona–2.11%
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS -BAM)(d)	5.00%	06/01/2058	570	547,789
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,684,820
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(c)	3.80%	06/15/2028	5,000	5,050,786
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	263	263,083
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	80,836
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	139,174
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	1,400	1,273,004
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	141	141,048
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	360	350,705
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,189,056
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,266,260
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	900	790,588
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	180,059
Series 2019, RB	5.25%	07/01/2049	240	206,568
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,240	1,240,235
Pima (County of), AZ Industrial Development Authority (The) (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	564,787
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	15,220	15,771,345
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	107,964
Series 2007, RB	5.00%	12/01/2037	3,000	3,138,380
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2059	2,765	2,348,949
				41,335,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.07%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	$1,305	$1,305,000
California–8.95%
California (State of); Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,183,966
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(c)	5.00%	04/01/2032	2,500	2,671,426
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,418,592
Series 2023, RB(c)	5.00%	08/01/2029	5,000	5,267,617
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	21,703,360
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,863,418
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,468,648
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	2,500	439,519
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,215	1,216,110
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	10,000	10,192,691
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	50	53,567
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,220,322
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB(b)(c)	5.00%	11/15/2026	4,080	4,219,636
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	6,460	6,551,042
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,429	3,444,207
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS -BAM)(d)	5.00%	05/15/2043	4,250	4,251,182
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	780	781,004
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	170	178,311
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	2,852,960
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(e)(h)	0.00%	06/01/2057	345,750	17,247,497
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,206,342
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,002,847
Series 2022 B, Ref. RB	5.00%	07/01/2041	15,000	15,471,685
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,213,264
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	11,956,065
Series 2009 B, RB	6.50%	11/01/2039	9,820	11,672,371
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(i)	5.00%	08/01/2042	4,500	2,680,365
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	06/01/2032	1,250	1,251,984
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	06/01/2033	1,500	1,502,370
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	06/01/2034	850	851,323
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS -BAM)(d)	5.00%	09/01/2033	1,725	1,726,109
Series 2015 B, Ref. RB (INS -BAM)(d)	5.00%	09/01/2034	3,075	3,076,850
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,079,476
Series 2025 A, RB	5.25%	07/01/2055	10,000	10,396,440
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB(b)	5.00%	09/01/2025	1,880	1,880,000
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	963,214
Series 2020 A, RB	5.00%	10/01/2049	1,000	940,002
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGI)(d)(h)	0.00%	08/01/2044	7,990	3,023,040
				175,118,822
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–3.44%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	$13,285	$11,377,491
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS -BAM)(d)	5.00%	12/01/2037	550	566,710
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,014,647
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,402,608
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.25%	11/01/2052	7,500	7,499,590
Series 2024 A, Ref. RB	5.25%	12/01/2054	13,345	13,300,087
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2055	3,000	2,877,478
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS -BAM)(d)	4.38%	12/01/2054	1,500	1,285,608
Denver (City & County of), CO;
Series 2022 B, RB	5.25%	11/15/2053	6,700	6,845,017
Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,248,738
E-470 Public Highway Authority; Series 1997 B, RB (INS -NATL)(d)(h)	0.00%	09/01/2025	125	125,000
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS -BAM)(d)	5.00%	12/01/2043	1,605	1,615,186
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,049	1,995,313
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,250	1,311,321
Series 2008, RB	6.50%	11/15/2038	1,920	2,258,426
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGI)(d)	5.00%	12/01/2047	6,165	6,201,166
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2050	1,500	1,439,855
				67,364,241
Connecticut–0.80%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,164,767
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	8,555	6,959,511
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(a)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS -BAM)(d)	5.00%	08/15/2030	625	664,533
Mashantucket Western Pequot Tribe; Series 2013, RB(a)	6.05%	07/01/2031	11,260	2,815,015
				15,663,826
District of Columbia–3.97%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	3,854,374
Series 2025, GO Bonds(f)	5.25%	01/01/2048	4,930	5,075,489
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	3,095	3,191,832
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	14,554,486
Metropolitan Washington Airports Authority;
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,014,416
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,290,301
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	22,866,309
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	7,823,469
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(f)(j)	5.50%	07/15/2060	6,650	6,932,459
				77,603,135
Florida–7.16%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,633,914
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	275	255,786
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	115	115,060
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,502,223
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	14,640,620
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	255	243,963
Series 2018 A, RB(e)	5.38%	06/15/2048	480	422,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Chapel Creek Community Development District	5.50%	05/01/2038	$400	$400,029
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(a)(g)(k)	5.50%	05/01/2037	826	371,674
Creekside Community Development District; Series 2006, RB(a)(g)	5.20%	05/01/2038	2,068	1,033,855
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	4,951,614
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	8,567,320
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	70	70,041
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	185,270
JEA Water & Sewer System Revenue; Series 2025, RB(f)	5.25%	10/01/2055	7,850	8,075,928
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(e)	5.00%	01/15/2054	190	149,755
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	565	508,570
Series 2018 A, RB(e)	5.75%	07/15/2053	600	549,735
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	900	900,629
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	170	153,701
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	60	60,371
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,340,628
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	17,745	15,024,814
Series 2021, RB	4.00%	10/01/2051	5,000	4,251,419
Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	10,487,138
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,219,558
Naturewalk Community Development District; Series 2007 A, RB(a)(g)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	5,000	4,166,421
Series 2025, Ref. RB	5.25%	10/01/2056	11,250	11,367,693
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	1,985,140
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	315	315,331
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,917
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,385	1,411,242
Series 2025, RB	5.25%	11/01/2055	1,385	1,342,125
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(f)(j)	5.50%	10/01/2055	8,315	8,755,163
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	1,925,533
Reunion East Community Development District;
Series 2002 A-2, RB(a)	7.38%	05/01/2033	860	9
Series 2005, RB(a)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,008
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $1,803,161)(a)(k)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,445	1,445,217
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $1,111,175)(a)(k)	6.60%	05/01/2036	1,095	547,500
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	153,306
Series 2020 A, RB(h)	0.00%	09/01/2034	880	608,746
Series 2020 A, RB(h)	0.00%	09/01/2035	750	491,476
Series 2020 A, RB(h)	0.00%	09/01/2036	850	523,628
Series 2020 A, RB(h)	0.00%	09/01/2037	825	476,923
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	567,653
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	507,450
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,055	3,056,206
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,435	1,436,777
Waterstone Community Development District;
Series 2007 A, RB(i)	6.88%	05/01/2037	146	103,526
Series 2007 B, RB(h)	0.00%	11/01/2028	138	125,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	$2,470	$2,472,243
Series 2005 A-2, RB (Acquired 10/16/2019; Cost $1,871,012)(a)(k)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	340	339,980
Westside Community Development District; Series 2019-2, RB(a)(g)	5.65%	05/01/2037	525	419,056
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(e)	5.00%	05/01/2043	1,490	1,448,047
Series 2023, RB(e)	5.25%	05/01/2054	3,760	3,648,147
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $973,791)(a)(k)	5.63%	05/01/2037	978	538,263
				140,134,273
Georgia–3.30%
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	362,310
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	5,126,356
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,383,006
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(l)	2.45%	11/01/2052	10,000	10,000,000
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,527,564
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,156,790
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,211,270
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,123,366
Series 2018 A, RB	6.50%	12/01/2053	3,205	2,989,327
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,038,958
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,296,995
Series 2023 C, RB(c)	5.00%	09/01/2030	5,000	5,309,503
Series 2024 B, RB(c)	5.00%	03/01/2032	5,435	5,836,002
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	6,280	6,580,126
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	879,479
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,148,462
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	955,656
Series 2018 A-2, RB(c)	5.50%	12/01/2028	680	652,807
				64,577,977
Guam–0.20%
Guam (Territory of); Series 2015 D, Ref. RB(b)(c)	5.00%	11/15/2025	2,500	2,512,351
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,431,309
				3,943,660
Hawaii–0.78%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	15,000	15,326,305
Idaho–0.19%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	3,735	3,722,453
Illinois–7.45%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,190,989
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,698,520
Series 2017 D, RB	5.00%	01/01/2052	3,000	2,987,694
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,454,914
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,003,082
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2035	4,010	3,989,033
Series 2016, RB	6.00%	04/01/2046	4,300	4,341,427
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	2,758,599
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	$20	$20,043
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,107,037
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,178,959
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	244	241,270
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	575	543,826
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,475	1,468,353
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,483	2,787,037
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,143,037
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,666,600
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,936,370
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,145,496
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	782,226
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,335,669
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	3,909,270
Series 2024 B, GO Bonds	5.25%	05/01/2044	3,000	3,046,514
Series 2024 C, GO Bonds	4.00%	10/01/2048	6,250	5,086,249
Illinois (State of) Finance Authority; Series 2025, Ref. RB(e)	5.88%	09/01/2046	2,500	2,414,979
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,527,932
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,237,519
Series 2018 XF2618, Revenue Ctfs.(f)	4.00%	06/01/2043	18,000	16,318,931
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(d)	5.25%	06/15/2032	2,000	2,003,649
Illinois State Toll Highway Authority; Series 2025, RB(f)	5.00%	01/01/2045	21,090	21,201,710
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	970,050
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,065,470
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,364,648
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,507	1,508,020
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,368,898
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	954,230
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	331	311,630
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS -BAM)(d)	5.25%	01/01/2048	5,000	5,036,776
Southwestern Illinois Development Authority; Series 2006, RB(a)	5.63%	11/01/2026	210	44,005
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	210	222,703
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	135	143,166
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	160	169,678
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	40	42,420
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	30	31,815
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	25	26,512
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	210	222,703
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	155	164,376
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	135	143,166
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2032	695	729,774
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2033	505	527,362
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2034	455	473,073
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,828	1,827,951
				145,875,360
Indiana–1.55%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,515	3,138,398
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	830	837,574
Indiana Finance Authority; Series 2025, RB(f)	5.00%	10/01/2053	10,000	10,020,223
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	16,040	16,407,080
				30,403,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.02%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	$5,000	$4,776,137
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	7,785	8,839,694
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,190	5,279,432
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(b)(c)	5.00%	12/01/2026	1,000	1,032,513
				19,927,776
Kentucky–1.98%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS -NATL)(d)	5.00%	09/01/2031	5,000	5,084,228
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB (INS -BAM)(d)	5.00%	04/01/2038	2,500	2,541,210
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(c)	4.00%	08/01/2030	15,000	15,121,003
Series 2023 A-1, Ref. RB(c)	5.25%	02/01/2032	10,000	10,775,556
Series 2024 A, RB(c)	5.00%	07/01/2030	5,000	5,287,430
				38,809,427
Louisiana–1.00%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP -GNMA)	5.00%	11/01/2040	2	2,590
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(a)	5.00%	07/01/2032	395	132,325
Series 2017, Ref. RB(a)	5.00%	07/01/2033	300	100,500
Series 2017, Ref. RB(a)	5.00%	07/01/2037	345	115,575
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.00%	07/01/2048	13,235	13,197,062
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	4,035	4,120,059
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,987,075
				19,655,186
Maryland–0.83%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,509,727
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS -AMBAC)(d)	5.00%	07/01/2034	5	5,036
Series 2016, Ref. RB	5.00%	06/01/2036	400	400,532
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	10,000	10,036,202
Maryland Economic Development Corp.; Series 2025, Ref. RB(c)(e)	5.00%	03/27/2035	3,000	3,023,675
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,308	1,312,050
				16,287,222
Massachusetts–0.58%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,448,229
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	8,923,943
				11,372,172
Michigan–0.72%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGI)(d)	7.50%	07/01/2033	60	60,213
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,104,189
Series 2008 C, RB(h)	0.00%	06/01/2058	214,275	5,573,550
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	400	400,004
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	616,507
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN (Acquired 08/28/2008-10/09/2008; Cost $4,807,892)(a)(k)	5.85%	08/31/2027	5,684	1,989,265
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	200,000
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	662,500
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	$600	$586,382
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,419,146
				14,111,929
Minnesota–0.17%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	971,980
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,301,217
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	110	109,994
				3,383,191
Mississippi–0.57%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,112,028
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,074,105
				11,186,133
Missouri–1.57%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	55,297
Series 2007 A, RB(g)	5.75%	05/01/2026	465	447,436
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	305	300,006
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	526,526
Series 2015, RB	5.13%	12/15/2050	1,330	1,117,332
Hollister (City of), MO; Series 2019, RB(e)	5.63%	10/01/2039	3,095	3,070,824
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	295	253,140
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(a)(g)	5.75%	03/01/2029	169	93,178
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,336,542
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	45,416
St. Louis (City of), MO;
Series 2007 A, RB(g)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGI)(d)	5.25%	07/01/2049	10,000	10,320,101
Series 2024, RB (INS - AGI)(d)	5.25%	07/01/2054	5,000	5,131,292
St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(g)(m)	10.07%	08/04/2025	481	0
Series 2007, RB(g)	5.50%	05/29/2028	661	99,153
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(g)(m)	6.69%	04/21/2029	1,080	183,600
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(g)(m)	6.00%	08/21/2026	545	38,150
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(g)(m)	6.00%	08/21/2026	846	101,520
Series 2006, RN(g)	5.50%	03/09/2027	1,879	263,060
Series 2007 A, RN(g)	5.50%	01/20/2028	688	213,280
Series 2007 B, RN(g)(m)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	846,040
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(a)(g)	5.75%	04/01/2027	320	67,200
				30,801,333
Montana–0.07%
Hardin (City of), MT; Series 2006, RB(g)(m)	6.25%	09/01/2031	11,710	1,405,200
Nebraska–1.37%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,552,023
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,265,278
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP -GNMA)	4.80%	09/01/2054	5,000	4,796,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGI)(d)	4.00%	02/01/2051	$6,000	$5,145,488
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,136,202
				26,895,425
Nevada–0.88%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	65	65,398
Series 2007 A, RB	5.05%	02/01/2031	245	246,374
Clark County School District;
Series 2018 B, GO Bonds (INS -BAM)(d)	5.00%	06/15/2036	5,280	5,480,264
Series 2025 A, GO Bonds (INS - AGI)(d)	3.00%	06/15/2044	2,500	1,938,957
Las Vegas Valley Water District;
Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,305,746
Series 2025, GO Bonds(f)	5.25%	06/01/2055	5,000	5,184,990
				17,221,729
New Hampshire–1.04%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS -BAM)(d)(h)	0.00%	01/01/2029	305	271,522
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,375	3,355,411
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,886	4,615,438
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(c)	4.15%	10/01/2034	1,001	940,652
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,967	4,555,859
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	7,265	3,972,984
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(e)	5.25%	07/01/2039	410	405,821
Series 2019 A, RB(e)	5.63%	07/01/2046	230	220,943
Series 2019 A, RB(e)	5.75%	07/01/2054	570	540,241
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	1,510	1,539,662
				20,418,533
New Jersey–6.12%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	257,051
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	508,052
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,115,967
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(b)(c)	5.00%	12/15/2026	3,000	3,100,540
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,014,496
Series 2018 A, RB	5.00%	06/15/2047	735	730,354
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,080,265
Series 2018 C, RB	5.00%	06/15/2042	3,500	3,517,437
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	6.50%	11/01/2052	220	223,739
New Jersey (State of) Economic Development Authority (Institute for Advanced Study); Series 2006 B, Ref. VRD RB(l)	2.60%	07/01/2031	500	500,000
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGI)(d)	5.00%	07/01/2029	2,100	2,103,310
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	10,000	10,206,282
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health Inc.); Series 2009 E, VRD RB (LOC - Td Bank N.A.)(l)(n)	1.90%	07/01/2043	2,500	2,500,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,070,535
Series 2020 AA, RB	4.00%	06/15/2050	10,000	8,520,049
Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,357,260
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	2,000	1,842,703
New Jersey Turnpike Authority; Series 2025, RB(f)(j)	5.25%	01/01/2055	5,700	5,916,890
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	$3,500	$3,675,558
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,588,114
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,685,890
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,454,028
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,166,589
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,042,022
Series 2018 A, Ref. RB	5.25%	06/01/2046	7,145	7,082,001
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,825	6,570,160
				119,829,292
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	220,818
New York–8.50%
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,505,358
Series 2019 A, RB	5.00%	11/15/2045	10,065	10,064,405
New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,015,863
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	10,374,250
Series 2024 C, GO Bonds	5.25%	03/01/2053	10,250	10,483,588
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,218,804
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,401,961
Series 2024 D, RB	5.50%	05/01/2052	10,000	10,484,808
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,111,906
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	11,438,347
Series 2025 A, Ref. RB	5.00%	03/15/2050	5,000	5,051,674
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	500	485,348
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,274,889
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,212,402
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,383,313
New York (State of), NY Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	11,525,609
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	55	55,993
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	269,234
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	10,000	8,880,188
Series 2020 A, RB	4.00%	03/15/2049	10,000	8,553,640
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,443,139
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,277,519
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,101,730
Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,518,224
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,534,098
Series 2025, RB (INS - AGI)(d)	4.50%	12/01/2056	1,500	1,368,734
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	11,848,747
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,462,138
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,000,000
				166,345,909
North Carolina–0.81%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022 A, RB	4.00%	07/01/2052	10,000	8,666,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	$7,000	$7,113,572
				15,780,406
Ohio–2.79%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,387,497
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,690	17,549,561
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	25,000	2,193,915
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,451,492
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.25%	01/01/2050	5,000	5,139,629
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2057	6,050	5,697,327
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB(b)(c)	6.40%	09/19/2025	5,420	5,429,364
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,324,855
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	952,154
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,000	957,690
University of Cincinnati; Series 2024, RB(f)	5.25%	06/01/2054	6,275	6,430,927
				54,514,411
Oklahoma–0.77%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2030	3,350	3,496,580
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	11,000	11,598,751
				15,095,331
Oregon–0.10%
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	2,000	1,999,912
Pennsylvania–6.94%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,906,305
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,865,176
Series 2019, RB	4.00%	12/01/2049	1,350	1,158,603
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	3,000	3,148,937
Series 2018, RB	5.00%	06/01/2033	2,000	2,088,680
Series 2018, RB	5.00%	06/01/2034	1,760	1,831,555
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,235	1,235,328
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,282,366
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,338,064
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,219,460
Series 2022, Ref. RB	5.00%	05/01/2057	8,115	7,730,858
Pennsylvania (Commonwealth of);
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,541,076
First Series 2018-1, GO Bonds (INS -BAM)(d)	4.00%	03/01/2036	4,175	4,219,658
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,186,153
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,028,592
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,571,190
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,147,421
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,057,921
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,663,028
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,019,391
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,010,076
Pennsylvania Housing Finance Agency; Series 2025, RB(f)	5.15%	10/01/2050	10,000	10,015,873
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2021 C, RB	5.00%	10/01/2046	$5,000	$5,065,284
Series 2024 C, RB (INS - AGI)(d)	5.25%	09/01/2049	5,000	5,173,853
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(f)	5.50%	07/01/2053	11,000	11,501,035
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,011,561
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,015,763
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	4,000	4,141,519
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(d)	5.00%	03/01/2035	280	285,354
Series 2017, Ref. GO Bonds (INS - AGI)(d)	5.00%	03/01/2036	255	259,213
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,368,623
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	925,462
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	734,927
				135,748,305
Puerto Rico–3.84%
PRHTA Custodial Trust; Series 2022 I, RB(a)	5.00%	12/06/2049	12	2,378
PRIFA Custodial Trust;
Series 2005 A, RB(h)	0.00%	03/15/2049	428	120,482
Series 2005 A, RB(h)	0.00%	03/15/2049	645	463,949
Series 2022, RB(h)	0.00%	03/15/2049	6,998	2,948,039
Series 2022, RB(h)	0.00%	03/15/2049	6,362	2,955,031
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	3,289,908
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,166,878
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,224,232
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,571,759
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,146,454
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,615,941
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	6,553,431
Subseries 2022, RN(h)	0.00%	11/01/2043	2,742	1,724,283
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB(a)	5.00%	07/01/2028	2,000	1,327,500
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	166	158,981
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	32,588	10,299,679
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	7,371,735
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	8,848,272
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,035,936
Series 2019 A-2, RB	4.54%	07/01/2053	387	333,789
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,569,079
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 10/10/2017; Cost $851,513)(k)	5.00%	06/01/2026	1,305	1,300,958
Series 2006 P, Ref. RB (Acquired 11/15/2018; Cost $790,740)(k)	5.00%	06/01/2030	900	883,220
Series 2006 Q, RB (Acquired 02/13/2019-03/01/2019; Cost $130,900)(k)	5.00%	06/01/2036	150	143,594
				75,055,508
Rhode Island–0.68%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(a)(k)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,786,095
Series 2024, RB	5.25%	05/15/2054	5,000	4,848,635
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,048
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,661,771
				13,233,399
South Carolina–1.26%
Charleston County Airport District; Series 2024 B, RB	5.25%	07/01/2054	5,000	5,106,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	$2,500	$2,592,591
Series 2024, RB	5.50%	11/01/2049	5,000	5,179,374
Series 2024, RB	5.50%	11/01/2050	5,370	5,550,684
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,313,587
				24,742,338
South Dakota–0.51%
South Dakota (State of) Health & Educational Facilities Authority (Sanford);
Series 2025, Ref. VRD RB(l)	2.60%	07/01/2055	5,000	5,000,000
Series 2025, Ref.VRD RB(l)	2.65%	07/01/2055	5,000	5,000,000
				10,000,000
Tennessee–0.91%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	210,223
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS -BAM)(d)	5.50%	07/01/2054	1,250	1,283,522
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,010,277
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	200	201,121
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	5,665	5,788,235
Series 2021 A, RB(c)	5.00%	11/01/2031	5,000	5,301,941
				17,795,319
Texas–10.85%
Alamo Community College District; Series 2007, GO Bonds(b)	4.50%	10/02/2025	5	5,008
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(e)	5.75%	06/15/2055	1,000	979,273
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	835,694
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,334,581
Board of Regents of the University of Texas System; Series 2025 B, RB	5.00%	08/15/2051	6,965	7,109,164
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(f)	5.25%	02/15/2060	5,000	5,133,476
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,033,897
Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,510,925
Series 2022 B, Ref. RB	5.00%	11/01/2050	10,000	10,021,401
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2032	1,100	1,098,062
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	9,947,789
Forney Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2053	12,000	10,174,169
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	13,087,371
Harris (County of), TX Flood Control District (Green Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,382,623
Harris (County of), TX Port Authority of Houston;
Series 2021, RB	4.00%	10/01/2046	5,365	4,739,199
Series 2023, RB	5.00%	10/01/2053	10,000	10,013,676
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	5,500	5,779,851
Humble Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	10,750	9,350,231
Jarrell Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,586,390
Lamar Consolidated Independent School District;
Series 2018, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2043	10,700	10,771,831
Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,463,903
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,436,369
Mansfield Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(f)	5.25%	02/15/2055	5,000	5,169,265
Medina Valley Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	7,000	5,985,984
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,000	2,911,276
Series 2025 A, RB	6.50%	10/01/2060	1,800	1,732,712
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(e)	5.00%	08/15/2039	$425	$398,169
Series 2019, RB(e)	5.00%	08/15/2049	150	129,713
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	355	360,285
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	1,000	1,014,888
Northwest Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(f)	5.25%	02/15/2055	4,000	4,138,486
Prosper Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	10,150	8,761,436
San Antonio (City of), TX;
Series 2025, RB(f)	5.25%	02/01/2046	5,000	5,167,854
Series 2025, RB(f)(j)	5.50%	02/01/2050	10,000	10,447,248
Southwest Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,223,583
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,339,389
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,672,985
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,329,884
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	5,731,683
Wylie Independent School District/Collin County; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(f)	5.25%	08/15/2054	5,000	5,124,235
				212,433,958
Utah–0.60%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	4,850,705
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS-AGI)(d)(f)(j)	5.50%	06/01/2050	5,000	5,238,817
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	726,252
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(e)	5.38%	06/15/2049	1,110	973,680
				11,789,454
Virgin Islands–0.07%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(d)	5.00%	10/01/2032	1,305	1,308,432
Virginia–0.36%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(a)(g)	6.75%	03/01/2034	302	187,240
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,194,757
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	718,073
				7,100,070
Washington–1.10%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	25	25,009
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,136	1,108,454
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	7,750	7,344,722
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,344,406
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,279,051
Washington State Housing Finance Commission; Series 2025, RB (INS -BAM)(d)(e)	5.25%	07/01/2055	2,500	2,437,317
				21,538,959
West Virginia–0.22%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	4,170	4,314,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–2.43%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(d)(h)	0.00%	12/15/2055	$5,445	$1,130,041
Series 2020, RB (INS - AGI)(d)(h)	0.00%	12/15/2060	25,000	3,933,952
Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(f)	4.00%	11/15/2034	20,000	20,007,736
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,177,657
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,511,396
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(e)(h)	0.00%	07/01/2062	6,750	4,792,500
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2036	900	924,323
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2054	1,275	1,233,439
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2058	1,400	1,343,293
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	260	260,165
Series 2012 A, RB	6.00%	07/15/2042	350	350,083
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2039	310	293,435
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(e)	5.38%	06/01/2044	535	442,458
Series 2019 A, RB(e)	5.50%	06/01/2054	540	429,843
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(h)	0.00%	12/15/2034	1,125	644,812
				47,475,133
TOTAL INVESTMENTS IN SECURITIES(o)–105.18% (Cost $2,170,154,473)				2,058,992,966
FLOATING RATE NOTE OBLIGATIONS–(7.27)%
Notes with interest and fee rates ranging from 3.25% to 4.12% at 08/31/2025 and contractual maturities of collateral ranging from 11/15/2034 to 07/15/2060 (See Note 1K)(p)				(142,395,000)
OTHER ASSETS LESS LIABILITIES–2.09%				40,943,246
NET ASSETS–100.00%				$1,957,541,212
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco AMT-Free Municipal Income Fund

Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $13,708,062, which represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $69,094,578, which represented 3.53% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $26,767,850. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Restricted security. The aggregate value of these securities at August 31, 2025 was $9,387,840, which represented less than 1% of the Fund’s Net Assets.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $206,331,874 are held by TOB Trusts and serve as collateral for the $142,395,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,170,154,473)	$2,058,992,966
Cash	18,592,344
Receivable for:
Investments sold	38,018
Fund shares sold	2,346,157
Interest	23,855,240
Investments matured, at value (Cost $8,180,780)	3,794,130
Investment for trustee deferred compensation and retirement plans	130,776
Other assets	357,051
Total assets	2,108,106,682
Liabilities:
Floating rate note obligations	142,395,000
Payable for:
Investments purchased	974,860
Dividends	3,154,140
Fund shares reacquired	3,039,528
Accrued fees to affiliates	713,294
Accrued interest expense	34,372
Accrued trustees’ and officers’ fees and benefits	46,995
Accrued other operating expenses	76,505
Trustee deferred compensation and retirement plans	130,776
Total liabilities	150,565,470
Net assets applicable to shares outstanding	$1,957,541,212
Net assets consist of:
Shares of beneficial interest	$2,535,249,749
Distributable earnings (loss)	(577,708,537)
$1,957,541,212
Net Assets:
Class A	$1,015,311,194
Class C	$49,718,820
Class Y	$882,109,305
Class R6	$10,401,893
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	155,784,858
Class C	7,684,488
Class Y	135,765,174
Class R6	1,595,432
Class A:
Net asset value per share	$6.52
Maximum offering price per share (Net asset value of $6.52 ÷ 95.75%)	$6.81
Class C:
Net asset value and offering price per share	$6.47
Class Y:
Net asset value and offering price per share	$6.50
Class R6:
Net asset value and offering price per share	$6.52
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco AMT-Free Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$56,097,759
Expenses:
Advisory fees	4,398,226
Administrative services fees	155,060
Custodian fees	7,515
Distribution fees:
Class A	1,316,533
Class C	284,616
Interest, facilities and maintenance fees	3,912,321
Transfer agent fees — A, C and Y	951,475
Transfer agent fees — R6	852
Trustees’ and officers’ fees and benefits	19,472
Registration and filing fees	54,306
Reports to shareholders	34,899
Professional services fees	83,942
Other	20,406
Total expenses	11,239,623
Less: Expense offset arrangement(s)	(3,194)
Net expenses	11,236,429
Net investment income	44,861,330
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,545,953))	(35,460,102)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(95,093,527)
Net realized and unrealized gain (loss)	(130,553,629)
Net increase (decrease) in net assets resulting from operations	$(85,692,299)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$44,861,330	$89,992,358
Net realized gain (loss)	(35,460,102)	(11,761,633)
Change in net unrealized appreciation (depreciation)	(95,093,527)	(5,042,160)
Net increase (decrease) in net assets resulting from operations	(85,692,299)	73,188,565
Distributions to shareholders from distributable earnings:
Class A	(21,192,146)	(45,905,036)
Class C	(899,800)	(2,169,809)
Class Y	(22,015,212)	(47,167,784)
Class R6	(233,245)	(375,814)
Total distributions from distributable earnings	(44,340,403)	(95,618,443)
Share transactions–net:
Class A	(79,663,674)	(90,583,905)
Class C	(10,032,098)	(17,160,381)
Class Y	(260,262,255)	116,713,425
Class R6	(525,864)	3,575,131
Net increase (decrease) in net assets resulting from share transactions	(350,483,891)	12,544,270
Net increase (decrease) in net assets	(480,516,593)	(9,885,608)
Net assets:
Beginning of period	2,438,057,805	2,447,943,413
End of period	$1,957,541,212	$2,438,057,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco AMT-Free Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$6.89	$0.13	$(0.37)	$(0.24)	$(0.13)	$6.52	(3.48)%(d)	$1,015,311	1.12%(d)(e)	1.12%(d)(e)	0.76%(d)(e)	3.97%(d)(e)	24%
Year ended 02/28/25	6.96	0.25	(0.06)	0.19	(0.26)	6.89	2.82 (d)	1,157,194	0.91 (d)	0.91 (d)	0.75 (d)	3.57 (d)	18
Year ended 02/29/24	6.80	0.23	0.18	0.41	(0.25)	6.96	6.22 (d)	1,259,062	0.93 (d)	0.93 (d)	0.77 (d)	3.40 (d)	21
Year ended 02/28/23	7.61	0.24	(0.81)	(0.57)	(0.24)	6.80	(7.51)(d)	1,328,471	0.88 (d)	0.88 (d)	0.75 (d)	3.42 (d)	53
Year ended 02/28/22	7.79	0.19	(0.10)	0.09	(0.27)	7.61	1.03 (d)	1,685,219	0.80 (d)	0.80 (d)	0.74 (d)	2.42 (d)	10
Year ended 02/28/21	8.04	0.22	(0.17)	0.05	(0.30)	7.79	0.70 (d)	1,659,677	0.84 (d)	0.84 (d)	0.76 (d)	2.86 (d)	20
Class C
Six months ended 08/31/25	6.84	0.11	(0.38)	(0.27)	(0.10)	6.47	(3.88)	49,719	1.88 (e)	1.88 (e)	1.52 (e)	3.21 (e)	24
Year ended 02/28/25	6.90	0.19	(0.04)	0.15	(0.21)	6.84	2.18	63,106	1.67	1.67	1.51	2.81	18
Year ended 02/29/24	6.74	0.18	0.18	0.36	(0.20)	6.90	5.44	80,994	1.69	1.69	1.53	2.64	21
Year ended 02/28/23	7.54	0.18	(0.80)	(0.62)	(0.18)	6.74	(8.19)	98,530	1.64	1.64	1.51	2.66	53
Year ended 02/28/22	7.72	0.13	(0.11)	0.02	(0.20)	7.54	0.24	154,706	1.56	1.56	1.50	1.66	10
Year ended 02/28/21	7.97	0.16	(0.18)	(0.02)	(0.23)	7.72	(0.14)	151,779	1.60	1.60	1.52	2.10	20
Class Y
Six months ended 08/31/25	6.87	0.14	(0.37)	(0.23)	(0.14)	6.50	(3.37)	882,109	0.88 (e)	0.88 (e)	0.52 (e)	4.21 (e)	24
Year ended 02/28/25	6.93	0.26	(0.04)	0.22	(0.28)	6.87	3.21	1,206,198	0.67	0.67	0.51	3.81	18
Year ended 02/29/24	6.77	0.25	0.18	0.43	(0.27)	6.93	6.48	1,099,816	0.69	0.69	0.53	3.64	21
Year ended 02/28/23	7.58	0.25	(0.81)	(0.56)	(0.25)	6.77	(7.33)	898,454	0.64	0.64	0.51	3.66	53
Year ended 02/28/22	7.76	0.21	(0.11)	0.10	(0.28)	7.58	1.26	983,831	0.56	0.56	0.50	2.66	10
Year ended 02/28/21	8.02	0.24	(0.18)	0.06	(0.32)	7.76	0.82	835,955	0.60	0.60	0.52	3.10	20
Class R6
Six months ended 08/31/25	6.90	0.14	(0.38)	(0.24)	(0.14)	6.52	(3.46)	10,402	0.81 (e)	0.81 (e)	0.45 (e)	4.28 (e)	24
Year ended 02/28/25	6.96	0.27	(0.05)	0.22	(0.28)	6.90	3.28	11,560	0.60	0.60	0.44	3.88	18
Year ended 02/29/24	6.80	0.25	0.18	0.43	(0.27)	6.96	6.54	8,072	0.62	0.62	0.46	3.71	21
Year ended 02/28/23	7.61	0.26	(0.81)	(0.55)	(0.26)	6.80	(7.22)	5,374	0.57	0.57	0.44	3.73	53
Year ended 02/28/22	7.79	0.22	(0.11)	0.11	(0.29)	7.61	1.35	6,714	0.49	0.49	0.43	2.73	10
Year ended 02/28/21	8.05	0.25	(0.18)	0.07	(0.33)	7.79	0.92	6,855	0.52	0.52	0.44	3.18	20

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
August 31, 2025, and the years ended February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022 and February 28, 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
22
Invesco AMT-Free Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
23
Invesco AMT-Free Municipal Income Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4)
24
Invesco AMT-Free Municipal Income Fund

extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $13,981 in front-end sales commissions from the sale of Class A shares and $2,686 and $1,761 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,051,258,217	$7,734,749	$2,058,992,966
Total Investments in Securities	—	2,051,258,217	7,734,749	2,058,992,966
Other Investments - Assets
Investments Matured	—	3,461,651	332,479	3,794,130
Total Investments	$—	$2,054,719,868	$8,067,228	$2,062,787,096
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $73,232,488 and securities sales of $96,429,122, which resulted in net realized gains (losses) of $(2,545,953).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,194.
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Invesco AMT-Free Municipal Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $1,696,196 with an average interest rate of 4.48%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $98,178,571 and 6.83%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$84,437,076	$351,134,555	$435,571,631
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $541,662,380 and $777,781,989, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$24,032,914
Aggregate unrealized (depreciation) of investments	(151,509,402)
Net unrealized appreciation (depreciation) of investments	$(127,476,488)
Cost of investments for tax purposes is $2,190,263,584.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	8,753,035	$57,630,451	18,055,063	$124,619,303
Class C	373,542	2,449,261	1,446,584	9,917,431
Class Y	31,037,519	204,061,587	60,554,954	416,455,447
Class R6	80,979	532,803	611,981	4,233,644
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Invesco AMT-Free Municipal Income Fund

	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,754,809	$11,563,476	3,695,279	$25,470,368
Class C	86,379	564,977	200,023	1,368,236
Class Y	1,829,513	12,023,993	4,002,681	27,505,434
Class R6	30,593	201,572	49,590	341,889
Automatic conversion of Class C shares to Class A shares:
Class A	721,792	4,736,139	1,663,194	11,460,670
Class C	(727,119)	(4,736,139)	(1,676,452)	(11,460,670)
Reacquired:
Class A	(23,317,164)	(153,593,740)	(36,541,462)	(252,134,246)
Class C	(1,271,945)	(8,310,197)	(2,482,496)	(16,985,378)
Class Y	(72,644,930)	(476,347,835)	(47,662,469)	(327,247,456)
Class R6	(192,481)	(1,260,239)	(145,277)	(1,000,402)
Net increase (decrease) in share activity	(53,485,478)	$(350,483,891)	1,771,193	$12,544,270

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco AMT-Free Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco AMT-Free Municipal Income Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
28
Invesco AMT-Free Municipal Income Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
29
Invesco AMT-Free Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
30
Invesco AMT-Free Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco California Municipal Fund
Nasdaq:
A: OPCAX ■ C: OCACX ■ Y: OCAYX ■ R6: IORCX

2	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
30	Approval of Investment Advisory and Sub-Advisory Contracts
32	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.49%(a)
California–105.52%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$996,308
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2039	5,445	5,201,357
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2039	2,000	2,039,248
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,446,287
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(b)	5.00%	10/01/2052	7,000	7,054,555
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(b)	5.00%	08/01/2052	10,000	10,237,319
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	05/01/2040	1,250	1,263,876
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	425	431,881
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	550,156
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	128,912
Series 2019, RB	5.00%	09/01/2031	140	144,355
Series 2019, RB	5.00%	09/01/2049	775	762,231
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	853,295
Beaumont Unified School District Community Facilities District No. 2022-1 (Improvement Area No. 2);
Series 2025, RB	5.00%	09/01/2050	305	298,902
Series 2025, RB	5.00%	09/01/2055	900	874,143
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(c)	0.00%	08/01/2026	1,465	1,437,932
Series 2009, GO Bonds(c)	0.00%	08/01/2032	3,045	2,508,019
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	503,504
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,775	1,781,899
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,001,350
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(d)	5.25%	07/01/2054	12,300	12,420,739
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(e)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(e)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,719,137
Series 2022, GO Bonds(f)	5.00%	11/01/2042	11,370	11,941,511
Series 2025, GO Bonds(f)	5.00%	03/01/2055	7,500	7,752,100
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(g)	5.00%	04/01/2032	5,000	5,342,851
Series 2024, RB(g)	5.00%	08/01/2032	10,000	10,432,732
Series 2024, RB(g)	5.00%	12/01/2032	27,500	28,720,895
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(g)	5.25%	10/01/2031	5,000	5,259,373
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	672,767
Series 2018, RB	5.25%	05/01/2053	2,500	2,521,517
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	2,146,079
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(c)(h)	0.00%	06/01/2057	45,600	3,225,448
Series 2007 E, RB(c)(h)	0.00%	06/01/2057	51,500	3,128,893
Series 2007 F, RB(c)(h)	0.00%	06/01/2057	55,250	3,243,484
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	520,276
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,110,976
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	15,990	16,103,943
Series 2006 C, RB(c)	0.00%	06/01/2055	332,360	29,833,332
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	$1,360	$1,361,943
Series 2002, RB	6.13%	06/01/2038	9,700	9,710,091
Series 2006 A, RB(c)	0.00%	06/01/2046	62,110	16,533,843
Series 2006 C, RB(c)	0.00%	06/01/2055	71,700	7,340,797
Series 2006 D, RB(c)	0.00%	06/01/2055	309,500	25,211,994
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	591,384
Series 2020 B-2, Ref. RB(c)	0.00%	06/01/2055	22,000	3,867,769
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,210	2,913,370
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(c)	0.00%	06/01/2055	6,050	1,107,554
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	520	520,475
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,715,704
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	8,005	7,516,279
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	2,300	2,167,344
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(h)	6.25%	06/01/2053	2,520	2,308,017
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(h)	5.00%	06/01/2054	2,500	2,225,810
Series 2024 A, RB(h)	5.00%	06/01/2064	7,500	6,485,638
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(h)	5.00%	06/01/2054	1,400	1,253,637
Series 2024, RB(h)	5.00%	06/01/2064	1,350	1,174,739
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	20,690	18,257,899
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,625,680
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(g)(i)	4.00%	04/01/2030	210	224,982
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	4,986,489
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,174,155
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS -Cal-Mortgage)(b)	6.25%	02/01/2026	570	571,693
California (State of) Health Facilities Financing Authority (EL Camino Health); Series 2025 A, Ref. RB	5.25%	02/01/2048	1,500	1,558,055
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	992,613
Series 2024, RB	5.25%	11/15/2058	3,750	3,635,182
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	10,300,926
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	483,918
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	5,925	5,183,069
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,044,385
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,600,820
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	13,024,695
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,369,969
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	1,533	1,565,354
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(d)(g)(h)	9.50%	01/01/2035	7,000	6,436,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street); Series 2017, RB	5.00%	05/15/2052	$2,815	$2,825,529
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(h)	5.00%	01/01/2056	2,450	1,995,950
California (State of) Municipal Finance Authority;
Series 2024 D, RB	5.00%	09/01/2049	1,000	975,431
Series 2024 D, RB	5.00%	09/01/2054	1,000	950,220
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	2,866,887
California (State of) Municipal Finance Authority (Ascent 613); Series 2025 A, RB(h)	5.38%	01/01/2055	5,000	4,543,260
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	274,249
Series 2018 A, RB(h)	5.00%	06/01/2048	3,225	2,924,290
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	656,496
Series 2020 B, RB	4.00%	09/01/2050	1,095	897,350
Series 2021 A, RB	4.00%	09/01/2041	655	585,858
Series 2021 A, RB	4.00%	09/01/2046	1,095	909,183
Series 2021 B, RB	4.00%	09/01/2041	915	819,347
Series 2021 B, RB	4.00%	09/01/2046	830	705,936
Series 2021 B, RB	4.00%	09/01/2051	775	627,470
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,238,786
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	916,792
Series 2022 C, RB	6.25%	09/01/2052	1,885	1,980,945
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,383,120
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	914,151
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,025,243
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	261,519
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	346,571
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	1,100	1,112,853
Series 2024, Ref. RB	5.00%	08/15/2049	1,000	988,957
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,544,260
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	5,000	5,142,933
Series 2018, RB	5.00%	05/15/2043	5,900	5,805,661
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS -BAM)(b)	5.00%	05/15/2049	2,660	2,563,218
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,622,600
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	774,200
Series 2024, RB	5.00%	09/01/2054	750	721,213
California (State of) Municipal Finance Authority (Cityview Apartments) (Green Bonds); Series 2021, RB(h)	4.00%	11/01/2036	1,625	1,497,636
California (State of) Municipal Finance Authority (Community Health Centers of the Central Coast, Inc.); Series 2025, RB	5.75%	12/01/2055	2,500	2,429,987
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,006,338
Series 2017 A, Ref. RB	5.00%	02/01/2047	2,005	1,974,006
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2039	3,345	3,436,327
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	1,952,951
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	625	605,829
Series 2012, RB(h)	6.88%	01/01/2042	2,080	1,927,608
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,015,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2021, RB	4.00%	10/01/2046	$1,080	$893,907
Series 2021, RB	4.00%	10/01/2049	8,000	6,435,978
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2043	10,130	9,870,743
Series 2018 A, RB(d)	5.00%	12/31/2047	18,610	17,770,516
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,610,414
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(b)	4.00%	09/15/2051	3,385	2,926,127
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	521,250
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(b)	5.25%	11/01/2052	5,400	5,413,082
California (State of) Municipal Finance Authority (PRS California Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2049	1,300	1,229,437
Series 2024, Ref. RB	5.00%	04/01/2054	1,540	1,432,764
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	11,799,561
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,250	2,907,878
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	840	859,874
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,374,853
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	2,700	2,308,693
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	891,538
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory); Series 2024 A, RB	5.00%	09/01/2049	1,500	1,527,193
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(h)	5.25%	06/01/2044	1,075	980,256
Series 2024, Ref. RB(h)	5.50%	06/01/2054	1,300	1,158,323
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	20,000	19,902,514
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	587,654
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(h)	6.20%	06/15/2054	1,800	1,846,984
Series 2024, RB(h)	6.38%	06/15/2064	1,000	1,030,462
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 04/25/2019; Cost $1,441,506)(h)(j)	5.00%	08/01/2039	1,400	1,135,727
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(d)(h)(j)(k)	7.50%	07/01/2032	1,425	16,031
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(d)(h)(j)(k)	8.00%	07/01/2039	1,900	21,375
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(d)(h)(j)(k)	7.50%	07/01/2032	420	4,725
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(h)	5.00%	07/01/2037	3,000	3,000,823
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(d)(h)	5.00%	11/21/2045	1,000	990,828
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	2,500	2,477,069
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	3,863,631
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	806,769
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2036	1,000	972,621
Series 2021, RB(h)	5.00%	11/15/2046	4,000	3,482,322
Series 2021, RB(h)	5.00%	11/15/2051	3,590	3,031,508
Series 2021, RB(h)	5.00%	11/15/2056	2,685	2,223,304
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(h)	5.00%	06/15/2050	1,540	1,340,996
Series 2020 A, RB(h)	5.00%	06/15/2055	1,030	879,199
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025, RB	5.00%	11/01/2054	5,245	4,974,142
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,005,104
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	931,817
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(h)	10.00%	05/15/2028	2,900	3,737,905
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy);
Series 2019 A, RB(h)	5.00%	06/15/2049	$1,400	$1,239,068
Series 2025, RB(h)	5.63%	06/15/2055	1,155	1,110,917
Series 2025, RB(h)	6.00%	06/15/2065	3,850	3,838,032
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	389,032
Series 2019 A, RB(h)	5.00%	07/01/2044	630	543,616
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,310,794
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	16,640	14,952,579
California (State of) School Finance Authority; Series 2024 A, RB(h)	5.75%	06/01/2053	2,000	1,850,026
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,241,588
Series 2024, Ref. RB(h)	5.00%	07/01/2059	2,700	2,552,793
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(h)	6.13%	07/01/2052	3,745	3,582,920
Series 2022 A, RB(h)	6.25%	07/01/2062	4,655	4,417,965
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	913,968
Series 2016, Ref. RB(h)	5.00%	08/01/2041	2,425	2,301,361
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	627,927
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(h)	5.00%	08/01/2059	3,120	2,755,603
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Green Bonds); Series 2023, Ref. RB(h)	5.25%	06/01/2053	1,550	1,455,553
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(g)(h)(i)	6.25%	07/01/2027	875	932,203
Series 2017, RB(h)	6.25%	07/01/2037	375	379,251
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(h)	5.00%	07/01/2043	2,000	1,938,376
Series 2024, RB(h)	5.00%	07/01/2064	1,440	1,297,422
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	2,305	2,196,083
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,007,662
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(h)	4.25%	07/01/2028	500	501,717
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(h)	5.50%	07/01/2054	2,250	2,212,213
Series 2024, RB(h)	5.63%	07/01/2063	1,000	977,711
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(h)	5.38%	07/01/2056	995	933,169
Series 2022, RB(h)	5.50%	07/01/2062	1,000	945,807
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	478,176
Series 2017 A, RB(h)	5.00%	07/01/2037	590	596,167
Series 2017 A, RB(h)	5.00%	07/01/2047	3,240	3,071,602
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,607,137
California (State of) School Finance Authority (Magnolia Public Schools Obligated Groups); Series 2025, RB(h)	5.00%	07/01/2055	2,000	1,854,081
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(h)	5.00%	06/01/2050	1,060	948,275
Series 2024, Ref. RB(h)	5.00%	06/01/2054	1,950	1,728,683
Series 2024, Ref. RB(h)	5.00%	06/01/2064	1,600	1,379,296
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.88%	06/01/2053	700	672,119
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(h)	5.50%	08/01/2043	550	543,780
Series 2023, Ref. RB(h)	5.50%	08/01/2047	525	507,806
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(h)	6.00%	06/01/2063	2,035	1,894,915
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(h)	4.00%	11/01/2051	2,700	2,056,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(h)	5.13%	06/01/2053	$500	$459,561
Series 2023 A, RB(h)	5.38%	05/01/2063	1,000	933,712
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(h)	5.25%	07/01/2031	600	607,007
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.25%	07/01/2048	700	684,008
California (State of) School Finance Authority (Vibrant Minds Charter School);
Series 2025, RB(h)	6.75%	04/15/2045	1,650	1,615,113
Series 2025, RB(h)	7.00%	04/15/2055	3,000	2,931,583
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,152,865
Series 2017, RB	5.00%	09/02/2046	1,265	1,265,339
Series 2020 B, RB	4.00%	09/02/2050	445	352,379
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,604,016
Series 2024, RB	5.00%	09/01/2054	900	859,023
Series 2025, RB	3.54%	02/20/2041	6,982	6,144,175
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	778,683
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,181,996
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,786,801
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,506,033
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	836,847
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,500	1,500,785
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,216,765
Series 2020, RB	4.00%	09/01/2050	2,000	1,610,610
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	1,999,550
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,289,778
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,645,793
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,060	3,111,870
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGI)(b)	5.25%	08/15/2052	3,000	3,031,614
Series 2022 A, RB (INS - AGI)(b)	5.38%	08/15/2057	2,320	2,342,029
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,206,724
Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,267,586
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS -AMBAC)(b)(d)	5.20%	06/01/2036	2,030	2,031,604
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	621,408
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	375	368,313
Series 2024, RB	5.00%	09/01/2054	550	537,692
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(b)	4.00%	11/01/2046	7,825	7,033,302
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,568,928
Series 2024 A, Ref. RB	5.00%	12/01/2049	6,540	6,555,876
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,360	2,411,465
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	$1,000	$914,010
Series 2019, RB(h)	5.00%	06/01/2034	375	382,514
Series 2019, RB(h)	5.00%	06/01/2039	100	98,200
Series 2019, RB(h)	5.00%	06/01/2051	295	262,514
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(h)	5.25%	12/01/2056	7,330	6,691,867
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,313,120
Series 2023, RB	5.25%	09/01/2053	2,225	2,226,635
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,009,136
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,645,827
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,205,042
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS -Cal-Mortgage)(b)	4.13%	04/01/2053	1,000	885,548
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	494,759
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	1,878,179
Series 2022, RB	5.38%	09/02/2052	995	997,715
Series 2023, RB	5.25%	09/02/2043	1,125	1,111,083
Series 2023, RB	5.25%	09/01/2051	2,395	2,403,301
Series 2023, RB	5.50%	09/02/2053	1,875	1,851,625
Series 2024, RB	5.00%	09/02/2049	1,100	1,087,870
Series 2024, RB	5.00%	09/02/2054	1,100	1,078,632
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,200,263
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,500	2,500,193
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,350	4,437,477
Series 2002 B, RB	6.00%	05/01/2037	520	530,457
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,136,180
Series 2002, RB	6.00%	05/01/2043	2,125	2,167,462
Series 2006 A, RB(c)	0.00%	06/01/2046	8,000	1,900,186
California Community Choice Financing Authority; Series 2025, RB(f)(g)	5.25%	04/01/2030	11,000	11,780,061
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(g)	5.00%	10/01/2032	5,000	5,315,032
Series 2025 A, RB(g)	5.00%	05/01/2035	7,500	7,755,176
Series 2025, RB(g)	5.00%	11/01/2035	7,500	8,026,391
California Educational Facilities Authority; Series 2025, RB(f)	5.00%	10/01/2055	7,500	7,660,619
California Enterprise Development Authority;
Series 2025, RB(f)	5.25%	11/01/2054	5,000	5,153,890
Series 2025, RB(f)	5.50%	11/01/2059	22,500	23,570,197
California State Public Works Board; Series 2025, RB(f)	5.00%	04/01/2050	8,000	8,199,875
California State University;
Series 2025 A, Ref. RB	4.63%	11/01/2056	4,000	3,874,648
Series 2025 A, Ref. RB	5.25%	11/01/2056	25	26,141
Series 2025, RB(f)	5.25%	11/01/2056	30,000	31,368,754
California Statewide Communities Development Authority (Sequoia Living Projects); Series 2025, Ref. RB (INS - Cal-Mortgage)(b)	5.00%	07/01/2055	5,000	4,976,652
Carson (City of), CA Public Financing Authority;
Series 2019, RB	5.00%	09/02/2030	545	591,003
Series 2024, RB	5.00%	06/01/2049	5,000	5,038,379
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	$170	$158,193
Series 2024, RB	5.00%	09/01/2049	675	653,911
Series 2024, RB	5.00%	09/01/2054	740	709,474
Series 2025, RB	5.13%	09/01/2050	1,215	1,200,153
Series 2025, RB	5.25%	09/01/2055	1,500	1,491,037
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB(g)(i)	5.00%	09/12/2025	1,100	1,100,761
Series 2015 A, Ref. RB(g)(i)	5.00%	09/12/2025	865	865,598
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(c)	0.00%	08/01/2047	12,750	4,160,909
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,463,015
City of Los Angeles CA Wastewater System Revenue; Series 2025, RB(f)	5.00%	06/01/2055	12,500	12,740,710
City of Los Angeles Department of Airports; Series 2025, RB(d)(f)(l)	5.50%	05/15/2055	10,000	10,387,726
City of San Francisco CA Public Utilities Commission Water Revenue; Series 2025, RB(f)	5.00%	11/01/2055	10,000	10,199,107
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS -NATL)(b)	4.63%	08/01/2029	25	25,040
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(b)(c)	0.00%	08/01/2029	735	665,386
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	355	366,073
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,106,694
Series 2018, RB(h)	5.00%	09/01/2048	2,015	1,983,846
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,467,537
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS -AMBAC)(b)	5.25%	09/01/2027	435	435,450
Compton Unified School District;
Series 2019 B, GO Bonds (INS -BAM)(b)(c)	0.00%	06/01/2035	1,300	871,048
Series 2019 B, GO Bonds (INS -BAM)(b)(c)	0.00%	06/01/2041	6,250	2,822,952
Series 2019 B, GO Bonds (INS -BAM)(b)(c)	0.00%	06/01/2042	4,335	1,847,138
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,568,918
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	2,906,751
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,032
Series 2007 C, Ref. RB	6.50%	12/15/2047	835	829,458
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	1,675	1,618,350
Series 2023, RB	5.00%	09/01/2053	2,600	2,498,350
Eastern Municipal Water District;
Series 2025, RB	5.00%	09/01/2050	1,000	973,150
Series 2025, RB	5.00%	09/01/2054	500	482,972
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	76,531
Series 2021, RB	4.00%	09/01/2050	540	440,595
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,108,920
Series 2023, RB	5.25%	09/01/2053	1,385	1,371,242
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	1,874,857
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	13,112,270
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	4,430	3,431,623
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,652,663
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,339,556
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	874,824
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,313,182
Series 2024, RB	5.00%	09/01/2049	415	403,693
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,030	2,975,971
Series 2024, RB	5.00%	09/01/2054	2,825	2,745,214
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	$1,000	$1,124,614
Series 2015, Ref. RB (INS - AGI)(b)(c)	0.00%	01/15/2035	2,745	1,968,177
Series 2021 A, Ref. RB (INS -BAM)(b)	4.00%	01/15/2046	15,965	14,714,968
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,601,378
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	817,445
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	2,744,338
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)(i)	0.00%	08/01/2029	615	555,032
Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2029	4,735	4,276,606
Series 2009 A, GO Bonds(c)(i)	0.00%	08/01/2031	2,235	1,881,077
Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2031	1,415	1,187,266
Glendale (City of), AZ;
Series 2025, RB	5.00%	02/01/2052	9,095	9,184,558
Series 2025, RB	5.00%	02/01/2055	10,995	11,068,455
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(c)	0.00%	06/01/2066	21,000	1,956,509
Hemet Unified School District;
Series 2025, RB	5.00%	09/01/2050	1,755	1,732,065
Series 2025, RB	5.00%	09/01/2054	1,000	979,096
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	625,190
Series 2024, RB	5.00%	09/01/2054	1,000	976,151
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGI)(b)	5.00%	06/01/2036	1,270	1,292,009
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,442,534
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGI)(b)	5.25%	08/01/2053	1,500	1,555,079
Inglewood Unified School District; Series 2019 C, GO Bonds (INS -BAM)(b)	4.00%	08/01/2039	690	678,649
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS -BAM)(b)	4.00%	09/01/2044	3,000	2,746,136
La Canada Irrigation District; Series 2025, COP	5.25%	12/01/2055	2,000	2,035,026
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	314,128
Series 2021, RB	4.00%	09/01/2046	450	382,223
Series 2021, RB	4.00%	09/01/2051	700	569,277
Series 2024, RB	5.00%	09/01/2054	1,000	968,844
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	572,805
Series 2024, RB	5.00%	09/01/2049	850	832,546
Series 2024, RB	5.00%	09/01/2054	1,150	1,114,171
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,395,025
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	819,824
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	969,068
Series 2021, RB	4.00%	09/01/2051	430	348,661
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	682,833
Series 2020, RB	4.00%	09/01/2045	835	711,384
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	235,494
Series 2022, RB	4.00%	09/01/2052	3,000	2,459,100
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,335	2,340,781
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	282,037
Long Beach (City of), CA (Green Bonds); Series 2025, Ref. RB(d)	5.00%	05/15/2055	2,850	2,806,447
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,529
Series 2007 A, RB	5.50%	11/15/2030	1,010	1,116,989
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,103,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Alamitos Unified School District; Series 2013, GO Bonds(m)	6.01%	08/01/2040	$1,660	$1,736,571
Los Alamitos Unified School District (Capital); Series 2012, COP	5.95%	08/01/2034	1,200	1,316,894
Los Angeles (City of), CA (Green Bonds); Series 2022, RB(d)	5.00%	05/15/2047	8,000	7,928,360
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,382,850
Los Angeles (City of), CA Department of Airports;
Series 2018, RB(d)(f)	5.00%	05/15/2035	11,410	11,795,433
Series 2018, RB(d)(f)	5.00%	05/15/2036	10,640	10,939,535
Series 2019 A, Ref. RB(d)	5.00%	05/15/2049	16,710	16,480,336
Series 2021, Ref. RB(d)	4.00%	05/15/2046	6,400	5,575,772
Series 2022 A, RB(d)	5.00%	05/15/2045	12,875	12,811,007
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(d)	5.00%	05/15/2048	4,395	4,332,992
Series 2019, RB(d)	5.00%	05/15/2049	19,745	19,473,623
Series 2022, RB(d)	4.00%	05/15/2047	10,000	8,722,705
Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2047	21,000	20,866,306
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	7,996,052
Series 2021 B, Ref. RB	5.00%	07/01/2048	17,555	17,541,678
Series 2021 B, Ref. RB	5.00%	07/01/2051	10,165	10,154,848
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,503,815
Series 2025 A, Ref. RB (INS -BAM)(b)	5.00%	07/01/2053	5,000	5,014,970
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	1,965,728
Series 2024, RB	5.00%	09/01/2054	2,700	2,604,146
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,360,499
Los Angeles (County of), CA Public Works Financing Authority;
Series 2024 H, Ref. RB	5.50%	12/01/2049	4,500	4,781,000
Series 2025 J, RB	5.50%	12/01/2054	10,000	10,609,922
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS -NATL)(b)	5.75%	03/15/2028	55	56,749
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,711,297
Series 2020, RB	4.00%	09/01/2051	3,560	2,816,644
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,455,449
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	251,807
Series 2020 A, RB	4.00%	09/01/2040	700	635,838
Series 2020 B, RB	4.00%	09/01/2040	700	618,629
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	811,407
Series 2024, RB	5.00%	09/01/2054	1,000	963,057
Series 2024, RB	5.00%	09/01/2055	2,500	2,395,208
Series 2025, RB	5.00%	09/01/2050	605	587,108
Series 2025, RB	5.00%	09/01/2055	860	825,200
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGI)(b)	3.00%	08/01/2038	1,500	1,314,449
Series 2020 C, GO Bonds (INS - AGI)(b)	3.00%	08/01/2045	2,200	1,647,727
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	613,331
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,501,026
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2035	940	652,865
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS -NATL)(b)	5.00%	09/01/2033	1,000	1,019,961
Merced City School District (Election of 2014); Series 2022, GO Bonds (INS - AGI)(b)	4.00%	08/01/2046	3,500	3,183,055
Modesto Irrigation District; Series 2025, RB(f)	5.25%	10/01/2048	8,000	8,381,798
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2031	840	701,123
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,050,197
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	436,181
Series 2019, RB	5.00%	09/01/2048	485	482,695
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2055	1,305	1,248,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Moreno Valley Unified School District Community Facilities District;
Series 2025, RB	5.13%	09/01/2050	$925	$899,845
Series 2025, RB	5.13%	09/01/2055	1,750	1,681,423
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2050	4,985	4,397,485
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2055	12,045	10,394,354
Series 2023, RB (INS -BAM)(b)	4.13%	12/01/2048	2,125	1,973,381
Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	5,000	5,142,546
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	657,343
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS -BAM)(b)	5.00%	03/01/2030	1,500	1,503,162
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(f)(l)	4.00%	08/01/2047	22,000	19,836,694
Northern California Energy Authority; Series 2024, Ref. RB(g)	5.00%	08/01/2030	5,000	5,334,305
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	7,708,927
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	485	454,663
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2038	8,680	5,374,206
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2042	5,755	3,427,889
Ontario (City of), CA;
Series 2023, RB	5.50%	09/01/2048	1,250	1,289,528
Series 2023, RB	5.75%	09/01/2054	2,250	2,340,654
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	748,047
Series 2024, RB	5.00%	09/01/2049	1,000	982,169
Series 2024, RB	5.00%	09/01/2054	1,180	1,144,953
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	980,816
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	624,507
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	247,696
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	2,852,162
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	125,092
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,796,798
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	988,619
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS -NATL)(b)	5.00%	08/01/2033	40	40,480
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(m)	6.38%	08/01/2045	3,330	2,953,803
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	1,977,417
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	3,808,008
Paradise Unified School District; Series 2023 C, GO Bonds	5.00%	08/01/2047	180	181,724
Perris (City of), CA Joint Powers Authority;
Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,289,077
Series 2025, RB	5.00%	09/01/2050	1,500	1,443,480
Series 2025, RB	5.00%	09/01/2054	1,500	1,433,840
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	56,993
Pittsburg Public Financing Authority; Series 2025, RB (INS - AGI)(b)(f)	5.00%	08/01/2052	13,580	13,843,428
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGI)(b)	5.00%	09/01/2047	5,000	5,036,195
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGI)(b)	4.00%	09/01/2050	2,000	1,744,006
Series 2020, RB (INS - AGI)(b)	4.00%	09/01/2050	2,255	1,969,312
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS -BAM)(b)	5.00%	09/01/2035	1,930	1,931,036
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	345,665
Series 2021, RB	4.00%	09/01/2046	585	489,629
Series 2021, RB	4.00%	09/01/2050	500	402,652
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	$225	$190,344
Series 2021, RB	4.00%	09/01/2050	200	163,183
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,313,306
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,455,449
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	323,999
Regents of the University of California Medical Center;
Series 2022 P, RB(f)	5.00%	05/15/2047	30,280	30,495,594
Series 2022 P, RB	4.00%	05/15/2053	25,000	21,220,000
Rialto (City of), CA;
Series 2025, RB	5.00%	09/01/2050	1,620	1,561,136
Series 2025, RB	5.13%	09/01/2055	1,000	975,329
Rialto Unified School District;
Series 2019 A, GO Bonds (INS -BAM)(b)(c)	0.00%	08/01/2042	8,125	3,563,611
Series 2019 A, GO Bonds (INS -BAM)(b)(c)	0.00%	08/01/2043	4,500	1,853,545
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	12,515,483
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGI)(b)	5.25%	09/01/2052	10,365	10,628,384
Series 2022, RB (INS - AGI)(b)	5.25%	09/01/2052	2,000	2,050,822
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	972,347
Series 2017, RB	5.00%	09/01/2045	535	531,691
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(b)	4.00%	10/01/2040	500	484,036
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	14,181,760
Riverside Unified School District (Community Facilities District No. 29);
Series 2025, RB	5.00%	09/01/2050	855	832,043
Series 2025, RB	5.00%	09/01/2055	1,290	1,239,678
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	248,685
Series 2020, RB	4.00%	09/01/2050	610	499,164
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	246,533
Series 2021, RB	4.00%	09/01/2050	600	492,418
Riverside Unified School District (Community Facilities District No. 40);
Series 2025 A, RB	5.00%	09/01/2050	2,370	2,306,365
Series 2025 A, RB	5.00%	09/01/2055	2,000	1,921,981
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,245,329
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	755,042
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	370,102
Series 2023, RB	5.00%	09/01/2054	1,090	1,062,404
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,000,441
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	970,299
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	368,171
Series 2024, RB	5.00%	09/01/2049	775	748,732
Series 2024, RB	5.00%	09/01/2054	860	823,295
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2050	570	469,855
Series 2025, RB	5.13%	09/01/2050	1,240	1,201,283
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	766,605
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,559,936
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,079,463
Series 2024, RB	5.00%	09/01/2054	1,500	1,416,893
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	385,890
Series 2020, RB	4.00%	09/01/2050	1,000	823,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	$375	$348,459
Series 2020, RB	4.00%	09/01/2045	350	300,137
Series 2020, RB	4.00%	09/01/2050	475	390,973
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,840,947
Series 2022, RB	5.00%	09/01/2052	2,760	2,696,912
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	2,000	2,013,181
Sacramento (City of), CA (Greenbriar Community Facilities District No. 2018-03, Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	1,000	951,634
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,291,262
Series 2015, Ref. RB	5.00%	09/01/2033	405	405,356
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	4,540,286
Sacramento (County of), CA; Series 2018 C, Ref. RB(d)	5.00%	07/01/2039	2,835	2,859,650
San Antonio (City of), TX;
Series 2025, RB	5.00%	09/01/2045	600	592,571
Series 2025, RB	5.13%	09/01/2050	925	917,527
Series 2025, RB	5.25%	09/01/2055	1,600	1,601,237
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	552,612
Series 2022, RB	5.25%	09/01/2052	680	662,971
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(d)	5.75%	12/01/2032	2,700	2,704,409
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(d)	5.00%	07/01/2049	4,325	4,271,291
Series 2021 A, RB	4.00%	07/01/2056	5,130	4,406,620
Series 2021 A, RB	5.00%	07/01/2056	2,880	2,900,074
Series 2021 B, RB(d)	4.00%	07/01/2056	10,145	8,311,065
Series 2021 B, RB(d)	5.00%	07/01/2056	17,450	17,099,484
Series 2023 B, RB(d)	5.00%	07/01/2053	15,000	14,780,304
Series 2025, RB(d)	5.25%	07/01/2050	6,290	6,413,927
San Diego Public Facilities Financing Authority; Series 2025, RB(f)	5.00%	10/15/2054	12,500	12,701,206
San Diego Unified School District; Series 2022, GO Bonds(f)	4.25%	07/01/2052	17,500	16,110,453
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	13,190,833
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(d)(g)(i)	5.00%	05/01/2028	10	10,441
Second Series 2018 D, RB(d)	5.00%	05/01/2048	11,280	11,091,323
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	3,345	2,904,901
Series 2018 D, RB(d)	5.25%	05/01/2048	12,000	12,021,211
Series 2019 A, RB(d)	5.00%	05/01/2049	47,500	46,592,042
Series 2019 E, RB(d)	4.00%	05/01/2050	11,445	9,501,909
Series 2019 E, RB(d)	5.00%	05/01/2050	3,080	3,010,202
Series 2024, Ref. RB(d)	5.25%	05/01/2043	5,000	5,151,198
Series 2025 A, RB(d)	5.25%	05/01/2055	5,000	5,044,926
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	474,440
Series 2020, RB	4.00%	09/01/2050	1,025	812,410
Series 2023, RB(h)	5.25%	09/01/2048	960	956,809
Series 2023, RB(h)	5.50%	09/01/2053	2,050	2,076,628
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,578,770
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(h)	5.00%	09/01/2037	385	397,366
Series 2022 A, RB(h)	5.00%	09/01/2052	2,000	1,813,908
Series 2022 B, RB(h)	5.00%	09/01/2052	1,000	890,561
Series 2023 B, RB(h)	5.50%	09/01/2053	1,530	1,440,935
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2021 A, RB	4.00%	10/01/2048	10,000	8,736,336
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(h)	5.75%	09/01/2050	$850	$872,275
Series 2023, RB(h)	5.75%	09/01/2053	1,800	1,844,160
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,500	2,500,175
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,810,012
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGI)(b)	5.00%	08/01/2048	2,250	2,302,603
Series 2023, RB (INS - AGI)(b)	5.25%	08/01/2053	2,375	2,452,828
San Francisco City & County Airport Comm-San Francisco International Airport;
Series 2025, RB(d)(f)(l)	5.25%	05/01/2055	2,000	2,017,971
Series 2025, RB(d)(f)(l)	5.50%	05/01/2055	8,000	8,278,243
San Francisco City & County Public Utilities Commission Wastewater Revenue;
Series 2025, RB(f)	5.00%	10/01/2054	4,755	4,841,867
Series 2025, RB(f)	5.00%	10/01/2054	24,325	24,769,384
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	591,936
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	160	160,186
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	635	635,046
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025, RB(g)	5.50%	07/01/2035	10,000	11,096,393
San Jose (City of), CA; Series 2017 A, Ref. RB(d)	5.00%	03/01/2047	12,260	11,963,551
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.20%	01/01/2041	3,150	3,084,509
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(b)(c)	0.00%	09/01/2031	3,110	2,637,591
San Leandro Unified School District (Election of 2020); Series 2022 B, GO Bonds	5.25%	08/01/2048	11,700	12,099,970
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(b)	5.00%	08/01/2030	1,500	1,502,301
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	740,401
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(m)	6.63%	08/01/2042	1,010	1,080,507
Santa Clara (County of), CA Housing Authority (Rivertown Apartments);
Series 2001 A, RB(d)	5.85%	08/01/2031	670	671,369
Series 2001 A, RB(d)	6.00%	08/01/2041	2,070	2,110,394
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,055,873
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,754,664
Series 2011, RB	5.88%	07/01/2042	2,600	2,606,049
School (Hemet Unified), CA;
Series 2025, RB	5.00%	09/01/2050	900	873,383
Series 2025, RB	5.00%	09/01/2055	1,000	962,449
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	474,817
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	365	366,134
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(c)	0.00%	06/01/2036	22,420	12,186,510
Series 2007 A, RB(c)	0.00%	06/01/2041	10,000	3,472,959
Series 2007 B, RB(c)	0.00%	06/01/2047	12,650	2,833,142
Series 2007 C, RB(c)	0.00%	06/01/2056	65,815	5,970,533
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2028	3,480	3,249,741
Series 2007 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2030	2,765	2,430,978
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,277,073
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	255,162
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,349,244
Series 2007 A, RB	5.00%	11/01/2028	205	214,745
Series 2007 A, RB	5.00%	11/01/2029	165	174,667
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,217,522
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(c)	0.00%	06/01/2046	$3,000	$555,085
Series 2019, Ref. RB	5.00%	06/01/2039	750	758,518
Series 2019, Ref. RB	5.00%	06/01/2048	2,160	1,994,272
Series 2019, Ref. RB(c)	0.00%	06/01/2054	27,610	5,291,901
State of California; Series 2025, GO Bonds(f)	4.13%	03/01/2049	4,500	4,207,186
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,794,048
Series 2024, RB	5.00%	09/01/2049	525	519,210
Series 2024, RB	5.00%	09/01/2054	625	612,859
Stockton Unified School District; Series 2025, GO Bonds (INS - BAM)(b)(f)	5.00%	08/01/2049	8,000	8,149,993
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	999,498
Series 2024 A, RB	5.00%	09/01/2054	3,750	3,573,939
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGI)(b)	4.00%	06/01/2045	1,000	917,474
Tahoe-Truckee Unified School District; Series 2016 B, GO Bonds	5.00%	08/01/2041	950	966,309
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	4,753,670
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,268,535
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	891,908
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	276,452
Series 2024, RB	5.00%	09/01/2049	500	477,801
Series 2024, RB	5.00%	09/01/2054	350	332,083
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	427,554
Series 2021, RB	4.00%	09/01/2051	930	759,708
Series 2024, RB	5.00%	09/01/2044	600	600,369
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,015,116
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(c)	0.00%	08/01/2034	3,250	2,116,098
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	1,909,468
Series 2022, RB	5.00%	09/01/2052	2,400	2,311,308
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,600	2,504,357
Series 2020 A, RB	5.00%	10/01/2049	3,200	3,008,005
Series 2020 B, RB	5.00%	10/01/2035	250	256,409
Series 2020 B, RB	5.00%	10/01/2038	300	301,838
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	2,000	2,001,508
University of California;
Series 2013 AL-2, Ref. VRD RB(n)	1.65%	05/15/2048	6,000	6,000,000
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	20,000	20,030,998
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	10,342,552
Series 2025 CC, RB	5.00%	05/15/2053	7,500	7,674,001
Series 2025 CC, RB	5.25%	05/15/2055	10,000	10,416,011
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,513
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,416
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	615,812
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	236,169
Series 2021 A, RB	4.00%	09/01/2045	165	137,474
Series 2021 A, RB	4.00%	09/01/2051	260	205,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	$955	$932,224
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,200
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	240,063
Series 2023 A, RB	5.75%	07/01/2048	500	518,274
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,020,835
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,712,741
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,629,488
West Contra Costa Unified School District; Series 2020 E, GO Bonds (INS - AGI)(b)	3.00%	08/01/2045	6,465	4,837,208
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	610,594
Series 2015, RB	5.25%	09/01/2045	1,550	1,550,149
West Sacrament (City of), CA Enhanced Infrastructure Financing District No. 1; Series 2025, RB	5.00%	09/01/2055	5,000	4,961,621
				2,110,800,789
Guam–0.54%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,143,530
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,652,138
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,750,357
Guam (Territory of) Waterworks Authority;
Series 2020 A, RB	5.00%	01/01/2050	3,460	3,301,552
Series 2025 A, RB	5.50%	07/01/2055	2,000	2,038,126
				10,885,703
Northern Mariana Islands–0.06%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 2005 A, RB(d)	5.50%	03/15/2031	1,120	1,121,133
Puerto Rico–3.81%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,400	6,483,386
Series 2002, RB	5.63%	05/15/2043	8,735	8,871,998
PRIFA Custodial Trust; Series 2005, RB(c)	0.00%	03/15/2049	80	19,871
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	12,619	8,836,960
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	948,268
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	961,320
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	961,455
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,693,400
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	716,047
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	595,316
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	758,721
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3
Subseries 2022, RN(c)	0.00%	11/01/2043	3,709	2,332,284
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(k)	6.75%	07/01/2036	3,920	2,601,900
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	494	492,184
Series 2023 A, RB	6.63%	01/01/2028	3,767	3,757,017
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2027	1,090	1,026,599
Series 2018 A-1, RB(c)	0.00%	07/01/2031	1,616	1,300,028
Series 2018 A-1, RB(c)	0.00%	07/01/2033	11,974	8,769,433
Series 2018 A-1, RB	4.55%	07/01/2040	342	326,396
Series 2018 A-1, RB(c)	0.00%	07/01/2046	8,788	2,777,512
Series 2018 A-1, RB(c)	0.00%	07/01/2051	13,879	3,239,576
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,254,051
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	10,635,609
Series 2019 A-2, RB	4.33%	07/01/2040	3,080	2,856,522
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2019 A-2, RB	4.54%	07/01/2053	$65	$56,063
Series 2019 A-2, RB	4.78%	07/01/2058	865	764,163
University of Puerto Rico; Series 2006 P, Ref. RB (Acquired 08/07/2017; Cost $1,423,500)(j)	5.00%	06/01/2030	2,190	2,149,169
				76,185,251
Virgin Islands–0.56%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(d)	5.00%	09/01/2029	1,335	1,334,991
Series 2014 A, Ref. RB(d)	5.00%	09/01/2033	1,500	1,448,818
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(h)	6.00%	04/01/2053	6,000	5,940,445
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)(h)(i)	5.00%	09/01/2025	1,000	1,000,000
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2043	1,500	1,519,085
				11,243,339
Total Municipal Obligations (Cost $2,316,393,706)				2,210,236,215
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC; Exit Facility(h)(o)	15.00%	02/28/2027	485	95,164
Puerto Rico–0.00%
AES Puerto Rico, Inc.(o)	12.50%	03/04/2026	28	26,812
Total U.S. Dollar Denominated Bonds & Notes (Cost $512,494)				121,976
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(o)			82,846	0
TOTAL INVESTMENTS IN SECURITIES(p)–110.50% (Cost $2,316,906,200)				2,210,358,191
FLOATING RATE NOTE OBLIGATIONS–(11.57)%
Notes with interest and fee rates ranging from 3.23% to 4.05% at 08/31/2025 and contractual maturities of collateral ranging from 05/15/2035 to 11/01/2059 (See Note 1k)(q)				(231,400,000)
OTHER ASSETS LESS LIABILITIES–1.07%				21,335,139
NET ASSETS–100.00%				$2,000,293,330
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco California Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $199,802,946, which represented 9.99% of the Fund’s Net Assets.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Restricted security. The aggregate value of these securities at August 31, 2025 was $3,327,027, which represented less than 1% of the Fund’s Net Assets.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $2,644,031, which represented less than 1% of the Fund’s Net Assets.

(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $29,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $317,123,335 are held by TOB Trusts and serve as collateral for the $231,400,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco California Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,316,906,200)	$2,210,358,191
Cash	8,468,965
Receivable for:
Investments sold	2,025,150
Fund shares sold	445,263
Interest	27,681,298
Investments matured, at value (Cost $3,581,966)	846,032
Investment for trustee deferred compensation and retirement plans	147,501
Other assets	312,513
Total assets	2,250,284,913
Liabilities:
Floating rate note obligations	231,400,000
Payable for:
Investments purchased	10,551,300
Dividends	3,403,100
Fund shares reacquired	3,672,596
Accrued fees to affiliates	642,122
Accrued interest expense	37,822
Accrued trustees’ and officers’ fees and benefits	39,198
Accrued other operating expenses	55,361
Trustee deferred compensation and retirement plans	190,084
Total liabilities	249,991,583
Net assets applicable to shares outstanding	$2,000,293,330
Net assets consist of:
Shares of beneficial interest	$2,514,831,711
Distributable earnings (loss)	(514,538,381)
$2,000,293,330
Net Assets:
Class A	$1,053,095,907
Class C	$87,653,321
Class Y	$849,361,723
Class R6	$10,182,379
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	139,163,251
Class C	11,633,800
Class Y	112,225,857
Class R6	1,341,080
Class A:
Net asset value per share	$7.57
Maximum offering price per share (Net asset value of $7.57 ÷ 95.75%)	$7.91
Class C:
Net asset value and offering price per share	$7.53
Class Y:
Net asset value and offering price per share	$7.57
Class R6:
Net asset value and offering price per share	$7.59
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco California Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$58,221,702
Expenses:
Advisory fees	4,275,540
Administrative services fees	150,401
Custodian fees	7,158
Distribution fees:
Class A	1,359,999
Class C	484,176
Interest, facilities and maintenance fees	6,338,971
Transfer agent fees — A, C and Y	752,886
Transfer agent fees — R6	1,191
Trustees’ and officers’ fees and benefits	20,366
Registration and filing fees	40,128
Reports to shareholders	26,651
Professional services fees	59,146
Other	18,653
Total expenses	13,535,266
Less: Expense offset arrangement(s)	(1,917)
Net expenses	13,533,349
Net investment income	44,688,353
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(5,713,051))	(24,507,715)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(122,048,352)
Net realized and unrealized gain (loss)	(146,556,067)
Net increase (decrease) in net assets resulting from operations	$(101,867,714)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco California Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$44,688,353	$85,871,421
Net realized gain (loss)	(24,507,715)	(31,210,616)
Change in net unrealized appreciation (depreciation)	(122,048,352)	22,204,548
Net increase (decrease) in net assets resulting from operations	(101,867,714)	76,865,353
Distributions to shareholders from distributable earnings:
Class A	(22,788,027)	(45,246,500)
Class C	(1,638,960)	(3,370,917)
Class Y	(20,472,514)	(38,499,256)
Class R6	(279,218)	(582,111)
Total distributions from distributable earnings	(45,178,719)	(87,698,784)
Share transactions–net:
Class A	(40,942,274)	(24,145,276)
Class C	(11,615,785)	(2,708,333)
Class Y	(110,279,264)	170,550,199
Class R6	(4,857,274)	6,438,245
Net increase (decrease) in net assets resulting from share transactions	(167,694,597)	150,134,835
Net increase (decrease) in net assets	(314,741,030)	139,301,404
Net assets:
Beginning of period	2,315,034,360	2,175,732,956
End of period	$2,000,293,330	$2,315,034,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco California Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$8.09	$0.16	$(0.52)	$(0.36)	$(0.16)	$7.57	(4.45)%	$1,053,096	1.35%(d)	1.35%(d)	0.75%(d)	4.10%(d)	23%
Year ended 02/28/25	8.12	0.30	(0.02)	0.28	(0.31)	8.09	3.52	1,168,691	1.11	1.11	0.75	3.74	19
Year ended 02/29/24	7.91	0.29	0.23	0.52	(0.31)	8.12	6.68	1,198,337	1.18	1.18	0.77	3.64	20
Year ended 02/28/23	8.88	0.28	(0.97)	(0.69)	(0.28)	7.91	(7.75)	1,203,778	1.14	1.14	0.75	3.50	41
Year ended 02/28/22	9.09	0.26	(0.19)	0.07	(0.28)	8.88	0.69	1,449,851	0.84	0.84	0.75	2.78	11
Year ended 02/28/21	9.28	0.28	(0.18)	0.10	(0.29)	9.09	1.11	1,443,969	0.86	0.86	0.76	3.15	28
Class C
Six months ended 08/31/25	8.05	0.13	(0.52)	(0.39)	(0.13)	7.53	(4.84)	87,653	2.10 (d)	2.10 (d)	1.50 (d)	3.35 (d)	23
Year ended 02/28/25	8.09	0.24	(0.03)	0.21	(0.25)	8.05	2.61	105,972	1.86	1.86	1.50	2.99	19
Year ended 02/29/24	7.87	0.23	0.24	0.47	(0.25)	8.09	6.04	109,214	1.93	1.93	1.52	2.89	20
Year ended 02/28/23	8.83	0.22	(0.96)	(0.74)	(0.22)	7.87	(8.41)	109,955	1.89	1.89	1.50	2.75	41
Year ended 02/28/22	9.04	0.19	(0.19)	0.00	(0.21)	8.83	(0.08)	144,067	1.59	1.59	1.50	2.03	11
Year ended 02/28/21	9.23	0.21	(0.18)	0.03	(0.22)	9.04	0.36	153,595	1.61	1.61	1.51	2.40	28
Class Y
Six months ended 08/31/25	8.09	0.17	(0.52)	(0.35)	(0.17)	7.57	(4.32)	849,362	1.10 (d)	1.10 (d)	0.50 (d)	4.35 (d)	23
Year ended 02/28/25	8.13	0.32	(0.03)	0.29	(0.33)	8.09	3.65	1,024,375	0.86	0.86	0.50	3.99	19
Year ended 02/29/24	7.91	0.31	0.24	0.55	(0.33)	8.13	7.08	858,603	0.93	0.93	0.52	3.89	20
Year ended 02/28/23	8.88	0.30	(0.97)	(0.67)	(0.30)	7.91	(7.52)	634,952	0.89	0.89	0.50	3.75	41
Year ended 02/28/22	9.09	0.28	(0.19)	0.09	(0.30)	8.88	0.94	654,169	0.59	0.59	0.50	3.03	11
Year ended 02/28/21	9.28	0.31	(0.19)	0.12	(0.31)	9.09	1.36	550,591	0.61	0.61	0.51	3.40	28
Class R6
Six months ended 08/31/25	8.12	0.17	(0.53)	(0.36)	(0.17)	7.59	(4.40)	10,182	1.05 (d)	1.05 (d)	0.45 (d)	4.40 (d)	23
Year ended 02/28/25	8.15	0.33	(0.02)	0.31	(0.34)	8.12	3.84	15,996	0.80	0.80	0.44	4.05	19
Year ended 02/29/24	7.93	0.31	0.24	0.55	(0.33)	8.15	7.13	9,579	0.87	0.87	0.46	3.95	20
Year ended 02/28/23	8.91	0.31	(0.98)	(0.67)	(0.31)	7.93	(7.55)	1,021	0.84	0.84	0.45	3.80	41
Year ended 02/28/22	9.10	0.30	(0.18)	0.12	(0.31)	8.91	1.22	807	0.42	0.42	0.33	3.20	11
Year ended 02/28/21	9.29	0.31	(0.19)	0.12	(0.31)	9.10	1.38	3,457	0.58	0.58	0.48	3.43	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $367,457,266 in connection with the acquisition of Invesco California Tax-Free Income Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco California Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
24
Invesco California Municipal Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
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Invesco California Municipal Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver
26
Invesco California Municipal Fund

and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $20,324 in front-end sales commissions from the sale of Class A shares and $5,102 and $7,944 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,210,236,215	$—	$2,210,236,215
U.S. Dollar Denominated Bonds & Notes	—	—	121,976	121,976
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,210,236,215	121,976	2,210,358,191
Other Investments - Assets
Investments Matured	—	814,637	31,395	846,032
Total Investments	$—	$2,211,050,852	$153,371	$2,211,204,223
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $48,603,342 and securities sales of $156,850,829, which resulted in net realized gains (losses) of $(5,713,051).
27
Invesco California Municipal Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,917.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $1,304,348 with an average interest rate of 4.49%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $226,287,143 and 5.12%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$100,493,948	$293,993,385	$394,487,333
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $518,684,415 and $600,735,223, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$31,379,107
Aggregate unrealized (depreciation) of investments	(133,768,018)
Net unrealized appreciation (depreciation) of investments	$(102,388,911)
Cost of investments for tax purposes is $2,313,593,134.
28
Invesco California Municipal Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	8,275,871	$63,997,201	19,077,698	$154,769,616
Class C	1,164,554	8,946,097	2,981,184	24,092,150
Class Y	28,310,374	217,210,849	49,113,238	398,309,286
Class R6	565,622	4,374,048	1,465,861	11,896,405
Issued as reinvestment of dividends:
Class A	1,626,555	12,485,489	2,981,654	24,141,262
Class C	150,535	1,150,423	291,602	2,349,997
Class Y	1,416,129	10,874,505	2,649,660	21,458,814
Class R6	21,929	169,531	44,493	361,889
Automatic conversion of Class C shares to Class A shares:
Class A	1,246,174	9,549,765	1,034,003	8,373,627
Class C	(1,251,649)	(9,549,765)	(1,038,770)	(8,373,627)
Reacquired:
Class A	(16,480,792)	(126,974,729)	(26,090,818)	(211,429,781)
Class C	(1,590,920)	(12,162,540)	(2,578,721)	(20,776,853)
Class Y	(44,134,092)	(338,364,618)	(30,790,102)	(249,217,901)
Class R6	(1,217,292)	(9,400,853)	(714,183)	(5,820,049)
Net increase (decrease) in share activity	(21,897,002)	$(167,694,597)	18,426,799	$150,134,835

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29
Invesco California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.   The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance
30
Invesco California Municipal Fund

period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management the reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’
management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of
1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
31
Invesco California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
32
Invesco California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROCAM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Environmental Focus Municipal Fund
Nasdaq:
A: OPAMX ■ C: OPCMX ■ Y: OPYMX ■ R6: IOMUX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.90%
Arizona–2.41%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$98,346
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,001,033
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	816,459
				1,915,838
Arkansas–1.83%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,457,111
California–6.56%
Anaheim Housing & Public Improvements Authority; Series 2025 A, RB	5.25%	10/01/2050	1,000	1,015,347
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(c)(d)	4.00%	04/01/2030	35	37,497
Series 2020, Ref. RB	4.00%	04/01/2049	965	812,145
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(d)	9.50%	01/01/2035	100	91,954
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	515,733
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,634,865
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025, RB(d)	5.50%	07/01/2035	1,000	1,109,639
				5,217,180
Colorado–1.89%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,499,918
District of Columbia–7.24%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,793,325
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2024 A, RB	4.38%	07/15/2056	1,000	912,415
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(e)	5.25%	07/15/2055	2,000	2,055,726
				5,761,466
Florida–3.76%
Capital Trust Agency, Inc. (Green Bonds);
Series 2021, RB(a)	4.00%	06/15/2031	700	676,152
Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,395,346
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(b)	5.25%	07/01/2047	1,000	825,111
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	91,623
				2,988,232
Georgia–4.00%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,277,007
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,506,455
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	231,956
Series 2018 A-2, RB(d)	5.50%	12/01/2028	175	168,002
				3,183,420
Hawaii–0.88%
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System); Series 2025, RB, VRD (LOC - Barclays Bank PLC)(f)(g)	1.85%	07/01/2060	700	700,000
Illinois–5.02%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,042,745
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2039	1,000	1,021,284
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS -BAM)(h)	4.00%	01/01/2038	1,000	944,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	$1,000	$987,463
				3,996,002
Indiana–1.29%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	1,023,898
Iowa–0.11%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	89,282
Kentucky–1.15%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	917,382
Louisiana–2.05%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,633,076
Maryland–2.39%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	1,901,170
Massachusetts–1.18%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	936,016
Minnesota–8.92%
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	972,133
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	65	64,417
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,776,482
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(i)	5.38%	10/01/2044	500	265,000
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,264
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,028
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP -GNMA)(b)	5.52%	03/01/2041	5	5,005
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,050,144
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	137	126,405
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,105	1,105,366
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	899,917
Series 2007, RB(b)	5.50%	02/01/2042	510	469,028
				7,099,189
New Hampshire–3.37%
New Hampshire (State of) Business Finance Authority; Series 2025, RB	5.00%	06/01/2055	2,000	1,877,165
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(d)	3.75%	07/02/2040	1,000	805,587
				2,682,752
New Jersey–3.73%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	101,700
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,001,432
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,862,559
				2,965,691
New Mexico–2.14%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,701,173
New York–25.61%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	979,851
Series 2020 C-1, RB	5.25%	11/15/2055	2,000	1,993,840
Series 2024, Ref. RB	5.00%	11/15/2051	1,500	1,507,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	$1,000	$871,490
Series 2025, RB(e)	5.25%	04/01/2047	1,000	1,023,301
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,254,891
New York (State of) Housing Finance Agency (Green Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	1,847,758
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(h)	5.13%	11/15/2063	1,105	1,117,829
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGI)(h)	2.75%	11/15/2041	1,000	733,550
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	671,710
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	3,000	3,048,353
Series 2024, RB (INS - AGI)(b)(h)	5.25%	06/30/2060	2,000	1,971,532
Triborough Bridge & Tunnel Authority;
Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,289,821
Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,057,537
				20,369,437
Oregon–3.07%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,419,126
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,023,628
				2,442,754
Pennsylvania–2.54%
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,020,239
Tennessee–0.13%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	100,560
Washington–7.25%
King (County of), WA; Series 2025, RB, VRD(f)	2.45%	01/01/2065	200	200,000
Seattle (City of), WA; Series 2025, Ref. RB	5.25%	02/01/2055	2,000	2,063,888
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	1,987,060
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	1,500	1,512,270
				5,763,218
Wisconsin–4.38%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,235,267
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(h)	5.00%	07/01/2058	100	95,950
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	1,975,524
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	94,656
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	79,600
				3,480,997
TOTAL INVESTMENTS IN SECURITIES(j)–102.90% (Cost $84,485,405)				81,846,001
FLOATING RATE NOTE OBLIGATIONS–(2.83)%
Notes with interest and fee rates ranging from 3.28% to 4.05% at 08/31/2025 and contractual maturities of collateral ranging from 04/01/2047 to 07/15/2055 (See Note 1)(k)				(2,250,000)
OTHER ASSETS LESS LIABILITIES–(0.07)%				(57,344)
NET ASSETS–100.00%				$79,538,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Environmental Focus Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $9,591,597, which represented 12.06% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(j)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $3,079,027 are held by TOB Trusts and serve as collateral for the $2,250,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Environmental Focus Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $84,485,405)	$81,846,001
Cash	296,766
Receivable for:
Investments sold	17,000
Fund shares sold	65,916
Interest	984,119
Investment for trustee deferred compensation and retirement plans	26,784
Other assets	59,466
Total assets	83,296,052
Liabilities:
Floating rate note obligations	2,250,000
Payable for:
Investments purchased	1,014,130
Dividends	129,042
Fund shares reacquired	266,128
Accrued fees to affiliates	34,409
Accrued interest expense	1,023
Accrued trustees’ and officers’ fees and benefits	2,209
Accrued other operating expenses	33,670
Trustee deferred compensation and retirement plans	26,784
Total liabilities	3,757,395
Net assets applicable to shares outstanding	$79,538,657
Net assets consist of:
Shares of beneficial interest	$95,358,302
Distributable earnings (loss)	(15,819,645)
$79,538,657
Net Assets:
Class A	$52,811,155
Class C	$1,813,049
Class Y	$21,436,958
Class R6	$3,477,495
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,762,146
Class C	163,615
Class Y	1,933,965
Class R6	313,578
Class A:
Net asset value per share	$11.09
Maximum offering price per share (Net asset value of $11.09 ÷ 95.75%)	$11.58
Class C:
Net asset value and offering price per share	$11.08
Class Y:
Net asset value and offering price per share	$11.08
Class R6:
Net asset value and offering price per share	$11.09
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Environmental Focus Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$2,023,452
Expenses:
Advisory fees	155,883
Administrative services fees	5,684
Custodian fees	1,995
Distribution fees:
Class A	64,233
Class C	11,472
Interest, facilities and maintenance fees	33,812
Transfer agent fees — A, C and Y	36,947
Transfer agent fees — R6	184
Trustees’ and officers’ fees and benefits	10,835
Registration and filing fees	30,204
Reports to shareholders	7,773
Professional services fees	35,676
Other	4,444
Total expenses	399,142
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(63,206)
Net expenses	335,936
Net investment income	1,687,516
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(31,721))	(387,314)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(3,879,976)
Net realized and unrealized gain (loss)	(4,267,290)
Net increase (decrease) in net assets resulting from operations	$(2,579,774)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Environmental Focus Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$1,687,516	$3,488,302
Net realized gain (loss)	(387,314)	(125,230)
Change in net unrealized appreciation (depreciation)	(3,879,976)	402,289
Net increase (decrease) in net assets resulting from operations	(2,579,774)	3,765,361
Distributions to shareholders from distributable earnings:
Class A	(1,049,358)	(2,157,880)
Class C	(37,836)	(114,389)
Class Y	(516,655)	(1,107,707)
Class R6	(63,726)	(105,833)
Total distributions from distributable earnings	(1,667,575)	(3,485,809)
Share transactions–net:
Class A	1,460,709	(1,182,094)
Class C	(976,202)	(1,038,231)
Class Y	(4,776,863)	3,869,638
Class R6	1,125,311	(299,725)
Net increase (decrease) in net assets resulting from share transactions	(3,167,045)	1,349,588
Net increase (decrease) in net assets	(7,414,394)	1,629,140
Net assets:
Beginning of period	86,953,051	85,323,911
End of period	$79,538,657	$86,953,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Environmental Focus Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$11.66	$0.23	$(0.57)	$(0.34)	$(0.23)	$—	$(0.23)	$11.09	(2.92)%	$52,811	0.89%(d)	1.05%(d)	0.81%(d)	4.12%(d)	18%
Year ended 02/28/25	11.62	0.46	0.04	0.50	(0.46)	—	(0.46)	11.66	4.38	54,030	0.83	1.00	0.78	3.94	10
Year ended 02/29/24	11.28	0.47	0.32	0.79	(0.45)	—	(0.45)	11.62	7.20	55,033	0.76	1.00	0.70	4.11	21
Year ended 02/28/23	12.81	0.40	(1.58)	(1.18)	(0.35)	—	(0.35)	11.28	(9.23)	57,366	0.79	0.99	0.70	3.44	101
Year ended 02/28/22	13.56	0.29	(0.28)	0.01	(0.30)	(0.46)	(0.76)	12.81	(0.14)	81,812	0.74	0.90	0.70	2.11	46
Year ended 02/28/21	13.87	0.36	(0.30)	0.06	(0.37)	—	(0.37)	13.56	0.46	89,194	0.75	0.95	0.70	2.69	63
Class C
Six months ended 08/31/25	11.65	0.19	(0.57)	(0.38)	(0.19)	—	(0.19)	11.08	(3.29)	1,813	1.64 (d)	1.80 (d)	1.56 (d)	3.37 (d)	18
Year ended 02/28/25	11.61	0.37	0.04	0.41	(0.37)	—	(0.37)	11.65	3.60	2,922	1.58	1.75	1.53	3.19	10
Year ended 02/29/24	11.28	0.38	0.32	0.70	(0.37)	—	(0.37)	11.61	6.31	3,952	1.51	1.75	1.45	3.36	21
Year ended 02/28/23	12.80	0.31	(1.57)	(1.26)	(0.26)	—	(0.26)	11.28	(9.85)	5,423	1.54	1.74	1.45	2.69	101
Year ended 02/28/22	13.56	0.20	(0.29)	(0.09)	(0.21)	(0.46)	(0.67)	12.80	(0.87)	9,678	1.42	1.65	1.38	1.43	46
Year ended 02/28/21	13.86	0.28	(0.29)	(0.01)	(0.29)	—	(0.29)	13.56	(0.01)	13,982	1.30	1.70	1.25	2.14	63
Class Y
Six months ended 08/31/25	11.66	0.25	(0.59)	(0.34)	(0.24)	—	(0.24)	11.08	(2.88)	21,437	0.64 (d)	0.80 (d)	0.56 (d)	4.37 (d)	18
Year ended 02/28/25	11.62	0.49	0.04	0.53	(0.49)	—	(0.49)	11.66	4.64	27,514	0.58	0.75	0.53	4.19	10
Year ended 02/29/24	11.28	0.49	0.33	0.82	(0.48)	—	(0.48)	11.62	7.47	23,563	0.51	0.75	0.45	4.36	21
Year ended 02/28/23	12.80	0.43	(1.57)	(1.14)	(0.38)	—	(0.38)	11.28	(8.93)	21,616	0.54	0.74	0.45	3.69	101
Year ended 02/28/22	13.56	0.32	(0.29)	0.03	(0.33)	(0.46)	(0.79)	12.80	0.03	39,370	0.49	0.65	0.45	2.36	46
Year ended 02/28/21	13.86	0.39	(0.29)	0.10	(0.40)	—	(0.40)	13.56	0.78	42,810	0.50	0.70	0.45	2.94	63
Class R6
Six months ended 08/31/25	11.66	0.25	(0.58)	(0.33)	(0.24)	—	(0.24)	11.09	(2.80)	3,477	0.64 (d)	0.72 (d)	0.56 (d)	4.37 (d)	18
Year ended 02/28/25	11.62	0.49	0.04	0.53	(0.49)	—	(0.49)	11.66	4.64	2,487	0.58	0.67	0.53	4.19	10
Year ended 02/29/24	11.29	0.50	0.31	0.81	(0.48)	—	(0.48)	11.62	7.37	2,776	0.51	0.68	0.45	4.36	21
Year ended 02/28/23	12.81	0.42	(1.56)	(1.14)	(0.38)	—	(0.38)	11.29	(8.91)	2,129	0.54	0.67	0.45	3.69	101
Year ended 02/28/22	13.57	0.30	(0.26)	0.04	(0.34)	(0.46)	(0.80)	12.81	0.09	817	0.49	0.57	0.45	2.36	46
Year ended 02/28/21	13.87	0.41	(0.30)	0.11	(0.41)	—	(0.41)	13.57	0.88	10	0.40	0.71	0.35	3.04	63

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Environmental Focus Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Environmental Focus Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,
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Invesco Environmental Focus Municipal Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The
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Invesco Environmental Focus Municipal Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Because the Fund evaluates environmental focus factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that meet the Fund’s criteria for high potential positive environmental impact may underperform similar issuers that do not meet that criteria or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score issuers based on environmental focus factors or funds that use a different environmental focus evaluation methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s potential for positive environmental impact, may differ from that of other funds or an investor. As a result, the issuers in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable environmental focus characteristics if different metrics were used to evaluate them. Issuers who the Adviser believes will have a positive environmental impact, may not have the impact anticipated by the Adviser’s analysis and could be considered as having a high environmental risk profile.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.400%
Next $500 million	0.350%
Next $500 million	0.300%
Over $1.5 billion	0.280%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory
12
Invesco Environmental Focus Municipal Fund

agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.81%, 1.56%, 0.56% and 0.56%, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $25,829 and reimbursed class level expenses of $24,475, $1,089, $11,382 and $184 of Class A, Class C, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $324 in front-end sales commissions from the sale of Class A shares and $0 and $8 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $400,708 and securities sales of $3,350,458, which resulted in net realized gains (losses) of $(31,721).
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Invesco Environmental Focus Municipal Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $247.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $97,283 with an average interest rate of 4.51%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $16,383 and 0.04%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,561,261	$7,114,727	$13,675,988
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $14,826,546 and $14,388,307, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,392,780
Aggregate unrealized (depreciation) of investments	(3,393,962)
Net unrealized appreciation (depreciation) of investments	$(2,001,182)
Cost of investments for tax purposes is $83,847,183.
14
Invesco Environmental Focus Municipal Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,350,764	$15,085,320	886,642	$10,307,506
Class C	1,989	22,313	6,498	76,369
Class Y	346,682	3,889,557	1,108,877	12,907,286
Class R6	109,785	1,230,941	60,150	702,606
Issued as reinvestment of dividends:
Class A	52,076	582,553	109,703	1,275,936
Class C	2,451	27,418	7,553	87,772
Class Y	24,616	275,461	47,128	548,493
Class R6	5,120	57,216	8,432	98,078
Automatic conversion of Class C shares to Class A shares:
Class A	36,614	409,209	50,049	574,985
Class C	(36,647)	(409,209)	(50,092)	(574,985)
Reacquired:
Class A	(1,310,418)	(14,616,373)	(1,148,981)	(13,340,521)
Class C	(54,965)	(616,724)	(53,527)	(627,387)
Class Y	(797,747)	(8,941,881)	(824,060)	(9,586,141)
Class R6	(14,574)	(162,846)	(94,174)	(1,100,409)
Net increase (decrease) in share activity	(284,254)	$(3,167,045)	114,198	$1,349,588

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Environmental Focus Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Environmental Focus Municipal Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board further considered that the Fund changed it strategy to incorporate consideration of environmental criteria effective September 4, 2020, and that performance prior to
16
Invesco Environmental Focus Municipal Fund

that date is that of the Fund using its previous investment strategy, which did not apply environmental criteria. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that, unlike the Fund, many of the peer funds do not incorporate environmental criteria into the investment process.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
17
Invesco Environmental Focus Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Environmental Focus Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-MUNI-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX ■ R6: ACTSX

2	Schedule of Investments
34	Financial Statements
37	Financial Highlights
38	Notes to Financial Statements
44	Approval of Investment Advisory and Sub-Advisory Contracts
47	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.38%
Alabama–1.38%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,950	$7,869,546
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	4,000	4,229,128
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	10,250	10,285,571
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(c)(d)	5.50%	01/01/2028	1,390	993,850
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(c)(d)	5.50%	01/01/2043	21,290	15,222,350
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(c)(d)	6.88%	01/01/2043	4,470	3,196,050
Series 2011 A, RB(c)	7.50%	01/01/2047	2,600	1,859,000
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(c)(d)	5.63%	01/01/2042	6,575	4,701,125
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	10,000	10,037,383
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,097,848
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,014,897
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	8,900	8,073,757
Series 2024, RB(b)	4.75%	12/01/2054	17,155	14,929,880
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,100	4,990,364
				92,500,749
American Samoa–0.22%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,367,830
Arizona–3.17%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(e)	5.00%	07/01/2039	1,000	963,711
Series 2022, RB(e)	5.25%	07/01/2052	500	449,273
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	6.00%	07/01/2037	14,910	15,222,491
Series 2017, Ref. RB(e)	6.00%	07/01/2047	15,000	15,102,175
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(e)	5.13%	07/01/2037	1,180	1,182,679
Series 2017 D, Ref. RB(e)	5.00%	07/01/2051	3,300	2,967,744
Series 2017 G, Ref. RB(e)	5.00%	07/01/2051	1,000	899,316
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(e)	5.00%	07/01/2043	1,000	928,310
Series 2023, RB(e)	5.25%	07/01/2053	1,000	898,181
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(e)	5.70%	07/01/2047	9,730	9,731,381
Series 2016, RB(e)	5.80%	07/01/2052	4,920	4,920,492
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(e)	5.00%	07/01/2039	1,000	949,668
Series 2019 A, RB(e)	5.00%	07/01/2049	4,000	3,465,945
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	5.00%	07/01/2039	2,635	2,480,500
Series 2019, RB(e)	5.00%	07/01/2054	6,210	5,252,474
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	4,905	4,938,960
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	1,015	998,209
Series 2018 A, RB(e)	5.50%	12/15/2048	3,265	2,999,081
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(f)	4.00%	02/01/2050	15,285	12,563,053
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	9,350	8,839,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	$1,480	$1,398,614
Series 2017, Ref. RB	5.00%	11/15/2036	2,845	2,209,040
Series 2017, Ref. RB	5.00%	11/15/2040	4,985	3,587,762
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,251,213
Series 2018, RB	5.00%	11/15/2053	5,970	3,979,959
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(e)(g)	0.00%	12/15/2034	6,950	3,675,647
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(b)(e)	4.00%	10/15/2047	15,700	12,618,390
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2054	950	849,030
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,475	2,467,521
Series 2016, Ref. RB(e)	5.00%	07/01/2047	3,775	3,301,533
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,795,276
Series 2023, RB(e)	6.25%	07/01/2053	1,900	1,766,241
Series 2023, RB(e)	6.38%	07/01/2058	1,250	1,168,064
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The);
Series 2015, Ref. RB(e)	5.00%	07/01/2045	4,015	3,755,698
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	2,125	1,960,212
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	1,500	1,383,679
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(e)	5.00%	07/01/2045	1,845	1,705,088
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(e)	9.50%	04/01/2052	7,900	6,783,032
Pima (County of), AZ Industrial Development Authority (The) (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	545	545,057
Series 2006, RB	5.80%	12/01/2036	4,385	4,117,887
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	2,370	2,370,871
Series 2015, Ref. RB(e)	5.63%	06/15/2045	3,500	3,425,020
Series 2019, Ref. RB(e)	5.00%	06/15/2052	6,050	5,222,556
Series 2022, Ref. RB(e)	4.00%	06/15/2051	8,800	6,534,230
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(e)	5.50%	05/01/2040	1,125	1,065,526
Series 2020, Ref. RB(e)	5.75%	05/01/2050	5,000	4,595,897
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools); Series 2019, RB(e)	5.00%	07/01/2049	1,500	1,301,426
Pima (County of), AZ Industrial Development Authority (The) (Premier Charter High School);
Series 2016 A, Ref. RB(e)	7.00%	07/01/2045	2,977	2,478,045
Series 2016 B, Ref. RB(h)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(h)	2.07%	07/01/2045	1,036	10,355
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	12,000	12,434,700
Sierra (City of), AZ Vista Industrial Development Authority; Series 2024, Ref. RB(e)	6.13%	06/01/2057	6,000	5,382,440
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2059	2,660	2,259,749
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	3,525	3,409,049
Series 2025, RB	6.50%	06/15/2055	3,150	3,113,697
				212,109,959
Arkansas–0.46%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	20,090	19,515,567
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	11,500	11,573,518
				31,089,085
California–9.10%
California (State of); Series 2023, GO Bonds(f)	5.25%	09/01/2053	15,000	15,637,470
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	$12,780	$2,246,822
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(f)	5.00%	05/01/2045	15,000	16,094,298
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(e)	9.50%	01/01/2035	42,645	39,213,715
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program);
Series 2021 A-1, RB(e)	5.00%	01/01/2056	3,300	2,688,423
Series 2021, RB(e)(g)	0.00%	01/01/2061	54,565	3,781,125
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(e)	5.25%	01/01/2045	2,500	2,329,929
Series 2025 A, RB(e)	5.38%	01/01/2055	1,000	908,652
Series 2025 A, RB(e)	5.50%	01/01/2060	5,450	4,988,869
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,169,770
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(e)	6.63%	01/01/2032	630	610,676
Series 2012, RB(e)	6.88%	01/01/2042	1,465	1,357,666
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	3,560	3,399,411
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(i)	5.25%	11/01/2052	3,000	3,007,268
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2037	13,500	13,503,704
Series 2012, RB(b)(e)	5.00%	11/21/2045	18,260	17,339,645
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	5.00%	11/15/2046	2,000	1,741,161
Series 2021, RB(e)	5.00%	11/15/2051	1,810	1,528,420
Series 2021, RB(e)	5.00%	11/15/2056	1,160	960,533
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(e)	6.50%	06/01/2055	7,500	7,328,007
California (State of) Public Works Board (Various Capital); Series 2025, RB	5.00%	04/01/2050	10,000	10,249,844
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(e)	5.00%	08/01/2050	1,200	1,088,460
Series 2022, RB(e)	5.00%	08/01/2052	2,875	2,578,589
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(e)	5.00%	08/01/2032	595	621,830
Series 2022, Ref. RB(e)	5.38%	08/01/2042	1,150	1,169,525
Series 2022, Ref. RB(e)	5.75%	08/01/2052	1,160	1,183,254
California (State of) School Finance Authority (New Designs Charter School); Series 2024, Ref. RB(e)	5.00%	06/01/2064	1,600	1,379,296
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2058	500	426,757
California (State of) Statewide Communities Development Authority;
Series 2022, RB (INS - AGI)(f)(i)	5.38%	08/15/2057	10,000	10,094,954
Series 2025, RB	3.54%	02/20/2041	15,710	13,824,394
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(e)	6.75%	06/01/2045	6,300	5,936,288
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(i)	5.25%	08/15/2052	2,000	2,021,076
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2046	6,630	6,095,747
Series 2016 A, RB(e)	5.25%	12/01/2056	25,000	22,823,557
Series 2018 A, RB(e)	5.50%	12/01/2058	24,340	23,440,284
Series 2018, RB(e)	5.25%	12/01/2043	500	490,300
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,299,733
Series 2006 A, RB(g)	0.00%	06/01/2046	174,450	41,435,940
Series 2006 C, RB(e)(g)	0.00%	06/01/2055	211,450	14,547,612
California School Facilities Financing Authority; Series 2010, RB (INS - AGI)(g)(i)	0.00%	08/01/2049	29,405	8,154,942
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	1,710	1,739,617
Series 2008, RB	6.88%	09/01/2038	4,440	4,490,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGI)(g)(i)	0.00%	01/15/2036	$45,000	$30,573,198
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,623,067
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	483,053	45,004,647
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(g)	0.00%	06/01/2057	46,635	2,876,685
Series 2007 F, RB(e)(g)	0.00%	06/01/2057	99,650	4,970,970
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)(f)(j)	5.00%	05/15/2051	5,000	4,923,906
Ontario (City of), CA Public Financing Authority; Series 2025 A, RB	5.00%	11/01/2050	7,500	7,611,202
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	994,351
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2036	7,650	4,997,379
Series 2011 D, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2037	13,130	8,080,700
Series 2011 D, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2038	13,515	7,786,373
Series 2011 D, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2039	13,895	7,526,192
Series 2011 D, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2040	14,280	7,268,213
Series 2011 D, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2041	14,080	6,707,932
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2056	2,660	2,179,146
Series 2023 B, RB(b)	5.00%	07/01/2053	25,405	25,032,908
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(k)	5.25%	07/01/2042	10,000	7,673,856
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2023 C, Ref. RB(b)	5.75%	05/01/2048	10,000	10,436,230
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(b)	6.40%	12/01/2041	12,208	11,943,110
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGI)(i)(k)	6.75%	02/01/2052	7,500	5,822,174
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	10,000	5,435,553
Series 2007 A, RB(g)	0.00%	06/01/2047	20,000	4,479,276
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,431,752
Series 2008 A, RB	6.00%	12/01/2033	1,365	1,374,850
Series 2008 A, RB(g)	0.00%	12/01/2045	18,085	5,539,356
Series 2008 A, RB(g)	0.00%	12/01/2046	18,085	5,224,925
Series 2008 A, RB(g)	0.00%	12/01/2047	18,085	4,928,342
Series 2008 A, RB(g)	0.00%	12/01/2048	18,085	4,648,592
Series 2008 A, RB(g)	0.00%	12/01/2049	18,085	4,384,725
Series 2008 A, RB(g)	0.00%	12/01/2050	18,085	4,135,833
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(g)	0.00%	06/01/2054	19,300	3,699,156
Tustin Unified School District (Election of 2024);
Series 2025, GO Bonds	4.00%	08/01/2048	2,650	2,328,939
Series 2025, GO Bonds	4.00%	08/01/2050	3,160	2,744,464
Series 2025, GO Bonds	4.00%	08/01/2052	3,230	2,778,909
Series 2025, GO Bonds	4.00%	08/01/2055	5,000	4,260,040
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,100	2,125,040
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,577,693
				609,057,673
Colorado–11.14%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,570,717
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,883,594
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,734,197
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(k)	5.75%	12/01/2051	6,055	5,217,402
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	460,683
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,475,055
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,659,491
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	36,304,136
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	$4,895	$4,705,706
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,948	1,948,329
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,490,662
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,189	2,104,350
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	511,086
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,590,475
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(e)	4.88%	12/01/2051	4,500	3,766,025
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,287,268
Series 2018 B, GO Bonds	7.75%	12/15/2041	213	213,208
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,525,128
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,740,650
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,155,666
Baseline Metropolitan District No. 1; Series 2024 B, GO Bonds	6.75%	12/15/2054	2,250	2,203,522
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,500,795
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(e)	8.00%	12/15/2054	2,000	1,993,698
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,199,840
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,837,845
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(k)	7.50%	12/01/2048	7,075	5,453,544
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(k)	7.50%	12/01/2049	30,465	21,055,263
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,225,701
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,283	1,282,560
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	5,748,000
Series 2024, GO Bonds(e)	8.25%	12/01/2053	3,400	3,281,602
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,465,382
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2047	500	465,377
Citadel on Colfax Business Improvement District; Series 2020 B, RB	7.88%	12/15/2050	465	465,109
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,957	3,819,783
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	581,167
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,104,965
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,494	2,494,319
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,279,664
Colliers Hill Metropolitan District No. 2;
Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	3,879	3,605,761
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,780,165
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(e)	5.50%	04/01/2044	1,250	1,194,347
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	445	445,778
Series 2008, RB	6.50%	07/01/2038	1,000	1,000,797
Series 2013, RB	7.45%	08/01/2048	2,245	2,249,932
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB (Acquired 12/15/2021-07/19/2022; Cost $3,675,302)(d)	5.00%	05/15/2044	3,750	2,831,146
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,377,014
Series 2022, RB	5.25%	11/01/2052	4,500	4,499,754
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	12,867,150
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	14,995,887
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(k)	6.00%	12/01/2047	30,920	29,892,154
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	14,674,584
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,997,738
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(e)	7.50%	12/15/2050	3,495	3,481,366
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	$1,625	$1,371,954
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,064,447
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	565,185
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	7,460	6,963,536
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(g)	0.00%	12/01/2031	18,400	11,537,957
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	649,616
Denver (City & County of), CO;
Series 2018 A, RB(b)(f)	5.00%	12/01/2048	10,000	9,764,011
Series 2021 A, RB(f)	4.00%	08/01/2051	17,350	14,658,057
Series 2022 A, RB(b)	4.13%	11/15/2053	5,000	4,171,161
Series 2022 D, RB(b)(f)(j)	5.00%	11/15/2053	26,000	25,616,749
Series 2022, RB(b)(f)(j)	5.00%	11/15/2042	4,000	4,018,945
Series 2022, RB(b)(f)(j)	5.75%	11/15/2045	8,000	8,383,397
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	15,740	15,739,391
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,011,929
Series 2016, Ref. RB	5.00%	12/01/2040	250	246,622
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.13%	12/01/2050	4,750	4,613,392
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,760,968
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,295	2,296,794
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(e)	8.00%	12/15/2051	1,905	1,904,509
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,800,434
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,974,955
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,732,097
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	519,209
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,970	2,850,547
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	933,293
Series 2023 B, GO Bonds(e)	9.00%	12/15/2047	980	980,136
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,514,207
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	680,139
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	799	800,407
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	5.50%	12/01/2052	5,490	5,067,750
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	507,550
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,518,966
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,174,358
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,471	1,464,962
Series 2024 A-2, RB	6.50%	12/01/2043	1,410	1,403,963
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(k)	5.75%	12/01/2049	9,000	8,043,235
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,682,808
Series 2022 C, GO Bonds(e)	8.25%	12/15/2052	15,569	15,566,152
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	833,886
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	722,080
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,807,769
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	5,012
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	6,185,864
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,059,038
Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	711	706,704
Jones District Community Authority Board; Series 2020 A, RB(k)	5.75%	12/01/2050	6,815	6,192,233
Karl’s Farm Metropolitan District No. 2; Series 2024 B, GO Bonds	6.20%	12/15/2044	567	564,499
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,801,431
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	9,789,993
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(e)	6.25%	12/20/2054	1,795	1,760,722
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,441	1,351,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	$600	$598,136
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,706,685
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,831,937
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,350,349
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,178	1,150,448
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	622,212
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	330,527
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(e)	7.75%	12/15/2049	494	493,888
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	607,547
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	709	706,840
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	3,190	3,253,496
Series 2022 A-2, Ref. GO Bonds(k)	7.00%	12/01/2051	4,330	3,758,105
Montrose (County of), CO (The Homestead at Montrose, Inc.); Series 2003 A, RB	7.00%	02/01/2038	6,200	5,685,647
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,413,655
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,794,629
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,534,994
MW Retail Business Improvement District; Series 2024, RB(e)	6.00%	12/01/2054	1,800	1,700,100
North Holly Metropolitan District;
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,014,770
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,233,534
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,240	1,239,405
Palisade Metropolitan District No. 2; Series 2024 C, RB(e)	8.00%	12/15/2037	1,080	1,091,882
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(e)	7.63%	12/15/2051	1,652	1,620,944
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(e)	5.50%	12/01/2054	975	866,281
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	899,678
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	499,751
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	615,175
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(g)	0.00%	12/01/2032	7,500	4,540,966
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	567,059
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,272,888
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	672,971
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(h)	6.50%	12/01/2035	1,000	900,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,900,736
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	610,153
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,618	1,405,831
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	397,987
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	5,645	5,292,740
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	16,000	15,967,163
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	12,316,713
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,172,792
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,472,712
Silver Peaks Metropolitan District No. 3; Series 2020 B, GO Bonds	7.00%	12/15/2050	500	499,920
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	982,009
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(e)(k)	6.75%	09/20/2054	3,000	2,034,090
Series 2024 B, GO Bonds(e)	8.75%	09/20/2054	1,760	1,754,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	$485	$480,576
Series 2024 A, Ref. RB(e)	5.75%	12/01/2054	2,400	2,275,747
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	771,867
Series 2024 B, Ref. RB(e)	8.25%	12/15/2054	1,150	1,146,397
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	747,670
Series 2024, RB	5.63%	12/01/2043	1,150	1,132,586
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	5,000	4,597,524
Series 2024 A-2, Ref. GO Bonds(k)	6.25%	12/01/2054	5,000	3,618,133
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	1,960,475
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,683,417
Trails at Crowfoot Metropolitan District No. 3; Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,375	1,353,504
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	1,469	1,461,365
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(k)	5.50%	12/01/2051	3,000	2,343,863
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,317,559
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	625,123
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	7,943,573
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(e)	7.75%	12/15/2052	24,275	24,257,884
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	14,193,485
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,395,695
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	27,543	24,954,112
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	843,045
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,413,741
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,542,024
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	553,282
Water Valley Metropolitan District No. 3; Series 2024 B, GO Bonds	6.25%	12/15/2054	829	813,196
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,890,122
Waterstone Metropolitan District No. 1; Series 2025 B, Ref. GO Bonds	6.38%	12/15/2054	3,915	3,863,794
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,910,056
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(e)	6.50%	12/01/2050	1,500	1,509,042
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(e)	6.50%	12/01/2048	2,000	1,907,408
Westerly Metropolitan District No. 4; Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,226,275
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(e)	6.50%	10/15/2054	500	495,986
Windler Public Improvement Authority;
Series 2021 A-2, RB(k)	4.13%	12/01/2031	1,500	1,292,022
Series 2021 A-2, RB(k)	4.50%	12/01/2041	1,130	799,589
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(e)	5.13%	12/01/2050	2,700	2,262,211
				745,994,404
Connecticut–0.21%
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2039	1,100	1,058,876
Series 2025 A, RB(e)	12.00%	09/01/2030	2,250	2,417,029
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,150,767
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,135,498
				13,714,370
Delaware–0.20%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,117,376
Series 2016 A, RB	5.00%	06/01/2051	1,100	948,764
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–(continued)
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(e)	5.13%	07/01/2038	$7,968	$7,746,699
Series 2018, Ref. RB(e)	5.25%	07/01/2048	4,092	3,760,016
				13,572,855
District of Columbia–1.35%
District of Columbia;
Series 2025, GO Bonds(f)	5.25%	01/01/2048	11,500	11,839,375
Series 2025, Ref. RB	5.75%	10/01/2055	5,625	5,767,453
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,371,462
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,220,247
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,150	1,932,250
District of Columbia (Union Market); Series 2024, RB(e)(k)	6.25%	06/01/2041	3,000	1,795,432
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, RB(g)	0.00%	06/15/2055	60,320	5,428,378
Metropolitan Washington Airports Authority;
Series 2022, Ref. RB (INS - AGI)(i)	4.00%	10/01/2052	4,365	3,662,783
Series 2023 A, Ref. RB(b)(f)(j)	5.25%	10/01/2048	7,710	7,779,902
Series 2023 A, Ref. RB(b)	4.50%	10/01/2053	1,250	1,131,979
Washington Metropolitan Area Transit Authority Dedicated Revenue;
Series 2025, RB(f)(j)	5.25%	07/15/2050	20,000	20,663,184
Series 2025, RB(f)	5.25%	07/15/2053	20,000	20,518,960
				90,111,405
Florida–9.58%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $276,196)(c)(d)	5.63%	11/15/2029	310	4,653
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $1,066,288)(c)(d)	6.00%	11/15/2029	1,241	18,612
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $861,794)(c)(d)	6.00%	11/15/2034	1,025	15,378
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $6,201,580)(c)(d)	6.25%	11/15/2044	6,869	103,038
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $1,480,256)(c)(d)	6.38%	11/15/2049	1,591	23,869
Series 2014, RB (Acquired 09/15/2020; Cost $693,803)(c)(d)	5.00%	12/31/2079	720	10,795
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, RB	4.00%	12/01/2049	13,950	11,480,122
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $40,750,000)(d)(e)	5.00%	11/15/2061	40,750	28,980,850
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(a)(e)	6.30%	07/01/2043	1,425	1,416,203
Babcock Ranch Community Independent Special District; Series 2024, RB(e)	5.25%	05/01/2055	1,000	940,427
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,746,356
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,173,818
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(f)(j)	5.00%	04/01/2052	10,000	9,759,310
Broward (County of), FL; Series 2023, RB(f)	5.50%	01/01/2055	10,000	10,282,470
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	685	685,065
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(e)	6.75%	01/01/2045	5,500	5,292,339
Series 2025 A, RB(e)	7.13%	01/01/2065	7,500	7,181,056
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,120	1,817,561
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	4,800	3,977,210
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(e)	4.00%	06/15/2051	2,220	1,548,834
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2056	520	421,416
Series 2021, RB(e)	5.00%	06/01/2056	900	730,395
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	6,140	4,027,723
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(e)	5.00%	07/01/2037	1,000	841,904
Series 2017, Ref. RB(e)	5.00%	07/01/2046	600	423,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(c)(d)(e)	6.75%	12/01/2035	$5,405	$648,600
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(c)(d)(e)	7.00%	12/01/2045	2,000	240,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(c)(d)(e)	7.13%	12/01/2050	1,000	120,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(e)	5.25%	12/01/2043	21,350	20,478,897
Series 2018 A, RB(e)	5.25%	12/01/2058	18,800	17,179,235
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(e)(g)	0.00%	01/01/2061	11,960	801,063
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(e)	5.25%	06/01/2054	2,500	2,154,071
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(e)	6.63%	06/15/2054	12,000	11,476,649
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(e)	5.25%	07/01/2054	2,735	2,378,658
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(e)	5.25%	07/01/2055	1,325	1,218,866
Series 2025, RB(e)	5.38%	07/01/2065	3,780	3,471,149
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(e)	6.50%	12/15/2053	2,415	2,241,204
Series 2023, RB(e)	6.50%	12/15/2058	3,100	2,844,961
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	3,410	2,969,875
Series 2024, RB	5.13%	12/15/2059	3,200	2,741,277
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(b)(e)	5.00%	10/01/2049	2,420	2,231,558
Series 2021, RB(b)(e)	4.00%	10/01/2041	4,500	3,931,424
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	1,500	1,489,319
Series 2025, RB	6.00%	05/01/2055	1,900	1,877,369
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	10,791,643
Series 2020, Ref. RB (INS - AGI)(i)	3.00%	08/15/2050	13,685	9,193,305
Florida (State of) Department of Transportation (Turnpike); Series 2022 C, RB(f)	5.00%	07/01/2052	10,000	10,133,494
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	15,375	9,532,500
Series 2024, Ref. RB(b)	5.00%	07/01/2034	5,715	4,727,290
Series 2024, Ref. RB(b)	5.00%	07/01/2041	2,000	1,650,035
Series 2024, Ref. RB (INS - AGI)(b)(i)	5.00%	07/01/2044	11,135	10,673,456
Series 2024, Ref. RB(b)	5.25%	07/01/2047	22,385	18,470,121
Series 2024, Ref. RB (INS - AGI)(b)(i)	5.25%	07/01/2053	24,115	22,934,460
Florida Development Finance Corp. (Brightline Florida Passenger Rail);
Series 2024, RB(a)(b)(e)	10.00%	07/15/2028	10,600	6,572,000
Series 2024, Ref. RB(b)	5.00%	07/01/2037	12,375	10,224,964
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB(a)(b)(e)	10.00%	06/15/2026	49,400	41,992,712
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(e)	5.63%	08/15/2042	1,515	1,382,173
Series 2022, Ref. RB(e)	5.88%	08/15/2052	5,000	4,438,892
Series 2022, Ref. RB(e)	6.00%	08/15/2057	5,750	5,132,763
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,403,975
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(e)(g)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(e)	6.38%	05/15/2037	2,655	2,357,480
Series 2017, Ref. RB(e)	6.38%	05/15/2037	1,265	126,500
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	2,000	1,965,321
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,719,543
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	1,095	1,037,254
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,750,251)(c)(d)	6.25%	04/01/2049	11,097	138,716
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.50%	11/15/2054	24,115	25,085,002
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,699,935
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	9,371,751
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	715	715,719
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	$9,000	$8,273,140
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,416,982
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	2,250	2,025,277
Series 2018 A, RB(e)	5.75%	07/15/2053	2,030	1,859,938
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	585	569,748
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(e)	5.50%	06/15/2032	1,685	1,685,865
Series 2012, IDR(e)	5.75%	06/15/2042	3,210	3,104,976
Miami-Dade (County of), FL;
Series 2009, RB(g)	0.00%	10/01/2035	12,000	8,157,768
Series 2009, RB(g)	0.00%	10/01/2042	42,215	18,620,665
Series 2017 B, Ref. RB(b)(f)(j)	5.00%	10/01/2040	8,900	8,922,570
Series 2021, RB (INS - AGI)(i)	3.00%	10/01/2051	12,000	8,540,707
Series 2022 A, RB(f)	5.00%	04/01/2052	15,720	15,791,743
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	10,000	9,929,850
Series 2022, RB(f)	5.00%	07/01/2052	10,000	10,162,638
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(i)	4.00%	10/01/2045	9,000	7,730,001
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	600	563,433
Series 2024, RB	4.55%	05/01/2044	600	548,099
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	17,245	14,369,984
Series 2023 A, RB	5.00%	10/01/2053	7,165	7,058,817
Palm Beach (County of), FL;
Series 2025, RB(e)	6.50%	10/01/2035	500	534,687
Series 2025, RB(e)	5.50%	10/01/2045	5,000	5,013,377
Series 2025, RB(e)	6.50%	10/01/2045	1,000	999,427
Series 2025, RB(e)	5.75%	10/01/2055	3,000	3,029,556
Series 2025, RB(e)	5.75%	10/01/2065	3,000	3,006,671
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(b)(c)(d)(e)	5.88%	01/01/2033	6,660	3,663,000
Reunion East Community Development District;
Series 2002 A-2, RB(c)	7.38%	05/01/2033	145	1
Series 2005, RB(c)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB	4.00%	07/01/2048	37,680	31,569,517
Seminole (County of), FL; Series 2022, RB(f)	5.00%	10/01/2052	10,000	10,054,140
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	2,919,026
St. Johns (County of), FL; Series 2022, RB(f)	5.00%	06/01/2047	14,865	15,219,883
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGI)(i)	4.00%	07/01/2053	19,835	17,031,882
Sterling Hill Community Development District; Series 2003 A, RB(h)(l)	6.20%	05/01/2035	1,375	604,858
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,934,056
Series 2016, RB	5.00%	12/01/2055	1,020	971,107
Tampa Bay (City of), FL Water; Series 2001 A, RB(f)(m)	6.00%	10/01/2029	13,440	15,069,655
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	810,158
Two Ridges Community Development District; Series 2025, RB	6.00%	05/01/2055	670	666,577
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(e)	5.50%	01/01/2055	1,000	920,596
				641,218,677
Georgia–1.03%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	13,000	11,107,104
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(e)	6.00%	06/15/2043	975	945,073
Series 2023, RB(e)	6.40%	06/15/2053	1,850	1,769,799
Series 2023, RB(e)	6.38%	06/15/2058	1,250	1,172,691
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	6,663,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	$7,000	$6,012,398
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	12,599,479
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	2,630	2,133,558
Series 2021, RB	4.00%	02/15/2046	6,200	5,350,125
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(e)	5.00%	01/01/2054	6,000	5,288,701
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	7,935,330
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	4,000	3,961,313
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2047	4,480	3,849,765
				68,788,764
Hawaii–0.21%
Hawaii (State of); Series 2025 A, RB(b)	5.50%	07/01/2054	13,350	13,810,588
Idaho–0.55%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(e)	5.50%	09/01/2053	2,000	1,917,774
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	4.00%	10/01/2033	1,000	956,872
Series 2014, RB	4.50%	10/01/2050	10,030	8,085,676
Series 2014, RB	4.55%	10/01/2056	19,500	15,400,125
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,424,716
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2057	1,705	1,171,505
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(e)(g)	0.00%	07/01/2049	9,112	1,482,827
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(e)	6.25%	09/01/2054	4,400	4,371,140
				36,810,635
Illinois–5.31%
Bolingbrook (Village of), IL; Series 2005, RB(h)	6.00%	01/01/2026	4,500	3,195,000
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(e)	6.25%	09/01/2045	4,000	3,769,815
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds(f)(j)	6.00%	01/01/2038	64,150	65,131,290
Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,356,501
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(h)	7.46%	02/15/2026	1,262	883,156
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(f)(j)	5.00%	01/01/2048	14,000	13,749,392
Series 2022 A, RB(b)	5.50%	01/01/2055	3,495	3,533,781
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	26,506,026
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	16,378,079
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,479,601
Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,044,719
Series 2023 A, GO Bonds	6.00%	12/01/2049	12,500	12,746,095
Evanston (City of), IL (Roycemore School); Series 2021, RB(e)	4.63%	04/01/2051	1,250	904,977
Illinois (State of); Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,030,605
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	4,020	4,024,686
Illinois (State of) Finance Authority; Series 2025, Ref. RB(e)	5.88%	09/01/2046	7,250	7,003,441
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(e)	5.63%	08/01/2053	500	501,150
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	6.00%	12/01/2045	3,715	3,714,325
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019-04/06/2020; Cost $3,010,504)(d)	5.00%	11/01/2035	3,000	2,077,500
Series 2019 A, Ref. RB (Acquired 11/27/2019-11/08/2022; Cost $17,506,608)(d)	5.00%	11/01/2040	20,210	13,995,425
Series 2019 A, Ref. RB (Acquired 11/27/2019-06/28/2023; Cost $26,898,389)(d)	5.00%	11/01/2049	27,085	18,756,362
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,415,000)(d)	5.25%	05/15/2037	6,415	5,796,164
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,546,358)(d)	5.25%	05/15/2048	12,770	9,739,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(f)(j)	5.00%	08/15/2051	$25,000	$24,411,490
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	66,640	47,464,180
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	880,716
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	7,495	7,500,460
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,686,362
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(e)	5.45%	01/01/2046	5,000	4,581,066
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(g)	0.00%	12/15/2051	13,165	3,181,561
Series 2017 A, RB (INS - AGI)(g)(i)	0.00%	12/15/2056	5,000	949,807
Series 2017 B, Ref. RB(g)	0.00%	12/15/2054	5,000	1,017,920
Malta (Village of), IL (Prairie Springs); Series 2006, RB(h)	5.75%	12/30/2025	1,800	432,000
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	15,000	14,213,391
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	949,350
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,184,536
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,898,829
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	1,945	1,945,214
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,576,825
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	1,840	1,840,566
				355,649,936
Indiana–0.43%
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.35%	01/01/2038	4,665	4,238,824
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(f)(j)	4.00%	12/01/2049	13,000	11,012,686
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	1,000	978,154
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	2,750	2,568,504
Indiana (State of) Finance Authority (Unidy Properties LLC); Series 2025, RB	5.63%	07/01/2050	2,250	2,119,654
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,057,837
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,033,356
				29,009,015
Iowa–0.83%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(a)(m)	5.00%	12/01/2032	7,700	8,743,178
Series 2022, Ref. RB(a)(m)	5.00%	12/01/2032	7,200	8,175,440
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,285,421
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(e)	6.00%	11/01/2042	6,000	5,646,458
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	213,205	29,597,694
				55,448,191
Kansas–0.20%
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	895	895,000
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(h)(l)	5.75%	12/01/2025	92	67,226
Series 2006 A, RB(h)(l)	5.88%	12/01/2025	173	126,445
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	991,178
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,528,904
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	11,000	9,926,785
				13,535,538
Kentucky–0.73%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	5,395	5,411,607
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,410,910
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,543,062
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	$2,300	$1,875,554
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,553,126
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,103,099
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,086,219
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,576,621
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,117,976
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,552,542
Series 2013 C, RB	6.88%	07/01/2046	7,000	7,788,465
				49,019,181
Louisiana–1.55%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	2,425	2,471,788
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,253,540
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,135,643
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,350,493
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(e)	3.88%	11/01/2045	5,455	4,499,315
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(e)	5.65%	11/01/2037	3,075	3,176,899
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(e)	3.95%	11/01/2043	3,712	3,146,077
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	445	453,052
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(e)	4.40%	11/01/2044	3,175	2,882,815
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(e)	5.50%	11/01/2039	1,535	1,563,101
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,460	1,452,129
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(b)	5.50%	09/01/2059	26,950	26,223,336
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2025, Ref. RB	5.50%	05/15/2050	3,050	3,167,528
Series 2025, Ref. RB	5.50%	05/15/2055	11,000	11,366,645
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(e)	6.50%	10/01/2028	4,500	4,693,005
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy); Series 2025, RB(e)	6.15%	06/15/2055	4,500	4,452,305
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(e)	9.00%	12/01/2044	20,650	17,258,921
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(e)	6.35%	07/01/2040	3,000	3,218,919
				103,765,511
Maryland–0.06%
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,278,455
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	1,919,431
				4,197,886
Massachusetts–1.69%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,590,337
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS -AMBAC)(f)(i)	5.50%	08/01/2030	32,040	36,061,616
Series 2025, RB(f)	5.00%	12/01/2052	30,000	30,446,568
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2025, RB	5.25%	07/01/2045	2,465	2,425,994
Series 2025, RB	5.25%	07/01/2050	2,000	1,932,747
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	8,165	7,642,569
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	$4,000	$4,020,269
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2016 A, RB	5.00%	01/01/2047	2,500	2,338,637
Series 2018, RB	5.00%	01/01/2043	1,515	1,455,810
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.25%	07/01/2055	2,000	1,907,740
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	5,015	5,915,831
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2057	10,210	9,134,897
Mississippi (State of) Hospital Equipment & Facilities Authority (Umass Memorial Health Care); Series 2017, Ref. RB	5.00%	07/01/2044	8,650	8,391,277
				113,264,292
Michigan–1.37%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,304,008
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,033,618
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	10,450	8,213,573
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,020	996,444
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	1,876,196
Series 2023, RB	6.00%	01/01/2054	3,885	3,577,160
Series 2023, RB	6.25%	01/01/2059	2,755	2,569,519
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(e)	5.00%	08/15/2041	1,235	1,053,992
Series 2021, Ref. RB(e)	5.00%	08/15/2051	1,510	1,155,925
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	15,000	15,865,476
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2065	82,350	7,528,906
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,050,242
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019, RB	4.00%	02/15/2050	14,975	12,286,796
Michigan (State of) Housing Development Authority;
Series 2022, RB(f)(j)	5.10%	12/01/2037	10,000	10,369,704
Series 2022, RB(f)(j)	5.20%	12/01/2040	4,425	4,442,671
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	5,970	4,483,103
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2051	2,000	1,531,026
Michigan Strategic Fund;
Series 2016, RB(g)	0.00%	07/01/2036	1,970	439,310
Series 2016, RB	5.00%	07/01/2046	2,000	446,000
Series 2016, RB	5.00%	07/01/2051	3,080	686,840
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,057,572
Waterford Township Economic Development Corp.;
Series 2016 A, RB	5.00%	07/01/2036	4,550	1,014,650
Series 2016 A, RB	5.00%	07/01/2046	4,895	1,091,585
Series 2016 A, RB	5.00%	07/01/2051	2,795	623,285
				91,697,601
Minnesota–1.42%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,339,061
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	913,183
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	2,750	2,451,271
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	2,565	2,443,030
Series 2025, RB	6.00%	05/01/2055	2,665	2,583,511
Series 2025, RB	6.00%	05/01/2060	2,400	2,282,637
Brooklyn Park (City of), MN (Prairie Seeds Academy);
Series 2024, Ref. RB	5.13%	06/15/2054	4,420	3,850,618
Series 2024, Ref. RB	5.25%	06/15/2064	2,100	1,810,886
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(c)	5.70%	04/01/2036	1,895	970,240
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	$5,000	$4,827,392
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	2,920,060
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,542,705
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	5,600	5,295,305
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	20,850	20,810,940
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,001,052
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(c)(d)(e)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	355	355,210
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	6,857,580
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	999,275
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,551,126
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,839,260
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,493,242
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,022,153
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,153,222
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,210	2,450,580
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,219,226
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,211,880
Series 2018 B, Ref. RB	6.75%	12/01/2025	230	222,773
				94,995,312
Mississippi–0.19%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(e)	4.55%	11/01/2039	1,745	1,695,857
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	870	785,895
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,333,314
				12,815,066
Missouri–1.11%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(h)	5.50%	04/01/2027	4,906	1,422,731
Dardenne Town Square Transportation Development District; Series 2006 A, RB(l)	5.00%	05/01/2036	5,190	1,764,600
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(h)(l)	5.75%	12/01/2028	1,250	800,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(e)	5.25%	12/01/2048	6,415	6,059,689
Series 2019 B, RB(e)	7.75%	12/15/2048	3,853	3,765,104
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(e)	5.00%	06/01/2054	1,250	1,101,812
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2020, RB (INS - AGI)(b)(i)	4.00%	03/01/2057	750	597,591
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(b)	6.45%	05/01/2040	1,604	1,519,815
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,188,449
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	903,789
Series 2017 A, Ref. RB	5.25%	05/15/2050	16,750	14,035,276
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	260,930
Series 2024 A, Ref. RB	5.63%	08/15/2054	610	583,649
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(e)	6.00%	06/01/2046	6,170	5,461,204
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(f)	5.13%	05/01/2052	$10,005	$9,972,040
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,250	1,175,717
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(e)	6.25%	10/01/2055	3,600	3,476,934
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(e)	4.25%	12/01/2042	4,870	4,132,224
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	5,720	5,270,324
Series 2018 A, RB	5.13%	09/01/2049	5,475	5,019,156
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,580,270
				74,091,304
Montana–0.11%
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	3,250	3,157,426
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	990,049
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	2,945,145
				7,092,620
Nebraska–0.04%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,500	2,546,013
Nevada–0.28%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	490	452,343
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	579,815
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(a)(b)(e)	9.50%	01/01/2033	3,000	2,758,396
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(b)(e)	6.25%	12/15/2037	781	8
Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	7,988,816
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(e)	5.75%	06/01/2042	340	341,348
Series 2022, RB(e)	6.00%	06/01/2052	1,750	1,752,205
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(e)(g)	0.00%	07/01/2058	22,500	3,335,191
Series 2018 D, Ref. RB(e)(g)	0.00%	07/01/2058	13,000	1,502,390
				18,710,512
New Hampshire–1.87%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(e)(g)	0.00%	02/01/2035	37,200	20,485,226
Series 2025, RB(e)(g)	0.00%	12/15/2032	10,000	6,250,037
Series 2025, RB	5.15%	09/28/2037	1,000	973,108
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(b)(e)	4.88%	11/01/2042	7,500	6,731,456
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	12,355	11,698,114
Series 2025, RB	6.00%	08/01/2065	5,905	5,697,095
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2025, RB	4.17%	01/20/2041	4,982	4,692,653
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(e)(g)	0.00%	12/15/2033	10,985	6,634,062
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(e)(g)	0.00%	12/01/2031	27,000	18,664,803
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,935	9,111,718
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(e)(g)	0.00%	04/01/2032	4,000	2,668,221
New Hampshire (State of) Business Finance Authority (The Wildflower Project); Series 2025, RB(e)(g)	0.00%	12/15/2033	5,750	3,503,185
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(g)	0.00%	12/01/2034	38,000	20,780,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(e)	5.63%	12/15/2033	$4,840	$4,935,074
Series 2024, RB(e)	6.25%	12/15/2038	2,430	2,453,824
				125,279,499
New Jersey–2.09%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,465,841
Series 2022, RB	6.00%	06/15/2062	4,300	4,381,277
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	33,235	33,269,697
Series 2000 A, RB(b)	5.63%	11/15/2030	20,000	20,020,880
Series 2012, RB(b)	5.75%	09/15/2027	24,180	24,228,246
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(e)	7.00%	08/01/2054	7,265	6,790,274
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(b)	5.38%	01/01/2043	3,500	3,501,705
Series 2013, RB(b)	5.63%	01/01/2052	10,750	10,754,407
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(g)	0.00%	12/15/2037	10,000	5,906,177
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,463,158
Series 2023, RB(f)(j)	5.25%	06/15/2050	12,000	12,246,826
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	11,260	10,839,561
				139,868,049
New Mexico–0.10%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,156,551
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(e)	8.00%	05/01/2040	5,453	5,345,526
				6,502,077
New York–12.96%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,420	1,420,305
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(g)	0.00%	07/15/2034	14,345	9,930,605
Series 2009, RB(g)	0.00%	07/15/2044	23,805	8,612,294
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	904,325
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,319,371
Series 2017 A, RB	5.00%	08/01/2047	4,290	3,904,382
Series 2017 A, RB	5.00%	08/01/2052	790	703,704
Build NYC Resource Corp.; Series 2025, RB(e)	5.63%	07/01/2045	2,000	1,913,492
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(e)(n)	5.50%	12/31/2040	13,140	12,285,151
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,100,435
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2041	1,310	1,088,225
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.00%	06/15/2033	600	624,651
Series 2023, RB(e)	5.50%	06/15/2053	1,150	1,086,458
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	1,000	947,185
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGI)(i)	4.00%	11/15/2046	22,245	18,905,787
Series 2020 A-1, RB	4.00%	11/15/2053	27,500	22,250,979
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	9,949,575
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,000	12,132,671
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(e)	5.00%	07/01/2054	2,025	1,707,981
Series 2024, RB(e)	5.00%	07/01/2059	2,610	2,162,322
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,389,619
Nassau (County of), NY Industrial Development Agency(g)(h)	0.00%	01/01/2058	30,886	0
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	$10,390	$8,749,154
Series 2006 A-3, RB	5.13%	06/01/2046	67,625	51,901,971
Series 2006 B, RB(g)	0.00%	06/01/2046	105,990	29,325,144
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	1,500	1,502,603
New York (City of), NY;
Series 2025, GO Bonds(f)(j)	5.25%	04/01/2054	15,000	15,332,502
Subseries 2023 B-1, GO Bonds(f)	5.25%	10/01/2047	10,000	10,214,094
New York (City of), NY Municipal Water Finance Authority;
Series 2024 AA, RB	5.25%	06/15/2053	4,000	4,130,690
Series 2025, RB(f)	5.00%	06/15/2051	25,000	25,008,435
Subseries 2023 AA-3, RB(f)	5.00%	06/15/2047	10,000	10,128,793
New York (City of), NY Transitional Finance Authority;
Series 2022, RB(f)	5.25%	11/01/2048	12,500	12,791,561
Subseries 2022 C-1, RB(f)	4.00%	02/01/2047	11,000	9,541,508
New York (State of) Dormitory Authority; Series 2018 E, RB(f)	5.00%	03/15/2046	35,050	35,565,621
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGI)(i)	3.00%	09/01/2050	14,775	10,092,649
New York (State of) Dormitory Authority (New School (The)); Series 2025 A, Ref. RB	4.25%	07/01/2050	4,500	3,838,469
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2053	15,000	12,637,204
Series 2021 A-1, RB(f)	4.00%	03/15/2054	10,000	8,340,599
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2057	15,000	12,905,527
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	5,000	4,308,695
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	30,000	24,664,725
New York (State of), NY Housing Development Corp. (Green Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	2,929,877
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	2,942,669
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(g)	0.00%	11/15/2049	13,390	3,838,049
New York Counties Tobacco Trust IV;
Series 2005 F, RB(g)	0.00%	06/01/2060	50,000	2,130,955
Series 2010 A, RB(e)	6.25%	06/01/2041	5,992	5,631,634
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(g)	0.00%	06/01/2050	45,500	6,394,793
Series 2005 S-3, RB(g)	0.00%	06/01/2055	268,000	20,272,083
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(e)	7.25%	11/15/2044	46,500	46,522,971
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,600,173
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(i)	3.00%	11/15/2051	10,000	6,995,826
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.25%	08/01/2031	5,965	6,115,034
Series 2020, Ref. RB(b)	5.38%	08/01/2036	11,505	11,755,681
Series 2021, Ref. RB(b)	3.00%	08/01/2031	2,400	2,217,868
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	36,930	37,525,227
Series 2023, RB(b)	5.38%	06/30/2060	14,230	13,511,547
Series 2024, RB(b)	5.50%	06/30/2060	30,000	28,874,379
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2023, RB (INS -BAM)(b)(i)	5.38%	06/30/2060	7,500	7,481,866
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	13,695	13,038,530
Series 2023, RB(b)	5.63%	04/01/2040	18,500	19,066,450
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB (INS - AGI)(b)(i)	4.00%	12/01/2042	5,000	4,463,750
Series 2024, Ref. RB (INS - AGI)(b)(i)(k)	5.00%	12/31/2054	2,250	1,333,560
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(b)(i)	5.25%	12/31/2054	3,840	3,789,093
Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	9,681,763
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(b)(e)	4.75%	11/01/2042	8,285	7,324,615
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(e)(g)	0.00%	08/15/2060	$368,350	$24,242,992
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	8,803,133
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(c)	5.00%	07/01/2027	1,985	397,000
Series 2013 A, RB(c)	5.00%	07/01/2038	5,700	1,140,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 C, RB (INS - AGI)(i)	3.00%	11/15/2047	12,665	9,123,999
Series 2021 A, RB	4.00%	11/15/2056	10,000	8,373,783
Series 2022 A, RB(f)	5.00%	05/15/2057	11,490	11,573,758
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(f)(j)	5.25%	05/15/2057	20,000	20,406,920
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,012,296
Series 2016 B, Ref. RB	5.00%	06/01/2048	23,395	19,867,647
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(b)(e)	7.00%	06/01/2046	51,990	54,109,804
Westchester County Healthcare Corp.; Series 2014 A, RB (Acquired 03/24/2004; Cost $420)(d)	5.00%	11/01/2044	0	381
Westchester County Local Development Corp.;
Series 2021, Ref. RB(e)	5.00%	07/01/2041	5,000	4,707,971
Series 2025, RB	7.50%	11/01/2055	6,000	6,000,000
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	7,707,057
				867,224,595
North Carolina–0.08%
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,377,173
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,130,145
				5,507,318
North Dakota–0.27%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	7,645,451
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,191,199
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,398,247
				18,234,897
Ohio–3.56%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	7,346,266
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	72,005	58,259,850
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	86,730	7,611,130
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(e)	5.88%	01/01/2049	1,350	1,282,813
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	4,190	4,192,579
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	2,295	2,325,158
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.25%	02/15/2047	5,500	5,223,092
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	744,337
Series 2024, RB	5.00%	12/01/2060	850	780,381
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	958,326
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	6,324,019
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,183,480
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.); Series 2024, Ref. RB	5.00%	12/01/2063	18,625	17,741,220
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	3,435	3,098,246
Series 2024, RB	5.00%	05/15/2059	3,040	2,706,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hamilton (County of), OH (UC Health);
Series 2020, RB(f)(j)	4.00%	09/15/2050	$15,000	$11,633,054
Series 2020, RB	4.00%	09/15/2050	4,100	3,179,701
Series 2025 A, Ref. RB	5.50%	08/01/2051	2,500	2,430,461
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,553,121
Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(f)(j)	4.00%	11/15/2045	11,825	9,778,491
Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,284,102
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,001,180
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,695,340)(c)(d)(e)	6.00%	04/01/2038	5,771	72,136
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $936,226)(c)(d)(e)	6.25%	04/01/2049	1,679	20,986
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	26,930	24,819,122
Series 2013, RB	5.00%	02/15/2048	14,250	12,836,582
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(e)	5.00%	07/01/2049	4,900	4,268,008
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	1,300	1,236,698
Series 2025, RB	5.50%	10/01/2057	1,800	1,696,778
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,535	1,470,054
Ohio (State of) Housing Finance Agency; Series 2025, RB(e)	6.38%	01/01/2045	2,810	2,801,619
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(e)	6.00%	01/01/2045	2,000	1,857,217
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGI)(f)(i)	5.50%	11/01/2059	10,000	10,288,499
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	4,668,017
University of Cincinnati; Series 2025, RB(f)	5.25%	06/01/2054	15,000	15,372,735
				238,045,498
Oklahoma–1.75%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,785	2,582,350
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(e)	6.25%	06/15/2054	3,325	3,084,149
Series 2024, RB(e)	6.50%	06/15/2064	4,275	4,033,530
Oklahoma (State of) Capitol Improvement Authority; Series 2025, RB(f)	5.25%	07/01/2055	17,500	18,054,885
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,660,909
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB (Acquired 06/03/2016; Cost $2,468,883)(c)(d)	6.88%	11/01/2046	2,469	10,369
Series 2016 A, RB(c)	6.63%	11/30/2049	1,164	4,891
Series 2016 A, RB(c)	7.00%	11/01/2051	2,429	10,202
Series 2016 B-1, RB(c)	5.25%	11/30/2049	1,664	6,987
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(b)	5.50%	06/01/2035	18,625	18,624,350
Series 2001 B, Ref. RB(b)	5.50%	12/01/2035	15,000	14,999,477
Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	47,625	47,623,338
Tulsa Municipal Airport Trust Trustees;
Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,000	4,420,413
Series 2025, Ref. RB(b)	6.25%	12/01/2040	2,000	2,168,307
				117,284,157
Oregon–0.61%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	13,606,296
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	6,886,569
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	10,000	10,297,034
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP -Oregon School Bond Guaranty)(g)	0.00%	06/15/2053	10,000	2,203,295
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP -Oregon School Bond Guaranty)(g)	0.00%	06/15/2043	5,000	2,116,328
Series 2025 A, GO Bonds (CEP -Oregon School Bond Guaranty)(g)	0.00%	06/15/2045	2,500	937,925
Series 2025 A, GO Bonds (CEP -Oregon School Bond Guaranty)(g)	0.00%	06/15/2047	2,500	827,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	$2,035	$1,707,798
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,425	1,195,878
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,600	1,279,552
				41,058,281
Pennsylvania–1.92%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport); Series 2021 A, RB(b)	5.00%	01/01/2051	10,000	9,719,449
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	2,987,092
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	4,610	4,710,283
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(e)	6.00%	05/01/2042	1,320	1,273,394
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,640,056
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,209,077
Series 2019, RB	5.00%	12/01/2054	2,000	1,613,284
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	3,465	2,828,423
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	1,152	953,543
Series 2014 B, RB(k)	7.50%	02/01/2044	116	68,974
Series 2014 C, RB(c)(g)	0.00%	02/01/2044	1,525	7,769
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	4,000	3,999,727
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	11,000	10,581,414
Series 2022, RB (INS - AGI)(b)(i)	5.00%	12/31/2057	16,000	15,284,019
Series 2022, RB(b)	6.00%	06/30/2061	18,500	19,027,650
Series 2022, RB (INS - AGI)(b)(i)	5.75%	12/31/2062	13,000	13,390,148
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	2,816,406
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,472,980
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,768,610
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,116
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	18,876,467
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	6,120	6,015,404
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,502,768
				128,777,053
Puerto Rico–5.68%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	16,770	16,988,498
Series 2002, RB	5.63%	05/15/2043	5,415	5,499,928
Series 2005 A, RB(g)	0.00%	05/15/2050	417,480	80,602,029
Series 2008 B, RB(g)	0.00%	05/15/2057	784,260	21,072,674
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	21,556,605
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	15,827,312
Subseries 2022, RN(g)	0.00%	11/01/2043	2,271	1,428,213
Subseries 2022, RN(g)	0.00%	11/01/2051	6,391	4,153,936
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(c)	5.00%	07/01/2026	$6,685	$4,437,169
Series 2007 TT, RB(c)	5.00%	07/01/2027	2,350	1,559,812
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(c)(o)	3.73%	07/01/2026	4,250	2,810,312
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(c)(o)	3.95%	07/01/2031	2,050	1,360,688
Series 2007 VV, Ref. RB (INS -NATL)(i)	5.25%	07/01/2030	15,785	15,929,239
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	9,305	9,299,312
Series 2007 VV, Ref. RB (INS -NATL)(i)	5.25%	07/01/2033	4,380	4,366,502
Series 2007 VV, Ref. RB (INS -NATL)(i)	5.25%	07/01/2035	6,080	5,986,916
Series 2008 WW, RB(c)	5.25%	07/01/2033	2,200	1,460,250
Series 2010 AAA, RB(c)	5.25%	07/01/2026	840	555,450
Series 2010 AAA, RB(c)	5.25%	07/01/2031	1,350	896,063
Series 2010 CCC, RB(c)	5.00%	07/01/2026	325	214,906
Series 2010 CCC, RB(c)	5.00%	07/01/2028	960	637,200
Series 2010 CCC, RB(c)	5.25%	07/01/2028	7,600	5,044,500
Series 2010 EEE, RB(c)	6.05%	07/01/2032	895	594,056
Series 2010 XX, RB(c)	4.63%	07/01/2026	620	409,975
Series 2010 XX, RB(c)	5.25%	07/01/2026	385	255,544
Series 2010 XX, RB(c)	5.25%	07/01/2035	6,799	4,512,836
Series 2010 YY, RB(c)	6.13%	07/01/2040	1,200	796,500
Series 2010 ZZ, Ref. RB(c)	4.63%	07/01/2026	640	423,200
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2026	340	224,825
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2026	435	288,731
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2026	875	580,781
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2026	65	42,981
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2028	310	205,763
Series 2012 A, RB(c)	4.80%	07/01/2029	2,260	1,500,075
Series 2012 A, RB(c)	5.00%	07/01/2029	3,535	2,346,356
Series 2013 A, RB(c)	7.25%	07/01/2030	2,120	1,407,150
Series 2013 A, RB(c)	7.00%	07/01/2033	4,030	2,674,912
Series 2013 A, RB(c)	7.00%	07/01/2040	2,675	1,775,531
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	1,827	1,821,083
Series 2023 A, RB	6.63%	01/01/2028	13,222	13,187,474
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2033	11,463	8,395,191
Series 2018 A-1, RB(g)	0.00%	07/01/2046	30,515	9,644,388
Series 2018 A-1, RB(g)	0.00%	07/01/2051	149,221	34,830,524
Series 2018 A-1, RB	4.75%	07/01/2053	32,479	29,166,970
Series 2019 A-2, RB	4.33%	07/01/2040	31,401	29,122,616
Series 2019 A-2, RB	4.33%	07/01/2040	11,200	10,387,354
Series 2019 A-2, RB	4.54%	07/01/2053	314	270,826
Series 2019 A-2, RB	4.78%	07/01/2058	4,223	3,730,708
				380,283,864
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	28,845
South Carolina–0.45%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	9,350	9,375,945
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project); Series 2024, RB(e)	6.50%	06/15/2054	3,420	3,312,782
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(e)	5.75%	06/15/2049	2,000	1,690,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	$1,000	$821,278
Series 2013, RB	5.13%	05/01/2048	2,000	1,600,506
Series 2017, Ref. RB	5.00%	05/01/2042	250	210,015
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(e)	5.00%	06/15/2054	2,375	2,049,039
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	964,714
South Carolina (State of) Public Service Authority; Series 2025 A, RB (INS -AGI)(i)	5.00%	12/01/2055	3,000	2,962,908
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	7,070	7,141,930
				30,129,930
Tennessee–1.24%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,370,834
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS -BAM)(i)	5.00%	07/01/2064	4,000	3,879,835
Series 2024 B-1, RB (INS -BAM)(i)	5.00%	07/01/2049	1,500	1,489,563
Series 2024 B-1, RB (INS -BAM)(i)	5.13%	07/01/2054	2,500	2,498,158
Series 2024 B-1, RB (INS -BAM)(i)	5.25%	07/01/2064	6,110	6,099,524
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	184,464
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	500,241
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,574,346)(c)(d)(e)	6.00%	04/01/2038	11,808	147,596
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,148,228)(c)(d)(e)	6.25%	04/01/2049	15,399	192,495
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	300	298,991
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(e)	5.50%	09/01/2047	15,000	12,566,767
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	750	700,148
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(f)	5.00%	11/01/2052	30,000	30,289,446
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(f)	5.00%	11/01/2047	12,835	13,032,857
				83,250,919
Texas–8.24%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(e)	4.88%	06/15/2054	1,100	951,814
Series 2024, RB(e)	4.88%	06/15/2059	1,000	850,552
Series 2024, RB(e)	5.00%	06/15/2064	1,200	1,020,094
Series 2025, Ref. RB(e)	5.75%	06/15/2055	2,000	1,958,546
Series 2025, Ref. RB(e)	5.88%	06/15/2065	2,250	2,207,367
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(e)	5.75%	06/01/2043	1,500	1,479,515
Series 2024, RB(e)	6.00%	06/01/2053	1,250	1,204,786
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	906,747
Series 2024, RB	5.00%	08/15/2049	1,180	1,078,505
Series 2024, RB	5.00%	08/15/2054	1,330	1,191,904
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	5,578,291
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,063,126
Series 2022, RB(e)	6.50%	02/15/2057	6,000	5,577,509
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	598,969
Series 2021, RB	5.00%	08/15/2051	5,370	3,642,539
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(e)	6.00%	02/15/2043	3,825	3,363,980
Series 2023 A, RB(e)	6.13%	02/15/2053	5,000	4,203,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(e)	5.38%	12/31/2045	$1,100	$1,030,983
Birdville Independent School District; Series 2023, GO Bonds (INS -BAM)(i)	4.00%	02/15/2048	12,640	11,092,937
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB (Acquired 08/30/2021-04/12/2023; Cost $2,318,217)(b)(c)(d)(e)	9.00%	03/01/2039	2,185	546,250
Series 2019, RB (Acquired 11/13/2019-04/21/2021; Cost $10,451,769)(b)(c)(d)	7.00%	03/01/2039	10,325	2,581,250
Series 2019, RB (Acquired 03/16/2020-08/04/2023; Cost $3,597,433)(b)(c)(d)(e)	9.00%	03/01/2039	3,385	846,250
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(e)	3.63%	07/01/2026	15,120	14,662,755
Celina (City of), TX (The Laskes at Mustang Ranch Public Improvement Phases #8-9); Series 2025, RB(e)	5.50%	09/01/2045	300	288,065
El Paso (City of), TX;
Series 2022 A, RB (INS -BAM)(i)	4.00%	03/01/2048	9,950	8,636,481
Series 2022, RB	5.00%	03/01/2049	9,000	9,183,229
Gladieux Metals Recycling LLC;
IDR(h)	15.00%	05/08/2026	2,084	2,000,700
IDR(h)	15.00%	05/08/2026	2,071	1,855,371
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	17,743,369
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,148
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	3,860,354
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	12,500	13,136,025
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	13,745	11,802,952
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(b)	6.63%	07/15/2038	14,000	14,030,244
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	11,985	11,985,237
Series 2021 A, RB(b)	4.00%	07/01/2041	2,500	2,147,306
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2048	25,000	21,926,702
Series 2025, GO Bonds(f)	5.50%	02/15/2058	30,000	31,263,909
Little Elm Independent School District; Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,361,797
Lower Colorado River Authority; Series 2025, RB(f)	5.25%	05/15/2053	10,000	10,203,166
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023, Ref. RB (INS - AGI)(i)	5.25%	05/15/2053	10,000	10,203,166
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(e)	5.75%	09/15/2045	740	736,311
Magnolia Independent School District; Series 2023, GO Bonds(a)(m)	4.00%	08/15/2032	640	687,664
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	3,000	2,905,100
Series 2025 A, RB	6.50%	10/01/2055	6,790	6,589,188
Series 2025 A, RB	6.50%	10/01/2060	5,865	5,645,755
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(c)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $285,000)(c)(d)	7.50%	11/15/2037	285	222,732
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,390,000)(c)(d)	7.50%	11/15/2036	2,390	1,953,152
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $7,766,627)(c)(d)	2.00%	11/15/2061	7,767	1,978,752
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,530	17,980,016
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,094,317
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,208,481
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,482,579
Series 2016 A, RB	5.50%	11/15/2052	850	634,300
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.88%	10/01/2057	500	472,007
Series 2022, RB	5.50%	10/01/2027	1,205	1,205,625
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,766,734
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	11,263,075
Series 2020, RB	5.25%	10/01/2055	2,105	1,798,357
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Newark High Education Finance Corp. (Hughen Center, Inc.); Series 2022 A, RB (CEP -Texas Permanent School Fund)	5.00%	08/15/2052	$500	$499,445
North Texas Tollway Authority; Series 2011 B, RB(a)(g)(m)	0.00%	09/01/2031	15,500	8,198,407
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(b)(e)	5.25%	01/01/2054	2,000	1,771,372
Princeton (City of), TX;
Series 2025, RB(e)	5.63%	09/01/2055	700	676,896
Series 2025, RB(e)	5.63%	09/01/2055	685	648,550
San Antonio (City of), TX; Series 2023 A, Ref. RB(f)	5.50%	02/01/2050	10,000	10,447,248
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.00%	10/01/2050	1,200	1,064,768
Series 2025, RB	5.50%	10/01/2055	1,815	1,718,142
Seagoville (City of), TX; Series 2025, RB(e)	5.75%	09/15/2045	625	618,963
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,378,418
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	3,000	2,900,537
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(f)	5.00%	11/15/2051	15,000	14,876,042
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	2,845	2,905,294
Series 2017, RB	6.75%	11/15/2047	13,125	13,180,881
Series 2017, RB	6.75%	11/15/2052	965	967,474
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(c)(d)	5.75%	02/15/2029	1,600	1,040,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(c)(d)	8.00%	02/15/2038	13,350	8,677,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(c)(d)	6.38%	02/15/2048	26,895	17,481,750
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(c)(d)	6.38%	02/15/2052	25,055	16,285,750
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(c)(d)	6.38%	02/15/2041	8,755	5,690,750
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,485,380
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, Ref. RB	4.13%	12/01/2054	5,800	4,990,541
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	3,545	3,170,085
Series 2020, Ref. RB	6.75%	11/15/2051	13,625	11,394,359
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,352,481
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	13,447	10,992,970
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,000	934,662
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2046	1,760	591,091
Series 2019, RB(g)	0.00%	08/01/2047	2,625	832,831
Series 2019, RB(g)	0.00%	08/01/2048	2,775	832,289
Series 2019, RB(g)	0.00%	08/01/2049	2,605	737,010
Series 2019, RB(g)	0.00%	08/01/2050	3,740	998,129
Series 2019, RB(g)	0.00%	08/01/2051	6,000	1,509,626
Series 2019, RB(g)	0.00%	08/01/2053	1,000	224,829
Texas (State of) Water Development Board;
Series 2022, RB(f)	4.80%	10/15/2052	33,000	33,019,602
Series 2022, RB(f)	5.00%	10/15/2057	3,500	3,524,826
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,099,596
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(b)	5.50%	12/31/2058	12,420	12,518,014
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	52,075
Tuloso-Midway Independent School District/TX; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(f)	5.25%	08/15/2050	12,600	13,005,604
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	7,523,521
Walnut Creek Special Utility District; Series 2023, RB (INS - AGI)(i)	4.75%	01/10/2054	2,800	2,606,745
				551,807,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.15%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(e)	9.75%	03/15/2053	$2,065	$2,067,159
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	3,900	2,994,955
Series 2021 B, GO Bonds(e)	7.38%	09/15/2051	5,500	4,819,096
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(e)	5.88%	12/01/2054	4,250	4,227,715
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(e)	7.50%	03/01/2055	1,800	1,685,435
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(e)	9.00%	03/15/2053	1,239	1,179,767
Downtown Revitalization Public Infrastructure District;
Series 2025, RB	5.50%	06/01/2050	4,500	4,714,935
Series 2025, RB	5.50%	06/01/2055	10,000	10,414,610
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(e)	5.63%	12/01/2053	2,800	2,547,828
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(e)	6.63%	03/01/2054	2,375	2,385,551
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(e)	5.63%	12/01/2043	4,848	4,700,052
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(e)	5.13%	03/01/2051	3,280	2,467,943
Series 2022 B, GO Bonds(e)	8.00%	03/15/2051	579	506,619
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(e)	7.88%	03/15/2055	2,400	2,400,942
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(e)	6.25%	06/01/2055	1,000	1,019,250
Series 2025, GO Bonds(e)	8.50%	06/15/2055	1,500	1,500,863
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,142,761
Series 2020 A, RB(e)	5.00%	08/01/2050	6,500	6,021,879
Series 2024-1, RB(e)	5.13%	06/15/2054	2,250	2,065,692
Series 2024-2, RB(e)	5.75%	06/15/2044	1,000	984,731
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(e)	6.50%	03/01/2055	2,000	1,865,002
Series 2024 A-2, GO Bonds(k)	7.00%	03/01/2055	1,060	647,694
Series 2024 B, GO Bonds(e)	9.00%	03/15/2055	1,000	1,001,075
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(e)	6.38%	03/01/2055	1,485	1,476,533
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(e)	6.50%	03/01/2055	3,380	3,159,732
Series 2024 A-2, GO Bonds(e)(k)	7.00%	03/01/2055	1,615	921,678
Series 2024 B, GO Bonds(e)	9.00%	03/15/2055	881	881,948
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	5,950	6,016,698
Series 2025 A-2, RB	6.63%	03/01/2055	1,000	764,421
Series 2025, RB	8.50%	03/15/2055	6,600	6,431,454
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(e)	4.38%	02/01/2051	1,100	816,251
Series 2021 B, GO Bonds(e)	7.38%	08/15/2051	600	486,824
Salt Lake City (City of), UT; Series 2017 A, RB(b)(f)	5.00%	07/01/2047	15,000	14,748,632
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(b)(f)(j)	5.00%	07/01/2051	11,675	11,366,276
Soleil Hills Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(e)	5.88%	03/01/2055	1,350	1,274,244
Series 2025, GO Bonds(e)	8.00%	03/15/2055	835	835,956
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(e)	5.00%	06/15/2052	9,640	7,830,532
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	3,000	2,544,116
Utah (State of) Charter School Finance Authority (Scholar Academy); Series 2018 A, RB(a)(e)	6.00%	10/15/2028	4,195	3,837,581
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(e)	5.75%	07/15/2028	3,720	3,672,283
Series 2018, RB(e)	4.65%	07/15/2033	500	496,276
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(e)	6.25%	12/01/2054	5,750	5,686,771
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	5,630	5,732,924
Wood Ranch Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	1,300	1,252,490
				143,595,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	$7,550	$7,475,059
Virginia–0.91%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	4,430	4,313,234
Series 2016 A-2, RB(k)	7.13%	03/01/2059	10,634	9,072,318
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	17,514,574
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,598,696
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	01/01/2040	500	454,111
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(b)	5.00%	12/31/2052	2,150	2,008,012
Series 2017, RB(b)	5.00%	12/31/2056	8,000	7,405,073
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,825,331
Series 2023, RB	7.00%	09/01/2059	11,000	11,863,503
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB(b)	5.00%	12/31/2047	3,750	3,576,143
				60,630,995
Washington–1.34%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,008,571
Series 2015 A, RB	6.00%	12/01/2035	2,885	2,891,005
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,305,297
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(f)(j)	5.00%	07/01/2058	29,500	27,692,845
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(e)	5.63%	12/01/2040	3,500	3,477,354
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,460	1,460,067
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	700	605,617
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	7,100	5,974,887
Series 2024, RB(e)	6.00%	07/01/2059	2,750	2,657,199
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(e)	5.00%	01/01/2031	1,500	1,516,621
Series 2016 A, Ref. RB(e)	5.00%	01/01/2046	8,700	7,808,959
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(e)	5.00%	01/01/2051	8,165	7,087,927
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,381	5,080,617
Series 2024-2, RB	4.22%	03/01/2050	11,476	10,777,188
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	5.00%	07/01/2056	2,260	1,899,799
Washington State Housing Finance Commission; Series 2025, RB (INS -BAM)(e)(i)	5.25%	07/01/2055	1,800	1,754,869
				89,998,822
West Virginia–1.55%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	2,950	2,951,976
Series 2013, Ref. RB(c)(e)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(e)(h)	5.75%	06/01/2042	14,980	10,313,574
Series 2019 B, Ref. RB(c)(e)(h)	7.50%	06/01/2042	5,285	3,666,582
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	365	350,455
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	422,535
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	445	431,772
Series 2024, Ref. RB	5.63%	05/01/2050	480	450,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	6.00%	06/01/2053	$1,755	$1,795,584
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	7,000	7,027,635
Series 2020, Ref. RB(e)	7.50%	06/01/2043	12,965	13,586,555
Series 2021 A, Ref. RB(e)	4.13%	06/01/2043	2,770	2,299,199
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(e)	5.45%	03/27/2035	2,250	2,291,311
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(b)(d)(e)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(b)(d)(e)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(e)	8.50%	12/01/2043	16,000	14,122,168
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	7.25%	02/01/2036	10,965	3,837,750
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	4,500	2,925,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,186,606
Series 2023 B, RB	6.00%	09/01/2053	13,000	13,726,800
				103,686,254
Wisconsin–6.58%
Public Finance Authority;
Series 2025, RB(e)(g)	0.00%	12/15/2033	7,700	4,530,059
Series 2025, RB(b)	5.75%	06/30/2060	15,000	14,711,151
Series 2025, RB(b)	6.50%	06/30/2060	8,000	8,463,394
Series 2025, RB(b)	5.75%	12/31/2065	10,000	9,784,329
Public Finance Authority (Milo Farms Project); Series 2025, RB(e)(g)	0.00%	12/15/2039	26,132	8,637,219
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGI)(g)(i)	0.00%	12/15/2055	51,755	10,741,098
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	8,385	8,682,932
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	3,859,105
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,496,921
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2017, RB	5.00%	08/15/2052	14,000	13,581,590
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,950	3,784,802
Series 2019, Ref. RB	5.00%	11/01/2046	2,500	2,182,606
Series 2019, Ref. RB	5.00%	11/01/2054	10,000	8,341,634
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,078,383
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(e)	5.00%	09/01/2054	1,360	1,152,906
Series 2023 A, Ref. RB(e)	6.25%	10/01/2053	1,000	1,002,458
Series 2023 B, RB(e)(g)	0.00%	07/01/2062	20,510	14,562,100
Series 2023, RB(e)	6.88%	07/01/2053	1,350	1,355,758
Series 2023, RB(e)	7.00%	07/01/2058	1,000	1,003,919
Series 2023, RB	5.75%	07/01/2062	18,951	18,806,272
Series 2024, RB(e)	12.00%	05/16/2029	4,750	5,366,061
Series 2025, RB(e)(g)	0.00%	12/15/2032	5,250	3,332,892
Series 2025, RB(e)(g)	0.00%	12/15/2041	14,000	4,985,205
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(e)	6.25%	06/01/2052	7,500	7,051,503
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(c)(d)(e)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(c)(d)(e)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(c)(d)(e)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(e)(g)	0.00%	12/15/2038	21,000	9,457,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	$1,550	$1,240,000
Series 2017, RB(e)	6.75%	08/01/2031	15,590	12,004,300
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(e)(g)	0.00%	12/15/2037	4,750	2,369,659
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	5.00%	06/15/2051	2,000	1,515,329
Series 2021 A, RB(e)	5.00%	06/15/2056	1,400	1,034,109
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	10,500	9,368,641
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(g)	0.00%	02/01/2031	13,420	9,246,301
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.50%	06/01/2055	600	582,850
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(e)	5.88%	06/15/2054	750	706,175
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(e)	5.00%	06/01/2050	2,660	2,109,546
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(e)	5.75%	10/01/2053	5,600	5,508,083
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(c)(d)(e)	6.25%	11/01/2028	2,525	1,388,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(c)(d)(e)	6.85%	11/01/2046	34,350	18,892,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(c)(d)(e)	8.50%	11/01/2046	8,000	4,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(e)	6.13%	02/01/2048	6,620	6,284,308
Series 2020 A, RB(e)	6.13%	02/01/2050	3,305	3,115,745
Series 2022 A, RB(e)	6.13%	02/01/2050	3,580	3,370,874
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,855	3,408,779
Series 2019 A, RB	5.75%	12/01/2048	6,863	5,787,759
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(e)	5.63%	02/01/2046	3,500	3,520,705
Series 2022 B, RB(e)	6.00%	02/01/2062	6,500	6,582,302
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(g)	0.00%	09/01/2029	4,079	3,062,795
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	5.25%	06/15/2049	5,775	5,073,908
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(e)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(e)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(e)	5.25%	05/15/2047	2,240	2,038,467
Series 2017 A, Ref. RB(e)	5.25%	05/15/2052	2,300	2,036,949
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(e)	5.00%	12/15/2054	4,725	3,978,302
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(e)	5.00%	06/01/2041	3,450	3,374,099
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)	7.25%	06/01/2035	11,065	11,650,107
Series 2017, Ref. RB(b)(e)	7.13%	06/01/2041	9,840	10,242,357
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,519,089
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(e)(g)	0.00%	12/15/2030	5,300	3,917,442
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(e)	4.50%	07/15/2053	1,000	815,754
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,299,424
Series 2018 A, RB	5.35%	12/01/2045	33,765	33,854,413
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	6.50%	01/01/2041	10,000	7,282,345
Series 2021 A, RB(e)	6.85%	01/01/2051	11,110	7,527,782
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(e)	6.25%	07/15/2053	160	161,893
Series 2023, RB(e)	6.50%	07/15/2063	1,175	1,199,514
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	4,846,835
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2053	8,350	7,387,553
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(g)	0.00%	12/15/2034	$4,250	$2,435,957
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(e)	5.00%	06/15/2052	1,000	882,494
Series 2022, RB(e)	5.00%	06/15/2062	9,000	7,704,917
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,046,488
Wisconsin (State of) Public Finance Authority (WFCS Portfolio);
Series 2021 A-1, RB(e)	5.00%	01/01/2056	3,820	3,069,058
Series 2021, RB(e)(g)	0.00%	01/01/2061	20,600	1,379,757
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(e)	5.00%	03/01/2052	2,300	1,883,561
Series 2020, RB(e)	5.25%	03/01/2055	6,000	5,045,158
				440,138,620
Total Municipal Obligations (Cost $7,747,710,991)				7,187,792,471
			Shares
Exchange-Traded Funds–0.01%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(p)			17,000	844,625
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc. (Cost $94,786)(h)	12.50%	03/04/2026	$102	99,204
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $16)(h)			306,528	0
TOTAL INVESTMENTS IN SECURITIES(q)–107.39% (Cost $7,748,678,403)				7,188,736,300
FLOATING RATE NOTE OBLIGATIONS–(10.87)%
Notes with interest and fee rates ranging from 3.25% to 4.12% at 08/31/2025 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059 (See Note 1L)(r)				(727,405,000)
OTHER ASSETS LESS LIABILITIES–3.48%				232,788,943
NET ASSETS–100.00%				$6,694,120,243
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $177,464,327, which represented 2.65% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2025 was $214,734,649, which represented 3.21% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $1,668,816,182, which represented 24.93% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $247,902,475. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$877,166	$-	$-	$(32,541)	$-	$844,625	$20,718

(q)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $990,650,387 are held by TOB Trusts and serve as collateral for the $727,405,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33
Invesco High Yield Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $7,747,805,793)	$7,187,891,675
Investments in affiliates, at value (Cost $872,610)	844,625
Cash	3,190,108
Receivable for:
Investments sold	55,138,125
Fund shares sold	5,115,724
Interest	185,431,810
Investments matured, at value (Cost $58,429,162)	45,279,848
Investment for trustee deferred compensation and retirement plans	666,911
Other assets	1,509,573
Total assets	7,485,068,399
Liabilities:
Floating rate note obligations	727,405,000
Payable for:
Investments purchased	39,857,421
Dividends	14,213,958
Fund shares reacquired	6,117,821
Accrued fees to affiliates	2,367,718
Accrued interest expense	80,882
Accrued trustees’ and officers’ fees and benefits	8,843
Accrued other operating expenses	196,772
Trustee deferred compensation and retirement plans	699,741
Total liabilities	790,948,156
Net assets applicable to shares outstanding	$6,694,120,243
Net assets consist of:
Shares of beneficial interest	$8,651,036,129
Distributable earnings (loss)	(1,956,915,886)
$6,694,120,243
Net Assets:
Class A	$4,151,528,207
Class C	$185,544,502
Class Y	$1,654,116,773
Class R5	$27,278
Class R6	$702,903,483
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	516,424,792
Class C	23,142,212
Class Y	205,486,035
Class R5	3,392
Class R6	87,536,058
Class A:
Net asset value per share	$8.04
Maximum offering price per share (Net asset value of $8.04 ÷ 95.75%)	$8.40
Class C:
Net asset value and offering price per share	$8.02
Class Y:
Net asset value and offering price per share	$8.05
Class R5:
Net asset value and offering price per share	$8.04
Class R6:
Net asset value and offering price per share	$8.03
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34
Invesco High Yield Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$230,015,271
Dividends from affiliates	20,718
Total investment income	230,035,989
Expenses:
Advisory fees	18,193,276
Administrative services fees	526,925
Custodian fees	22,476
Distribution fees:
Class A	5,591,046
Class C	989,407
Interest, facilities and maintenance fees	18,116,643
Transfer agent fees — A, C and Y	2,213,554
Transfer agent fees — R5	2
Transfer agent fees — R6	61,952
Trustees’ and officers’ fees and benefits	38,478
Registration and filing fees	129,416
Reports to shareholders	116,781
Professional services fees	431,105
Other	56,482
Total expenses	46,487,543
Less: Fees waived and/or expense offset arrangement(s)	(4,744)
Net expenses	46,482,799
Net investment income	183,553,190
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(16,426,788))	(130,345,914)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(359,160,685)
Affiliated investment securities	(32,541)
(359,193,226)
Net realized and unrealized gain (loss)	(489,539,140)
Net increase (decrease) in net assets resulting from operations	$(305,985,950)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35
Invesco High Yield Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$183,553,190	$368,787,987
Net realized gain (loss)	(130,345,914)	(114,131,436)
Change in net unrealized appreciation (depreciation)	(359,193,226)	219,265,023
Net increase (decrease) in net assets resulting from operations	(305,985,950)	473,921,574
Distributions to shareholders from distributable earnings:
Class A	(119,963,185)	(250,780,685)
Class C	(4,756,424)	(11,641,634)
Class Y	(49,062,199)	(103,183,150)
Class R5	(755)	(1,055)
Class R6	(21,545,333)	(42,208,729)
Total distributions from distributable earnings	(195,327,896)	(407,815,253)
Share transactions–net:
Class A	(375,756,210)	(141,245,343)
Class C	(32,748,376)	(57,993,939)
Class Y	(87,918,597)	(57,994,307)
Class R5	10,000	(21,825)
Class R6	(67,545,155)	58,401,767
Net increase (decrease) in net assets resulting from share transactions	(563,958,338)	(198,853,647)
Net increase (decrease) in net assets	(1,065,272,184)	(132,747,326)
Net assets:
Beginning of period	7,759,392,427	7,892,139,753
End of period	$6,694,120,243	$7,759,392,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36
Invesco High Yield Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$8.61	$0.21	$(0.56)	$(0.35)	$(0.22)	$8.04	(4.06)%	$4,151,528	1.36%(d)	1.36%(d)	0.86%(d)	5.04%(d)	18%
Year ended 02/28/25	8.54	0.40	0.11	0.51	(0.44)	8.61	6.16	4,836,462	1.38	1.38	0.89	4.67	20
Year ended 02/29/24	8.55	0.40	0.02	0.42	(0.43)	8.54	5.15	4,933,882	1.54	1.54	0.91	4.70	25
Year ended 02/28/23	9.94	0.41	(1.39)	(0.98)	(0.41)	8.55	(9.91)	4,873,987	1.39	1.39	0.86	4.63	27
Year ended 02/28/22	10.19	0.39	(0.23)	0.16	(0.41)	9.94	1.44	6,253,279	0.98	0.98	0.86	3.76	17
Year ended 02/28/21	10.68	0.42	(0.47)	(0.05)	(0.44)	10.19	(0.25)	6,323,866	1.03	1.03	0.86	4.28	26
Class C
Six months ended 08/31/25	8.58	0.18	(0.55)	(0.37)	(0.19)	8.02	(4.33)(e)	185,545	2.07 (d)(e)	2.07 (d)(e)	1.57 (d)(e)	4.33 (d)(e)	18
Year ended 02/28/25	8.51	0.34	0.11	0.45	(0.38)	8.58	5.38 (e)	233,044	2.12 (e)	2.12 (e)	1.63 (e)	3.93 (e)	20
Year ended 02/29/24	8.52	0.33	0.03	0.36	(0.37)	8.51	4.37	288,720	2.29	2.29	1.66	3.95	25
Year ended 02/28/23	9.91	0.35	(1.40)	(1.05)	(0.34)	8.52	(10.60)(e)	346,859	2.13 (e)	2.13 (e)	1.59 (e)	3.89 (e)	27
Year ended 02/28/22	10.15	0.31	(0.22)	0.09	(0.33)	9.91	0.78 (e)	530,125	1.71 (e)	1.71 (e)	1.59 (e)	3.03 (e)	17
Year ended 02/28/21	10.64	0.35	(0.48)	(0.13)	(0.36)	10.15	(0.99)(e)	605,479	1.77 (e)	1.77 (e)	1.60 (e)	3.54 (e)	26
Class Y
Six months ended 08/31/25	8.62	0.22	(0.56)	(0.34)	(0.23)	8.05	(3.93)	1,654,117	1.11 (d)	1.11 (d)	0.61 (d)	5.29 (d)	18
Year ended 02/28/25	8.55	0.42	0.12	0.54	(0.47)	8.62	6.43	1,865,782	1.13	1.13	0.64	4.92	20
Year ended 02/29/24	8.56	0.42	0.02	0.44	(0.45)	8.55	5.41	1,909,686	1.29	1.29	0.66	4.95	25
Year ended 02/28/23	9.96	0.44	(1.41)	(0.97)	(0.43)	8.56	(9.75)	2,023,124	1.14	1.14	0.61	4.88	27
Year ended 02/28/22	10.21	0.42	(0.24)	0.18	(0.43)	9.96	1.70	2,780,042	0.73	0.73	0.61	4.01	17
Year ended 02/28/21	10.70	0.45	(0.48)	(0.03)	(0.46)	10.21	0.01	2,684,515	0.78	0.78	0.61	4.53	26
Class R5
Six months ended 08/31/25	8.61	0.22	(0.56)	(0.34)	(0.23)	8.04	(3.91)	27	1.06 (d)	1.06 (d)	0.56 (d)	5.34 (d)	18
Year ended 02/28/25	8.54	0.43	0.11	0.54	(0.47)	8.61	6.45	19	1.10	1.10	0.61	4.95	20
Year ended 02/29/24	8.55	0.42	0.02	0.44	(0.45)	8.54	5.40	40	1.28	1.28	0.65	4.96	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.43)	8.55	(9.61)	46	1.17	1.17	0.63	4.85	27
Year ended 02/28/22	10.18	0.41	(0.23)	0.18	(0.43)	9.93	1.67	158	0.76	0.76	0.64	3.98	17
Year ended 02/28/21	10.67	0.44	(0.47)	(0.03)	(0.46)	10.18	(0.02)	160	0.79	0.79	0.62	4.52	26
Class R6
Six months ended 08/31/25	8.60	0.22	(0.56)	(0.34)	(0.23)	8.03	(3.92)	702,903	1.06 (d)	1.06 (d)	0.56 (d)	5.34 (d)	18
Year ended 02/28/25	8.53	0.43	0.11	0.54	(0.47)	8.60	6.48	824,085	1.07	1.07	0.58	4.98	20
Year ended 02/29/24	8.54	0.42	0.03	0.45	(0.46)	8.53	5.46	759,812	1.25	1.25	0.62	4.99	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.44)	8.54	(9.65)	659,186	1.09	1.09	0.56	4.93	27
Year ended 02/28/22	10.18	0.42	(0.23)	0.19	(0.44)	9.93	1.75	800,984	0.68	0.68	0.56	4.06	17
Year ended 02/28/21	10.66	0.45	(0.46)	(0.01)	(0.47)	10.18	0.14	698,091	0.72	0.72	0.56	4.59	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96%, 0.99%, 0.99%, 0.98% and
0.99% for the six months ended August 31, 2025 and the years ended February 28, 2025, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37
Invesco High Yield Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
38
Invesco High Yield Municipal Fund

C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
39
Invesco High Yield Municipal Fund

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
40
Invesco High Yield Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,678.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $108,039 in front-end sales commissions from the sale of Class A shares and $200,853 and $10,318 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
41
Invesco High Yield Municipal Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$7,161,080,634	$26,711,837	$7,187,792,471
Exchange-Traded Funds	844,625	—	—	844,625
U.S. Dollar Denominated Bonds & Notes	—	—	99,204	99,204
Preferred Stocks	—	—	0	0
Total Investments in Securities	844,625	7,161,080,634	26,811,041	7,188,736,300
Other Investments - Assets
Investments Matured	—	44,313,370	966,478	45,279,848
Total Investments	$844,625	$7,205,394,004	$27,777,519	$7,234,016,148
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $467,878,511 and securities sales of $588,029,021, which resulted in net realized gains (losses) of $(16,426,788).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,066.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $2,220,109 with an average interest rate of 4.53%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $734,407,857 and 4.28%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$493,305,329	$731,849,583	$1,225,154,912
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
42
Invesco High Yield Municipal Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $1,321,865,638 and $2,013,921,031, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$157,872,990
Aggregate unrealized (depreciation) of investments	(810,810,561)
Net unrealized appreciation (depreciation) of investments	$(652,937,571)
Cost of investments for tax purposes is $7,886,953,719.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	59,805,801	$489,706,456	156,277,325	$1,336,564,249
Class C	2,115,637	17,200,851	4,363,345	37,382,710
Class Y	50,269,061	411,849,099	68,965,308	592,910,368
Class R5	1,201	10,000	-	-
Class R6	13,092,596	107,142,884	38,083,775	327,069,333
Issued as reinvestment of dividends:
Class A	8,137,461	66,591,520	15,999,582	137,333,193
Class C	389,423	3,180,027	918,330	7,849,962
Class Y	3,066,871	25,130,862	6,130,673	52,674,851
Class R6	1,664,940	13,613,049	3,360,337	28,795,681
Automatic conversion of Class C shares to Class A shares:
Class A	3,125,414	25,503,101	5,616,825	48,438,376
Class C	(3,134,212)	(25,503,101)	(5,635,697)	(48,438,376)
Reacquired:
Class A	(116,443,082)	(957,557,287)	(193,801,712)	(1,663,581,161)
Class C	(3,380,871)	(27,626,153)	(6,412,258)	(54,788,235)
Class Y	(64,278,700)	(524,898,558)	(81,959,667)	(703,579,526)
Class R5	-	-	(2,544)	(21,825)
Class R6	(23,055,956)	(188,301,088)	(34,693,498)	(297,463,247)
Net increase (decrease) in share activity	(68,624,416)	$(563,958,338)	(22,789,876)	$(198,853,647)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43
Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts,  the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco High Yield Municipal Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.    The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
44
Invesco High Yield Municipal Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fourth and fifth quintiles, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses, as well as the levels of the Fund’s breakpoints in light of current assets. The independent Trustees reviewed and considered additional information provided by management, including with respect to  how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds significantly more positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers.  The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities
45
Invesco High Yield Municipal Fund

Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
46
Invesco High Yield Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
47
Invesco High Yield Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-HYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ C: VKLCX ■ Y: VKLIX ■ R6: VKLSX

2	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
34	Approval of Investment Advisory and Sub-Advisory Contracts
37	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.61%
Alabama–1.40%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGI)(a)(b)	5.00%	10/01/2033	$3,500	$3,552,673
Baldwin (County of), AL Industrial Development Authority; Series 2025, RB(a)(c)(d)	5.00%	06/01/2032	3,000	3,007,028
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,411,025
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,004,471
Black Belt Energy Gas District (The);
Series 2023 A, RB(d)	5.25%	10/01/2030	5,000	5,359,397
Series 2023 B, RB(d)	5.25%	12/01/2030	3,000	3,238,579
Series 2024 B, RB(d)	5.00%	09/01/2032	5,000	5,327,581
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS -SGI)(b)	4.38%	09/01/2025	10	10,000
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	2,000	2,143,697
Southeast Energy Authority, A Cooperative District No. 1; Series 2021 A, RB(d)	4.00%	10/01/2028	1,700	1,723,266
				28,777,717
Alaska–0.27%
Alaska Housing Finance Corp.; Series 2025, RB	6.00%	12/01/2054	5,000	5,509,566
Alaska Municipal Bond Bank Authority; Series 2015, RB	5.25%	10/01/2036	150	150,175
				5,659,741
Arizona–2.50%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,566	2,495,077
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.63%	07/01/2048	2,000	1,911,838
Series 2019, RB(c)	5.00%	07/01/2039	1,000	963,711
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(c)	5.00%	07/01/2037	630	632,094
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(c)	5.00%	06/01/2031	7,610	7,662,689
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(c)	5.75%	07/15/2038	1,810	1,819,679
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(d)	4.10%	06/15/2028	7,500	7,567,915
Series 2019, RB(a)(d)	4.00%	06/01/2029	5,000	5,051,733
Series 2022, RB(a)(d)	5.00%	09/01/2027	4,945	5,041,388
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,001,042
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,188,704
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(c)	4.00%	10/15/2047	2,000	1,607,438
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	318,292
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(c)	4.00%	07/01/2041	1,275	1,087,313
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(c)	5.25%	07/01/2033	725	722,766
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,265,838
Navajo (Nation of); Series 2015 A-144A, Ref. RB(c)	5.50%	12/01/2030	725	727,702
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,000,089
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,015
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	25	25,059
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(c)	5.38%	06/15/2035	1,360	1,360,499
Series 2021, RB(c)	4.00%	06/15/2041	740	620,339
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.00%	07/01/2033	2,245	2,244,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS -AMBAC)(b)	4.50%	06/01/2031	$20	$20,022
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,019,507
				51,500,610
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,515,983
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,758
				3,046,741
California–7.24%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2028	315	330,796
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2029	300	314,908
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	325	340,039
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2031	310	323,141
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2032	310	322,182
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	05/01/2033	100	103,009
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2036	9,190	9,376,419
Series 2020, Ref. GO Bonds(d)(e)	4.00%	03/01/2030	195	208,335
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(d)	5.25%	04/01/2030	1,275	1,365,416
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(d)	5.25%	10/01/2031	3,250	3,418,592
California (State of) County Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	400,797
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	933,778
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,220	2,235,819
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,646,253
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,149,451
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(c)	5.00%	07/01/2040	1,000	958,634
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,851,735
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,100	10,067,972
California (State of) Health Facilities Financing Authority (Providence ST. Joseph Health); Series 2025, RB(d)	5.25%	10/01/2035	3,000	3,318,973
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	11,439	11,601,712
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,899	4,920,296
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(c)(d)	9.50%	01/01/2035	4,000	3,678,154
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	832,015
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,002,673
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(c)	5.00%	07/01/2027	2,765	2,778,463
Series 2012, RB(a)(c)	5.00%	11/21/2045	5,000	4,747,986
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(c)	5.00%	11/21/2045	2,500	2,477,069
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(c)	3.13%	05/15/2029	435	428,504
Series 2021, RB(c)	5.00%	11/15/2036	1,660	1,614,551
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,011,997
California (State of) School Finance Authority (KIPP LA); Series 2017 A, RB(c)	5.00%	07/01/2037	350	353,658
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(c)	5.00%	11/01/2032	1,135	1,153,495
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$4,300	$4,303,824
Series 2016 A, RB(c)	5.00%	12/01/2046	9,175	8,435,667
Series 2018 A, RB(c)	5.25%	12/01/2038	1,000	1,004,538
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,805,395
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,261,685
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	25	25,080
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(f)	0.00%	06/01/2028	55	51,584
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	910,662
Inglewood Unified School District; Series 2019 C, GO Bonds (INS -BAM)(b)	4.00%	08/01/2039	1,000	983,550
Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	5,698,622
Lake Elsinore Public Financing Authority; Series 2015, Ref. RB(d)(e)	5.00%	09/01/2025	2,115	2,115,000
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGI)(b)	4.00%	08/01/2039	3,400	3,298,567
Long Beach (City of), CA (Green Bonds); Series 2025, Ref. RB(a)	5.25%	05/15/2040	5,000	5,324,937
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,646,971
Series 2018 D, Ref. RB(a)	5.00%	05/15/2030	2,500	2,668,152
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,085,774
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,145	1,073,380
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,000,855
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2029	4,605	4,479,137
Series 2016, Ref. RB	5.00%	11/01/2031	545	515,732
Series 2016, Ref. RB	5.00%	11/01/2036	1,250	1,110,098
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,294,482
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,706
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	405,015
Roseville Joint Union High School District; Series 2018, GO Bonds (INS -BAM)(b)(f)	0.00%	08/01/2043	1,360	545,694
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, Ref. RB(a)	5.00%	07/01/2042	475	471,238
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,768,822
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,692,516
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,040,188
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,382,555
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(b)	5.50%	08/01/2026	865	866,979
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	10/01/2028	2,080	2,082,955
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2036	950	976,616
Series 2019, Ref. RB	5.00%	06/01/2048	65	60,013
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,800	3,986,655
				149,135,466
Colorado–2.34%
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,463	1,426,618
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGI)(b)	4.00%	12/01/2046	2,500	2,255,129
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS -BAM)(b)	5.00%	12/01/2032	360	375,691
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(c)	5.00%	12/01/2040	1,325	1,217,542
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(c)	5.00%	12/01/2029	3,283	3,289,440
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	425	374,925
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $1,125,000)(g)	2.63%	05/15/2029	1,125	1,080,533
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	$2,475	$2,479,611
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,535,777
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2045	3,000	2,971,981
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,110,392
Colorado Housing and Finance Authority (Social Bonds); Series 2025, Ref. RB (CEP -GNMA)	6.50%	05/01/2055	4,750	5,394,145
Denver (City & County of), CO;
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	664,783
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	795,043
Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,411,209
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,556,265
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	991,217
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	124,741
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	508,320
Park Creek Metropolitan District; Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	12/01/2045	250	246,107
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(c)(f)	0.00%	12/01/2025	250	246,905
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS -BAM)(b)	5.00%	12/01/2039	355	368,597
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	4,000	2,421,848
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	738,293
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2031	135	139,172
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2032	160	164,929
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	230	246,877
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2032	250	266,729
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2033	255	270,349
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2034	285	300,317
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2035	100	104,707
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,017,764
				48,095,956
Connecticut–0.80%
Connecticut (State of); Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,401,744
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2030	285	294,714
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2031	540	555,082
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2033	600	610,432
Connecticut (State of) Housing Finance Authority (Convenant Home, Inc.); Series 2018 B, RB	5.00%	12/01/2040	2,000	1,975,011
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,776,684
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	2,971,645
				16,585,312
District of Columbia–2.12%
District of Columbia;
Series 2025, Ref. RB	5.25%	10/01/2036	2,800	3,042,577
Series 2025, Ref. RB	5.25%	10/01/2037	2,955	3,173,496
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,075	2,075,239
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,197,323
Metropolitan Washington Airports Authority;
Series 2010 A, RB(f)	0.00%	10/01/2037	5,000	2,809,582
Series 2010 A, RB (INS - AGI)(b)(f)	0.00%	10/01/2037	40	22,646
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,819,952
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,648,231
Series 2020 A, Ref. RB(a)	4.00%	10/01/2039	5,445	5,074,118
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,419,412
Series 2023 A, Ref. RB(a)	5.25%	10/01/2043	2,435	2,490,052
Series 2024 A, Ref. RB(a)	5.00%	10/01/2033	5,000	5,463,086
Series 2024 A, Ref. RB(a)	5.00%	10/01/2034	5,000	5,409,955
				43,645,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–10.51%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	$6,870	$6,869,750
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,623,705
Babcock Ranch Community Independent Special District; Series 2024, RB(c)	5.00%	05/01/2044	875	827,793
Broward (County of), FL; Series 2015 A, RB(a)	4.10%	10/01/2037	5,000	4,867,133
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,075,464
Canaveral Port Authority;
Series 2018 A, RB(a)	5.00%	06/01/2045	4,630	4,495,183
Series 2018 B, RB	5.00%	06/01/2048	4,000	3,955,037
Cape Coral (City of), FL; Series 2017, Ref. RB (INS -BAM)(b)	4.00%	10/01/2042	12,440	11,254,896
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(c)	5.00%	06/15/2034	785	793,350
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(c)	5.00%	12/15/2035	1,085	1,063,343
Series 2020, RB(c)	5.00%	12/15/2040	4,860	4,471,581
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2032	2,645	2,453,575
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(c)	5.00%	10/15/2037	510	502,963
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(c)	6.25%	06/15/2040	2,695	2,678,445
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(c)	5.00%	10/01/2034	1,000	1,014,476
Series 2025, RB(a)	5.13%	10/01/2035	350	352,985
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,700,666
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,270,650
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,092,256
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (INS - AGI)(a)(b)	5.00%	07/01/2044	10,000	9,585,502
Series 2024, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2047	8,785	8,466,150
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(c)(d)(e)	6.00%	09/04/2025	1,265	1,265,229
Series 2020 C, Ref. RB(c)	4.00%	09/15/2030	470	455,604
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,050	2,256,477
Florida Municipal Power Agency; Series 2025, Ref. RB	5.00%	10/01/2035	1,000	1,099,792
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)(d)(e)	5.00%	10/01/2025	1,370	1,372,326
Series 2015 A, RB(a)	5.00%	10/01/2034	2,755	2,757,748
Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,235,049
Series 2019 A, RB(a)	5.00%	10/01/2032	3,025	3,185,778
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,205,272
Series 2024, RB(a)	5.25%	10/01/2042	5,000	5,189,974
Greater Orlando Aviation Authority (Jetblue Airways Corp.); Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,073
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,979,776)(g)(h)	5.25%	04/01/2028	1,984	24,806
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,484,918
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,700	1,708,097
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(c)	5.00%	07/15/2028	270	273,560
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,216,499
Series 2024, RB(a)	5.25%	10/01/2039	5,000	5,290,188
Series 2024, RB (INS - AGI)(a)(b)	5.25%	10/01/2043	1,375	1,418,219
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	792,837
Manatee (County of), FL School District;
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2029	900	927,188
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2031	3,000	3,073,445
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2032	1,250	1,277,213
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,000	985,160
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	$15,000	$14,871,955
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	9,740	9,764,700
Series 2021, RB (INS - AGI)(b)	4.00%	10/01/2042	5,120	4,705,485
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,183,244
Series 2024 A, Ref. RB(a)	5.00%	10/01/2036	5,000	5,308,428
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2040	2,000	1,862,275
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2041	2,750	2,503,829
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	923,324
Series 2013 A, RB	5.00%	07/01/2033	600	600,604
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2044	5,000	5,110,022
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2043	5,000	5,104,972
Orlando (City of), FL Utilities Commission; Series 2008, VRD RB(i)	2.68%	10/01/2033	425	425,000
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	363,916
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	310,370
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	514,360
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,750	3,794,791
Series 2018, RB	5.00%	11/15/2045	6,000	5,755,313
Series 2020 B, RB	4.00%	11/15/2041	250	222,883
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.00%	11/01/2035	1,295	1,382,350
Series 2025, RB	5.00%	11/01/2036	1,000	1,053,847
Series 2025, RB	5.25%	11/01/2037	1,150	1,215,792
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	417,067
Series 2018 B, RB	5.00%	05/15/2033	2,085	2,111,071
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2040	1,000	1,065,310
Port Orange (City of), FL; Series 2025, Ref. RB	5.00%	10/01/2038	360	388,118
Tampa (City of), FL;
Series 2020 A, RB(f)	0.00%	09/01/2041	3,030	1,342,487
Series 2020 A, RB(f)	0.00%	09/01/2049	3,795	1,008,338
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(c)	4.85%	05/01/2038	990	998,419
				216,468,625
Georgia–1.22%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,464,172
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,721,663
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	770	771,252
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,502,325
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,680,782
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,916,498
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	493,045
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	438,934
Series 2021 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2041	485	455,052
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)	5.75%	06/15/2037	1,540	1,557,852
Main Street Natural Gas, Inc.;
Series 2022 B, RB(d)	5.00%	06/01/2029	5,000	5,238,837
Series 2023 B, RB(d)	5.00%	03/01/2030	5,000	5,296,995
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,636,600
				25,174,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.23%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	$4,000	$4,055,818
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2035	310	337,549
Series 2025 A, RB	5.00%	07/01/2036	350	375,969
				4,769,336
Hawaii–0.32%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	665,729
Honolulu (City & County of), HI; Series 2023, RB(d)	5.00%	06/01/2026	5,750	5,841,493
				6,507,222
Idaho–0.12%
Idaho (State of) Housing & Finance Association; Series 2025 C, RB (CEP -GNMA)	6.25%	01/01/2056	2,140	2,413,175
Illinois–7.42%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,664,824
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,802,565
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,063,174
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,093,513
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,985	9,369,065
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,370,038
Series 2024 A, GO Bonds	5.00%	01/01/2044	2,650	2,510,816
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(c)	7.00%	01/15/2029	587	587,114
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2041	2,020	2,031,332
Chicago (City of), IL (O’Hare International Airport);
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,547,137
Series 2020 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2037	2,250	2,247,286
Series 2020 C, Ref. RB (INS - AGI)(b)	4.00%	01/01/2039	1,590	1,545,446
Series 2024 A, RB(a)	5.25%	01/01/2041	2,150	2,237,524
Series 2024 C, Ref. RB(a)	5.25%	01/01/2043	3,250	3,341,997
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,009,041
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	7,944,251
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,034,981
Series 2017, RB	5.75%	04/01/2035	1,000	1,024,564
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2030	1,000	1,050,449
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	1,250	1,306,341
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2033	2,875	2,897,056
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,002,947
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,076
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,194,491
Chicago (City of), IL Midway International Airport; Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	2,000	2,012,044
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,558,910
Illinois (State of);
First Series 2001, GO Bonds (INS -NATL)(b)	6.00%	11/01/2026	275	279,603
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,143,142
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,063,622
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,159,113
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,242,073
Series 2016, GO Bonds	4.00%	06/01/2035	340	336,035
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,326,679
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,095,358
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,952,986
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,472,044
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	2,942,877
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,242,308
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,559,269
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	291,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2023 B, GO Bonds	5.25%	05/01/2039	$4,000	$4,182,731
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,077,523
Series 2024, Ref. GO Bonds	5.00%	02/01/2037	2,250	2,395,421
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,355,061
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,828
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,238,896
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	4.50%	08/01/2033	1,275	1,303,214
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,028	732,393
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,500,791
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS -NATL)(b)(f)	0.00%	12/15/2033	10,000	7,259,540
Series 2002, RB (INS -NATL)(b)(f)	0.00%	12/15/2034	5,000	3,447,807
Illinois (State of) Toll Highway Authority; Series 2021 A, RB	4.00%	01/01/2046	5,000	4,388,359
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGI)(b)	4.00%	12/01/2036	745	746,299
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	949,350
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,875	1,914,660
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	4,050	4,050,445
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(d)(e)	5.00%	02/01/2028	40	42,420
Series 2018 A, Ref. GO Bonds(d)(e)	5.00%	02/01/2028	195	206,795
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	02/01/2031	660	696,903
				152,772,852
Indiana–1.22%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	191	189,067
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	10,000	10,061,410
Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	5,315	5,393,474
Indiana (State of) Finance Authority (U.S. Steel Corp.);
Series 2012, RB(a)	5.75%	08/01/2042	5	5,001
Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,005,213
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,730,498
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(c)	4.75%	11/01/2030	495	478,344
Series 2020 A, RB(c)	5.25%	11/01/2040	4,560	3,910,691
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	105	99,972
Series 2017, RB	5.88%	01/01/2037	755	693,857
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	490	468,935
				25,036,462
Iowa–1.07%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,251,963
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP -GNMA)	4.50%	07/01/2044	5,000	4,845,518
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,051,546
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,513,111
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	124,471
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,474,951
PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	5,635	5,732,101
				21,993,661
Kansas–0.64%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,235,095
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,353,420
Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,453,824
Merriam (City of), KS; Series 2025 A, GO Bonds	4.50%	08/01/2040	5,000	4,973,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	$590	$595,997
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,136,507
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,172,841
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,232,401
				13,153,970
Kentucky–1.97%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	395,210
Series 2019, Ref. RB	5.00%	02/01/2032	450	466,850
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,822,274
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,501,829
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,002,179
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,000,843
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,458,920
Series 2017 B, Ref. RB	5.00%	06/01/2040	2,000	1,961,361
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,849,672
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2028	1,260	1,261,999
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2032	5,480	5,566,916
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS -BAM)(b)	5.00%	05/01/2031	100	105,611
Series 2018, RB (INS -BAM)(b)	5.00%	05/01/2032	100	105,280
Series 2018, RB (INS -BAM)(b)	5.00%	05/01/2033	100	104,903
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	104,513
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(d)	4.00%	02/01/2028	5,000	5,077,781
Series 2023 A-1, Ref. RB(d)	5.25%	02/01/2032	9,000	9,698,000
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,500	1,369,277
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,653,024
				40,506,442
Louisiana–0.37%
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(h)	5.00%	07/01/2028	250	83,750
Series 2017, Ref. RB(h)	5.00%	07/01/2029	400	134,000
Series 2017, Ref. RB(h)	5.00%	07/01/2030	500	167,500
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,252,111
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2036	220	226,059
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2037	145	148,238
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2038	100	101,621
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2030	350	371,936
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2032	200	209,702
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2033	135	140,834
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2034	100	103,889
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,881,186
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(d)	4.05%	07/01/2026	1,750	1,765,028
				7,585,854
Maine–0.09%
Finance Authority of Maine; Series 2015, RB(a)(c)	5.00%	08/01/2035	850	856,736
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–(continued)
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(a)(c)(d)	4.63%	06/01/2035	$1,000	$970,158
				1,826,894
Maryland–0.45%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,275,512
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2041	1,150	1,154,267
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,012,969
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.13%	02/15/2034	1,000	969,043
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	99,937
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2034	350	342,531
Series 2021, Ref. RB	4.00%	06/01/2036	450	428,888
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	785	761,314
Series 2020, RB	4.00%	09/01/2040	2,500	2,224,018
				9,268,479
Massachusetts–2.39%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	5,320	4,763,501
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	2,999,849
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,574,711
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(c)	5.00%	07/01/2041	2,050	1,789,200
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	4,375,137
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,611,212
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(c)	5.00%	10/01/2037	3,500	3,528,291
Series 2017, Ref. RB(c)	5.00%	10/01/2047	5,755	5,340,645
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,137,800
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,107,821
Series 2025, Ref. RB	5.50%	09/01/2040	250	259,558
Series 2025, Ref. RB	6.00%	09/01/2045	1,400	1,464,261
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,005,040
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2000, RB	5.50%	06/01/2035	5,400	6,252,326
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,448,549
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,584,003
				49,241,904
Michigan–0.64%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	650	659,378
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,495,938
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(d)(e)	5.00%	10/15/2025	615	616,849
Series 2023 I-M, VRD RB(i)	2.73%	04/15/2058	3,000	3,000,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	545	523,069
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/28/2042	1,000	1,033,349
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,430	1,558,477
Series 2024 D, RB	6.25%	06/01/2055	2,750	3,041,000
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2031	1,530	341,190
				13,269,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.44%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	$235	$199,855
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	260	252,927
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	195,877
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	508,580
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,622,920
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP -GNMA)	6.25%	01/01/2054	2,830	3,096,733
St. Cloud (City of), MN (CentraCare Health System); Series 2016 A, Ref. RB	5.00%	05/01/2046	2,000	1,983,615
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(g)(h)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/2029	1,000	1,000,634
				8,981,603
Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,626,920
Missouri–0.75%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,042,151
Series 2017, Ref. RB	5.00%	03/01/2029	100	103,223
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,913,019
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,008,066
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	10	9,992
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,698,662
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,003,282
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,308,129
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,133,725
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,215	1,215,502
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGI)(b)	5.00%	07/15/2030	1,000	1,001,602
				15,437,353
Nebraska–0.57%
Central Plains Energy Project (No. 5); Series 2022-1, RB(d)	5.00%	10/01/2029	5,000	5,265,278
Omaha (City of), NE Public Power District; Series 2023 A, RB	5.25%	02/01/2053	6,315	6,487,023
				11,752,301
Nevada–0.73%
Carson (City Of), NV (Carson Tahoe Regional Healthcare); Series 2017, Ref. RB	5.00%	09/01/2042	2,860	2,758,303
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	115	115,080
Series 2015, RB	5.00%	08/01/2029	1,075	1,075,739
Series 2015, RB	5.00%	08/01/2031	1,185	1,185,694
Series 2015, RB	5.00%	08/01/2032	290	290,145
Clark County School District; Series 2025 A, GO Bonds (INS - AGI)(b)	3.00%	06/15/2045	10,000	7,631,385
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	225	224,447
Series 2020, RB	4.00%	12/01/2030	230	227,698
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,543,240
				15,051,731
New Hampshire–1.33%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	6,554	6,516,735
Series 2025, RB	4.22%	11/20/2042	5,000	4,630,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	$1,025	$825,726
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	296,613
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,341,166
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,922	1,815,315
New Hampshire (State of) Health and Education Facilities Authority; Series 2025, Ref. RB	5.00%	08/01/2045	2,500	2,520,173
New Hampshire (State of) Health and Education Facilities Authority (Green Bonds); Series 2025 A, RB (CEP -GNMA)	4.50%	07/01/2045	3,000	2,865,795
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	5,120	5,624,309
				27,436,702
New Jersey–4.72%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	257,052
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(b)	5.75%	11/01/2028	4,775	5,025,910
New Jersey (State of) Economic Development Authority; Series 2020, Ref. RB(a)(d)	3.75%	06/01/2028	2,500	2,503,522
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	9,670	9,689,295
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(c)	6.20%	10/01/2044	200	200,025
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	2,500	2,368,613
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	250,041
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	950,312
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	935,037
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	690	691,447
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,134,637
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,001,829
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,742,795
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	5.00%	11/01/2044	3,000	3,014,435
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	362,494
Series 2017 F, RB	5.00%	07/01/2033	415	375,807
Series 2017 F, RB	5.00%	07/01/2035	1,000	871,724
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(b)	5.00%	07/01/2046	3,000	2,941,528
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,220	2,418,109
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -AMBAC)(b)(f)	0.00%	12/15/2026	2,545	2,459,496
Series 2008 A, RB(f)	0.00%	12/15/2028	255	232,590
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,401,133
Series 2018 A, Ref. RB	5.00%	12/15/2032	2,000	2,116,325
Series 2020 AA, RB	4.00%	06/15/2037	2,000	1,944,388
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,256,902
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	1,977,343
Series 2022 A, RB	4.00%	06/15/2040	3,215	2,993,685
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,603,272
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,146,321
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,161,428
Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	4,824,374
Series 2018 B, Ref. RB	5.00%	06/01/2046	10,785	10,382,297
				97,234,166
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	$665	$676,275
Series 2019 A, RB	5.00%	05/15/2039	1,960	1,899,664
				2,575,939
New York–12.38%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,516,594
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(c)(g)(h)	5.00%	10/01/2038	284	4,118
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.25%	12/31/2033	4,950	4,962,808
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(c)	5.00%	06/01/2032	250	256,383
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(c)	2.50%	06/15/2031	375	340,775
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(c)	5.00%	07/01/2035	1,325	1,449,276
Series 2025, RB(c)	5.00%	07/01/2037	1,285	1,373,547
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	808,657
Metropolitan Transportation Authority;
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,880,116
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,508,169
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,215	1,196,446
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	156,133
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	396,618
New York & New Jersey (States of) Port Authority;
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,058,133
Two Hundred Seventh Series 2018, Ref. RB(a)	5.00%	09/15/2027	4,000	4,173,648
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,620,312
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,568,846
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	4,747,137
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,684,651
Series 2024 C-1, GO Bonds	5.25%	09/01/2046	2,460	2,548,159
New York (City of), NY Municipal Water Finance Authority; Series 2012, VRD RB(i)	2.60%	06/15/2046	10,000	10,000,000
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB	4.00%	08/01/2036	5,000	4,959,893
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,316,866
Series 2021 F-1, Ref. RB	4.00%	11/01/2036	2,825	2,795,157
New York (State of) Dormitory Authority; Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,034,115
New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	4,997,594
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,828,024
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,990,345
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,284,918
Series 2024, RB	5.25%	11/01/2042	2,000	2,045,130
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,023,959
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB(c)	5.00%	12/01/2033	2,000	1,992,194
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(b)	5.00%	10/01/2039	2,285	2,392,737
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2043	1,600	1,643,184
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2044	1,225	1,250,540
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	4,467,943
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,028,201
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,745	3,812,628
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2042	5,020	4,199,294
Series 2010 A, RB(c)	6.25%	06/01/2041	982	922,941
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$3,025	$3,072,569
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,454,872
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,865	1,795,635
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	2,881,277
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,240	2,757,880
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	283,928
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	273,327
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	470,041
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	10,000	11,262,259
Series 2007, RB	5.50%	10/01/2037	9,330	10,626,088
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(b)	2.75%	11/15/2041	9,000	6,601,949
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	400	400,011
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,500,219
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,155	1,184,051
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,021,789
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,620,558
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	5,000	5,020,203
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,131,442
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,671,504
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,006,764
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,029,070
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,725,743
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2036	3,500	3,368,862
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2041	1,000	891,067
Series 2016 A, RB(a)	5.00%	07/01/2041	200	199,990
Series 2016 A, RB(a)	5.00%	07/01/2046	3,105	2,941,008
Series 2023, RB(a)	6.00%	04/01/2035	6,000	6,509,558
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,712,682
Series 2022, RB(a)	5.00%	12/01/2029	2,900	3,128,854
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2032	500	500,811
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	630	556,874
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	1,500	1,431,003
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	2,400	2,443,732
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	795	693,928
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,332,736
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,023,191
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,514,122
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,006,905
Westchester County Industrial Development Agency;
Series 2025, RB(c)	6.00%	06/01/2028	5,300	5,350,651
Series 2025, RB(c)	6.20%	12/01/2042	1,250	1,185,886
Westchester Tobacco Asset Securitization Corp.; Series 2016 B, Ref. RB	5.00%	06/01/2041	160	157,420
				254,976,648
North Carolina–1.14%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,216,585
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,341,825
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,406,778
Series 2015, RB(a)	5.00%	12/31/2037	905	905,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP -GNMA)	6.25%	01/01/2055	$3,905	$4,268,227
North Carolina (State of) Medical Care Commission; Series 2025, RB	4.05%	01/01/2030	810	811,633
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	1,938,216
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	277,750
Series 2021, RB	4.00%	03/01/2030	285	287,600
Series 2021, RB	4.00%	03/01/2031	290	291,191
Series 2021, RB	4.00%	03/01/2036	900	855,539
Series 2021, RB	4.00%	03/01/2041	1,050	919,399
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,339,958
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,000,536
North Carolina (State of) Turnpike Authority; Series 2019, RB(f)	0.00%	01/01/2041	1,540	727,292
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(f)	0.00%	01/01/2044	5,000	1,936,788
				23,524,750
North Dakota–0.47%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	130	129,862
Series 2016, RB	5.10%	04/15/2036	2,815	2,765,076
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2025, RB	4.50%	07/01/2037	6,755	6,787,417
				9,682,355
Ohio–2.70%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,750	3,755,317
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	7,726,186
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,158,165
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	2,860	2,897,582
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,842,117
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,552,823
Series 2017, Ref. RB	5.00%	02/15/2042	2,415	2,297,878
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(b)	4.00%	12/01/2032	5,000	5,000,269
Hamilton (County of), OH (Life Enriching Communities); Series 2023, RB	5.25%	01/01/2038	775	806,321
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	565	565,385
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,244,551
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGI)(a)(b)	5.00%	12/31/2035	4,000	4,001,609
Ohio (State of) Air Quality Development Authority (American Electric Power Co.); Series 2005, Ref. RB(a)	3.75%	01/01/2029	3,000	3,009,969
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(d)	2.60%	10/01/2029	4,000	3,834,004
Ohio (State of) Housing Finance Agency; Series 2025, Ref. RB (CEP -GNMA)	6.50%	03/01/2056	5,000	5,660,539
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(c)	5.70%	08/01/2043	1,800	1,807,661
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,036
				55,510,412
Oklahoma–0.75%
Edmond Public Works Authority; Series 2017, RB	5.00%	07/01/2047	4,495	4,498,617
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,027,084
Tulsa (City of), OK Airports Improvement Trust;
Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,249,887
Series 2001 C, Ref. RB(a)	5.50%	12/01/2035	1,650	1,649,942
Tulsa Municipal Airport Trust Trustees;
Series 2025, Ref. RB(a)	6.25%	12/01/2035	3,000	3,315,310
Series 2025, Ref. RB(a)	6.25%	12/01/2040	1,600	1,734,646
				15,475,486
Oregon–0.68%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	483,229
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	249,998
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	5,000	4,999,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	$295	$295,488
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,317,418
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	5,000	4,469,617
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP -Oregon School Bond Guaranty)(f)	0.00%	06/15/2040	4,415	2,106,325
				13,921,854
Pennsylvania–4.04%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008, RB, VRD(i)	2.10%	12/01/2037	3,460	3,460,000
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,086,277
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,570,180
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, RB(c)	5.00%	05/01/2042	1,000	966,427
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,000,485)(g)	5.00%	12/01/2030	1,000	930,109
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,404,430)(g)	5.25%	12/01/2045	1,400	1,134,160
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,552
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,417
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,522
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	769,938
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2033	4,000	4,177,361
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,015,002
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,014,217
Series 2018, Ref. RB	5.00%	12/01/2033	750	751,058
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,044,873
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	11/15/2029	500	502,269
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,728,688
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. RB	5.00%	08/15/2046	1,000	971,601
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	316,714
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	394,595
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	444,920
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,661,985
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC);
Series 2009, Ref. RB(d)	5.25%	06/01/2027	5,225	5,260,462
Series 2009, Ref. RB(d)	5.25%	06/01/2027	1,860	1,869,999
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,630,900
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,215,918
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,097,029
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(a)	4.00%	06/01/2044	4,105	4,025,253
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,178,968
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.38%	10/01/2046	2,000	2,034,084
Series 2025, RB	6.50%	10/01/2055	5,000	5,707,176
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(b)	5.00%	06/01/2031	120	122,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	$250	$251,180
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,000,777
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,422,517
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,614,395
Philadelphia (City of), PA; Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,841,523
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,026,084
Series 2017, RB	5.00%	12/01/2037	1,310	1,333,528
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,419,915
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	837,619
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	789,970
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,032,611
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,010,698
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,571,700
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,351,999
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025, RB	5.00%	03/01/2036	1,000	1,071,148
Philadelphia School District (The); Series 2018 A, GO Bonds	5.00%	09/01/2032	510	534,918
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(b)	5.00%	03/01/2035	30	30,574
Series 2017, Ref. GO Bonds (INS - AGI)(b)	5.00%	03/01/2036	25	25,413
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	114,383
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	93,160
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	115	115,850
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	500,203
				83,154,619
Puerto Rico–3.93%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	560	567,296
Series 2002, RB	5.63%	05/15/2043	4,655	4,728,008
Series 2005 A, RB(f)	0.00%	05/15/2050	52,200	10,078,150
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	8,152	5,708,705
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,491,895
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,841,261
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,511,721
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,170,837
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,126,546
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	936,603
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,837	2,470,120
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1	644
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	455,758
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS -NATL)(b)	5.00%	07/01/2033	1,040	1,040,173
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	20,997	18,436,722
Series 2018 A-1, RB(f)	0.00%	07/01/2031	650	522,907
Series 2018 A-1, RB(f)	0.00%	07/01/2033	5,000	3,661,865
Series 2018 A-1, RB(f)	0.00%	07/01/2046	19,850	6,273,739
Series 2019 A-2, RB	4.33%	07/01/2040	874	810,585
				80,833,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–1.18%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGI)(b)	5.88%	06/15/2026	$110	$110,241
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,376,761
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	901,166
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,080,879
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,504,255
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,610,012
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,730	2,624,869
				24,208,183
South Carolina–1.23%
South Carolina (State of) Housing Finance & Development Authority;
Series 2023 B, RB	6.00%	01/01/2054	2,355	2,592,131
Series 2025 A, RB (CEP -GNMA)	6.50%	07/01/2055	995	1,133,537
Series 2025 B, RB (CEP -GNMA)	6.50%	07/01/2055	10,000	11,386,222
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	925,784
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2032	1,500	1,629,966
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	785	784,991
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2038	560	562,128
Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,244,856
				25,259,615
South Dakota–0.22%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	15	14,960
South Dakota (State of) Housing Development Authority; Series 2025 A, Ref. RB (CEP -GNMA)	6.50%	11/01/2055	4,000	4,550,213
				4,565,173
Tennessee–0.62%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	4.50%	06/01/2028	425	430,370
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(f)	0.00%	04/01/2036	1,200	730,915
Series 2021, RB(f)	0.00%	04/01/2037	1,375	785,875
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,214,629
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	650,104
Tennergy Corp.; Series 2022 A, RB(d)	5.50%	12/01/2030	8,300	8,836,754
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	150	153,263
				12,801,910
Texas–9.18%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(c)	5.00%	06/15/2035	1,085	1,118,457
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	60	60,234
Series 2017 A, RB	5.00%	08/15/2038	115	108,593
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	825	825,653
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	953,272
Austin (City of), TX;
Series 2014, RB(a)	5.00%	11/15/2032	2,585	2,586,145
Series 2014, RB(a)	5.00%	11/15/2039	1,885	1,884,895
Series 2014, RB(a)	5.00%	11/15/2044	1,000	985,194
Austin Convention Enterprises, Inc.; Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,206,236
Cleburne Independent School District;
Series 2016, GO Bonds(d)(e)	5.00%	02/15/2026	1,045	1,056,559
Series 2016, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2035	4,505	4,540,244
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	$535	$539,607
Series 2022 A, RB	4.00%	08/15/2034	555	554,066
Series 2022 A, RB	4.00%	08/15/2035	410	404,489
Conroe Independent School District; Series 2024, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2049	750	651,135
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(c)	5.00%	04/01/2028	760	760,186
Far North Fort Worth Municipal Utility District No. 1;
Series 2025, GO Bonds	4.13%	09/01/2043	380	335,982
Series 2025, GO Bonds	4.13%	09/01/2044	450	392,980
Generation Park Management District; Series 2024, GO Bonds (INS - AGI)(b)	4.00%	09/01/2038	1,690	1,643,388
Godley Independent School District; Series 2016, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,640,513
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,057,012
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	600	600,210
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	955	954,949
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2039	2,000	2,113,346
Series 2024 B, RB(a)	5.50%	07/15/2036	2,790	2,950,502
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	12,880,632
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,006,228
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2024 B, RB(a)	5.50%	07/15/2035	12,000	12,830,059
Series 2024 B, RB(a)	5.50%	07/15/2039	4,000	4,155,883
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP -Texas Permanent School Fund)	5.00%	08/15/2029	250	250,372
Judson Independent School District; Series 2024, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/01/2049	5,600	4,877,207
La Salle (County of), TX; Series 2018, Ref. GO Bonds (INS - AGI)(b)	5.00%	03/01/2028	4,110	4,236,443
Lewisville Independent School District; Series 2024, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2041	2,500	2,394,926
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	11/01/2039	2,935	2,745,936
Midland Independent School District; Series 2024, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2041	3,500	3,298,505
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(a)(d)	5.00%	06/01/2030	2,125	2,160,736
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	10,775	10,763,766
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	5.50%	10/01/2035	4,695	4,730,678
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,630	1,630,977
Series 2016, Ref. RB	5.00%	07/01/2036	2,760	2,760,349
Series 2016, Ref. RB	5.00%	07/01/2046	40	35,032
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(b)	5.00%	04/01/2046	140	137,795
New Hope Cultural Education Facilities Finance Corp. (Children Health System of Taxes); Series 2025, RB	5.00%	08/15/2037	2,275	2,469,064
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(c)	4.00%	08/15/2028	540	542,111
Series 2021, Ref. RB(c)	4.00%	08/15/2030	1,405	1,397,896
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,109,176
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,225,379
Series 2017, Ref. RB	5.00%	01/01/2037	8,320	8,325,123
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	170	168,370
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,124,137
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,223,791
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,230	1,230,417
Series 2014, RB	5.50%	01/01/2035	1,400	1,395,856
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	9,682,155
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGI)(b)	4.00%	01/01/2034	750	753,620
Port Arthur (Port of), Arthur Navigation District; Series 2010 C, VRD RB(i)	2.45%	04/01/2040	3,000	3,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(c)	2.13%	01/01/2028	$575	$549,238
Series 2021, RB(a)(c)	2.25%	01/01/2029	800	750,966
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,908,886
San Antonio (City of), TX;
Series 2015, RB(a)	5.00%	07/01/2045	5,000	4,925,781
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,493,683
Series 2022, RB	4.00%	02/01/2041	1,330	1,242,616
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2025, RB	5.25%	10/01/2038	4,705	4,819,306
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	410	403,587
Texas (State of);
Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	1,865	1,726,036
Series 2023 A, GO Bonds(a)	4.00%	08/01/2041	5,000	4,551,833
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP -GNMA)	4.80%	07/01/2043	2,550	2,512,661
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	968,815
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,340,189
Series 2019, RB(f)	0.00%	08/01/2036	1,500	927,758
Texas (State of) Water Development Board;
Series 2017 A, RB	4.00%	10/15/2042	5,000	4,565,531
Series 2018 B, RB	5.00%	04/15/2049	5,000	5,026,828
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,050	3,124,331
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,474,881
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,221,519
				189,000,911
Utah–1.27%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	3.50%	03/01/2036	2,000	1,793,901
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	463,849
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	861,713
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,849,655
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,611,622
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,015,503
Utah Housing Corp.;
Series 2024 E, RB (CEP -GNMA)	6.00%	07/01/2054	4,915	5,446,993
Series 2025 A, RB (CEP -GNMA)	6.50%	07/01/2055	1,990	2,233,605
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	5,895,243
				26,172,084
Vermont–0.04%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	855	855,925
Virgin Islands–0.08%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2035	1,600	1,762,269
Virginia–0.96%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	986,062
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	750	754,011
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	730	730,080
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,432,038
Series 2022, Ref. RB(a)	5.00%	07/01/2036	4,000	4,122,441
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,368,021
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,744,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Pure Salmon Virgina LLC); Series 2022, RB(a)(d)	4.00%	11/20/2025	$2,000	$2,001,377
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	154,615
Series 2018, Ref. RB	5.00%	09/01/2030	455	468,370
Series 2023, RB	6.25%	09/01/2030	4,000	4,040,269
				19,802,050
Washington–1.51%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.00%	01/01/2032	70	71,598
Series 2018 B, RB(c)	5.00%	01/01/2032	100	102,282
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,004
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	1,465	1,465,007
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,124,675
Tacoma (City of), WA; Series 2013 A, Ref. RB	4.00%	01/01/2042	2,160	1,989,176
University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,139,825
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	60,019
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,076,837
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,413,443
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	500,285
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,173,125
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	120	120,416
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,036
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,530,173
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,361,112
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2031	1,350	1,358,136
Series 2016 A, Ref. RB(c)	5.00%	07/01/2036	1,450	1,450,067
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(c)	5.00%	07/01/2038	830	672,184
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(c)	5.00%	01/01/2034	745	756,306
Series 2019 A, RB(c)	5.00%	01/01/2039	2,895	2,828,489
Washington State Housing Finance Commission;
Series 2025, RB (INS -BAM)(b)(c)	5.00%	07/01/2040	1,000	1,020,313
Series 2025, RB (INS -BAM)(b)(c)	5.00%	07/01/2045	2,750	2,692,415
				31,015,923
West Virginia–0.30%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(c)	5.50%	06/01/2037	5,000	5,041,631
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(c)(h)	6.75%	02/01/2026	2,000	700,000
Series 2018, RB(a)(c)(h)	8.75%	02/01/2036	640	416,000
				6,157,631
Wisconsin–2.66%
Public Finance Authority; Series 2016, RB(c)	5.13%	02/01/2046	5,195	4,827,746
Wisconsin (State of); Series 2025 B, GO Bonds	5.00%	05/01/2036	5,000	5,586,031
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	3,865,250
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	1,940,637
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,579,476
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,726,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2026	$1,000	$1,001,512
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,425,753
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	978,786
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,518,269
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(c)	3.75%	06/01/2030	335	317,763
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	575,313
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	4.63%	06/01/2036	160	153,870
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(b)	5.00%	07/01/2034	800	827,324
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	3,440	2,370,140
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,069,957
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,620	1,635,769
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2039	490	479,614
Series 2022 A, RB(c)	6.13%	02/01/2039	485	474,720
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,807	1,597,865
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	4.38%	06/15/2029	1,110	1,109,991
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(c)	5.00%	06/01/2041	2,000	1,955,999
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,064,476
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	4,191	4,198,028
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(c)	5.00%	10/01/2043	500	472,365
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,655	3,581,525
				54,797,260
Total Municipal Obligations (Cost $2,086,020,623)				2,051,010,653
			Shares
Exchange-Traded Funds–0.04%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(k)			17,000	844,625
TOTAL INVESTMENTS IN SECURITIES(l)–99.65% (Cost $2,086,893,233)				2,051,855,278
OTHER ASSETS LESS LIABILITIES–0.35%				7,201,679
NET ASSETS–100.00%				$2,059,056,957
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $180,633,253, which represented 8.77% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at August 31, 2025 was $3,294,188, which represented less than 1% of the Fund’s Net Assets.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $1,650,636, which represented less than 1% of the Fund’s Net Assets.

(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$877,166	$-	$-	$(32,541)	$-	$844,625	$20,718

(l)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.47%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,086,020,623)	$2,051,010,653
Investments in affiliates, at value (Cost $872,610)	844,625
Receivable for:
Investments sold	2,443,024
Fund shares sold	1,238,556
Interest	25,189,091
Investments matured, at value (Cost $925,272)	4,305
Investment for trustee deferred compensation and retirement plans	105,830
Other assets	284,195
Total assets	2,081,120,279
Liabilities:
Payable for:
Investments purchased	3,556,009
Dividends	2,152,585
Fund shares reacquired	1,575,789
Amount due custodian	13,979,811
Accrued fees to affiliates	586,417
Accrued interest expense	24,505
Accrued trustees’ and officers’ fees and benefits	3,463
Accrued other operating expenses	71,462
Trustee deferred compensation and retirement plans	113,281
Total liabilities	22,063,322
Net assets applicable to shares outstanding	$2,059,056,957
Net assets consist of:
Shares of beneficial interest	$2,243,912,598
Distributable earnings (loss)	(184,855,641)
$2,059,056,957
Net Assets:
Class A	$1,196,234,702
Class C	$25,545,166
Class Y	$612,304,129
Class R6	$224,972,960
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	116,991,460
Class C	2,504,729
Class Y	59,929,104
Class R6	22,026,233
Class A:
Net asset value per share	$10.22
Maximum offering price per share (Net asset value of $10.22 ÷ 97.50%)	$10.48
Class C:
Net asset value and offering price per share	$10.20
Class Y:
Net asset value and offering price per share	$10.22
Class R6:
Net asset value and offering price per share	$10.21
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Intermediate Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$46,005,316
Dividends from affiliates	20,718
Total investment income	46,026,034
Expenses:
Advisory fees	4,139,699
Administrative services fees	146,229
Custodian fees	6,616
Distribution fees:
Class A	1,562,495
Class C	140,413
Interest, facilities and maintenance fees	346,795
Transfer agent fees — A, C and Y	600,710
Transfer agent fees — R6	19,729
Trustees’ and officers’ fees and benefits	18,172
Registration and filing fees	79,321
Reports to shareholders	38,237
Professional services fees	44,322
Other	16,955
Total expenses	7,159,693
Less: Fees waived and/or expense offset arrangement(s)	(2,612)
Net expenses	7,157,081
Net investment income	38,868,953
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(676,447))	(6,126,459)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(45,856,777)
Affiliated investment securities	(32,541)
(45,889,318)
Net realized and unrealized gain (loss)	(52,015,777)
Net increase (decrease) in net assets resulting from operations	$(13,146,824)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$38,868,953	$72,296,973
Net realized gain (loss)	(6,126,459)	(10,514,882)
Change in net unrealized appreciation (depreciation)	(45,889,318)	19,999,112
Net increase (decrease) in net assets resulting from operations	(13,146,824)	81,781,203
Distributions to shareholders from distributable earnings:
Class A	(21,851,452)	(44,665,028)
Class C	(390,017)	(1,123,633)
Class Y	(10,484,784)	(16,107,159)
Class R6	(4,568,377)	(9,295,544)
Total distributions from distributable earnings	(37,294,630)	(71,191,364)
Share transactions–net:
Class A	(78,656,434)	(12,427,884)
Class C	(5,967,975)	(18,200,334)
Class Y	144,110,620	75,676,140
Class R6	(30,032,389)	22,641,230
Net increase in net assets resulting from share transactions	29,453,822	67,689,152
Net increase (decrease) in net assets	(20,987,632)	78,278,991
Net assets:
Beginning of period	2,080,044,589	2,001,765,598
End of period	$2,059,056,957	$2,080,044,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Intermediate Term Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$10.48	$0.19	$(0.27)	$(0.08)	$(0.18)	$10.22	(0.75)%	$1,196,235	0.78%(d)	0.78%(d)	0.75%(d)	3.65%(d)	16%
Year ended 02/28/25	10.42	0.36	0.05	0.41	(0.35)	10.48	4.05	1,306,365	0.82	0.82	0.75	3.45	24
Year ended 02/29/24	10.25	0.34	0.18	0.52	(0.35)	10.42	5.18	1,312,160	0.85	0.85	0.77	3.29	23
Year ended 02/28/23	11.12	0.30	(0.90)	(0.60)	(0.27)	10.25	(5.37)	1,313,246	0.83	0.83	0.76	2.86	37
Year ended 02/28/22	11.41	0.25	(0.28)	(0.03)	(0.26)	11.12	(0.33)	1,588,653	0.79	0.79	0.74	2.21	11
Year ended 02/28/21	11.66	0.29	(0.25)	0.04	(0.29)	11.41	0.39	1,411,258	0.82	0.82	0.79	2.62	26
Class C
Six months ended 08/31/25	10.45	0.15	(0.26)	(0.11)	(0.14)	10.20	(1.02)(e)	25,545	1.52 (d)(e)	1.52 (d)(e)	1.49 (d)(e)	2.91 (d)(e)	16
Year ended 02/28/25	10.39	0.28	0.06	0.34	(0.28)	10.45	3.28	32,286	1.57	1.57	1.50	2.70	24
Year ended 02/29/24	10.22	0.26	0.19	0.45	(0.28)	10.39	4.44	50,309	1.60	1.60	1.52	2.54	23
Year ended 02/28/23	11.09	0.22	(0.90)	(0.68)	(0.19)	10.22	(6.11)	63,378	1.58	1.58	1.51	2.11	37
Year ended 02/28/22	11.38	0.17	(0.29)	(0.12)	(0.17)	11.09	(1.08)	90,660	1.54	1.54	1.49	1.46	11
Year ended 02/28/21	11.62	0.21	(0.25)	(0.04)	(0.20)	11.38	(0.27)	115,826	1.57	1.57	1.54	1.87	26
Class Y
Six months ended 08/31/25	10.47	0.20	(0.26)	(0.06)	(0.19)	10.22	(0.53)	612,304	0.53 (d)	0.53 (d)	0.50 (d)	3.90 (d)	16
Year ended 02/28/25	10.41	0.39	0.05	0.44	(0.38)	10.47	4.32	480,167	0.57	0.57	0.50	3.70	24
Year ended 02/29/24	10.24	0.36	0.19	0.55	(0.38)	10.41	5.44	402,064	0.60	0.60	0.52	3.54	23
Year ended 02/28/23	11.11	0.32	(0.89)	(0.57)	(0.30)	10.24	(5.14)	528,911	0.58	0.58	0.51	3.11	37
Year ended 02/28/22	11.40	0.28	(0.28)	0.00	(0.29)	11.11	(0.08)	677,149	0.54	0.54	0.49	2.46	11
Year ended 02/28/21	11.65	0.32	(0.25)	0.07	(0.32)	11.40	0.64	568,900	0.57	0.57	0.54	2.87	26
Class R6
Six months ended 08/31/25	10.47	0.20	(0.26)	(0.06)	(0.20)	10.21	(0.60)	224,973	0.48 (d)	0.48 (d)	0.45 (d)	3.95 (d)	16
Year ended 02/28/25	10.41	0.39	0.06	0.45	(0.39)	10.47	4.36	261,227	0.52	0.52	0.45	3.75	24
Year ended 02/29/24	10.24	0.37	0.18	0.55	(0.38)	10.41	5.51	237,232	0.54	0.54	0.46	3.60	23
Year ended 02/28/23	11.11	0.35	(0.92)	(0.57)	(0.30)	10.24	(5.07)	481	0.51	0.51	0.44	3.18	37
Year ended 02/28/22	11.40	0.29	(0.29)	0.00	(0.29)	11.11	(0.01)	4,187	0.47	0.47	0.42	2.53	11
Year ended 02/28/21	11.65	0.33	(0.26)	0.07	(0.32)	11.40	0.72	4,823	0.49	0.49	0.46	2.95	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $201,465,106 in connection with the acquisition of Invesco Oppenheimer Intermediate Term Municipal Fund into the Fund.

(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the six months ended August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
29
Invesco Intermediate Term Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
30
Invesco Intermediate Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Next $4 billion	0.333%
Over $5 billion	0.310%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,678.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $10,052 in front-end sales commissions from the sale of Class A shares and $80,353 and $301 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
31
Invesco Intermediate Term Municipal Income Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,051,010,653	$—	$2,051,010,653
Exchange-Traded Funds	844,625	—	—	844,625
Total Investments in Securities	844,625	2,051,010,653	—	2,051,855,278
Other Investments - Assets
Investments Matured	—	4,305	—	4,305
Total Investments	$844,625	$2,051,014,958	$—	$2,051,859,583
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $27,861,479 and securities sales of $24,598,832, which resulted in net realized gains (losses) of $(676,447).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $934.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$75,283,628	$73,254,025	$148,537,653
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $345,799,558 and $314,862,023, respectively. As of August 31, 2025, the aggregate cost of
32
Invesco Intermediate Term Municipal Income Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$22,671,270
Aggregate unrealized (depreciation) of investments	(57,050,058)
Net unrealized appreciation (depreciation) of investments	$(34,378,788)
Cost of investments for tax purposes is $2,086,238,371.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	10,663,684	$108,909,207	30,922,544	$322,796,522
Class C	184,921	1,881,683	389,128	4,053,031
Class Y	23,795,217	243,327,485	19,733,906	205,598,463
Class R6	2,885,229	29,445,439	7,646,424	79,661,432
Issued as reinvestment of dividends:
Class A	1,522,127	15,558,103	3,057,105	31,858,731
Class C	30,203	307,974	86,219	895,841
Class Y	544,785	5,564,923	929,372	9,680,768
Class R6	361,169	3,688,191	750,173	7,810,289
Automatic conversion of Class C shares to Class A shares:
Class A	357,334	3,653,271	1,053,918	11,004,094
Class C	(358,179)	(3,653,271)	(1,056,742)	(11,004,094)
Reacquired:
Class A	(20,242,209)	(206,777,015)	(36,256,460)	(378,087,231)
Class C	(441,824)	(4,504,361)	(1,169,330)	(12,145,112)
Class Y	(10,277,739)	(104,781,788)	(13,406,591)	(139,603,091)
Class R6	(6,181,414)	(63,166,019)	(6,226,401)	(64,830,491)
Net increase in share activity	2,843,304	$29,453,822	6,453,265	$67,689,152

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33
Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 2-17 Years Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, below the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could
34
Invesco Intermediate Term Municipal Income Fund

produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management with respect to the components of the Fund’s total expense ratio driving expenses relative to peers.  The independent Trustees reviewed and considered information provided in response to follow-up requests for information, including with respect to the Fund’s actual management fees relative to peers, submitted by the independent Trustees to management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds more high yield positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The
Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco
35
Invesco Intermediate Term Municipal Income Fund

Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
36
Invesco Intermediate Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
37
Invesco Intermediate Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-ITMI-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Limited Term California Municipal Fund
Nasdaq:
A: OLCAX ■ C: OLCCX ■ Y: OLCYX ■ R6: IORLX

2	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Approval of Investment Advisory and Sub-Advisory Contracts
24	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.28%
California–96.71%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$700	$710,582
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS -NATL)(a)	4.38%	08/01/2030	10	10,007
Anaheim Housing & Public Improvements Authority (Water System); Series 2024, RB, VRD (LOC - Bank of America, N.A.)(b)(c)	3.60%	10/01/2054	2,500	2,500,000
Bay Area Toll Authority; Series 2024 H, VRD RB (LOC - Bank Of America N.A.)(b)(c)	3.40%	04/01/2059	9,500	9,500,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2024, RB, VRD (LOC - Bank Of America N.A.)(b)(c)	1.60%	04/01/2059	25,000	25,000,000
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB(d)	5.00%	09/01/2025	260	260,000
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS -NATL)(a)	5.50%	09/01/2027	25	25,102
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(e)	5.25%	07/01/2040	2,250	2,370,322
Series 2024 B, RB(e)	5.25%	07/01/2042	3,000	3,102,609
California (State of);
Series 1996, GO Bonds (INS -FGIC)(a)	5.38%	06/01/2026	20	20,146
Series 1996, GO Bonds (INS -NATL)(a)	5.38%	06/01/2026	5	5,036
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,013
Series 1997, GO Bonds	5.13%	10/01/2027	15	15,030
Series 2000, GO Bonds	5.63%	05/01/2026	10	10,024
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,008
Series 2002, GO Bonds (INS -SGI)(a)	5.00%	10/01/2028	5	5,009
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,129,866
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(f)	5.25%	04/01/2030	6,930	7,421,438
Series 2024, RB(f)	5.00%	04/01/2032	5,000	5,342,851
Series 2024, RB(f)	5.00%	08/01/2032	2,500	2,608,183
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(f)	5.25%	10/01/2031	5,000	5,259,373
Series 2023 D, RB(f)	5.50%	11/01/2028	15,000	15,899,259
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS -NATL)(a)	5.63%	04/01/2026	150	150,322
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	625,093
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	3,780	3,577,921
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	4,110	4,139,287
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	660	660,943
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,305	1,897,307
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	345	332,889
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	165	165,151
California (State of) Educational Facilities Authority;
Series 2015, Ref. RB(d)(f)	5.00%	11/01/2025	115	115,484
Series 2015, Ref. RB(d)(f)	5.00%	11/01/2025	1,735	1,742,296
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2030	710	729,440
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	974,460
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.00%	06/01/2043	4,690	4,381,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(g)	5.00%	06/01/2034	$1,000	$1,020,463
Series 2024 A, RB(g)	5.00%	06/01/2044	2,300	2,143,144
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(g)	5.00%	06/01/2034	500	515,196
Series 2024, RB(g)	5.00%	06/01/2044	750	703,822
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,757,659
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,369,917
California (State of) Health Facilities Financing Authority (EL Camino Health); Series 2025 C, Ref. RB, VRD (LOC - U.s. Bank N.A.)(b)(c)	1.55%	02/01/2055	10,000	10,000,000
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2040	700	707,613
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	500,874
Series 2014 A, RB	5.00%	10/01/2030	700	701,133
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,421,687
Series 2014 B, RB	5.00%	10/01/2044	5,000	4,984,145
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,881,497
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,552,430
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	7,702	7,811,529
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,244	4,948,840
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(e)(f)(g)	9.50%	01/01/2035	2,000	1,839,077
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,546,851
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	797,960
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	936,406
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	760,505
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	933,564
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,095,425
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,003,957
California (State of) Municipal Finance Authority (Bold Program); Series 2021 A, RB	4.00%	09/01/2051	1,500	1,200,164
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS -BAM)(a)	5.00%	05/15/2033	6,385	6,660,618
Series 2018, RB	5.00%	05/15/2037	2,500	2,548,122
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS -BAM)(a)	5.00%	05/15/2032	2,120	2,222,472
Series 2018, RB (INS -BAM)(a)	5.00%	05/15/2033	2,000	2,086,333
Series 2018, RB (INS -BAM)(a)	5.00%	05/15/2034	1,260	1,308,255
Series 2018, RB (INS -BAM)(a)	5.00%	05/15/2036	1,900	1,954,182
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,083,810
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,488,622
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,581,259
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,039,346
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,525,665
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,796,679
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,041,089
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,016,743
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,208,677
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2036	$1,410	$1,485,729
Series 2024, Ref. RB	5.00%	11/15/2037	10	10,473
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	2,843,073
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	4,843,576
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2033	8,385	8,535,086
Series 2018 A, RB(e)	5.00%	12/31/2034	6,500	6,581,595
Series 2018, RB(e)	5.00%	12/31/2035	2,700	2,725,078
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,203
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,054
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,014,386
Series 2017 A, RB	5.25%	11/01/2029	750	762,268
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities); Series 2016, Ref. RB (INS -BAM)(a)	5.00%	08/01/2033	1,580	1,607,510
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	1,045	1,072,461
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(g)	5.00%	06/01/2034	500	505,304
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	15,455	15,379,668
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(e)(g)(h)(i)	7.50%	07/01/2032	4,000	45,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(e)(g)(h)(i)	7.50%	07/01/2032	630	7,088
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(g)	5.00%	07/01/2030	5,000	5,020,998
Series 2012, RB(e)(g)	5.00%	11/21/2045	10,000	9,495,972
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(e)(g)	5.00%	07/01/2036	1,000	1,048,390
Series 2023, RB(e)(g)	5.00%	07/01/2037	2,500	2,602,614
Series 2023, RB(e)(g)	5.00%	07/01/2038	2,500	2,578,664
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	07/01/2039	1,500	1,516,647
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS -NATL)(a)(e)	5.50%	12/01/2026	1,030	1,049,918
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(e)	4.25%	12/01/2027	3,000	3,040,556
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	4.25%	07/01/2030	1,155	1,107,976
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(g)	6.25%	07/01/2054	12,900	13,140,851
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	3.13%	05/15/2029	670	659,995
Series 2021, RB(g)	5.00%	11/15/2036	500	486,311
Series 2021, RB(g)	5.00%	11/15/2051	1,400	1,182,204
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(g)	5.00%	06/15/2040	1,060	1,001,288
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(g)	5.00%	07/01/2036	600	583,548
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2029	45	45,084
Series 2007 B, RB (INS -NATL)(a)	4.25%	03/01/2026	5	5,007
Series 2007 B, RB (INS -NATL)(a)	5.00%	03/01/2027	50	50,109
California (State of) Public Works Board (Various Capital); Series 2024, Ref. RB	5.00%	09/01/2038	1,500	1,638,658
California (State of) School Finance Authority;
Series 2024 A, RB(g)	5.50%	06/01/2043	2,165	2,067,101
Series 2025, RN(g)	4.40%	12/01/2026	2,500	2,514,953
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(g)	5.00%	08/01/2040	3,000	2,938,662
California (State of) School Finance Authority (Classical Academies Oceanside); Series 2017 A, Ref. RB(g)	4.00%	10/01/2027	1,300	1,308,212
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(d)(g)	5.50%	07/01/2027	$220	$226,535
Series 2017, RB(g)	5.50%	07/01/2027	150	151,897
Series 2017, RB(g)	6.25%	07/01/2037	1,295	1,309,680
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2024, RB(g)	5.00%	07/01/2031	295	320,225
Series 2024, RB(g)	5.00%	07/01/2032	310	333,623
Series 2024, RB(g)	5.00%	07/01/2033	325	347,153
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(g)	5.00%	07/01/2032	1,705	1,724,813
California (State of) School Finance Authority (KIPP LA); Series 2015 A, RB(g)	5.00%	07/01/2035	500	500,286
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(g)	5.00%	06/01/2039	740	709,819
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2025	115	115,000
Series 2020 B, RB	4.00%	09/02/2026	115	115,629
Series 2024, RB	5.00%	09/01/2044	400	392,716
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2025, Ref. RB(g)	5.00%	11/01/2035	2,250	2,333,335
Series 2025, Ref. RB(g)	5.13%	11/01/2040	2,700	2,713,519
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	179,089
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS -AMBAC)(a)(e)	5.20%	06/01/2036	695	695,549
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	2,997,346
Series 2024 A, Ref. RB	5.00%	12/01/2039	3,045	3,259,046
Series 2024 A, Ref. RB	5.25%	12/01/2042	3,650	3,862,773
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2036	5,000	5,007,560
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,001,449
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(g)	5.00%	07/01/2029	1,495	1,532,279
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,517,556
Series 2021 C-1, RB	2.25%	09/02/2026	460	448,777
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	1,989,536
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,517,672
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,710	1,744,387
Series 2002 B, RB	6.00%	05/01/2043	750	751,481
Series 2002, RB	6.00%	05/01/2043	750	764,987
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 F, RB(f)	5.00%	11/01/2032	15,000	16,142,857
Series 2024, RB(f)	5.00%	10/01/2032	10,000	10,630,064
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	4,000	4,026,841
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS -BAM)(a)	4.00%	08/01/2035	200	206,222
Central Valley Energy Authority; Series 2025, RB(f)	5.00%	08/01/2035	5,000	5,374,491
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB(d)(f)	5.00%	09/12/2025	1,230	1,230,851
Series 2015 A, Ref. RB(d)(f)	5.00%	09/12/2025	950	950,657
Series 2015 A, Ref. RB(d)(f)	5.00%	09/12/2025	1,280	1,280,886
Series 2015 A, Ref. RB(d)(f)	5.00%	09/12/2025	900	900,623
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,502,577
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS -AMBAC)(a)	4.70%	04/01/2032	15	15,010
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,648,655
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Downey (City of), CA Community Development Commission (Downey Redevelopment); Series 1997, Ref. RB (INS -NATL)(a)	5.13%	08/01/2028	$20	$20,161
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	425	426,354
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,961
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,502
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	296,753
Series 2017, RB	5.00%	09/01/2029	175	181,618
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	1,000	1,027,302
Series 2024, RB	5.00%	09/01/2044	2,210	2,209,538
Fresno (City of), CA; Series 2023 A, Ref. RB (INS -BAM)(a)(e)	5.00%	07/01/2053	6,570	6,445,036
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2030	675	702,372
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2031	1,000	1,037,544
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2032	500	517,186
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(d)	5.00%	06/01/2027	1,850	1,940,442
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	227,108
Series 2021, Ref. RB	4.00%	09/01/2028	255	261,517
Series 2021, Ref. RB	4.00%	09/01/2032	335	339,550
Series 2021, Ref. RB	4.00%	09/01/2035	400	396,009
Series 2021, Ref. RB	4.00%	09/01/2036	200	195,573
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	10/01/2031	1,675	1,687,141
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	10/01/2032	1,305	1,314,284
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	10	10,149
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,055,000
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,916
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,314
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	1,435	1,436,823
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,508,033
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,072,200
Independent Cities Finance Authority; Series 2014 A, Ref. RB	5.25%	05/15/2049	100	100,011
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2044	5,000	5,037,115
Irvine Ranch Water District; Series 2009 A, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.90%	10/01/2041	9,470	9,470,000
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	102,130
Series 2021 A, RB	4.00%	09/01/2033	100	100,659
Series 2021 A, RB	4.00%	09/01/2034	165	165,533
Series 2021 A, RB	4.00%	09/01/2036	180	177,102
Series 2021 A, RB	4.00%	09/01/2039	135	125,972
Series 2021 A, RB	4.00%	09/01/2040	140	128,710
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	513,651
Long Beach (City of), CA;
Series 2017 A, RB(e)	5.00%	05/15/2040	16,080	16,205,186
Series 2019, RB(e)	5.00%	05/15/2038	3,000	3,049,766
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	10	10,024
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	110,317
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(e)	5.00%	05/15/2047	$2,000	$1,974,314
Series 2017, Sub. RB(e)	5.00%	05/15/2041	16,580	16,589,663
Series 2018 B, Ref. RB(e)	5.00%	05/15/2034	1,000	1,028,970
Series 2018 C, RB(e)	5.00%	05/15/2038	1,770	1,788,002
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 D, Ref. RB(e)	5.00%	05/15/2030	9,000	9,605,348
Series 2018, Ref. RB(e)	5.00%	05/15/2048	1,625	1,602,073
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,002,847
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,529,411
Series 2021 A-1, Ref. VRD RB(b)	1.75%	07/01/2050	20,000	20,000,000
Series 2021 A-2, VRD RB(b)	3.30%	09/02/2025	5,000	5,000,000
Series 2023 F-2, Ref. VRD RB(b)	3.00%	07/01/2047	5,000	5,000,000
Los Angeles Unified School District (Election of 2004); Series 2025, GO Bonds	5.00%	07/01/2043	5,000	5,295,202
Los Angeles Unified School District (Green Bonds); Series 2024 QRR, GO Bonds	5.00%	07/01/2042	5,000	5,333,764
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS -NATL)(a)	5.75%	03/15/2028	290	299,220
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	629,696
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGI)(a)	5.00%	09/01/2027	1,285	1,287,384
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	348,319
Series 2018 B, RB	5.00%	09/01/2033	250	254,705
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(b)	2.08%	07/01/2047	2,090	2,090,000
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2036	310	314,079
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2037	495	497,887
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2039	470	464,620
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2040	600	588,845
Mountain View (City of), CA; Series 2004 A, RB (INS -NATL)(a)	4.50%	06/01/2026	10	10,015
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	305,641
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGI)(a)	4.00%	08/01/2045	4,000	3,610,219
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	660	618,717
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	660	661,068
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,170
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,213
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	249,536
Series 2024, RB	5.00%	09/01/2032	240	261,162
Series 2024, RB	5.00%	09/01/2033	250	271,174
Series 2024, RB	5.00%	09/01/2034	265	286,937
Series 2024, RB	5.00%	09/01/2039	525	540,893
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,000,381
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,372,301
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGI)(a)	5.00%	06/01/2029	2,000	2,003,312
Series 2014, Ref. RB (INS - AGI)(a)	5.00%	06/01/2032	1,250	1,251,984
Series 2014, Ref. RB (INS - AGI)(a)	5.00%	06/01/2033	1,500	1,502,370
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	290,000
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	302,664
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	320,627
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	257,878
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	277,576
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	294,911
Palm Springs Unified School District; Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	$1,625	$1,537,734
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,638,505
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	5,364,672
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,022,080
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,421
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,821,586
Series 2013, Ref. RB	5.25%	09/01/2033	200	202,711
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	5	5,070
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,109
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,982
Regents of the University of California Medical Center; Series 2007 B-2, VRD Ref. RB(b)	3.40%	05/15/2032	1,765	1,765,000
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	4,050	4,067,097
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	500,853
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,058,002
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	165	167,911
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2035	1,000	1,133,576
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2036	1,000	1,120,160
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2037	1,000	1,107,898
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	500,939
Series 2020, RB	4.00%	09/01/2037	500	481,035
Series 2020, RB	4.00%	09/01/2040	350	319,665
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	288,038
Series 2021, RB	4.00%	09/01/2036	305	296,680
Series 2021, RB	4.00%	09/01/2037	320	306,997
Series 2021, RB	4.00%	09/01/2038	330	309,298
Series 2021, RB	4.00%	09/01/2039	345	315,598
Series 2021, RB	4.00%	09/01/2040	190	172,963
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,502,912
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,583,551
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,277,755
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,000
Series 2013, RB	5.00%	09/01/2026	440	440,665
Series 2013, RB	5.00%	09/01/2027	405	405,605
Series 2013, RB	5.00%	09/01/2028	500	500,732
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	323,134
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	681,464
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	236,655
Series 2020, RB	4.00%	09/01/2035	275	273,369
Series 2020, RB	4.00%	09/01/2037	320	308,152
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds	4.00%	08/01/2045	10,000	8,956,651
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,738,567
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	2,974,267
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS -BAM)(a)	5.00%	10/01/2039	1,900	1,902,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2025	$850	$850,000
Series 2013 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2026	470	470,553
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,474
Sacramento (County of), CA; Series 2018 C, Ref. RB(e)	5.00%	07/01/2037	6,000	6,101,503
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	549,148
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS -NATL)(a)	5.13%	12/01/2028	10	10,021
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGI)(a)	5.00%	09/01/2028	285	285,587
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,937
Series 2021, Ref. RB	4.00%	09/01/2027	100	101,923
Series 2021, Ref. RB	4.00%	09/01/2028	100	102,729
Series 2021, Ref. RB	4.00%	09/01/2029	100	102,925
Series 2021, Ref. RB	4.00%	09/01/2030	100	102,502
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2025	190	190,000
Series 2013, Ref. RB	5.13%	09/02/2026	205	207,239
Series 2013, Ref. RB	5.13%	09/02/2027	215	217,421
Series 2013, Ref. RB	5.25%	09/02/2028	225	227,650
Series 2013, Ref. RB	5.38%	09/02/2029	230	232,788
Series 2013, Ref. RB	5.38%	09/02/2030	240	242,591
Series 2013, Ref. RB	5.50%	09/02/2031	250	252,603
Series 2013, Ref. RB	5.50%	09/02/2032	270	272,619
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,000
Series 2013, Ref. RB	5.00%	09/01/2027	610	611,009
Series 2013, Ref. RB	5.00%	09/01/2028	640	641,025
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,966
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.25%	08/01/2047	6,255	6,354,561
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,252,675
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,001,962
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	20	20,035
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	5	5,100
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2024, Ref. RB(e)	5.25%	05/01/2044	4,250	4,341,228
Series 2016, RB(e)	5.00%	05/01/2046	10,000	9,827,683
Series 2017 A, RB(e)	5.00%	05/01/2047	3,630	3,564,769
Series 2018 D, RB(e)	5.00%	05/01/2043	13,015	13,002,062
Series 2019 A, RB(e)	5.00%	05/01/2036	5,000	5,135,325
Series 2019 A, RB(e)	5.00%	05/01/2044	11,000	11,002,378
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(g)	5.00%	09/01/2027	150	156,632
Series 2022 A, RB(g)	5.00%	09/01/2032	400	430,905
Series 2022 B, RB(g)	5.00%	09/01/2032	315	339,338
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2019, Ref. RB(e)	5.00%	01/01/2047	1,875	1,846,366
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	945,712
San Jose (City of), CA;
Series 2017 A, Ref. RB(e)	5.00%	03/01/2035	500	507,011
Series 2017 A, Ref. RB(e)	5.00%	03/01/2036	1,000	1,011,658
Series 2017 A, Ref. RB(e)	5.00%	03/01/2037	3,765	3,800,793
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.10%	01/01/2031	25	25,009
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS -AMBAC)(a)(e)	5.10%	12/01/2032	3,180	3,180,333
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	6,525	6,534,565
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGI)(a)	4.25%	10/15/2026	5	5,007
Santa Barbara (County of), CA; Series 2018 B, COP(e)	5.00%	12/01/2037	7,695	7,839,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(e)	5.85%	08/01/2031	$1,145	$1,147,788
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	3,975	3,976,702
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2025	925	926,406
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,232
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,835
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,478
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS -BAM)(a)	4.00%	09/01/2038	650	641,668
Series 2021 A, RB (INS -BAM)(a)	4.00%	09/01/2041	260	245,826
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2036	6,000	3,261,332
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS -NATL)(a)	5.00%	09/01/2030	25	25,056
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGI)(a)	5.63%	08/01/2029	770	771,744
South Pasadena (City of), CA; Series 2016, Ref. RB (INS -BAM)(a)	5.00%	10/01/2036	1,115	1,131,399
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,265,544
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGI)(a)	4.00%	10/01/2034	500	500,076
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(f)	5.00%	09/01/2030	8,140	8,627,663
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,196,392
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,029,635
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,830,556
Series 2019, Ref. RB	5.00%	06/01/2048	11,105	10,252,957
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,508
Series 2013, RB	5.00%	10/01/2026	415	415,463
Series 2013, RB	5.00%	10/01/2027	700	701,224
Series 2013, RB	5.00%	10/01/2028	1,465	1,467,516
Series 2013, RB	5.00%	10/01/2029	1,490	1,492,422
Tahoe-Truckee Unified School District; Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,056,135
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	221,824
Series 2021, Ref. RB	4.00%	09/01/2028	260	266,420
Series 2021, Ref. RB	4.00%	09/01/2030	300	307,645
Series 2021, Ref. RB	4.00%	09/01/2032	100	100,823
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,037,452
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,520,016
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	5	5,075
Series 2002, RB	6.25%	09/01/2032	25	25,051
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	28,728
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2025	445	445,000
Series 2013, Ref. RB	5.00%	09/01/2026	470	475,352
Series 2013, Ref. RB	5.00%	09/01/2027	490	495,672
Series 2013, Ref. RB	5.00%	09/01/2028	515	520,912
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,158,133
University of California;
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,502,325
Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5,000	5,520,113
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	5	5,066
Series 2003 A, RB	6.13%	09/01/2034	30	30,332
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,333,507
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,925,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGI)(a)	5.13%	12/01/2031	$20	$20,046
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB(d)	5.00%	09/01/2025	2,335	2,335,000
				805,082,381
Guam–0.12%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	994,787
Northern Mariana Islands–0.10%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(g)	5.00%	06/01/2030	860	850,325
Puerto Rico–1.31%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,595	2,628,811
Series 2002, RB	5.63%	05/15/2043	335	340,254
PR Custodial Trust; Series 2003 A, GO(j)	0.00%	03/15/2049	145	13,696
PRHTA Custodial Trust;
Series 2022 G, RB(h)	5.00%	12/06/2049	19	3,897
Series 2022 L, RB(h)	5.25%	12/06/2049	277	55,893
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	215	150,484
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	190,596
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	193,218
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	0	100
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	339,487
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	143,920
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	119,654
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	152,498
Subseries 2022, RN(j)	0.00%	11/01/2043	118	74,109
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	208	199,611
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	193	192,359
Series 2023 A, RB	6.63%	01/01/2028	1,472	1,468,339
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,056,819
Series 2018 A-1, RB	4.55%	07/01/2040	4	3,818
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5	1,580
Series 2018 A-1, RB(j)	0.00%	07/01/2051	5	1,167
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,592
Series 2018 A-1, RB	5.00%	07/01/2058	5	4,586
Series 2019 A-2, RB	4.54%	07/01/2053	46	39,675
Series 2019 A-2, RB	4.78%	07/01/2058	620	547,724
				10,925,887
Virgin Islands–0.04%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS -NATL)(a)	5.00%	10/01/2025	170	170,495
Series 2006, RN (INS -NATL)(a)	5.00%	10/01/2026	125	125,355
				295,850
Total Municipal Obligations (Cost $831,431,221)				818,149,230
			Shares
MuniFund Preferred Shares–0.24%
Nuveen California AMT-Free Quality Municipal Income Fund (Cost $2,000,000)(b)(g)			2,000,000	2,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC; Exit Facility(g)(k)	15.00%	02/28/2027	$725	$142,256
Puerto Rico–0.00%
AES Puerto Rico, Inc.(k)	12.50%	03/04/2026	11	10,479
Total U.S. Dollar Denominated Bonds & Notes (Cost $735,745)				152,735
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)(k)			32,378	0
TOTAL INVESTMENTS IN SECURITIES(l)–98.54% (Cost $834,166,966)				820,301,965
OTHER ASSETS LESS LIABILITIES–1.46%				12,137,856
NET ASSETS–100.00%				$832,439,821
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security subject to the alternative minimum tax.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $81,545,633, which represented 9.80% of the Fund’s Net Assets.

(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $111,878, which represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The aggregate value of these securities at August 31, 2025 was $52,088, which represented less than 1% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $834,166,966)	$820,301,965
Cash	360,882
Receivable for:
Investments sold	1,585,000
Fund shares sold	1,052,458
Interest	10,635,303
Investments matured, at value (Cost $4,552,842)	58,342
Investment for trustee deferred compensation and retirement plans	44,840
Other assets	98,959
Total assets	834,137,749
Liabilities:
Payable for:
Dividends	860,683
Fund shares reacquired	565,645
Accrued fees to affiliates	169,769
Accrued interest expense	5,736
Accrued trustees’ and officers’ fees and benefits	6,696
Accrued other operating expenses	44,559
Trustee deferred compensation and retirement plans	44,840
Total liabilities	1,697,928
Net assets applicable to shares outstanding	$832,439,821
Net assets consist of:
Shares of beneficial interest	$937,762,781
Distributable earnings (loss)	(105,322,960)
$832,439,821
Net Assets:
Class A	$245,639,089
Class C	$11,177,223
Class Y	$487,016,590
Class R6	$88,606,919
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	80,062,527
Class C	3,660,467
Class Y	158,394,245
Class R6	28,918,492
Class A:
Net asset value per share	$3.07
Maximum offering price per share (Net asset value of $3.07 ÷ 97.50%)	$3.15
Class C:
Net asset value and offering price per share	$3.05
Class Y:
Net asset value and offering price per share	$3.07
Class R6:
Net asset value and offering price per share	$3.06
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term California Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$16,129,187
Expenses:
Advisory fees	1,629,387
Administrative services fees	56,319
Custodian fees	3,582
Distribution fees:
Class A	309,313
Class C	62,934
Interest, facilities and maintenance fees	84,710
Transfer agent fees — A, C and Y	252,006
Transfer agent fees — R6	781
Trustees’ and officers’ fees and benefits	13,191
Registration and filing fees	31,743
Reports to shareholders	12,733
Professional services fees	44,047
Other	8,197
Total expenses	2,508,943
Less: Expense offset arrangement(s)	(471)
Net expenses	2,508,472
Net investment income	13,620,715
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,023,756))	(2,348,065)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(9,070,986)
Net realized and unrealized gain (loss)	(11,419,051)
Net increase in net assets resulting from operations	$2,201,664
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$13,620,715	$23,075,701
Net realized gain (loss)	(2,348,065)	(1,785,742)
Change in net unrealized appreciation (depreciation)	(9,070,986)	(1,650,154)
Net increase in net assets resulting from operations	2,201,664	19,639,805
Distributions to shareholders from distributable earnings:
Class A	(4,039,477)	(7,580,156)
Class C	(158,306)	(375,303)
Class Y	(8,334,535)	(13,506,620)
Class R6	(1,196,428)	(254,521)
Total distributions from distributable earnings	(13,728,746)	(21,716,600)
Share transactions–net:
Class A	(2,709,611)	(1,201,016)
Class C	(2,974,742)	(4,380,821)
Class Y	39,069,837	73,152,014
Class R6	77,825,136	4,483,258
Net increase in net assets resulting from share transactions	111,210,620	72,053,435
Net increase in net assets	99,683,538	69,976,640
Net assets:
Beginning of period	732,756,283	662,779,643
End of period	$832,439,821	$732,756,283
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term California Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$3.12	$0.05	$(0.05)	$0.00	$(0.05)	$3.07	0.02%	$245,639	0.79%(d)	0.79%(d)	0.77%(d)	3.25%(d)	25%
Year ended 02/28/25	3.13	0.10	(0.02)	0.08	(0.09)	3.12	2.71	252,437	0.81	0.81	0.78	3.21	25
Year ended 02/29/24	3.09	0.09	0.04	0.13	(0.09)	3.13	4.20	254,397	0.93	0.93	0.78	3.02	26
Year ended 02/28/23	3.27	0.07	(0.19)	(0.12)	(0.06)	3.09	(3.52)	290,093	0.83	0.83	0.77	2.30	59
Year ended 02/28/22	3.34	0.06	(0.06)	0.00 xx	(0.07)	3.27	0.04	344,777	0.80	0.80	0.76	1.66	29
Year ended 02/28/21	3.42	0.08	(0.08)	0.00	(0.08)	3.34	0.09	317,908	0.85	0.85	0.79	2.35	27
Class C
Six months ended 08/31/25	3.10	0.04	(0.05)	(0.01)	(0.04)	3.05	(0.35)	11,177	1.54 (d)	1.54 (d)	1.52 (d)	2.50 (d)	25
Year ended 02/28/25	3.11	0.08	(0.02)	0.06	(0.07)	3.10	1.94	14,388	1.56	1.56	1.53	2.46	25
Year ended 02/29/24	3.08	0.07	0.02	0.09	(0.06)	3.11	3.11	18,816	1.68	1.68	1.53	2.27	26
Year ended 02/28/23	3.25	0.05	(0.18)	(0.13)	(0.04)	3.08	(3.96)	26,082	1.58	1.58	1.52	1.55	59
Year ended 02/28/22	3.32	0.03	(0.05)	(0.02)	(0.05)	3.25	(0.71)	35,663	1.55	1.55	1.51	0.91	29
Year ended 02/28/21	3.40	0.05	(0.07)	(0.02)	(0.06)	3.32	(0.65)	46,761	1.60	1.60	1.54	1.60	27
Class Y
Six months ended 08/31/25	3.13	0.05	(0.06)	(0.01)	(0.05)	3.07	(0.16)	487,017	0.54 (d)	0.54 (d)	0.52 (d)	3.50 (d)	25
Year ended 02/28/25	3.13	0.11	(0.01)	0.10	(0.10)	3.13	3.30	455,283	0.56	0.56	0.53	3.46	25
Year ended 02/29/24	3.10	0.10	0.03	0.13	(0.10)	3.13	4.14	383,361	0.68	0.68	0.53	3.27	26
Year ended 02/28/23	3.28	0.08	(0.19)	(0.11)	(0.07)	3.10	(3.24)	382,868	0.58	0.58	0.52	2.55	59
Year ended 02/28/22	3.35	0.06	(0.05)	0.01	(0.08)	3.28	0.30	412,391	0.55	0.55	0.51	1.91	29
Year ended 02/28/21	3.43	0.09	(0.08)	0.01	(0.09)	3.35	0.35	340,628	0.60	0.60	0.54	2.60	27
Class R6
Six months ended 08/31/25	3.12	0.05	(0.05)	0.00	(0.06)	3.06	(0.14)	88,607	0.47 (d)	0.47 (d)	0.45 (d)	3.57 (d)	25
Year ended 02/28/25	3.12	0.11	(0.01)	0.10	(0.10)	3.12	3.36	10,649	0.50	0.50	0.47	3.52	25
Year ended 02/29/24	3.09	0.10	0.03	0.13	(0.10)	3.12	4.19	6,206	0.62	0.62	0.47	3.33	26
Year ended 02/28/23	3.27	0.08	(0.19)	(0.11)	(0.07)	3.09	(3.21)	4,570	0.52	0.52	0.46	2.61	59
Year ended 02/28/22	3.34	0.07	(0.06)	0.01	(0.08)	3.27	0.37	6,483	0.49	0.49	0.45	1.97	29
Year ended 02/28/21	3.41	0.09	(0.07)	0.02	(0.09)	3.34	0.70	10,792	0.53	0.54	0.47	2.67	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term California Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
17
Invesco Limited Term California Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.41%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory
18
Invesco Limited Term California Municipal Fund

agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $2,246 in front-end sales commissions from the sale of Class A shares and $11,766 and $2,258 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$818,149,230	$—	$818,149,230
MuniFund Preferred Shares	—	2,000,000	—	2,000,000
U.S. Dollar Denominated Bonds & Notes	—	—	152,735	152,735
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	820,149,230	152,735	820,301,965
Other Investments - Assets
Investments Matured	—	11,250	47,092	58,342
Total Investments	$—	$820,160,480	$199,827	$820,360,307
19
Invesco Limited Term California Municipal Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $136,597,889 and securities sales of $41,145,407, which resulted in net realized gains (losses) of $(1,023,756).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $471.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$23,498,776	$66,120,833	$89,619,609
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $204,847,808 and $178,617,680, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,345,985
Aggregate unrealized (depreciation) of investments	(22,592,718)
Net unrealized appreciation (depreciation) of investments	$(18,246,733)
Cost of investments for tax purposes is $838,607,040.
20
Invesco Limited Term California Municipal Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	13,395,527	$41,001,856	24,362,991	$76,063,002
Class C	352,487	1,075,251	461,074	1,433,152
Class Y	45,056,887	138,398,226	68,306,796	213,688,252
Class R6	26,638,244	81,304,562	2,210,742	6,911,418
Issued as reinvestment of dividends:
Class A	861,807	2,644,210	1,544,962	4,823,758
Class C	33,644	102,625	77,231	239,970
Class Y	1,591,915	4,886,836	2,445,774	7,654,158
Class R6	338,562	1,034,776	58,478	182,430
Automatic conversion of Class C shares to Class A shares:
Class A	532,943	1,630,961	906,844	2,829,837
Class C	(535,122)	(1,630,961)	(911,292)	(2,829,837)
Reacquired:
Class A	(15,679,047)	(47,986,638)	(27,203,193)	(84,917,613)
Class C	(826,797)	(2,521,657)	(1,037,871)	(3,224,106)
Class Y	(33,926,325)	(104,215,225)	(47,366,907)	(148,190,396)
Class R6	(1,476,237)	(4,514,202)	(837,613)	(2,610,590)
Net increase in share activity	36,358,488	$111,210,620	23,018,016	$72,053,435

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21
Invesco Limited Term California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal California Investment Grade 4-7 Years Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period(the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and
22
Invesco Limited Term California Municipal Fund

that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that there were only five funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings.   The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management regarding the Fund’s limited peer group.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
23
Invesco Limited Term California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
24
Invesco Limited Term California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTCAM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX ■ R6: ATFSX

2	Schedule of Investments
24	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
33	Approval of Investment Advisory and Sub-Advisory Contracts
35	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.64%
Alabama–3.82%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,125,261
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	13,089,284
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,397,631
Series 2024 A, RB(a)	5.25%	09/01/2032	2,815	2,979,617
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	17,500	17,529,041
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	12,530	12,619,424
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	4,041,707
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	22,905	23,143,824
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2037	2,345	2,489,465
Series 2024, Ref. RB	5.00%	10/01/2039	4,750	4,939,943
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	2,500	2,623,659
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	3,500	3,579,523
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(a)	3.30%	03/12/2026	3,500	3,509,342
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,215,545
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	3,500	3,541,647
				104,824,913
Alaska–0.24%
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2030	2,500	2,755,545
Alaska Municipal Bond Bank Authority; Series 2015, RB	5.25%	10/01/2036	60	60,070
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	1,980,972
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,910	1,790,192
				6,586,779
Arizona–2.25%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2022, Ref. RB	4.00%	07/01/2030	1,405	1,391,597
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(b)	4.50%	07/15/2029	1,250	1,222,239
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,106,793
Series 2023, RB	5.00%	11/01/2040	1,000	1,013,858
Glendale (City of), AZ; Series 2025, Ref. RB	5.00%	07/01/2032	2,580	2,923,522
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(b)	5.00%	02/15/2026	175	176,001
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	3,215	3,282,402
Series 2016, Ref. RB	5.00%	01/01/2035	2,795	2,849,160
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,061,990
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(b)	3.00%	07/01/2031	625	593,343
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	13,179,059
Series 2018, RB	5.00%	07/01/2042	4,500	4,547,028
Series 2023, RB	5.00%	07/01/2040	2,390	2,517,699
Phoenix Civic Improvement Corp.;
Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,183,455
Series 2025 C, Ref. RB	5.00%	07/01/2031	2,000	2,257,903
Pima (County of), AZ Industrial Development Authority (The) (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	564,787
Pinal (county of), AZ; Series 2025, RB (INS -BAM)(c)	5.00%	08/01/2032	1,000	1,133,160
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,013,530
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Tempe (City of), AZ; Series 2025, Ref. GO Bonds	5.00%	07/01/2029	$1,880	$2,064,078
University of Arizona (The) (Green Bonds); Series 2016 B, RB	5.00%	06/01/2042	2,515	2,549,549
University of Arizona Board of Regents;
Series 2015 D, RB(a)(d)	5.00%	09/17/2025	1,815	1,815,855
Series 2025, Ref. RB	5.00%	06/01/2029	1,000	1,094,186
University of Arizona Board of Regents (Social Bonds); Series 2022 A, RB	5.00%	07/01/2038	1,150	1,229,487
				61,770,681
California–3.60%
California (State of); Series 2023, GO Bonds	5.00%	09/01/2038	10,010	10,926,568
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(a)	5.25%	04/01/2030	6,000	6,425,488
Series 2024, RB(a)	5.00%	04/01/2032	5,250	5,609,994
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	338,131
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	315	303,942
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	238,167
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	9,936,560
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	14,028	14,227,362
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,416
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,673	5,672,954
Series 2023-1, RB	4.38%	09/20/2036	4,899	4,920,296
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	315	314,968
California Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024 E, RB(a)	5.00%	09/01/2032	3,750	4,020,868
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	2,000	2,013,421
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2029	1,000	1,110,444
Imperial Irrigation District; Series 2016 B-2, Ref. RB	5.00%	11/01/2041	1,680	1,696,333
Northern California Energy Authority; Series 2024, Ref. RB(a)	5.00%	08/01/2030	6,400	6,827,910
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	745	698,400
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,829,756
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,990	2,001,677
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,779,408
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,045,115
Series 2019, Ref. RB	5.00%	06/01/2048	825	761,701
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(e)	2.73%	10/01/2049	2,600	2,600,000
University of California; Series 2016 AR, Ref. RB	5.00%	05/15/2041	4,500	4,528,358
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,067,611
				98,899,848
Colorado–2.04%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2025, GO Bonds	5.50%	12/01/2035	2,000	2,375,866
Adams & Weld Counties School District No. 27J Brighton; Series 2015, GO Bonds	5.00%	12/01/2040	1,040	1,042,032
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,815,504
Arapahoe County School District No. 5 Cherry Creek; Series 2024, GO Bonds	5.25%	12/15/2041	1,700	1,843,611
Colorado (State of); Series 2017 J, COP	5.25%	03/15/2042	1,250	1,267,463
Colorado (State of) Bridge & Tunnel Enterprise; Series 2025 A, RB (INS - AGI)(c)	5.00%	12/01/2029	1,000	1,099,863
Colorado (State of) Department of Transportation; Series 2017, COP	5.00%	06/15/2041	3,730	3,749,466
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $1,000,000)(f)	2.13%	05/15/2028	1,000	973,037
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,014,402
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,010,159
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado Springs (City of), CO;
Series 2025 A, RB	5.00%	11/15/2032	$1,500	$1,710,065
Series 2025 A, RB	5.00%	11/15/2042	2,000	2,112,845
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,378
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,589,917
Series 2023 A, Ref. RB	5.00%	11/15/2038	1,000	1,072,693
Series 2023 A, Ref. RB	5.00%	11/15/2039	1,900	2,022,183
Series 2023 A, Ref. RB	5.00%	11/15/2040	2,375	2,512,595
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	2,970,520
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(b)	3.75%	12/01/2029	483	470,642
Fort Collins Urban Renewal Authority;
Series 2025, Ref. RB	5.00%	12/01/2029	1,345	1,457,272
Series 2025, Ref. RB	5.00%	12/01/2030	2,720	2,978,927
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS -BAM)(c)	5.50%	12/01/2038	1,200	1,319,317
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,532,873
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,670	1,751,925
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS -BAM)(c)	5.00%	12/01/2039	470	488,002
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2040	500	511,431
Sheridan (City of), CO; Series 2017, GO Bonds	5.00%	12/01/2037	2,370	2,377,163
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,744,679
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	5,895	5,962,287
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(b)	6.00%	12/01/2038	1,000	1,012,322
				55,914,439
Connecticut–0.76%
Connecticut (State of);
Series 2025 A, GO Bonds	5.00%	03/15/2028	2,000	2,133,504
Series 2025 A, GO Bonds	5.00%	03/15/2029	1,500	1,635,990
Series 2025 A, GO Bonds	5.00%	03/15/2030	750	832,228
Connecticut (State of) (Transportation Infrastructure); Series 2016 A, RB	5.00%	09/01/2036	4,000	4,046,370
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2025, RB(a)	5.00%	07/01/2030	5,000	5,546,234
Connecticut (State of) Housing Finance Authority; Series 2020 E-1, Ref. RB	3.00%	11/15/2050	1,055	1,042,548
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP -GNMA)	5.50%	11/15/2052	5,465	5,757,421
				20,994,295
Delaware–0.15%
Delaware (State of) Economic Development Authority (Delmarva Power & Light); Series 2020, Ref. RB	3.60%	01/01/2031	4,000	4,121,100
District of Columbia–1.41%
District of Columbia;
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,034,371
Series 2025 A, Ref. RB	5.00%	06/01/2028	3,000	3,216,178
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,317,289
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	300	309,386
District of Columbia Water & Sewer Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,101,912
Series 2024 B, Ref. VRD RB(e)	2.25%	10/01/2054	12,300	12,300,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	1,250	1,260,395
Series 2018, RB	5.00%	07/01/2037	1,000	1,019,534
Series 2018, RB	5.00%	07/01/2043	11,000	11,069,225
				38,628,290
Florida–6.06%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,816,322
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group);
Series 2023, Ref. RB	5.00%	04/01/2038	$1,715	$1,822,634
Series 2024, Ref. RB	5.00%	04/01/2037	3,565	3,869,873
Series 2024, Ref. RB	5.00%	04/01/2039	5,000	5,311,105
Broward (County of), FL School Board; Series 2025, Ref. GO Bonds (INS - AGI)(c)	5.00%	07/01/2030	1,000	1,110,207
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,794,443
Capital Trust Agency, Inc. (UF Health Projects);
Series 2025 A, Ref. RB	5.00%	12/01/2030	2,000	2,179,001
Series 2025 A, Ref. RB	5.00%	12/01/2032	3,000	3,295,324
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(b)	5.00%	07/01/2039	1,480	1,423,499
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	1,155	1,053,653
Creekview Community Development District (Phase 2); Series 2024, RB	4.60%	05/01/2031	750	757,468
Duval County (County of), FL School Board;
Series 2025 A, Ref. COP (INS - AGI)(c)	5.00%	07/01/2029	1,400	1,529,548
Series 2025 A, Ref. COP (INS - AGI)(c)	5.00%	07/01/2030	1,000	1,108,288
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,046,787
Escambia (County of), FL School Board; Series 2025 A, COP	5.00%	02/01/2032	885	994,626
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(b)	5.25%	06/15/2029	1,200	1,205,001
Florida Housing Finance Corp.;
Series 2018 2, RB (CEP -GNMA)	4.25%	01/01/2050	1,090	1,099,584
Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,935	3,230,615
Florida Municipal Power Agency; Series 2025, Ref. RB	5.00%	10/01/2031	2,000	2,240,441
Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2042	3,630	3,642,723
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,728,074
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,844,573
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	9,999,447
JEA Electric System; Series 2024 A, Ref. RB	5.00%	10/01/2039	500	537,524
JEA Water & Sewer System; Series 2008 A-2, VRD RB (LOC - Sumitomo Mitsui Banking)(e)(g)	2.73%	10/01/2042	10,920	10,920,000
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,163,110
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,007,920
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	532,548
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,020,780
Series 2022 A, GO Bonds (INS -BAM)(c)	5.00%	03/15/2041	1,865	1,948,142
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,304,002
Series 2016 A, Ref. RB	5.00%	10/01/2041	10,135	10,136,272
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,119,386
Series 2023 A, RB	6.00%	04/01/2029	1,525	1,704,607
Series 2024 B, RB	5.00%	10/01/2039	390	418,836
Series 2024, Ref. GO Bonds	5.00%	07/01/2042	4,450	4,653,764
Miami-Dade (County of), FL Expressway Authority; Series 2013 A, RB	5.00%	07/01/2033	1,000	1,001,006
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,580,375
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,227,293
Series 2016 A, Ref. RB	5.00%	10/01/2036	2,685	2,718,791
Orange (County of), FL School Board; Series 2016 C, Ref. COP(a)(d)	5.00%	08/01/2026	4,475	4,579,152
Orlando (City of), FL Utilities Commission;
Series 2025 A, RB	5.00%	10/01/2041	1,700	1,803,861
Series 2025 A, RB	5.00%	10/01/2042	1,000	1,051,371
Palm Beach County School District; Series 2025 A, Ref. COP	5.00%	08/01/2030	1,625	1,806,969
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	405	411,371
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	1,900	1,888,918
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,053,114
Port St Lucie (City of), FL; Series 2025, Ref. GO Bonds	5.00%	07/01/2032	1,560	1,762,543
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Seminole (County of), FL;
Series 2025 A, Ref. RB	5.00%	10/01/2031	$1,050	$1,181,852
Series 2025 A, Ref. RB	5.00%	10/01/2032	1,700	1,923,807
Series 2025, RB	5.00%	10/01/2029	1,450	1,593,033
Series 2025, RB	5.00%	10/01/2030	1,100	1,226,213
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,016,747
South Florida Water Management District;
Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,050,097
Series 2016, Ref. COP	5.00%	10/01/2035	3,275	3,305,926
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group);
Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,011,480
Series 2025, RB(a)	5.00%	08/15/2030	3,000	3,239,342
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2025	180	179,581
Series 2021, Ref. RB	4.00%	12/15/2026	185	183,551
Series 2021, Ref. RB	4.00%	12/15/2027	215	212,547
Series 2021, Ref. RB	4.00%	12/15/2028	200	196,986
Series 2021, Ref. RB	4.00%	12/15/2029	220	215,721
Series 2021, Ref. RB	4.00%	12/15/2030	200	194,396
Series 2021, Ref. RB	4.00%	12/15/2031	205	196,760
Tallahassee (City of), FL;
Series 2018, RB(a)(d)	5.00%	10/01/2025	1,075	1,077,134
Series 2018, RB(a)(d)	5.00%	10/01/2025	1,820	1,823,538
Series 2018, RB(a)(d)	5.00%	10/01/2025	1,910	1,913,713
Volusia County Educational Facility Authority; Series 2025, RB	5.00%	10/15/2032	3,000	3,371,041
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(b)	4.25%	05/01/2028	535	543,104
Series 2023, RB(b)	4.38%	05/01/2033	985	1,006,470
Series 2024, RB(b)	3.75%	05/01/2029	1,000	1,006,442
Series 2024, RB(b)	4.00%	05/01/2034	1,250	1,234,623
				166,358,995
Georgia–3.59%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	26,385	26,384,551
Atlanta (City of), GA (Green Bonds);
Series 2024, RB (INS - BAM)(c)	5.00%	11/01/2040	1,000	1,070,626
Series 2024, RB (INS - BAM)(c)	5.00%	11/01/2041	1,250	1,320,094
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(b)	5.00%	04/01/2034	1,500	1,503,026
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,570,997
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	5,950,489
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,249,896
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	680,871
Jackson (County of), GA; Series 2025, GO Bonds	5.00%	03/01/2030	500	555,394
Macon-Bibb (County of), GA; Series 2025, GO Bonds	5.00%	06/01/2031	1,000	1,121,285
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	21,193,041
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	5,073,160
Series 2022 C, RB(b)	4.00%	11/01/2025	2,990	2,992,138
Series 2022 C, RB(a)(b)	4.00%	11/01/2027	6,000	5,996,314
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,123,801
Series 2024 B, RB(a)	5.00%	03/01/2032	10,000	10,737,815
				98,523,498
Guam–0.04%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2031	270	296,156
Series 2025 A, RB	5.00%	07/01/2032	650	714,158
				1,010,314
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.55%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.00%	07/01/2038	$2,240	$2,384,940
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds(a)(d)	4.00%	10/28/2025	100	100,238
Series 2015 C, Ref. GO Bonds(a)(d)	4.00%	10/28/2025	4,980	4,991,868
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,792,421
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,032,527
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,682,680
				14,984,674
Idaho–0.14%
Canyon County School District No. 139 Vallivue; Series 2015 A, GO Bonds(a)(d)	5.00%	09/15/2025	775	775,674
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP -GNMA)	6.00%	07/01/2054	2,895	3,202,341
				3,978,015
Illinois–5.56%
Chicago (City of), IL; Series 2023 B, Ref. RB (INS - AG)(c)	5.00%	11/01/2039	1,250	1,301,430
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	2,500	2,509,864
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,800	3,801,298
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,503,145
Series 2017 B, Ref. RB	5.00%	01/01/2039	1,125	1,133,889
Series 2017 C, Ref. RB	5.00%	01/01/2041	1,000	1,003,711
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,722,905
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,107,087
Series 2017 D, RB	5.25%	01/01/2042	6,555	6,614,860
Series 2024 B, RB	5.00%	01/01/2039	1,350	1,443,044
Series 2024 B, RB	5.00%	01/01/2040	1,000	1,055,093
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS -NATL)(c)(h)	0.00%	12/01/2025	735	728,767
Chicago (City of), IL Midway International Airport; Series 2016 B, Ref. RB	4.00%	01/01/2034	1,000	1,000,344
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek;
Series 2025, GO Bonds	5.00%	12/01/2031	1,175	1,314,500
Series 2025, GO Bonds	5.00%	12/01/2032	1,235	1,386,017
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,935,790
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,020,131
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,031,357
Series 2021 A, Ref. RB	5.00%	11/15/2030	1,600	1,766,950
Elmhurst Park District;
Series 2025, GO Bonds	5.00%	12/15/2041	500	525,988
Series 2025, GO Bonds	5.00%	12/15/2042	1,000	1,040,634
Grundy Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2022, GO Bonds	5.00%	10/15/2028	1,480	1,575,276
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	501,678
Series 2016, GO Bonds	5.00%	06/01/2027	1,010	1,027,225
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,117,748
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	6,876,899
Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,811,574
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,990	2,072,935
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(a)(d)	5.00%	02/15/2027	425	440,501
Series 2016 C, Ref. RB	5.00%	02/15/2036	2,075	2,112,567
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(b)	4.30%	08/01/2028	935	947,405
Series 2023, Ref. RB(b)	5.25%	08/01/2038	1,300	1,343,864
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,503,858
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,651,858
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	$380	$391,093
Series 2017, Ref. RB	5.00%	08/01/2031	375	384,499
Series 2017, Ref. RB	5.00%	08/01/2033	470	479,070
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	6,440	6,443,421
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS -NATL)(c)(h)	0.00%	12/15/2032	15,000	11,435,979
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB(a)(d)	4.00%	09/09/2025	7,430	7,432,053
Illinois (State of) Regional Transportation Authority; Series 2004 A, RB (INS - AGI)(c)	5.75%	06/01/2029	2,050	2,245,983
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,173,988
Series 2015 A, RB	5.00%	01/01/2037	5,550	5,552,159
Series 2015 A, RB	5.00%	01/01/2040	6,500	6,500,162
Series 2015 B, RB	5.00%	01/01/2036	4,000	4,014,633
Series 2017 A, RB	5.00%	01/01/2042	5,825	5,847,467
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	1,000	1,006,515
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	279,647
Series 2020, Ref. RB	3.10%	01/01/2027	290	288,791
Series 2020, Ref. RB	3.25%	01/01/2028	305	305,303
Series 2020, Ref. RB	3.35%	01/01/2029	320	320,548
Series 2020, Ref. RB	3.50%	01/01/2030	330	330,188
Series 2020, Ref. RB	3.60%	01/01/2031	345	345,027
Series 2020, Ref. RB	3.70%	01/01/2032	490	487,351
Morton Grove-Niles Water Commission; Series 2018 A, GO Bonds	5.00%	12/01/2041	3,635	3,671,739
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGI)(c)	5.00%	12/01/2029	3,430	3,594,560
Railsplitter Tobacco Settlement Authority; Series 2017, RB(d)	5.00%	06/01/2026	5,135	5,233,984
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,568,774
Series 2017, Ref. RB	5.00%	01/01/2028	1,120	1,178,181
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg; Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	4,820	5,285,286
				152,726,593
Indiana–1.90%
Columbus (City of), IN; Series 2016, Ref. RB (INS -BAM)(c)	1.99%	02/15/2027	4,100	4,048,845
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016, RB	5.00%	10/01/2041	750	761,905
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	4,350	4,268,933
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,036,490
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	10,000	10,095,109
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,159,142
Purdue University; Series 2025 B, Ref. RB	5.00%	07/01/2042	1,270	1,332,692
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025, Ref. RB(a)	3.70%	06/01/2029	5,000	5,075,427
Whiting (City of), IN; Series 2008, RB(a)	4.20%	06/21/2035	12,400	12,497,165
				52,275,708
Iowa–1.54%
Iowa (State of) Finance Authority; Series 2021, RB (CEP -GNMA)	3.00%	07/01/2051	4,495	4,435,358
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(d)	4.00%	12/01/2032	10,000	10,705,749
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	25,105	25,537,602
Waterloo (City of), IA; Series 2024 D, GO Bonds	4.50%	06/01/2027	1,700	1,722,894
				42,401,603
Kansas–1.65%
Douglas (County of), KS; Series 2025 A, GO Bonds	5.00%	09/01/2042	1,810	1,885,887
Kansas (State of) Department of Transportation;
Series 2025 A, Ref. RB	5.00%	09/01/2029	3,000	3,305,931
Series 2025 A, Ref. RB	5.00%	09/01/2030	4,000	4,472,894
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	19,336,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Manhattan (City of), KS;
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2028	$2,275	$2,441,804
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2029	2,240	2,444,747
Shawnee County Unified School District No. 437 Auburn - Washburn; Series 2015, Ref. GO Bonds	4.00%	09/01/2026	1,690	1,691,781
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	5,245	5,245,049
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	1,908,002
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,476,847
				45,209,852
Kentucky–1.70%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	430	433,025
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,401,434
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,042,797
Kentucky (Commonwealth of) Property & Building Commission (No. 130); Series 2024 B, Ref. RB	5.00%	11/01/2029	1,000	1,100,108
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	2,880	3,011,636
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,153,948
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	15,000	16,163,334
Series 2025 A, Ref. RB(a)	5.25%	12/01/2029	6,500	6,923,211
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,767,620
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,283,596
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,261,397
				46,542,106
Louisiana–0.89%
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,055,574
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(i)	3.54%	05/01/2026	3,415	3,407,872
Series 2024 A, GO Bonds	5.00%	05/01/2031	2,190	2,450,236
Series 2025 B, RB	5.00%	05/01/2031	5,000	5,594,146
Series 2025 B, RB	5.00%	05/01/2032	5,000	5,639,305
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,675	3,969,086
New Orleans (City of), LA; Series 2015, RB	5.00%	06/01/2027	350	350,597
				24,466,816
Maryland–1.29%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,296,009
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,638,221
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,892,781
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,861,691
Series 2024, RB	4.13%	12/01/2043	1,000	891,625
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 A, RB	5.00%	08/15/2027	2,000	2,001,588
Series 2017 A, RB	5.00%	05/15/2042	3,125	3,126,531
Maryland Economic Development Corp.; Series 2025, Ref. RB(a)(b)	5.00%	03/27/2035	3,845	3,875,344
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(e)	2.25%	06/01/2027	11,755	11,755,000
				35,338,790
Massachusetts–1.70%
Boston (City of), MA; Series 2025 A, GO Bonds	5.00%	02/01/2030	2,200	2,468,877
Massachusetts (Commonwealth of);
Series 2025 E, GO Bonds	5.00%	08/01/2032	2,500	2,841,295
Series 2025 E, GO Bonds	5.00%	08/01/2042	2,000	2,110,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2016 A, Ref. RB(h)	0.00%	07/01/2031	$13,000	$10,740,609
Series 2025 B, RB	5.00%	07/01/2031	3,000	3,399,004
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB(a)(d)	5.00%	09/15/2025	1,750	1,751,523
Series 2025, RB	5.00%	07/01/2029	3,200	3,406,720
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2016, Ref. RB	5.00%	07/01/2035	1,905	1,918,178
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB(a)	5.00%	08/15/2031	2,750	2,986,100
Massachusetts (Commonwealth of) School Building Authority; Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,000,250
				46,622,885
Michigan–3.73%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,324,172
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2032	1,000	1,125,924
Clarkston Community Schools; Series 2025, GO Bonds	5.00%	05/01/2031	1,000	1,121,619
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2036	1,345	1,359,354
Series 2025 A, Ref. RB	5.00%	07/01/2032	3,000	3,387,521
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,519,247
Livonia Public Schools; Series 2016, GO Bonds (INS - AGI)(c)	5.00%	05/01/2040	4,365	4,384,272
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(a)(d)	5.00%	10/15/2025	3,750	3,761,278
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,565,530
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,481,214
Series 2025 I, Ref. RB	5.00%	04/15/2031	3,500	3,914,362
Michigan (State of) Finance Authority;
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,435	2,337,013
Series 2025 A, Ref. RB	5.00%	02/15/2030	1,680	1,857,238
Series 2025 A, Ref. RB	5.00%	08/15/2030	1,250	1,391,936
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,777,683
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,274,966
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,001,241
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,836,507
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	6,655	7,252,911
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,313,658
Rib Floater Trust; Series 2022-047, VRD RB(b)(e)	2.28%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,519,918
Rockford Public Schools;
Series 2016, Ref. GO Bonds	5.00%	05/01/2038	1,025	1,031,465
Series 2016, Ref. GO Bonds	5.00%	05/01/2039	1,025	1,030,528
Trenton Public Schools School District; Series 2018, GO Bonds	5.00%	05/01/2042	5,000	5,072,004
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2025, RB	5.00%	12/01/2029	1,000	1,098,593
Series 2025, RB	5.00%	12/01/2030	1,000	1,111,482
Series 2025, RB	5.25%	12/01/2043	1,000	1,053,570
Series 2025, Ref. RB	5.00%	12/01/2029	1,140	1,252,396
Series 2025, Ref. RB	5.00%	12/01/2030	1,000	1,111,482
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2015 D, RB (INS - AGI)(c)	5.00%	12/01/2040	9,325	9,326,830
Series 2018, RB	5.00%	12/01/2037	1,250	1,275,980
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,794,781
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,803,115
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,104,078
Series 2021 A, RB	5.00%	12/01/2039	1,855	1,937,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne State University;
Series 2016 A, Ref. RB	5.00%	11/15/2026	$2,750	$2,796,745
Series 2018 A, RB	5.00%	11/15/2036	1,120	1,124,255
				102,432,220
Minnesota–0.50%
Brainerd (City of), MN; Series 2025, RB	5.00%	05/01/2035	2,010	2,027,684
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,216,461
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,811,546
Minnesota (State of) Health & Education Facilities Authority (ST. OLAF College); Series 2025	5.00%	12/01/2032	500	558,350
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007, VRD RB (LOC - U.s. Bank N.A.)(e)(g)	2.45%	04/01/2037	1,555	1,555,000
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,539,904
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2038	1,000	1,067,766
Western Minnesota Municipal Power Agency; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,834,735
				13,611,446
Mississippi–0.68%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,434,835
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,032,117
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities); Series 2024, Ref. RB	5.00%	08/01/2041	1,195	1,251,491
Warren (County of), MS; Series 2018, Ref. RB	4.00%	09/01/2032	5,000	5,080,904
				18,799,347
Missouri–2.11%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,525	3,574,528
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,614,941
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,105	1,014,508
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	2,615	2,623,093
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,800	1,804,923
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,207,660
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,202,763
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	614,309
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	122,053
Series 2025, Ref. RB(b)	6.00%	10/01/2045	1,635	1,571,450
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,189,999
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,774,493
North Kansas City School District No. 74 (Missouri Direct Deposit Program);
Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,677,298
Series 2025, GO Bonds	6.00%	03/01/2030	2,430	2,781,051
Pattonville R-3 School District;
Series 2018 A, GO Bonds	5.00%	03/01/2036	1,700	1,719,694
Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,118,334
Series 2018 A, GO Bonds	5.00%	03/01/2038	1,000	1,010,593
St. Charles (City of), MO;
Series 2024 A, GO Bonds	5.00%	03/01/2040	1,155	1,232,607
Series 2024 A, GO Bonds	5.00%	03/01/2041	2,500	2,649,600
St. Louis (City of), MO; Series 2005, RB (INS - NATL)(c)	5.50%	07/01/2029	4,000	4,445,917
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2038	4,000	4,039,632
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	830	830,343
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	5.00%	10/01/2033	$1,105	$1,097,291
				57,917,080
Nebraska–1.45%
Central Plains Energy Project; Subseries 2025 A-1, RB(a)	5.00%	08/01/2031	3,000	3,204,223
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	889,078
Douglas (County of), NE (Creighton University);
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,067,066
Series 2025, Ref. RB	5.00%	07/01/2029	1,000	1,086,424
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,368,038
Omaha (City of), NE Public Power District;
Series 2016 A, Ref. RB	5.00%	02/01/2041	1,810	1,814,652
Series 2017 A, Ref. RB	5.00%	02/01/2042	23,765	23,963,409
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,280,484
				39,673,374
Nevada–1.14%
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	7,150	7,149,769
Clark County School District; Series 2015 C, Ref. GO Bonds (INS -BAM)(c)	5.00%	06/15/2027	4,000	4,028,328
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,830,158
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,558,872
Las Vegas Valley Water District;
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	1,340	1,350,581
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,280	1,285,693
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,791,506
Nevada (State of); Series 2024 A, GO Bonds	6.00%	12/01/2028	2,190	2,418,430
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)	2.75%	06/15/2028	880	864,936
Washoe (County of), NV (Sierra Pacific Power Corp.); Series 2016, Ref. RB(a)	3.63%	10/01/2029	4,015	4,020,435
				31,298,708
New Hampshire–1.73%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1,728	1,718,514
Series 2025, RB	4.22%	11/20/2042	5,000	4,630,870
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	2,700	2,633,040
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,145	7,910,123
Series 2022-2A, RB	4.00%	10/20/2036	6,606	6,240,406
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	1,975	1,856,037
Series 2024-1A, RB	4.25%	07/20/2041	6,945	6,650,068
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,935	9,111,718
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(b)(h)	0.00%	04/01/2032	5,000	3,335,277
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,285,465
				47,371,518
New Jersey–2.53%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(d)	5.00%	12/15/2026	1,450	1,498,595
Series 2017 A, Ref. RB (INS - BAM)(c)	5.00%	07/01/2027	2,600	2,700,869
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,540,865
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2025 A, RB(a)	5.00%	07/01/2031	5,000	5,553,846
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,168,117
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,012,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	$5,195	$5,287,633
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	9,905	10,292,144
Series 2024 K, RB	6.00%	10/01/2055	3,205	3,491,009
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,089,406
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,829,313
Series 2023 AA, Ref. RB	5.00%	06/15/2040	3,500	3,637,324
Series 2024 AA, Ref. RB	5.00%	06/15/2040	4,515	4,719,953
New Jersey (State of) Turnpike Authority; Series 2025 B, RB	5.00%	01/01/2030	5,000	5,510,670
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson); Series 2024, RB	5.00%	01/01/2034	280	287,369
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,709,856
				69,328,978
New Mexico–0.71%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,413,552
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,571,094
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	1,320	1,320,750
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,300,099
				19,605,495
New York–7.17%
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,728,758
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,268,658
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,958,437
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,310,460
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,388,747
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2034	5,335	5,377,705
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	2.30%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,701,084
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,308,436
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	4,775,820
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(CPI Rate + 0.88%)(INS-FGIC)(c)(i)	3.59%	03/01/2026	2,725	2,725,519
Series 2006, RB (INS - FGIC)(CPI Rate + 0.89%)(INS-FGIC)(c)(i)	3.60%	03/01/2027	5,500	5,506,750
New York (City of), NY Municipal Water Finance Authority; Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,011,042
New York (City of), NY Transitional Finance Authority;
Series 2024 C, GO Bonds	5.00%	05/01/2039	10,000	10,747,232
Series 2024, RB	5.00%	05/01/2041	1,000	1,048,694
Subseries 2010 A-4, VRD RB(e)	2.25%	08/01/2039	5,000	5,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,830,278
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,046,535
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,033,118
New York (State of) (Green Bonds); Series 2021, Ref. RB	3.00%	04/01/2050	2,060	2,034,905
New York (State of) Dormitory Authority;
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	6,973,977
Series 2024 A, Ref. RB	5.00%	03/15/2043	5,250	5,416,247
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2043	2,615	2,649,863
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2031	1,500	1,665,133
Series 2025, Ref. RB	5.00%	07/01/2032	1,350	1,507,540
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2032	$1,125	$1,215,524
Series 2024, RB	5.00%	10/01/2033	1,445	1,557,865
Series 2024, RB	5.00%	10/01/2035	1,250	1,327,195
Series 2024, RB	5.00%	10/01/2036	3,100	3,255,347
New York (State of) Housing Finance Agency (Green Bonds); Series 2024, RB(a)	3.45%	11/01/2029	12,800	12,835,040
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	1,000	1,056,579
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2034	2,780	2,793,924
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,814,453
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,106,600
New York (State of), NY Housing Development Corp. (Green Bonds); Series 2022 B-2, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,005	18,008,351
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	3,465	3,466,944
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,807,234
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	917,358
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,503,965
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,020	1,032,849
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	12,515	10,923,913
Triborough Bridge & Tunnel Authority; Series 2008 B-3, RB(a)(d)	5.00%	11/15/2025	5,000	5,024,805
				196,662,884
North Carolina–1.92%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,554,318
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,015,147
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2029	13,000	14,144,577
Series 2025, Ref. RB	5.00%	03/01/2030	4,000	4,425,153
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2016 B, Ref. RB	5.00%	07/01/2042	4,900	4,951,799
North Carolina (State of) Housing Finance Agency; Series 2020, Ref. RB (CEP -GNMA)	3.00%	07/01/2051	3,660	3,636,374
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,259,723
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	203,288
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,627,249
Raleigh Housing Authority; Series 2025, RB(a)	2.95%	03/01/2029	3,910	3,910,000
				52,727,628
North Dakota–0.45%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,188,669
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	6,150	6,152,806
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,260	2,424,103
Series 2024 C, RB	6.25%	01/01/2055	1,430	1,600,889
				12,366,467
Ohio–3.13%
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2023, Ref. RB	5.00%	02/15/2038	10,000	10,735,197
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,217,218
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2041	1,550	1,630,885
Dayton-Montgomery County Port Authority (Liberty Assisted Living Springfield); Series 2025, RB(b)	6.63%	01/01/2045	2,640	2,662,047
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,690,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2037	$1,415	$1,514,428
Series 2024, Ref. RB	5.00%	12/01/2038	1,530	1,619,285
Series 2024, Ref. RB	5.00%	12/01/2041	965	998,369
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	4,380	4,323,488
Ohio (State of);
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,216,983
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,144,269
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,506,447
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,188,703
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	4,500	4,295,916
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,445,965
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,096,521
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.00%	10/01/2040	4,000	3,909,448
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,180,745
Series 2017, RB	5.00%	07/01/2042	4,605	4,629,084
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2025, Ref. RB	5.00%	02/01/2042	2,975	3,083,084
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP -GNMA)	4.10%	03/01/2042	535	504,729
Series 2018 A, RB (CEP -GNMA)	4.00%	09/01/2048	785	655,003
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,410,746
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	940	963,759
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,265	3,297,148
				85,920,053
Oklahoma–0.62%
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS -BAM)(c)	5.00%	10/01/2039	1,000	1,076,667
Series 2024, RB (INS -BAM)(c)	5.00%	10/01/2040	1,500	1,598,135
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2030	590	652,032
Series 2025 B, Ref. RB	5.00%	06/01/2031	475	529,664
Series 2025 B, Ref. RB	5.00%	06/01/2032	500	560,679
Oklahoma (State of) Turnpike Authority;
Series 2017 A, RB(d)	5.00%	01/01/2032	1,745	1,759,383
Series 2017 A, RB(d)	5.00%	01/01/2038	2,240	2,258,463
Series 2017 A, RB(d)	5.00%	01/01/2042	5,990	6,039,371
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2025, RB	5.00%	04/01/2042	1,315	1,383,458
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,038,908
				16,896,760
Ontario–0.09%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	2,660	2,612,752
Oregon–0.94%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,333,769
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	9,000	8,999,603
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,107,353
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,687,160
Oregon (State of) Lottery; Series 2022 A, RB	5.00%	04/01/2039	3,250	3,454,315
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2038	2,035	2,052,028
Portland (Port of), OR (Portland International Airport); Series 2025, Ref. RB	5.00%	07/01/2038	1,750	1,901,011
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	06/15/2035	$2,170	$2,232,815
				25,768,054
Pennsylvania–3.19%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(i)	3.33%	08/01/2027	1,000	997,283
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,219,722
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,635,119
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2040	1,400	1,406,150
Series 2018, RB	5.00%	06/01/2043	5,000	5,057,917
Canonsburg-Houston Joint Authority (The); Series 2015 A, RB	5.00%	12/01/2040	1,360	1,363,333
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2026	2,000	2,036,904
Delaware (State of) River Port Authority; Series 2013, RB(a)(d)	5.00%	09/29/2025	10,500	10,519,397
Monroeville Finance Authority; Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,050,886
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(a)	4.10%	04/03/2028	7,000	7,164,785
Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,610,317
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,642,137
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2021-136, Ref. RB	3.00%	10/01/2051	5,804	5,777,800
Series 2021-137, RB	3.00%	10/01/2051	11,240	11,042,161
Series 2024-145A, RB	6.00%	10/01/2054	2,415	2,635,199
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS -BAM)(c)	4.13%	10/01/2048	5,005	4,351,485
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,051,615
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,586,505
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,160,377
Series 2025 B	5.00%	12/01/2040	1,000	1,066,875
Series 2025 B, RB	5.00%	12/01/2041	1,250	1,319,149
Pennsylvania State University (The); Series 2015 B, Ref. RB(a)(d)	5.00%	09/01/2025	1,000	1,000,000
Philadelphia (City of), PA;
Series 2017 A, Ref. RB	5.00%	07/01/2042	1,740	1,749,551
Series 2024 C, RB (INS - AGI)(c)	5.00%	09/01/2040	1,000	1,068,769
Series 2025 A, RB	5.00%	07/01/2031	635	712,865
Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	1,000	1,112,958
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025, RB	5.00%	03/01/2032	2,500	2,741,635
State College Area School District; Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,402,036
				87,482,930
Puerto Rico–0.90%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,250	4,305,374
Series 2002, RB	5.63%	05/15/2043	900	914,115
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,385,179
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,632	3,870,410
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,097,418
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS -SGI)(c)	5.00%	07/01/2026	4,000	4,000,148
Series 2007 TT, RB (INS -NATL)(c)	5.00%	07/01/2026	270	270,010
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	4,112	3,872,822
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,755	2,017,687
				24,733,163
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–1.23%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	$4,030	$4,231,824
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,327,120
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGI)(c)	5.25%	09/15/2029	750	751,766
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,818,825
Series 2015 B, Ref. RB	4.50%	06/01/2045	8,945	8,640,457
Series 2015 B, Ref. RB	5.00%	06/01/2050	9,325	8,965,897
				33,735,889
South Carolina–1.13%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,070,068
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,471
Corp ForGreer (City Improvement Projects);
Series 2025, RB	5.00%	09/01/2031	250	279,712
Series 2025, RB	5.00%	09/01/2032	250	280,927
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,483,432
South Carolina (State of) Housing Finance & Development Authority;
Series 2020 B, RB	3.25%	01/01/2052	1,455	1,453,529
Series 2021 A, RB	3.00%	01/01/2052	1,960	1,946,854
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	450	472,833
Series 2024, RB	5.00%	11/15/2033	400	417,142
Series 2024, RB	5.00%	11/15/2034	350	363,569
Series 2024, RB	5.00%	11/15/2035	375	385,154
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2020, RB(a)(d)	5.00%	10/01/2025	5,000	5,009,721
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(b)	5.00%	06/15/2034	2,215	2,322,543
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy); Series 2018 A, RB(b)	5.75%	06/15/2039	870	787,612
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(b)	5.00%	06/15/2034	1,355	1,399,214
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2041	2,000	2,003,345
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(c)	5.00%	12/01/2042	7,730	7,948,548
				30,980,674
Tennessee–1.89%
Chattanooga (City of), TN; Series 2015 C, Ref. RB(a)(d)	5.00%	09/01/2025	1,750	1,750,000
Clarksville (City of), TN;
Series 2025, Ref. RB	5.00%	09/01/2030	500	556,872
Series 2025, Ref. RB	5.00%	09/01/2031	1,000	1,121,189
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	3,999,684
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,486,078
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,354,555
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)(d)	4.00%	11/01/2025	7,420	7,438,189
Tennessee Housing Development Agency; Series 2015-2B, RB	3.45%	07/01/2029	2,580	2,580,721
West Wilson Utility Wilson County (District of), TN; Series 2015, Ref. RB(a)(d)	5.00%	11/14/2025	1,545	1,552,528
				51,839,816
Texas–11.13%
Allen Independent School District; Series 2016, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,004,812
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(a)(b)(d)	4.50%	09/03/2025	$1,400	$1,400,068
Series 2023, RB(a)(b)(d)	4.88%	09/03/2025	1,500	1,500,089
Series 2024, RB(b)	4.13%	06/15/2034	770	750,389
Series 2024, RB(b)	4.25%	06/15/2039	1,075	986,329
Series 2025, Ref. RB(b)	5.00%	06/15/2035	1,440	1,484,403
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2045	5,000	4,999,466
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,521,139
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,745,990
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,317,797
Bexar (County of), TX; Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	1,000	1,007,835
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,453,718
Boerne Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,290	4,396,428
Carrollton (City of), TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	1,940	2,063,848
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2025, Ref. RB (CEP -Texas Permanent School Fund)	5.00%	08/15/2029	1,850	2,014,190
Series 2025, Ref. RB (CEP -Texas Permanent School Fund)	5.00%	08/15/2030	2,000	2,204,572
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP -Texas Permanent School Fund)	5.00%	02/15/2029	1,800	1,934,989
Corpus Christi (City of), TX; Series 2025, Ref. RB	5.00%	07/15/2032	1,000	1,120,862
Corpus Christi Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2039	1,305	1,383,459
Dallas & Fort Worth (Cities of), TX;
Series 2022 B, Ref. RB	5.00%	11/01/2040	1,950	2,038,386
Series 2023 B, Ref. RB	5.00%	11/01/2031	2,645	2,969,803
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,763,866
Series 2024, RB	5.00%	11/01/2041	1,500	1,573,658
Dallas (City of), TX Independent School District; Series 2025 A-1, GO Bonds (CEP -Texas Permanent School Fund)(a)	5.00%	02/15/2026	6,440	6,508,225
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,000,635
Series 2022,GO Bonds	5.00%	02/15/2037	2,660	2,661,761
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,070,183
Series 2017, RB	5.00%	12/01/2036	6,850	6,964,454
Denton (County of), TX; Series 2025, GO Bonds	5.00%	07/15/2029	1,000	1,092,562
Ector County Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2030	4,005	4,432,242
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,073,336
El Paso Independent School District; Series 2017, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2042	3,750	3,773,848
Forney Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2041	3,800	3,933,187
Georgetown (City of), TX;
Series 2025, RB	5.00%	08/15/2028	1,200	1,287,350
Series 2025, RB	5.00%	08/15/2030	725	804,472
Harris (County of), TX;
Series 2007 C, Ref. GO Bonds (INS - AGI)(c)	5.25%	08/15/2031	3,395	3,859,345
Series 2015 A, Ref. GO Bonds(a)(d)	5.00%	10/01/2025	4,000	4,007,612
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2016, RB	5.00%	07/01/2038	2,675	2,691,971
Series 2024, Ref. RB	5.00%	07/01/2039	1,250	1,323,294
Series 2024, Ref. RB	5.00%	07/01/2040	1,000	1,050,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	$19,740	$19,753,688
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,180,264
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,207,223
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,009,919
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,073,845
Lewisville Independent School District;
Series 2025, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2029	1,750	1,920,495
Series 2025, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2030	1,750	1,949,573
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,221,795
Series 2019, Ref. RB	5.00%	05/15/2040	1,000	1,007,600
Series 2023, Ref. RB (INS - AGI)(c)	5.00%	05/15/2042	1,250	1,289,410
Lowry Crossing (City of), TX (Simpson Road Public Improvement);
Series 2025, RB(b)	4.25%	09/15/2030	289	291,371
Series 2025, RB(b)	4.75%	09/15/2035	320	322,332
Lubbock Independent School District; Series 2025 (CEP -Texas Permanent School Fund)	5.00%	02/15/2032	1,160	1,305,501
Medina Valley Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2042	1,445	1,506,896
Montgomery (County of), TX; Series 2018, RB	5.00%	09/15/2043	4,000	4,000,330
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, Ref. RB	4.25%	10/01/2030	7,000	7,026,343
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(b)	4.00%	08/15/2036	2,000	1,830,177
North Harris (County of), TX Regional Water Authority; Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,319,933
North Texas Tollway Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2039	3,140	3,148,472
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,223,837
Series 2017 B, Ref. RB	5.00%	01/01/2043	8,000	8,025,674
Pasadena Independent School District;
Series 2018, GO Bonds (CEP -Texas Permanent School Fund)(a)(d)	5.00%	02/15/2028	590	627,704
Series 2018, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2039	485	497,273
Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,353,907
Port Aransas Independent School District; Series 2023 A, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2036	1,380	1,508,316
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(e)	2.83%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,258,053
Red Oak Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2032	1,000	1,124,178
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,187,148
Series 2024 A, RB	5.00%	02/01/2041	1,000	1,042,019
San Antonio (City of), TX Water System; Series 2016 C, Ref. RB	5.00%	05/15/2041	5,750	5,804,929
Sienna Management District; Series 2021, GO Bonds (INS -BAM)(c)	2.00%	10/15/2030	555	494,121
Socorro Independent School District; Series 2018, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,581,364
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/01/2037	1,000	1,073,293
Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,393,799
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	19,913,850
Temple (City of), TX;
Series 2025, Ref. GO Bonds	5.00%	08/01/2028	2,145	2,296,041
Series 2025, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,089,185
Texarkana Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,490,125
Texas (State of); Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	23,700	23,719,394
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds(a)(d)	5.00%	10/01/2025	$3,100	$3,105,899
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,001,209
Texas (State of) Public Finance Authority;
Series 2023, RB (INS -BAM)(c)	5.25%	05/01/2036	700	748,151
Series 2023, RB (INS -BAM)(c)	5.25%	05/01/2037	500	528,978
Series 2023, RB (INS -BAM)(c)	5.25%	05/01/2038	500	523,740
Series 2023, RB (INS -BAM)(c)	5.25%	05/01/2039	565	586,985
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,202,186
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,053,652
Tomball Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2040	2,450	2,617,685
Trophy Club (Town of ), TX (Public Improvement District No. 1); Series 2025, Ref. RB	5.00%	09/01/2028	1,000	1,030,383
Waco Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2039	1,000	1,060,122
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS -BAM)(c)	5.00%	08/15/2030	1,000	1,041,815
				305,565,807
Utah–0.61%
Downtown Revitalization Public Infrastructure District; Series 2025, RB	5.00%	06/01/2029	1,100	1,193,308
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2031	2,000	2,240,692
Series 2025, RB	5.00%	03/15/2032	1,800	2,029,401
Salt Lake City (City of), UT;
Series 2017 B, RB	5.00%	07/01/2042	7,100	7,120,445
Series 2025 B, RB	5.25%	07/01/2042	1,305	1,386,258
Utah Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2032	2,500	2,851,603
				16,821,707
Vermont–0.41%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,006,214
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,130,901
				11,137,115
Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(b)(d)	5.00%	09/01/2025	1,500	1,500,000
Virginia–0.89%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGI)(c)	5.00%	07/01/2041	4,910	4,925,359
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(d)	5.00%	07/01/2026	5,000	5,107,483
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	2,000	1,821,329
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,185,946
Series 2023, RB	6.50%	09/01/2043	3,250	3,511,012
Virginia Port Authority;
Series 2025, RB	5.00%	07/01/2031	1,000	1,118,617
Series 2025, RB	5.00%	07/01/2032	1,000	1,127,853
Wise County Industrial Development Authority; Series 2009, RB(a)	3.13%	10/01/2030	3,500	3,504,735
				24,302,334
Washington–4.54%
Island County Consolidated School District No. 206 South Whidbey;
Series 2025 (CEP -Oregon School Bond Guaranty)	5.00%	12/01/2039	1,000	1,073,181
Series 2025, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	12/01/2041	1,000	1,053,559
King County School District No. 407 Riverview; Series 2014, Ref. GO Bonds (CEP -Oregon School Bond Guaranty)	4.00%	12/01/2025	1,600	1,601,598
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	12/01/2039	3,795	3,839,940
North Thurston Public Schools; Series 2024, Ref. GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	12/01/2029	1,160	1,280,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Pierce County School District No. 403 Bethel; Series 2024, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	12/01/2042	$1,585	$1,662,434
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program); Series 2016, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	12/01/2036	1,800	1,806,606
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,544,405
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,556,563
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,394,201
Snohomish (County of), WA Public Utility District No. 1; Series 2015, RB(a)(d)	5.00%	12/01/2025	2,775	2,792,527
Snohomish County Public Utility District No.1 Generation System Revenue;
Series 2025 B, Ref. RB	5.00%	12/01/2032	1,065	1,209,234
Series 2025 B, Ref. RB	5.00%	12/01/2039	1,670	1,814,422
Series 2025 B, Ref. RB	5.00%	12/01/2040	1,775	1,915,405
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	10,867,352
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2040	2,500	2,518,792
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,434,108
Series 2016 D, GO Bonds	5.00%	02/01/2041	3,425	3,434,784
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,170,620
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,246,535
Series 2025 A, GO Bonds	5.00%	08/01/2032	4,685	5,318,287
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	10,594,875
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,943,678
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,500,072
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,310,578
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,000,184
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,272	2,145,574
Series 2024-2, RB	4.22%	03/01/2050	5,967	5,603,391
Washington State Housing Finance Commission; Series 2025, RB	4.08%	11/20/2041	2,300	2,113,132
				124,746,805
West Virginia–0.09%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,169,483
Series 2023, RB	5.00%	06/01/2039	1,125	1,179,079
				2,348,562
Wisconsin–1.80%
Fox Valley Technical College District; Series 2025 B, GO Bonds	5.00%	12/01/2032	1,705	1,933,606
Public Finance Authority; Series 2025, RB(b)(h)	0.00%	12/15/2033	3,420	2,012,052
Public Finance Authority (Milo Farms Project); Series 2025, RB(b)(h)	0.00%	12/15/2039	5,000	1,652,613
Rice Lake Area School District; Series 2014, GO Bonds	3.00%	04/01/2026	1,025	1,025,072
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,756,809
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	6,650	6,693,090
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	504,397
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)	5.00%	08/01/2027	13,230	13,436,752
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2025, Ref. RB	5.00%	04/01/2041	1,000	1,037,433
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,002,114
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(b)	5.75%	07/01/2033	485	500,037
Series 2023, RB(b)	6.63%	07/01/2043	650	654,256
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(b)(h)	0.00%	12/15/2038	5,000	2,251,712
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	$840	$841,938
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings);
Series 2025, Ref. RB	5.00%	06/01/2030	750	786,284
Series 2025, Ref. RB	5.00%	06/01/2035	1,115	1,161,080
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,021,385
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	4,400	4,400,003
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,120	1,140,050
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(b)	5.63%	12/15/2030	1,676	1,679,211
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(b)	5.00%	07/15/2030	881	883,382
				49,373,276
Total Municipal Obligations (Cost $2,668,197,587)				2,679,741,036
			Shares
MuniFund Preferred Shares–1.21%
Nuveen AMT-Free Municipal Credit Income Fund, Series B(b)(e)			7,500,000	7,500,000
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(b)(e)			12,000,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund(b)(e)			13,800,000	13,800,000
Total MuniFund Preferred Shares (Cost $33,300,000)				33,300,000
TOTAL INVESTMENTS IN SECURITIES(j)–98.85% (Cost $2,701,497,587)				2,713,041,036
OTHER ASSETS LESS LIABILITIES–1.15%				31,637,434
NET ASSETS–100.00%				$2,744,678,470
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $131,239,675, which represented 4.78% of the Fund’s Net Assets.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(f)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Zero coupon bond issued at a discount.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(j)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,701,497,587)	$2,713,041,036
Cash	19,937,026
Receivable for:
Investments sold	3,032,018
Fund shares sold	2,400,628
Interest	31,109,279
Investment for trustee deferred compensation and retirement plans	219,806
Other assets	112,426
Total assets	2,769,852,219
Liabilities:
Payable for:
Investments purchased	19,552,631
Dividends	2,838,680
Fund shares reacquired	1,744,460
Accrued fees to affiliates	696,640
Accrued trustees’ and officers’ fees and benefits	4,311
Accrued other operating expenses	105,112
Trustee deferred compensation and retirement plans	231,915
Total liabilities	25,173,749
Net assets applicable to shares outstanding	$2,744,678,470
Net assets consist of:
Shares of beneficial interest	$2,878,983,972
Distributable earnings (loss)	(134,305,502)
$2,744,678,470
Net Assets:
Class A	$1,031,102,516
Class A2	$25,123,704
Class C	$22,358,368
Class Y	$1,184,603,509
Class R5	$617,313
Class R6	$480,873,060
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	94,642,869
Class A2	2,304,828
Class C	2,052,874
Class Y	108,782,603
Class R5	56,654
Class R6	44,157,622
Class A:
Net asset value per share	$10.89
Maximum offering price per share (Net asset value of $10.89 ÷ 97.50%)	$11.17
Class A2:
Net asset value per share	$10.90
Maximum offering price per share (Net asset value of $10.90 ÷ 99.00%)	$11.01
Class C:
Net asset value and offering price per share	$10.89
Class Y:
Net asset value and offering price per share	$10.89
Class R5:
Net asset value and offering price per share	$10.90
Class R6:
Net asset value and offering price per share	$10.89
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Limited Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$54,916,091
Expenses:
Advisory fees	3,149,570
Administrative services fees	198,102
Custodian fees	7,833
Distribution fees:
Class A	1,314,911
Class C	123,841
Transfer agent fees — A, A2, C and Y	928,027
Transfer agent fees — R5	321
Transfer agent fees — R6	42,048
Trustees’ and officers’ fees and benefits	20,981
Registration and filing fees	95,077
Reports to shareholders	61,342
Professional services fees	47,151
Other	24,433
Total expenses	6,013,637
Less: Expense offset arrangement(s)	(719)
Net expenses	6,012,918
Net investment income	48,903,173
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(476,293))	(9,246,596)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(15,934,589)
Net realized and unrealized gain (loss)	(25,181,185)
Net increase in net assets resulting from operations	$23,721,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$48,903,173	$100,747,740
Net realized gain (loss)	(9,246,596)	89,565
Change in net unrealized appreciation (depreciation)	(15,934,589)	(6,328,880)
Net increase in net assets resulting from operations	23,721,988	94,508,425
Distributions to shareholders from distributable earnings:
Class A	(17,797,354)	(37,726,982)
Class A2	(473,093)	(997,115)
Class C	(326,135)	(952,219)
Class Y	(21,205,640)	(41,435,163)
Class R5	(11,611)	(24,899)
Class R6	(9,299,753)	(21,219,121)
Total distributions from distributable earnings	(49,113,586)	(102,355,499)
Share transactions–net:
Class A	(36,375,181)	(91,600,249)
Class A2	(1,946,532)	(409,267)
Class C	(4,322,129)	(17,552,467)
Class Y	60,662,009	9,993,128
Class R5	(50,834)	(38,811)
Class R6	(77,362,685)	(20,788,153)
Net increase (decrease) in net assets resulting from share transactions	(59,395,352)	(120,395,819)
Net increase (decrease) in net assets	(84,786,950)	(128,242,893)
Net assets:
Beginning of period	2,829,465,420	2,957,708,313
End of period	$2,744,678,470	$2,829,465,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Limited Term Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$10.99	$0.18	$(0.09)	$0.09	$(0.19)	$10.89	0.79%	$1,031,103	0.59%(d)	0.59%(d)	— %	3.37%(d)	25%
Year ended 02/28/25	11.02	0.36	(0.02)	0.34	(0.37)	10.99	3.15	1,077,419	0.59	0.59	—	3.32	27
Year ended 02/29/24	10.94	0.34	0.08	0.42	(0.34)	11.02	3.94	1,172,249	0.59	0.59	—	3.15	60
Year ended 02/28/23	11.28	0.23	(0.37)	(0.14)	(0.20)	10.94	(1.21)	1,370,337	0.58	0.58	—	2.12	96
Year ended 02/28/22	11.52	0.12	(0.23)	(0.11)	(0.13)	11.28	(1.00)	1,505,388	0.62	0.62	0.58	1.05	23
Year ended 02/28/21	11.52	0.19	0.01	0.20	(0.20)	11.52	1.75	1,414,161	0.62	0.62	0.61	1.65	19
Class A2
Six months ended 08/31/25	11.00	0.20	(0.10)	0.10	(0.20)	10.90	0.92	25,124	0.34 (d)	0.34 (d)	—	3.62 (d)	25
Year ended 02/28/25	11.03	0.39	(0.02)	0.37	(0.40)	11.00	3.41	27,330	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.95	0.37	0.08	0.45	(0.37)	11.03	4.20	27,807	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.28	0.26	(0.36)	(0.10)	(0.23)	10.95	(0.87)	31,001	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.53	0.15	(0.25)	(0.10)	(0.15)	11.28	(0.84)	32,980	0.37	0.37	0.33	1.30	23
Year ended 02/28/21	11.53	0.22	0.01	0.23	(0.23)	11.53	2.00	32,880	0.37	0.37	0.36	1.90	19
Class C
Six months ended 08/31/25	10.99	0.14	(0.10)	0.04	(0.14)	10.89	0.42	22,358	1.34 (d)	1.34 (d)	—	2.62 (d)	25
Year ended 02/28/25	11.02	0.28	(0.02)	0.26	(0.29)	10.99	2.38	26,938	1.34	1.34	—	2.57	27
Year ended 02/29/24	10.94	0.26	0.08	0.34	(0.26)	11.02	3.17	44,610	1.34	1.34	—	2.40	60
Year ended 02/28/23	11.27	0.15	(0.36)	(0.21)	(0.12)	10.94	(1.86)	59,567	1.33	1.33	—	1.37	96
Year ended 02/28/22	11.52	0.04	(0.25)	(0.21)	(0.04)	11.27	(1.84)	75,669	1.37	1.37	1.33	0.30	23
Year ended 02/28/21	11.52	0.10	0.01	0.11	(0.11)	11.52	0.99	95,786	1.37	1.37	1.36	0.90	19
Class Y
Six months ended 08/31/25	10.99	0.20	(0.10)	0.10	(0.20)	10.89	0.92	1,184,604	0.34 (d)	0.34 (d)	—	3.62 (d)	25
Year ended 02/28/25	11.02	0.39	(0.02)	0.37	(0.40)	10.99	3.41	1,133,847	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.20	1,126,813	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.27	0.26	(0.36)	(0.10)	(0.23)	10.94	(0.87)	1,272,667	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.25)	(0.10)	(0.15)	11.27	(0.85)	1,162,937	0.37	0.37	0.33	1.30	23
Year ended 02/28/21	11.52	0.22	0.01	0.23	(0.23)	11.52	2.00	991,334	0.37	0.37	0.36	1.90	19
Class R5
Six months ended 08/31/25	11.00	0.20	(0.10)	0.10	(0.20)	10.90	0.91	617	0.36 (d)	0.36 (d)	—	3.60 (d)	25
Year ended 02/28/25	11.02	0.39	(0.01)	0.38	(0.40)	11.00	3.47	675	0.36	0.36	—	3.55	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.18	716	0.36	0.36	—	3.38	60
Year ended 02/28/23	11.28	0.26	(0.37)	(0.11)	(0.23)	10.94	(0.96)	774	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.24)	(0.09)	(0.15)	11.28	(0.75)	1,836	0.36	0.36	0.32	1.31	23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.23)	11.52	2.14	2,165	0.25	0.25	0.23	2.02	19
Class R6
Six months ended 08/31/25	10.99	0.20	(0.10)	0.10	(0.20)	10.89	0.95	480,873	0.28 (d)	0.28 (d)	—	3.68 (d)	25
Year ended 02/28/25	11.02	0.40	(0.02)	0.38	(0.41)	10.99	3.47	563,257	0.28	0.28	—	3.63	27
Year ended 02/29/24	10.94	0.38	0.08	0.46	(0.38)	11.02	4.26	585,514	0.28	0.28	—	3.46	60
Year ended 02/28/23	11.27	0.27	(0.36)	(0.09)	(0.24)	10.94	(0.81)	627,516	0.27	0.27	—	2.43	96
Year ended 02/28/22	11.51	0.16	(0.24)	(0.08)	(0.16)	11.27	(0.70)	519,924	0.31	0.31	0.27	1.36	23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.24)	11.51	2.08	347,684	0.30	0.30	0.28	1.97	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Limited Term Municipal Income Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is federal tax-exempt current income.
The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class A2 shares are closed to new investors. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,
28
Invesco Limited Term Municipal Income Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.300%
Over $500 million up to and including $1 billion	0.250%
Over $1 billion	0.200%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.23%.
29
Invesco Limited Term Municipal Income Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $20,152 and $12 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $39,749, $0 and $94 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $49,287,095 and securities sales of $34,219,476, which resulted in net realized gains (losses) of $(476,293).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $719.
30
Invesco Limited Term Municipal Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$98,579,876	$45,027,099	$143,606,975
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $663,047,241 and $615,668,198, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$24,428,218
Aggregate unrealized (depreciation) of investments	(13,806,234)
Net unrealized appreciation of investments	$10,621,984
Cost of investments for tax purposes is $2,702,419,052.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	9,572,159	$103,928,421	23,336,656	$256,539,564
Class A2	57,671	626,184	167,685	1,842,540
Class C	134,326	1,453,890	299,752	3,287,571
Class Y	26,667,527	289,172,787	38,513,942	422,803,624
Class R5	-	-	5,951	65,700
Class R6	5,208,607	56,546,212	15,015,161	164,833,616
Issued as reinvestment of dividends:
Class A	1,164,468	12,651,837	2,475,832	27,170,960
Class A2	19,481	211,754	39,911	438,329
Class C	23,588	256,160	68,464	751,135
Class Y	1,063,219	11,546,653	2,090,254	22,935,534
Class R5	547	5,948	1,252	13,740
Class R6	678,528	7,368,811	1,601,464	17,573,139
31
Invesco Limited Term Municipal Income Fund

Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	230,688	$2,504,971	1,086,064	$11,932,925
Class C	(230,709)	(2,504,971)	(1,086,567)	(11,932,925)
Reacquired:
Class A	(14,316,846)	(155,460,410)	(35,257,686)	(387,243,698)
Class A2	(256,662)	(2,784,470)	(244,635)	(2,690,136)
Class C	(325,146)	(3,527,208)	(879,351)	(9,658,248)
Class Y	(22,118,947)	(240,057,431)	(39,710,488)	(435,746,030)
Class R5	(5,238)	(56,782)	(10,813)	(118,251)
Class R6	(12,980,163)	(141,277,708)	(18,512,128)	(203,194,908)
Net increase (decrease) in share activity	(5,412,902)	$(59,395,352)	(10,999,280)	$(120,395,819)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts,  the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Investment Grade Short Intermediate Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund
33
Invesco Limited Term Municipal Income Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
34
Invesco Limited Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
35
Invesco Limited Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
LTMI-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ■ C: VMICX ■ Y: VMIIX ■ Investor: VMINX ■ R6: VKMSX

2	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
29	Approval of Investment Advisory and Sub-Advisory Contracts
32	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.43%
Alabama–3.21%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,148,224
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,122,773
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	15,024,892
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,833,765
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,017,352
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	643,500
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,000	5,067,288
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,460	6,484,149
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,097,848
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	21,312,837
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	9,071,487
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,836,215
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	4,892,514
				91,552,844
Alaska–0.50%
Municipality of Anchorage AK; Series 2025, RB (INS - AGI)(b)(f)(g)	5.25%	02/01/2050	14,120	14,311,251
Arizona–2.96%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	651,136
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	864,566
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	916,410
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	502,048
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,675,878
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	1,938,523
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,274,839
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,265	5,290,624
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,094,019
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,086,713
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,090,554
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,172,322
Series 2017, Ref. RB	5.00%	11/15/2036	2,550	1,979,983
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,492,446
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,424,169
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,473,491
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.25%	01/01/2053	12,280	12,724,843
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,180	3,326,683
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2059	3,860	3,279,184
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.25%	08/01/2054	10,990	11,060,539
				84,318,970
Arkansas–0.51%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(e)	4.75%	09/01/2049	5,000	4,622,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	$5,000	$4,857,035
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,031,964
				14,511,819
California–9.92%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	40	34,234
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	4,935,918
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	1,956,895
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(a)	5.00%	04/01/2032	7,500	8,014,276
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,267,618
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,234,690
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	27,695	4,868,994
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(h)	0.00%	06/01/2055	10,000	1,830,668
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	8,773	8,897,554
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,429	3,444,207
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(e)	9.50%	01/01/2035	10,000	9,195,384
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	10,000	9,744,070
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,173,271
Series 2012, RB(b)(e)	5.00%	11/21/2045	6,705	6,367,049
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	5,201,844
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	2,742,029
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,296,292
Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	5,614,595
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(h)	0.00%	06/01/2055	45,000	3,095,969
California Enterprise Development Authority; Series 2025, RB(g)	5.50%	11/01/2059	10,000	10,475,643
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(f)(h)	0.00%	08/01/2029	1,585	1,434,879
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2039	1,000	511,760
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	4,072,997
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	3,241,838
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	82,850	7,718,894
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGI)(f)	5.00%	08/01/2026	2,000	2,051,135
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2034	1,500	1,092,251
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,516
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	9,915,537
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	11,632,305
Series 2022 G, RB(b)	5.50%	05/15/2038	6,000	6,399,191
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,473,939
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,213,264
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2035	3,260	2,264,193
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,800	4,746,248
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	10,715,522
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2037	$1,170	$724,278
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2038	4,770	2,765,558
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2039	5,010	2,732,187
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2040	5,260	2,696,817
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2041	5,520	2,650,340
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	1,046,890
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	8,748,707
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	14,872,947
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	8,793,889
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	14,660,074
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(b)(g)(i)	5.25%	05/01/2055	10,000	10,089,853
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	1,595	1,595,115
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(j)	6.63%	08/01/2042	4,915	5,258,111
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	11,958,217
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,736,480
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	3,900	3,600,768
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,223,140
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	963,214
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(f)(h)	0.00%	08/01/2027	7,865	7,465,120
				282,763,374
Colorado–2.57%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	955,462
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,393,858
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,500	3,499,740
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	12,394,446
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2050	4,000	3,868,805
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	5,833,556
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS -BAM)(f)	4.25%	12/01/2049	2,250	1,931,817
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	15,427,138
Series 2021 A, RB	4.00%	08/01/2051	9,000	7,603,603
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	7,848,527
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,516,159
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,251,489
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,890,302
				73,414,902
Connecticut–0.32%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,616,115
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,029
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,606,002
				9,222,146
District of Columbia–3.46%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	6,665	5,926,044
Series 2025, GO Bonds(g)	5.25%	01/01/2048	6,820	7,021,264
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(k)	5.00%	04/01/2027	1,180	1,227,829
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	1,949,979
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(h)	0.00%	06/15/2046	$25,000	$5,465,600
Series 2006 C, RB(h)	0.00%	06/15/2055	34,000	3,059,762
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	8,512,833
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGI)(f)(h)	0.00%	10/01/2037	17,565	9,944,460
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	21,592,089
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)	5.00%	07/01/2047	11,675	11,835,235
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,466,076
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	7,823,469
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(g)(i)	5.50%	07/15/2060	9,350	9,747,142
				98,571,782
Florida–10.43%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	18,945	18,626,082
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,577,947
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,502,223
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	12,730,974
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	2,000	1,657,171
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,765,382
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(b)	6.13%	10/01/2055	1,375	1,388,427
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	4,951,614
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	6,000	3,720,000
Series 2024, Ref. RB (INS - AGI)(b)(f)	5.00%	07/01/2044	10,000	9,585,502
Series 2024, Ref. RB (INS - AGI)(b)(f)	5.25%	07/01/2053	15,125	14,384,562
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,900	9,000,554
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(b)(e)	10.00%	07/15/2028	5,000	3,100,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB(a)(b)(e)	10.00%	06/15/2026	2,500	2,125,137
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	8,567,320
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(a)(e)(k)	6.00%	09/04/2025	2,935	2,935,532
Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	4,400	3,638,984
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(l)	2.45%	10/01/2042	9,000	9,000,000
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	9,831,661
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	8,644,308
Series 2024, RB(b)	5.25%	10/01/2051	10,000	10,124,571
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,672,453)(c)(d)	6.00%	04/01/2038	4,763	59,535
JEA Water & Sewer System Revenue; Series 2025, RB(g)	5.25%	10/01/2055	11,070	11,388,601
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,050	3,171,161
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,856,294
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,757,713
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,354,245
Lee (County of), FL;
Series 2024, RB(b)	5.25%	10/01/2049	11,470	11,560,099
Series 2024, RB(b)	5.25%	10/01/2054	5,000	5,025,074
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,340,629
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,010,187
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,029,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	$15,000	$12,700,603
Series 2019, RB(b)	5.00%	10/01/2049	5,000	4,863,339
Series 2021, RB	4.00%	10/01/2051	5,000	4,251,420
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(f)	4.00%	10/01/2045	28,000	24,048,892
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	11,290	9,827,779
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(f)	5.00%	07/01/2035	3,350	3,353,549
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,219,558
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	10,000	10,104,616
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,009,291
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,950	1,986,948
Series 2025, RB	5.25%	11/01/2055	1,950	1,889,634
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(g)(i)	5.50%	10/01/2055	11,685	12,303,557
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,284,293
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	475,535
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	443,065
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	422,697
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	658,978
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	690,825
Series 2020 A, RB(h)	0.00%	09/01/2053	2,300	480,913
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(k)	6.00%	10/01/2029	3,000	3,363,762
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(e)	5.25%	05/01/2054	4,880	4,734,829
				297,525,066
Georgia–3.16%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,096,702
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	5,126,356
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(l)	2.45%	11/01/2052	10,000	10,000,000
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	10,530	10,300,440
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,481,607
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,674,840
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,529,949
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	2,996,995
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,296,995
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,371,403
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,355,186
Series 2024 B, RB(a)	5.00%	03/01/2032	7,565	8,123,157
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	8,720	9,136,736
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	7,210	6,749,889
				90,240,255
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	1,908,412
Idaho–0.18%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	5,265	5,247,313
Illinois–5.83%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,630,023
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,256,520
Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,190,989
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	$1,575	$1,576,205
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP -GNMA)(b)	6.13%	02/20/2042	1,100	1,100,076
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	210	147,193
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,506,537
Series 2022 A, RB(b)(g)(i)	5.25%	01/01/2053	15,000	14,999,822
Series 2022, RB(b)	5.00%	01/01/2048	5,000	4,910,497
Series 2024 A, RB(b)	5.50%	01/01/2059	10,750	10,950,446
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,015,994
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,563,080
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	6,627,969
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	461	435,060
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,238,394
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,114,050
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,928,020
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,893,416
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,515,451
Series 2024 B, GO Bonds	5.25%	05/01/2044	4,500	4,569,771
Series 2024 C, GO Bonds	4.00%	10/01/2048	8,750	7,120,749
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,355,061
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,481
Illinois (State of) Finance Authority; Series 2025, Ref. RB(e)	5.88%	09/01/2046	2,500	2,414,979
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(a)(k)	5.00%	02/15/2027	4,790	4,964,704
Series 2016 C, Ref. RB	5.00%	02/15/2041	5,210	5,246,389
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $3,567,533)(d)	5.00%	11/01/2035	3,430	2,375,275
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,327,980)(d)	5.00%	11/01/2040	2,245	1,554,663
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	772	549,802
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,275,706
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	966,627
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,000,101
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	10,000	10,005,312
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,434,244
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	2,630	2,634,980
Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2032	2,395	2,399,370
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,368,898
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)	5.80%	03/01/2037	1,500	165,000
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,050,078
				166,322,932
Indiana–0.79%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,555,184
Indiana Finance Authority; Series 2025, RB(g)	5.00%	10/01/2053	11,820	11,843,904
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,719,370
Series 2016, RB	5.00%	07/01/2041	1,500	1,504,021
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(e)	4.88%	01/01/2044	3,000	2,845,246
				22,467,725
Iowa–0.61%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,776,137
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(k)	5.00%	12/01/2032	10,215	11,598,905
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2036	$1,000	$970,989
				17,346,031
Kansas–0.05%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,391,084
Kentucky–1.75%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	447,666
Series 2019, Ref. RB	4.00%	02/01/2036	380	360,428
Series 2019, Ref. RB	4.00%	02/01/2037	375	352,342
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,009,234
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	4,947,594
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,700,554
Series 2015 A, RB	5.00%	07/01/2040	11,135	11,135,069
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,108,072
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,539,228
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	6,035,678
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	5,000	5,387,778
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,780,513
				49,804,156
Louisiana–1.71%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGI)(f)	4.00%	12/01/2038	6,000	5,899,555
Louisiana (State of); Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.)(l)(n)	2.25%	05/01/2043	5,000	5,000,000
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2059	15,470	15,052,876
Series 2024, RB(b)	5.75%	09/01/2064	6,030	6,020,627
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(k)	5.50%	05/15/2026	1,010	1,031,382
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	11,817,873
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,974,151
				48,796,464
Maryland–1.54%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,887,512
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,650,663
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,223,579
Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	3,875,940
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,362,921
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,002,450
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 B, RB(b)	5.25%	06/30/2047	11,500	11,139,224
Series 2022 B, RB(b)	5.25%	06/30/2055	4,315	4,073,092
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,939,961
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,416,539
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,199,052
				43,770,933
Massachusetts–1.02%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	1,500	1,507,601
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	$3,000	$3,020,747
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,113,427
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,010,080
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,894,870
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,007,960
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	6,515,651
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(g)	4.00%	06/01/2050	10,000	8,923,943
				28,994,279
Michigan–0.37%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,206,996
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,206,523
Series 2020, RB	5.00%	05/15/2055	2,520	2,080,138
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,176,581
				10,670,238
Minnesota–0.07%
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	1,998,550
Missouri–2.12%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGI)(b)(f)	5.00%	03/01/2049	11,975	11,779,835
Series 2019 B, RB(b)	5.00%	03/01/2054	10,265	9,903,321
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	986,818
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,513,847
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,429,988
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,035	3,641,094
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,013,071
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,200,968
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(g)	5.00%	11/15/2047	15,540	15,436,919
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,749,831
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	6,910,390
				60,566,082
Nebraska–1.01%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,672,109
Omaha (City of), Airport Authority; Series 2024, RB (INS - AGI)(b)(f)	5.25%	12/15/2054	11,480	11,563,432
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,259,505
Series 2021 A, RB (INS - AGI)(f)	4.00%	02/01/2051	5,000	4,287,906
				28,782,952
Nevada–0.34%
Clark County School District; Series 2025 A, GO Bonds (INS - AGI)(f)	3.00%	06/15/2044	2,500	1,938,956
Las Vegas Valley Water District; Series 2025, GO Bonds(g)	5.25%	06/01/2055	5,000	5,184,990
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,543,392
				9,667,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.89%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	$4,560	$4,534,339
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	970,732
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	593,225
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,452	6,094,920
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	1,001	940,652
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,967	4,555,859
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	10,235	5,597,178
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	2,100	2,141,251
				25,428,156
New Jersey–3.87%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(f)	5.75%	11/01/2028	4,935	5,194,317
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,115,967
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(g)	5.00%	08/15/2053	10,000	10,191,217
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,500,731
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	5,000	5,103,141
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(f)(h)	0.00%	12/15/2026	10,000	9,676,309
Series 2006 C, RB (INS -NATL)(f)(h)	0.00%	12/15/2031	7,410	6,019,708
Series 2014, RN	5.00%	06/15/2032	3,000	3,182,281
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,018,274
Series 2019 BB, RB	4.00%	06/15/2050	6,930	5,904,394
Series 2020 AA, RB	4.00%	06/15/2050	10,000	8,520,049
Series 2022, RB(a)(k)	5.50%	12/15/2032	5,000	5,886,790
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,533,716
Series 2022 B, RB	5.25%	01/01/2052	12,000	12,339,350
New Jersey Turnpike Authority; Series 2025, RB(g)(i)	5.25%	01/01/2055	8,050	8,356,309
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	4,824,374
Series 2018 A, Ref. RB	5.25%	06/01/2046	6,955	6,893,676
				110,260,603
New York–12.28%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	3,266,725
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	4,730,646
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,419,520
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,283,490
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,279,451
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,245,256
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,648,355
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,259,109
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,397,435
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,729,417
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,003,310
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	7,780,687
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	10,779,200
New York (City of), NY Municipal Water Finance Authority; Series 2024 AA, RB	5.25%	06/15/2053	5,000	5,163,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	$10,000	$9,034,172
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,102,942
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,163,214
New York (State of) Dormitory Authority;
Series 2021, RB(a)(k)	4.00%	03/15/2032	630	679,035
Series 2021, RB	4.00%	03/15/2040	10,225	9,655,094
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	500	485,348
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	10,000	8,549,778
Series 2025 A, RB	5.00%	03/15/2051	7,000	7,067,854
New York (State of), NY Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	9,604,674
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	9,446,809
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,597,593
New York State Housing Finance Agency; Series 2025 B-3, RB, VRD(l)	2.25%	11/01/2064	10,000	10,000,000
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	8,592,131
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	8,854,688
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2026	4,615	4,615,130
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,063,480
Series 2020, RB(b)	4.38%	10/01/2045	4,165	3,617,766
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	15,000	15,241,765
Series 2023, RB(b)	5.38%	06/30/2060	8,215	7,800,236
Series 2024, RB(b)	5.50%	06/30/2054	2,875	2,790,098
Series 2024, RB(b)	5.50%	06/30/2060	10,000	9,624,793
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2025, RB(b)	5.50%	06/30/2059	6,000	6,016,158
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,104,843
Series 2023, RB(b)	6.00%	04/01/2035	10,000	10,849,263
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,329,931
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,781,656
Series 2024, Ref. RB (INS - AGI)(b)(f)(j)	5.00%	12/31/2054	1,500	889,040
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(b)(f)	5.25%	12/31/2054	9,305	9,181,643
Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	9,681,763
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(b)	5.00%	12/01/2038	7,875	8,009,529
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,277,519
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, RB(e)(h)	0.00%	08/15/2045	52,470	14,957,355
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	5,170	5,154,509
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,134,360
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,101,730
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,534,098
Series 2025, RB (INS - AGI)(f)	4.50%	12/01/2056	1,500	1,368,734
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	17,102,923
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,000,000
				350,047,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.31%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	$1,855	$1,806,639
Series 2020, RB	5.00%	10/01/2040	1,050	993,307
Series 2020, RB	5.00%	10/01/2045	1,000	897,633
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGI)(f)	5.00%	01/01/2038	5,000	5,146,341
				8,843,920
North Dakota–0.36%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,351,628
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	2,965	3,319,325
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	5,509,033
				10,179,986
Ohio–3.99%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,049,167
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,258,610
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	20,240	16,376,354
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	1,884,573
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	4,667,874
Cleveland (City of), OH; Series 2008 B-2, RB (INS -NATL)(f)(h)	0.00%	11/15/2025	2,895	2,877,746
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(b)	5.50%	01/01/2050	10,000	10,238,831
Series 2025, Ref. RB(b)	5.50%	01/01/2055	15,750	16,059,647
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,600	5,594,257
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,482,159
Series 2017, Ref. RB	5.50%	02/15/2057	7,000	6,591,948
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,532,442
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,436,820
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,162,428
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,133,309
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	1,040	1,041,279
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(b)(e)	4.50%	01/15/2048	2,000	1,761,746
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,215	1,163,593
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP -GNMA)(b)	6.10%	09/20/2049	2,845	2,845,829
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	5,870,128
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,800,810
University of Cincinnati; Series 2024, RB(g)	5.25%	06/01/2054	8,725	8,941,808
				113,771,358
Oklahoma–1.52%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,356,306
Series 2018 B, RB	5.50%	08/15/2052	6,000	5,726,240
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	13,000	13,707,615
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,201,242
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,499,738
Tulsa Municipal Airport Trust Trustees; Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,500	4,972,965
				43,464,106
Oregon–0.92%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	954,812
Series 2018 A, RB	5.00%	05/15/2052	500	426,484
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	$1,000	$966,457
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,118,725
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,163,161
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,561,613
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	2,000	1,999,912
Oregon (State of); Series 2020 M, VRD GO Bonds(l)	2.15%	12/01/2044	400	400,000
Portland (Port of), OR (Green Bonds);
Series 2024, RB(b)	5.25%	07/01/2054	10,500	10,588,216
Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,118,139
				26,297,519
Pennsylvania–4.73%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	15,000	14,432,962
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008, RB, VRD(l)	2.10%	12/01/2037	1,050	1,050,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,448,516
Series 2022, Ref. RB	5.00%	05/01/2057	6,345	6,044,645
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,299,775
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	11,543,360
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024, VRD RB (LOC - PNC Bank, N.A.)(l)(n)	2.45%	11/01/2061	2,300	2,300,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	3,865	4,217,410
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(f)	5.00%	06/01/2032	5,000	5,109,277
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,642,099
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,076,454
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,518,161
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	9,916,247
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,023,168
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,182,196
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	4,919,265
Pennsylvania Housing Finance Agency; Series 2025, RB(g)	5.15%	10/01/2050	12,000	12,019,048
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(g)	5.50%	07/01/2053	11,000	11,501,035
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,050,356
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,369,861
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,762,823
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS -NATL)(f)	5.00%	06/01/2026	2,360	2,403,017
				134,829,675
Puerto Rico–1.18%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,920	3,971,074
Series 2002, RB	5.63%	05/15/2043	1,250	1,269,605
Series 2008 A, RB(h)	0.00%	05/15/2057	47,430	2,325,915
Series 2008 B, RB(h)	0.00%	05/15/2057	260,000	6,986,070
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,000	4,132,457
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	2,700	2,727,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	$1,583	$1,510,459
Series 2018 A-1, RB(h)	0.00%	07/01/2046	21,000	6,637,205
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,127,662
				33,687,699
Rhode Island–0.29%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,786,095
Series 2024, RB	5.25%	05/15/2054	6,555	6,356,561
				8,142,656
South Carolina–1.73%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,727,852
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,255	1,254,986
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,611,449
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	15,045,015
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,592,591
Series 2024, RB	5.50%	11/01/2050	10,000	10,336,470
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,378,244
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,313,587
				49,260,194
Tennessee–1.37%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,046,067
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(f)	5.25%	07/01/2049	1,250	1,261,887
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	4,938,743
Series 2022 B, RB(b)	5.50%	07/01/2052	11,250	11,494,376
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	969,366
Series 2014, RB	5.25%	12/01/2044	1,165	1,007,826
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,301,941
				39,020,206
Texas–10.43%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(e)	5.75%	06/15/2055	1,000	979,273
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,555
Board of Regents of the University of Texas System;
Series 2019 B, RB	5.00%	08/15/2049	15,000	15,664,431
Series 2025 B, RB	5.00%	08/15/2051	5,000	5,103,492
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(g)	5.25%	02/15/2060	6,500	6,673,518
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2048	6,750	5,865,675
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,510,925
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	8,650,251
Forney Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2053	16,110	13,658,822
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	10,300	8,710,827
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(f)	5.25%	10/01/2048	10,750	10,986,997
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(f)	5.25%	08/15/2031	6,665	7,576,594
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,240,902
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	7,725	6,633,233
Harris County Hospital District; Series 2025, GO Bonds(g)	5.50%	02/15/2050	7,000	7,356,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	$5,550	$4,765,834
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,423,467
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,521,112
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,929,539
Series 2024 B, RB(b)	5.50%	07/15/2039	10,000	10,389,707
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(f)(h)	0.00%	09/01/2026	8,750	8,497,422
Series 2001 B, RB (INS - AGI)(f)(h)	0.00%	09/01/2027	3,600	3,391,415
Jarrell Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,586,390
Katy Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,208,905
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,309,269
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,395	1,395,227
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,530,483
Magnolia Independent School District;
Series 2023, GO Bonds(a)(k)	4.00%	08/15/2032	330	354,577
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,122,751
Mansfield Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(g)	5.25%	02/15/2055	5,000	5,169,265
Medina Valley Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	5,500	4,703,273
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(c)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB(c)	5.13%	02/15/2042	722	7,225
Series 2016, Ref. RB(c)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	10,000	9,989,574
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,600	3,493,531
Series 2025 A, RB	6.50%	10/01/2060	2,500	2,406,545
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $15,000)(c)(d)	7.50%	11/15/2037	15	11,723
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $357,595)(c)(d)	2.00%	11/15/2061	370	94,160
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,732,086
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	600	594,246
Series 2016 A, RB	5.38%	11/15/2036	865	765,814
Series 2016 A, RB	5.50%	11/15/2046	1,250	972,787
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,762,906
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,006,518
Series 2020, RB	5.25%	10/01/2055	5,000	4,271,633
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2036	3,400	3,407,765
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(f)(h)	0.00%	01/01/2028	12,800	11,979,195
Series 2008 D, Ref. RB (INS - AGI)(f)(h)	0.00%	01/01/2029	2,165	1,965,641
Series 2008 D, Ref. RB (INS - AGI)(f)(h)	0.00%	01/01/2031	4,710	3,974,457
Northwest Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(g)	5.25%	02/15/2055	4,000	4,138,486
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,630,655
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	340	342,450
Series 2016, RB	5.75%	09/15/2036	145	145,648
San Antonio (City of), TX;
Series 2025, RB(g)	5.25%	02/01/2046	5,250	5,426,246
Series 2025, RB(g)(i)	5.50%	02/01/2050	5,000	5,223,624
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(f)	5.00%	10/01/2032	1,250	1,251,544
Series 2011, RB (INS - AGI)(f)	5.00%	10/01/2037	1,000	1,001,052
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,226,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	$1,500	$975,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(d)	6.38%	02/15/2048	1,000	650,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(d)	6.38%	02/15/2052	5,000	3,250,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	3,953,399
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	447,121
Series 2020, Ref. RB	6.75%	11/15/2051	500	418,142
Series 2020, Ref. RB	6.88%	11/15/2055	500	419,060
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	4,000	1,419,809
Series 2019, RB(h)	0.00%	08/01/2046	3,180	1,067,994
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS -BHAC)(f)(h)	0.00%	08/15/2027	970	921,698
Series 2002, RB(h)(k)	0.00%	08/15/2027	30	28,483
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,329,885
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,868,519
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,039,458
Wylie Independent School District/Collin County; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(g)	5.25%	08/15/2054	5,740	5,882,621
				297,410,135
Utah–0.94%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	4,850,705
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS-AGI)(f)(g)(i)	5.50%	06/01/2050	6,250	6,548,521
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	5,700	5,604,480
Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	9,877,279
				26,880,985
Virginia–0.72%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	955	929,828
Series 2016 A-2, RB(j)	7.13%	03/01/2059	2,293	1,956,256
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,464,929
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	4,810,778
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(b)	5.00%	12/31/2047	5,000	4,793,313
Series 2022, Ref. RB(b)	5.00%	12/31/2057	5,000	4,695,448
				20,650,552
Washington–1.65%
King (County of), WA; Series 2025, RB, VRD(l)	2.45%	01/01/2065	1,300	1,300,000
Seattle (Port of), WA; Series 2024, Ref. RB(b)	5.25%	07/01/2049	5,000	5,075,154
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,852,234
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	10,000	9,477,061
Series 2018, RB(g)(i)	5.00%	07/01/2058	16,500	15,489,218
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	6,276,782
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,878,935
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,362,253
Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	978,528
Washington State Housing Finance Commission; Series 2025, RB (INS -BAM)(e)(f)	5.25%	07/01/2055	2,500	2,437,317
				47,127,482
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.56%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	$2,500	$2,520,815
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(e)	5.45%	03/27/2035	1,000	1,018,361
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	6.75%	02/01/2026	4,035	1,412,250
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	1,300	845,000
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	5,830	6,032,682
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,223,631
				16,052,739
Wisconsin–3.19%
Public Finance Authority;
Series 2025, RB(b)	5.75%	06/30/2060	5,000	4,903,717
Series 2025, RB(b)	6.50%	06/30/2060	5,000	5,289,621
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	25,000	3,933,953
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,177,657
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,224,724
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2046	10,170	8,805,596
Series 2025, RB	5.25%	08/15/2055	5,000	5,003,717
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	8,603,045
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2025, RB, VRD(l)	2.65%	04/01/2055	10,000	10,000,000
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(e)(h)	0.00%	07/01/2062	6,750	4,792,500
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	3,000	2,310,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,356,842
Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,546,987
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,166,532
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,080,594
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,010,592
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,955,953
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,955	1,890,695
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(h)	0.00%	12/15/2034	1,375	788,104
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	3,919,589
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	880,360
				91,003,278
Total Municipal Obligations (Cost $3,117,346,264)				3,006,525,764
			Shares
Exchange-Traded Funds–0.03%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(o)			17,000	844,625
TOTAL INVESTMENTS IN SECURITIES(p)–105.46% (Cost $3,118,218,874)				3,007,370,389
FLOATING RATE NOTE OBLIGATIONS–(6.88)%
Notes with interest and fee rates ranging from 3.25% to 4.12% at 08/31/2025 and contractual maturities of collateral ranging from 02/01/2046 to 07/15/2060 (See Note 1L)(q)				(196,170,000)
OTHER ASSETS LESS LIABILITIES–1.42%				40,397,782
NET ASSETS–100.00%				$2,851,598,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $8,120,265, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2025 was $9,613,856, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $229,612,166, which represented 8.05% of the Fund’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(h)	Zero coupon bond issued at a discount.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $59,985,260. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$877,166	$-	$-	$(32,541)	$-	$844,625	$20,718

(p)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	7.75%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $269,204,057 are held by TOB Trusts and serve as collateral for the $196,170,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,117,346,264)	$3,006,525,764
Investments in affiliates, at value (Cost $872,610)	844,625
Cash	11,804,305
Receivable for:
Investments sold	165,000
Fund shares sold	1,007,836
Interest	35,862,043
Investments matured, at value (Cost $1,520,388)	1,000,638
Investment for trustee deferred compensation and retirement plans	325,266
Other assets	415,308
Total assets	3,057,950,785
Liabilities:
Floating rate note obligations	196,170,000
Payable for:
Investments purchased	974,860
Dividends	3,582,482
Fund shares reacquired	4,082,689
Accrued fees to affiliates	1,018,790
Accrued interest expense	25,507
Accrued trustees’ and officers’ fees and benefits	5,064
Accrued other operating expenses	115,062
Trustee deferred compensation and retirement plans	378,160
Total liabilities	206,352,614
Net assets applicable to shares outstanding	$2,851,598,171
Net assets consist of:
Shares of beneficial interest	$3,355,307,351
Distributable earnings (loss)	(503,709,180)
$2,851,598,171
Net Assets:
Class A	$1,892,009,574
Class C	$55,146,328
Class Y	$449,238,411
Investor Class	$60,258,685
Class R6	$394,945,173
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	167,298,987
Class C	4,893,512
Class Y	39,733,543
Investor Class	5,325,051
Class R6	34,928,660
Class A:
Net asset value per share	$11.31
Maximum offering price per share (Net asset value of $11.31 ÷ 95.75%)	$11.81
Class C:
Net asset value and offering price per share	$11.27
Class Y:
Net asset value and offering price per share	$11.31
Investor Class:
Net asset value and offering price per share	$11.32
Class R6:
Net asset value and offering price per share	$11.31
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$80,615,094
Dividends from affiliates	20,718
Total investment income	80,635,812
Expenses:
Advisory fees	7,086,417
Administrative services fees	233,629
Custodian fees	9,712
Distribution fees:
Class A	2,531,691
Class C	314,091
Investor Class	57,071
Interest, facilities and maintenance fees	5,254,226
Transfer agent fees — A, C, Y and Investor	958,813
Transfer agent fees — R6	39,061
Trustees’ and officers’ fees and benefits	24,532
Registration and filing fees	82,693
Reports to shareholders	64,134
Professional services fees	51,607
Other	27,262
Total expenses	16,734,939
Less: Fees waived and/or expense offset arrangement(s)	(6,077)
Net expenses	16,728,862
Net investment income	63,906,950
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(5,643,378))	(42,924,860)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(156,848,294)
Affiliated investment securities	(32,541)
(156,880,835)
Net realized and unrealized gain (loss)	(199,805,695)
Net increase (decrease) in net assets resulting from operations	$(135,898,745)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$63,906,950	$129,764,400
Net realized gain (loss)	(42,924,860)	(19,468,930)
Change in net unrealized appreciation (depreciation)	(156,880,835)	18,305,017
Net increase (decrease) in net assets resulting from operations	(135,898,745)	128,600,487
Distributions to shareholders from distributable earnings:
Class A	(39,402,439)	(83,009,378)
Class C	(982,688)	(2,666,643)
Class Y	(10,138,005)	(21,760,149)
Investor Class	(1,241,658)	(2,646,281)
Class R6	(9,478,026)	(19,855,122)
Total distributions from distributable earnings	(61,242,816)	(129,937,573)
Share transactions–net:
Class A	(159,363,181)	(68,831,077)
Class C	(12,497,536)	(33,143,400)
Class Y	(81,280,972)	37,280,351
Investor Class	(913,782)	(5,778,995)
Class R6	(88,005,868)	60,721,404
Net increase (decrease) in net assets resulting from share transactions	(342,061,339)	(9,751,717)
Net increase (decrease) in net assets	(539,202,900)	(11,088,803)
Net assets:
Beginning of period	3,390,801,071	3,401,889,874
End of period	$2,851,598,171	$3,390,801,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$12.03	$0.24	$(0.73)	$(0.49)	$(0.23)	$11.31	(4.12)%	$1,892,010	1.15%(d)	1.15%(d)	0.81%(d)	4.06%(d)	24%
Year ended 02/28/25	12.03	0.45	0.00 (e)	0.45	(0.45)	12.03	3.78	2,179,135	0.97	0.97	0.81	3.71	24
Year ended 02/29/24	11.75	0.44	0.29	0.73	(0.45)	12.03	6.39	2,248,982	1.04	1.04	0.82	3.71	17
Year ended 02/28/23	13.27	0.42	(1.53)	(1.11)	(0.41)	11.75	(8.39)	2,162,852	1.03	1.03	0.81	3.44	39
Year ended 02/28/22	13.61	0.40	(0.32)	0.08	(0.42)	13.27	0.52	2,557,469	0.90	0.90	0.80	2.91	11
Year ended 02/28/21	14.04	0.43	(0.46)	(0.03)	(0.40)	13.61	(0.14)	2,545,279	0.92	0.92	0.81	3.25	23
Class C
Six months ended 08/31/25	11.98	0.19	(0.72)	(0.53)	(0.18)	11.27	(4.42)	55,146	1.90 (d)	1.90 (d)	1.56 (d)	3.31 (d)	24
Year ended 02/28/25	11.98	0.35	0.00 (e)	0.35	(0.35)	11.98	3.01	71,721	1.72	1.72	1.56	2.96	24
Year ended 02/29/24	11.71	0.35	0.28	0.63	(0.36)	11.98	5.52	104,868	1.79	1.79	1.57	2.96	17
Year ended 02/28/23	13.22	0.32	(1.51)	(1.19)	(0.32)	11.71	(9.05)	125,624	1.78	1.78	1.56	2.69	39
Year ended 02/28/22	13.55	0.30	(0.32)	(0.02)	(0.31)	13.22	(0.18)	180,005	1.65	1.65	1.55	2.16	11
Year ended 02/28/21	13.97	0.33	(0.45)	(0.12)	(0.30)	13.55	(0.83)	220,569	1.67	1.67	1.56	2.50	23
Class Y
Six months ended 08/31/25	12.02	0.25	(0.72)	(0.47)	(0.24)	11.31	(3.91)	449,238	0.90 (d)	0.90 (d)	0.56 (d)	4.31 (d)	24
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	3.96	562,511	0.72	0.72	0.56	3.96	24
Year ended 02/29/24	11.75	0.47	0.29	0.76	(0.48)	12.03	6.66	525,229	0.79	0.79	0.57	3.96	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.15)	368,000	0.78	0.78	0.56	3.69	39
Year ended 02/28/22	13.61	0.44	(0.33)	0.11	(0.45)	13.27	0.77	457,194	0.65	0.65	0.55	3.16	11
Year ended 02/28/21	14.04	0.47	(0.47)	0.00	(0.43)	13.61	0.11	468,937	0.67	0.67	0.56	3.50	23
Investor Class
Six months ended 08/31/25	12.04	0.24	(0.73)	(0.49)	(0.23)	11.32	(4.07)(f)	60,259	1.08 (d)(f)	1.08 (d)(f)	0.74 (d)(f)	4.13 (d)(f)	24
Year ended 02/28/25	12.04	0.46	0.00 (e)	0.46	(0.46)	12.04	3.88 (f)	65,055	0.88 (f)	0.88 (f)	0.72 (f)	3.80 (f)	24
Year ended 02/29/24	11.76	0.45	0.30	0.75	(0.47)	12.04	6.50 (f)	70,913	0.95 (f)	0.95 (f)	0.73 (f)	3.80 (f)	17
Year ended 02/28/23	13.28	0.43	(1.53)	(1.10)	(0.42)	11.76	(8.28)(f)	74,358	0.92 (f)	0.92 (f)	0.70 (f)	3.55 (f)	39
Year ended 02/28/22	13.63	0.41	(0.33)	0.08	(0.43)	13.28	0.53 (f)	90,711	0.81 (f)	0.81 (f)	0.71 (f)	3.00 (f)	11
Year ended 02/28/21	14.05	0.45	(0.46)	(0.01)	(0.41)	13.63	0.03 (f)	97,587	0.81 (f)	0.81 (f)	0.70 (f)	3.36 (f)	23
Class R6
Six months ended 08/31/25	12.02	0.25	(0.72)	(0.47)	(0.24)	11.31	(3.89)	394,945	0.85 (d)	0.85 (d)	0.51 (d)	4.36 (d)	24
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	4.01	512,379	0.66	0.66	0.50	4.02	24
Year ended 02/29/24	11.75	0.47	0.30	0.77	(0.49)	12.03	6.71	451,897	0.74	0.74	0.52	4.01	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.11)	353,195	0.73	0.73	0.51	3.74	39
Year ended 02/28/22	13.61	0.44	(0.32)	0.12	(0.46)	13.27	0.82	363,930	0.60	0.60	0.50	3.21	11
Year ended 02/28/21	14.04	0.48	(0.47)	0.01	(0.44)	13.61	0.17	270,815	0.61	0.61	0.50	3.56	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.16%, 0.16%, 0.14%,
0.16% and 0.14% for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022 and
February 28, 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Municipal Income Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
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Invesco Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity
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Invesco Municipal Income Fund

shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $4.5 billion	0.450%
Over $5 billion	0.430%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.46%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C,Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
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Invesco Municipal Income Fund

Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,678.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $37,462 in front-end sales commissions from the sale of Class A shares and $47,465 and $23 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,006,378,571	$147,193	$3,006,525,764
Exchange-Traded Funds	844,625	—	—	844,625
Total Investments in Securities	844,625	3,006,378,571	147,193	3,007,370,389
Other Investments - Assets
Investments Matured	—	1,000,638	—	1,000,638
Total Investments	$844,625	$3,007,379,209	$147,193	$3,008,371,027
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $209,011,479 and securities sales of $193,061,731, which resulted in net realized gains (losses) of $(5,643,378).
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Invesco Municipal Income Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,399.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $143,252,143 and 6.42%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$174,052,170	$182,326,376	$356,378,546
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $763,978,863 and $1,026,115,223, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$42,725,676
Aggregate unrealized (depreciation) of investments	(153,066,869)
Net unrealized appreciation (depreciation) of investments	$(110,341,193)
Cost of investments for tax purposes is $3,118,712,220.
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Invesco Municipal Income Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	9,432,187	$108,296,811	26,725,271	$321,395,184
Class C	324,434	3,703,950	359,185	4,295,236
Class Y	7,906,879	90,483,269	13,533,976	162,392,629
Investor Class	67,017	787,610	330,106	3,993,799
Class R6	5,026,807	57,738,831	14,127,563	169,730,153
Issued as reinvestment of dividends:
Class A	2,180,629	25,022,165	4,401,889	52,832,362
Class C	63,036	721,136	165,855	1,982,118
Class Y	466,030	5,351,940	1,050,220	12,599,519
Investor Class	74,708	857,767	154,663	1,857,836
Class R6	623,637	7,159,790	1,263,097	15,157,372
Automatic conversion of Class C shares to Class A shares:
Class A	625,891	7,182,796	1,410,903	16,968,217
Class C	(628,084)	(7,182,796)	(1,416,142)	(16,968,217)
Reacquired:
Class A	(26,132,367)	(299,864,953)	(38,317,723)	(460,026,840)
Class C	(851,133)	(9,739,826)	(1,875,113)	(22,452,537)
Class Y	(15,422,719)	(177,116,181)	(11,477,152)	(137,711,797)
Investor Class	(222,077)	(2,559,159)	(970,002)	(11,630,630)
Class R6	(13,332,536)	(152,904,489)	(10,354,167)	(124,166,121)
Net increase (decrease) in share activity	(29,797,661)	$(342,061,339)	(887,571)	$(9,751,717)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review  process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, below the performance of the Index for the three period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that
29
Invesco Municipal Income Fund

selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s contractual management fees, actual management fees and total expense ratio were in the fourth, fourth and fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.  The independent Trustees reviewed and considered additional information provided by management with respect to the components of the Fund’s total expense ratio driving expenses relative to peers.  The independent Trustees reviewed and considered information provided in response to follow-up requests for information, including with respect to the Fund’s actual management fees relative to peers, submitted by the independent Trustees to management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds more high yield positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending
30
Invesco Municipal Income Fund

services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
31
Invesco Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
32
Invesco Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-MINC-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco New Jersey Municipal Fund
Nasdaq:
A: ONJAX ■ C: ONJCX ■ Y: ONJYX ■ R6: IORJX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.06%
New Jersey–84.35%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,450	$1,484,205
Casino Reinvestment Development Authority, Inc.;
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2040	1,500	1,569,688
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2042	2,900	2,972,702
Series 2024 A, Ref. RB (INS - AGI)(a)	4.00%	11/01/2044	3,000	2,628,153
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,133,692
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS -BAM)(a)	4.00%	08/01/2051	1,040	902,540
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	464,723
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	702,752
Freehold Township Board Of Education; Series 2025, GO Bonds	4.25%	08/15/2044	3,220	3,098,374
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGI)(a)(c)	0.00%	11/01/2026	140	135,307
Series 2005 A, RB (INS - AGI)(a)	5.75%	11/01/2028	3,495	3,678,650
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2015, RB	5.00%	07/01/2033	1,400	1,403,286
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,113,376
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	7,310	7,449,780
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(d)	5.00%	08/15/2053	8,000	8,152,974
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS -AMBAC)(a)(e)	5.50%	09/01/2030	20	20,041
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(e)	6.50%	04/01/2031	90	92,816
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,842,461
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	07/01/2033	3,000	3,074,789
Series 2018 A, RB	5.00%	06/15/2047	3,000	2,981,039
Series 2019, RB(e)	5.00%	08/01/2059	1,000	995,107
Series 2020, RB	4.00%	11/01/2038	1,000	943,951
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(f)	5.00%	10/01/2039	2,000	1,530,621
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	1,660	1,661,733
Series 2012, RB(e)	5.75%	09/15/2027	5,790	5,801,553
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	338,156
Series 2018 A, RB	5.00%	07/01/2050	1,000	851,180
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,072,801
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,542,486
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017, RB(b)	5.25%	07/01/2037	1,215	1,173,952
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,201,797
Series 2014 A, RB(b)	6.00%	10/01/2034	470	470,327
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,399,422
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	976,864
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,325,344
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,875	3,621,791
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	5,825	6,126,521
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	$4,375	$4,120,710
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2047	4,500	4,263,502
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,002,865
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	50,008
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	2,929,203
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(b)	5.13%	09/01/2052	2,055	1,883,163
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(e)	5.38%	01/01/2043	8,650	8,654,213
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(e)	5.00%	06/15/2037	1,515	1,500,548
Series 2012 A, RB(e)	5.13%	06/15/2043	3,250	3,060,497
New Jersey (State of) Educational Facilities Authority; Series 2015 A, Ref. RB	5.00%	07/01/2040	900	790,721
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,345	1,341,894
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,543,053
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,394,460
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,140	1,047,020
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	1,917,929
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGI)(a)	4.00%	07/01/2036	765	726,219
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	5.25%	03/01/2054	10,000	10,449,989
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	2,992,507
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,485,336
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGI)(a)	5.00%	07/01/2047	1,990	1,946,018
New Jersey (State of) Health Care Facilities Financing Authority; Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,035,251
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group);
Series 2024 A, Ref. RB	5.25%	07/01/2054	5,390	5,501,186
Series 2024, Ref. RB	5.25%	07/01/2049	2,000	2,057,116
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(a)	5.00%	07/01/2046	3,785	3,711,228
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,358,452
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(e)	3.63%	12/01/2049	1,000	723,851
Series 2021 C, RB(e)	3.25%	12/01/2051	500	333,300
Series 2023 B, RB(e)	4.00%	12/01/2044	1,770	1,645,660
Series 2023 C, RB(e)	5.00%	12/01/2053	2,000	1,814,015
Series 2024 C, RB(e)	5.25%	12/01/2054	2,050	1,938,882
Series 2025, Ref. RB(e)	5.50%	12/01/2055	1,000	972,638
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	779,018
Series 2018 BB, Ref. RB(e)	3.80%	10/01/2032	765	761,220
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	389,728
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	625,897
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	326,160
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,293,717
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,157,807
Series 2024 K, RB	6.00%	10/01/2055	4,930	5,369,946
Series 2025 M, RB	5.15%	10/01/2055	1,535	1,547,393
Series 2025 M, RB	6.50%	04/01/2056	3,000	3,398,425
Subseries 2024 D-1, RB (CEP -GNMA)	5.20%	11/01/2055	2,000	2,014,411
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS -BAM)(a)(c)	0.00%	12/15/2037	$12,000	$7,173,179
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,108,355
Series 2010 A, RB (INS -BAM)(a)(c)	0.00%	12/15/2028	1,200	1,098,096
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,598,623
Series 2020 AA, RB	4.00%	06/15/2045	3,350	2,887,358
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,819,450
Series 2023 BB, RB	5.25%	06/15/2050	5,000	5,102,844
Series 2024 CC, RB	5.25%	06/15/2050	1,500	1,529,366
Series 2024 CC, RB	4.13%	06/15/2055	6,395	5,438,056
Series 2024 CC, RB	5.25%	06/15/2055	15,000	15,219,073
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,505,074
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,084,838
Series 2024 B, RB	5.25%	01/01/2049	3,000	3,111,713
Series 2024 C, Ref. RB	5.00%	01/01/2045	5,000	5,142,206
Series 2025 A, RB	5.25%	01/01/2050	5,000	5,204,978
Series 2025 A, RB	5.25%	01/01/2055	2,500	2,595,127
New Jersey Institute of Technology; Series 2025 A, Ref. RB (INS -BAM)(a)	5.25%	07/01/2055	2,250	2,330,552
New Jersey Turnpike Authority; Series 2025, RB(d)(g)	5.25%	01/01/2055	5,000	5,190,254
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS -NATL)(a)	5.00%	01/01/2032	760	811,765
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	988,922
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGI)(a)	5.25%	02/01/2043	375	376,877
Series 2023, RB (INS - AGI)(a)	5.50%	02/01/2051	500	501,394
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson);
Series 2024, RB	4.75%	01/01/2045	1,055	942,842
Series 2024, RB	5.00%	01/01/2055	1,000	893,831
Series 2024, RB	5.00%	01/01/2060	700	611,362
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	2,000	1,981,703
Series 2023, RB	5.50%	07/01/2058	2,000	2,000,826
Passaic (County of), NJ Improvement Authority (The) (Paterson Charter School for Science and Technology Inc.);
Series 2025, RB	4.50%	07/01/2040	1,000	954,237
Series 2025, RB	5.00%	07/01/2044	750	721,495
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGI)(a)	4.00%	12/01/2053	3,000	2,655,791
South Jersey Port Corp.; Series 2017 B, RB(e)	5.00%	01/01/2048	6,000	5,762,522
South Jersey Transportation Authority;
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,680,484
Series 2020 A, RB (INS -BAM)(a)	4.00%	11/01/2050	1,000	865,645
Series 2022 A, RB	4.63%	11/01/2047	1,000	934,532
Series 2022 A, RB	5.25%	11/01/2052	4,575	4,652,517
Series 2022, RB (INS - BAM)(a)	5.25%	11/01/2052	2,100	2,161,081
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2035	730	747,051
Series 2018 A, Ref. RB	5.00%	06/01/2046	12,860	12,408,290
Series 2018 A, Ref. RB	5.25%	06/01/2046	6,500	6,442,688
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,435	6,194,722
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(e)	5.00%	03/01/2028	50	50,094
				318,269,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–7.90%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(e)	5.00%	11/01/2049	$7,130	$7,017,494
Series 2020 221, RB(e)	4.00%	07/15/2045	4,000	3,417,771
Series 2022, RB(e)	5.00%	01/15/2052	5,000	4,950,687
Series 2025, Ref. RB	5.25%	10/15/2055	5,500	5,696,277
Two Hundred Forty Second Series 2023, Ref. RB(e)	5.00%	12/01/2053	3,000	2,969,035
Two Hundred Sixth Series 2017, Ref. RB(e)	5.00%	11/15/2037	850	866,268
Two Hundred Thirty Fourth Series 2022, Ref. RB(e)	5.50%	08/01/2052	2,000	2,052,151
Two Hundred Twenty Third Series 2021, Ref. RB(e)	4.00%	07/15/2046	1,615	1,367,039
Two Hundred Twenty Three Series 2021, Ref. RB(e)	4.00%	07/15/2041	1,635	1,472,546
				29,809,268
Puerto Rico–6.79%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,235,254
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	191,158
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	242,114
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	245,446
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	207,534
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	182,822
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	151,997
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	193,718
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	191,236
Subseries 2022, RN(c)	0.00%	11/01/2043	150	94,240
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	155	148,222
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	14	14,449
Series 2023 A, RB	6.63%	01/01/2028	111	110,298
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,463,750
Series 2018 A-1, RB	5.00%	07/01/2058	7,500	6,879,436
Series 2019 A-2, RB	4.54%	07/01/2053	60	51,750
				25,603,424
Guam–1.20%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,971,603
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	2,500	2,547,658
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(e)	5.75%	09/01/2031	10	10,079
				4,529,340
Virgin Islands–0.82%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	546,557
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,454,944
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	1,000	990,074
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026	15	14,800
Series 2007 A, RB	5.00%	07/01/2027	85	83,238
				3,089,613
Total Municipal Obligations (Cost $388,863,536)				381,301,568
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(h) (Cost $807)	12.50%	03/04/2026	1	787
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco New Jersey Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)	2,432	$0
TOTAL INVESTMENTS IN SECURITIES(i)–101.06% (Cost $388,864,343)		381,302,355
FLOATING RATE NOTE OBLIGATIONS–(2.58)%
Notes with interest and fee rates ranging from 3.31% to 4.05% at 08/31/2025 and contractual maturities of collateral ranging from 08/15/2053 to 01/01/2055 (See Note 1K)(j)		(9,750,000)
BORROWINGS–(0.27)%		(1,000,000)
OTHER ASSETS LESS LIABILITIES–1.79%		6,745,130
NET ASSETS–100.00%		$377,297,485
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $18,888,590, which represented 5.01% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(e)	Security subject to the alternative minimum tax.
(f)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,752,500. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.48%

(j)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $13,343,228 are held by TOB Trusts and serve as collateral for the $9,750,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $388,864,343)	$381,302,355
Cash	1,057,202
Receivable for:
Investments sold	2,220,073
Fund shares sold	368,411
Interest	4,491,457
Investment for trustee deferred compensation and retirement plans	47,205
Other assets	74,572
Total assets	389,561,275
Liabilities:
Floating rate note obligations	9,750,000
Payable for:
Borrowings	1,000,000
Dividends	590,041
Fund shares reacquired	693,887
Accrued fees to affiliates	125,934
Accrued interest expense	4,110
Accrued trustees’ and officers’ fees and benefits	14,946
Accrued other operating expenses	37,667
Trustee deferred compensation and retirement plans	47,205
Total liabilities	12,263,790
Net assets applicable to shares outstanding	$377,297,485
Net assets consist of:
Shares of beneficial interest	$558,157,579
Distributable earnings (loss)	(180,860,094)
$377,297,485
Net Assets:
Class A	$265,314,439
Class C	$15,763,832
Class Y	$96,148,865
Class R6	$70,349
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	30,864,214
Class C	1,831,439
Class Y	11,174,502
Class R6	8,183
Class A:
Net asset value per share	$8.60
Maximum offering price per share (Net asset value of $8.60 ÷ 95.75%)	$8.98
Class C:
Net asset value and offering price per share	$8.61
Class Y:
Net asset value and offering price per share	$8.60
Class R6:
Net asset value and offering price per share	$8.60
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco New Jersey Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$7,294,075
Expenses:
Advisory fees	886,872
Administrative services fees	22,051
Custodian fees	2,421
Distribution fees:
Class A	244,099
Class C	74,468
Interest, facilities and maintenance fees	263,389
Transfer agent fees— A, C and Y	111,248
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	11,587
Registration and filing fees	29,582
Reports to shareholders	9,470
Professional services fees	37,085
Other	5,455
Total expenses	1,697,733
Less: Expense offset arrangement(s)	(690)
Net expenses	1,697,043
Net investment income	5,597,032
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(322,240))	(622,087)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(11,773,185)
Net realized and unrealized gain (loss)	(12,395,272)
Net increase (decrease) in net assets resulting from operations	$(6,798,240)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$5,597,032	$9,957,157
Net realized gain (loss)	(622,087)	(998,083)
Change in net unrealized appreciation (depreciation)	(11,773,185)	831,313
Net increase (decrease) in net assets resulting from operations	(6,798,240)	9,790,387
Distributions to shareholders from distributable earnings:
Class A	(3,320,274)	(5,854,847)
Class C	(223,364)	(493,306)
Class Y	(1,790,294)	(3,249,812)
Class R6	(1,343)	(5,725)
Total distributions from distributable earnings	(5,335,275)	(9,603,690)
Share transactions–net:
Class A	96,993,869	(2,970,914)
Class C	(1,413,641)	(1,778,609)
Class Y	935,957	11,456,078
Class R6	(5,012)	(75,008)
Net increase in net assets resulting from share transactions	96,511,173	6,631,547
Net increase in net assets	84,377,658	6,818,244
Net assets:
Beginning of period	292,919,827	286,101,583
End of period	$377,297,485	$292,919,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco New Jersey Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$8.96	$0.15	$(0.36)	$(0.21)	$(0.15)	$8.60	(2.38)%	$265,314	1.13%(d)	1.13%(d)	0.96%(d)	3.53%(d)	19%
Year ended 02/28/25	8.96	0.30	(0.01)	0.29	(0.29)	8.96	3.32	175,610	1.09	1.09	0.98	3.39	25
Year ended 02/29/24	8.80	0.29	0.19	0.48	(0.32)	8.96	5.60	178,389	1.09	1.09	0.99	3.34	25
Year ended 02/28/23	9.75	0.28	(0.86)	(0.58)	(0.37)	8.80	(5.96)	191,328	1.04	1.04	0.97	3.11	31
Year ended 02/28/22	9.86	0.28	(0.02)	0.26	(0.37)	9.75	2.63	214,469	1.08	1.09	0.98	2.73	9
Year ended 02/28/21	10.27	0.32	(0.31)	0.01	(0.42)	9.86	0.25	195,684	1.11	1.16	0.97	3.32	27
Class C
Six months ended 08/31/25	8.98	0.13	(0.38)	(0.25)	(0.12)	8.61	(2.80)	15,764	1.78 (d)	1.78 (d)	1.61 (d)	2.88 (d)	19
Year ended 02/28/25	8.97	0.25	0.00	0.25	(0.24)	8.98	2.77	17,905	1.74	1.74	1.63	2.74	25
Year ended 02/29/24	8.81	0.24	0.18	0.42	(0.26)	8.97	4.92	19,686	1.74	1.74	1.64	2.69	25
Year ended 02/28/23	9.77	0.22	(0.87)	(0.65)	(0.31)	8.81	(6.67)	20,606	1.69	1.69	1.62	2.46	31
Year ended 02/28/22	9.88	0.21	(0.01)	0.20	(0.31)	9.77	1.97	22,184	1.73	1.74	1.63	2.08	9
Year ended 02/28/21	10.28	0.26	(0.31)	(0.05)	(0.35)	9.88	(0.33)	20,687	1.76	1.81	1.62	2.67	27
Class Y
Six months ended 08/31/25	8.97	0.16	(0.37)	(0.21)	(0.16)	8.60	(2.36)	96,149	0.88 (d)	0.88 (d)	0.71 (d)	3.78 (d)	19
Year ended 02/28/25	8.97	0.33	(0.01)	0.32	(0.32)	8.97	3.58	99,327	0.84	0.84	0.73	3.64	25
Year ended 02/29/24	8.81	0.32	0.18	0.50	(0.34)	8.97	5.86	87,873	0.84	0.84	0.74	3.59	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.39)	8.81	(5.72)	66,288	0.79	0.79	0.72	3.36	31
Year ended 02/28/22	9.88	0.30	(0.02)	0.28	(0.40)	9.76	2.78	44,427	0.84	0.84	0.74	2.97	9
Year ended 02/28/21	10.28	0.35	(0.30)	0.05	(0.45)	9.88	0.62	31,634	0.87	0.91	0.73	3.56	27
Class R6
Six months ended 08/31/25	8.96	0.17	(0.37)	(0.20)	(0.16)	8.60	(2.23)	70	0.83 (d)	0.83 (d)	0.66 (d)	3.83 (d)	19
Year ended 02/28/25	8.96	0.33	(0.01)	0.32	(0.32)	8.96	3.65	79	0.77	0.77	0.66	3.71	25
Year ended 02/29/24	8.80	0.32	0.19	0.51	(0.35)	8.96	5.93	154	0.78	0.78	0.68	3.65	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.40)	8.80	(5.76)	45	0.74	0.74	0.67	3.41	31
Year ended 02/28/22	9.86	0.31	0.00	0.31	(0.41)	9.76	3.06	10	0.72	0.77	0.62	3.09	9
Year ended 02/28/21	10.27	0.35	(0.31)	0.04	(0.45)	9.86	0.61	10	0.77	0.91	0.63	3.66	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco New Jersey Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
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Invesco New Jersey Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
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Invesco New Jersey Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
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Invesco New Jersey Municipal Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $4,614 in front-end sales commissions from the sale of Class A shares and $10,029 and $156 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$381,301,568	$—	$381,301,568
U.S. Dollar Denominated Bonds & Notes	—	—	787	787
Preferred Stocks	—	—	0	0
Total Investments	$—	$381,301,568	$787	$381,302,355
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $27,485,230 and securities sales of $13,396,174, which resulted in net realized gains (losses) of $(322,240).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $690.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred
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Invesco New Jersey Municipal Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $37,500 with an average interest rate of 4.43%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $7,500,000 and 5.63%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,633,281	$152,770,006	$174,403,287
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $158,618,027 and $58,768,363, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,777,492
Aggregate unrealized (depreciation) of investments	(10,786,876)
Net unrealized appreciation (depreciation) of investments	$(7,009,384)
Cost of investments for tax purposes is $388,311,739.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	13,430,342	$115,611,058	2,305,442	$20,615,314
Class C	99,320	862,854	407,838	3,663,755
Class Y	2,704,380	23,357,999	3,287,257	29,487,176
Class R6	-	-	1,282	11,500
Issued as reinvestment of dividends:
Class A	191,632	1,655,726	383,356	3,429,794
Class C	16,335	141,312	36,064	323,092
Class Y	140,484	1,214,334	236,506	2,118,745
Class R6	4	31	208	1,865
15
Invesco New Jersey Municipal Fund

Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	92,095	$797,200	213,082	$1,898,132
Class C	(91,959)	(797,200)	(212,816)	(1,898,132)
Reacquired:
Class A	(2,442,601)	(21,070,115)	(3,226,517)	(28,914,154)
Class C	(187,192)	(1,620,607)	(430,934)	(3,867,324)
Class Y	(2,740,746)	(23,636,376)	(2,253,607)	(20,149,843)
Class R6	(581)	(5,043)	(9,943)	(88,373)
Net increase in share activity	11,211,513	$96,511,173	737,218	$6,631,547

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16
Invesco New Jersey Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New Jersey Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New Jersey Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could
17
Invesco New Jersey Municipal Fund

produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds more high yield and unrated positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board  in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
18
Invesco New Jersey Municipal Fund

federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
Invesco New Jersey Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco New Jersey Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-RONJM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Pennsylvania Municipal Fund
Nasdaq:
A: OPATX ■ C: OPACX ■ Y: OPAYX ■ R6: IORPX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.82%
Pennsylvania–96.93%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$4,100	$3,687,259
Adams County General Authority (Gettysburg College); Series 2025, Ref. RB	5.00%	08/15/2050	1,245	1,204,955
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	1,750	1,681,823
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	16,365	15,905,878
Series 2021 A, RB (INS - AGI)(a)(b)	4.00%	01/01/2056	5,555	4,478,101
Series 2023 A, RB (INS - AGI)(a)(b)	5.50%	01/01/2053	1,810	1,843,864
Series 2025 A, RB (INS - AGI)(a)(b)(c)	5.50%	01/01/2055	25,000	25,843,928
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS -BAM)(a)	6.00%	05/01/2028	80	84,489
Series 2017, RB(d)(e)	5.00%	10/15/2027	1,065	1,118,434
Series 2017, RB(d)(e)	5.00%	10/15/2027	1,500	1,575,259
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	6,250	6,022,264
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(f)	3.87%	02/01/2037	365	365,300
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,475	1,476,068
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,251,523
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP -GNMA)(b)	6.10%	01/20/2043	1,040	1,040,006
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.75%	06/01/2052	3,250	3,416,820
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB(g)	5.00%	07/01/2059	3,000	2,621,898
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center Project);
Series 2025, RB(g)	5.50%	05/01/2032	1,300	1,391,533
Series 2025, RB(g)	6.00%	05/01/2042	2,000	2,068,566
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(g)	5.00%	05/01/2042	3,915	3,796,195
Series 2018, RB(g)	5.38%	05/01/2042	4,000	3,926,198
Series 2024, RB(g)	5.00%	05/01/2042	7,620	7,454,856
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(g)	6.25%	05/01/2042	3,250	3,118,185
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(g)	5.25%	05/01/2032	615	623,260
Series 2024, RB(g)	5.25%	05/01/2042	1,275	1,207,745
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,264,946
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,268,798
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,129,020
Series 2017 A, Ref. RB	5.00%	05/15/2042	1,000	965,783
Series 2017 C, RB	5.00%	05/15/2042	1,600	1,545,252
Series 2017 C, RB	5.00%	05/15/2047	1,650	1,505,955
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	271,863
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	434,953
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $112,684)(h)	3.25%	12/01/2029	115	100,651
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(h)	4.00%	12/01/2039	305	223,976
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,379,487)(h)	5.00%	12/01/2051	8,000	6,034,976
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	685,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	$2,895	$2,506,334
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	11,340	9,646,301
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(g)	4.50%	10/01/2049	800	663,197
Series 2024, Ref. RB(g)	4.50%	10/01/2054	645	519,419
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	984,797
Series 2013, RB	5.00%	08/01/2045	750	662,288
City of Philadelphia PA Water & Wastewater Revenue; Series 2025, RB (INS - AGI)(a)(c)	5.50%	09/01/2053	7,500	7,511,905
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	300	203,483
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2038	2,700	1,387,470
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	500	358,352
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	980	664,713
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(i)	0.00%	10/01/2033	640	458,691
Commonwealth Financing Authority;
Series 2018, RB(c)(j)	5.00%	06/01/2034	2,500	2,595,127
Series 2018, RB(c)(j)	5.00%	06/01/2035	500	520,328
Series 2018, RB (INS - AGI)(a)	4.00%	06/01/2039	2,725	2,606,168
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	425	419,840
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,212,990
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,175	1,084,269
Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,387,226
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	515,050
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	175	176,558
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,323,201
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,015	1,015,270
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,282,366
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(g)	5.13%	06/01/2046	2,080	1,926,849
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,158,552
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	3,150	3,148,514
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	942,589
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	416,523
Series 2018, Ref. RB	5.00%	12/01/2053	7,080	5,735,890
Series 2019, RB	5.00%	12/01/2039	755	700,612
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	15,000	15,007,256
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,232,253
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	944,117
Series 2019, RB	5.00%	12/01/2049	7,765	7,092,789
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	1,880	1,758,929
Series 2024, Ref. RB	5.00%	05/01/2044	1,300	1,276,082
Series 2024, Ref. RB	5.00%	05/01/2049	1,635	1,549,793
Lancaster (City of), PA Municipal Authority (Luthercare Project); Series 2025 A, Ref. RB	5.00%	12/01/2055	2,890	2,626,688
Lancaster (City of), PA Municipal Authority (Luthercare); Series 2025 A, Ref. RB	5.00%	12/01/2045	1,000	952,937
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,765	1,711,681
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	569,220
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,049,460
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,506,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Latrobe (City of), PA Industrial Development Authority (Seton Hill University); Series 2021, Ref. RB	4.00%	03/01/2051	$485	$357,296
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	10,000	9,751,610
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	5,713,986
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	1,338	1,107,495
Series 2014 B, RB(k)	7.50%	02/01/2044	316	186,863
Series 2014 C, RB(i)(l)	0.00%	02/01/2044	1,198	6,102
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	5,750	4,430,546
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	3,760	3,915,167
Lehigh (County of), PA General Purpose Authority (Muhlenberg College); Series 2024, Ref. RB	5.25%	02/01/2054	7,880	7,511,738
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	888,927
Series 2022 A, RB	4.50%	01/01/2045	800	695,883
Montgomery (County of), PA (River Pionte); Series 2023, RB(g)	6.50%	09/01/2043	3,120	3,058,995
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2025	1,200	1,200,474
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,535
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	390,058
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	752,349
Series 2017, Ref. RB	5.00%	12/01/2047	2,915	2,657,622
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	862,603
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	4,420,386
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,107,412
Series 2020 C, RB	4.00%	11/15/2043	350	301,462
Series 2020 C, RB	5.00%	11/15/2045	1,970	1,889,661
Series 2023, RB	5.25%	11/15/2053	1,000	962,787
Series 2025, Ref. RB	5.00%	11/15/2055	10,000	9,157,017
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,280,014
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	5,000	4,704,092
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,431,817
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,203,587
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,273,815
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	332,380
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,136,773
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	6,941,125
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(l)	5.00%	06/30/2027	8,167	1,470,077
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	469,673
Series 2019, Ref. RB	5.00%	11/01/2044	950	822,974
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	868,780
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(h)(l)	5.00%	06/30/2027	14,827	6,523,708
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	2,790,766
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,152,600
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	5,000	3,523,187
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	475,896
Series 2025, RB(c)	4.80%	10/01/2055	5,000	4,457,235
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	4.00%	05/15/2053	$3,250	$2,584,624
Series 2025, Ref. RB(b)(e)(g)	5.45%	03/27/2035	4,000	4,074,036
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGI)(a)(i)	0.00%	01/01/2044	775	300,739
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(g)	3.25%	08/01/2039	3,850	2,950,544
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	634,957
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	6,195	5,959,260
Series 2022, RB (INS - AGI)(a)(b)	5.00%	12/31/2057	5,145	4,914,767
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	13,590	13,539,994
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,565,504
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	6,330	5,210,976
Series 2023, RB	5.25%	07/01/2049	1,300	1,246,037
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,500	5,521,555
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	3,535	3,466,326
Series 2023 B, RB(b)	5.00%	06/01/2050	800	728,297
Series 2024, RB(b)	4.13%	06/01/2045	3,143	3,013,397
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,825,445
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2025, RB(c)	4.25%	02/15/2055	7,500	7,765,121
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	823,036
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	8,863,971
Series 2019, RB	4.00%	08/15/2049	1,000	845,287
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	960,818
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,898,739
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	796	848,129
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,057,603
Series 2024-145A, RB	6.00%	10/01/2054	3,380	3,688,188
Series 2024-146A, RB	4.75%	04/01/2053	3,000	2,876,058
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGI)(a)	5.00%	06/01/2032	5,000	5,109,277
Series 2016, Ref. RB(d)(e)	5.00%	12/01/2026	5	5,166
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGI)(a)	6.25%	06/01/2033	2,000	2,045,064
Series 2009 E, RB	6.38%	12/01/2038	11,435	11,977,705
Series 2015 B, RB	5.00%	12/01/2030	500	503,033
Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,636,808
Series 2019 A, RB	5.00%	12/01/2049	9,660	9,693,741
Series 2020 B, RB	5.00%	12/01/2050	5,150	5,168,697
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,494,542
Series 2021 A, Ref. RB	4.00%	12/01/2051	13,190	11,145,078
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,063,536
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(e)(f)	3.62%	07/15/2026	2,000	1,997,150
Pennsylvania Housing Finance Agency; Series 2025, RB(c)	5.15%	10/01/2050	10,000	10,347,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	$3,620	$3,574,187
Series 2017 A, RB	5.25%	10/01/2052	9,475	9,450,290
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	12,700	12,405,652
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,010,461
Series 2019 B, GO Bonds	5.00%	02/01/2037	145	152,025
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	1,840,598
Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	07/01/2037	1,000	969,113
Series 2024 C, RB (INS - AGI)(a)(c)	5.25%	09/01/2049	2,500	2,575,205
Series 2025 B, Ref. RB(b)	5.00%	07/01/2055	2,500	2,431,865
Sixteenth Series 2020 A, RB (INS - AGI)(a)	4.00%	08/01/2045	1,735	1,552,676
Philadelphia (City of), PA (1998 General Ordinance); Series 2024, RB	5.25%	08/01/2049	5,900	6,009,841
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(c)	5.25%	07/01/2049	27,870	26,548,948
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, VRD RB(m)	2.40%	07/01/2054	7,000	7,000,000
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	2,340	2,351,272
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(g)	5.00%	04/15/2052	2,400	2,028,511
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school); Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	919,592
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	200	196,622
Series 2019, RB	5.00%	06/15/2050	350	290,285
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(h)(l)	5.38%	06/15/2030	1,560	1,197,300
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(h)(l)	5.63%	06/15/2042	4,000	3,070,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	1,640	1,382,180
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,720	1,661,533
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,040	2,078,469
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,385	1,385,348
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(g)	5.00%	06/15/2039	1,110	1,078,774
Series 2024, Ref. RB(g)	5.00%	06/15/2043	1,000	933,097
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,004,624
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	16,979,283
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	2,500	2,356,716
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB(d)(e)	4.00%	12/01/2026	600	609,211
Series 2017, RB(d)(e)	5.00%	12/01/2026	11,000	11,302,753
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2049	4,500	3,843,841
Philadelphia (City of), PA Parking Authority (The); Series 1999 A, RB (INS -AMBAC)(a)	5.25%	02/15/2029	20	20,044
Philadelphia School District (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,500	1,494,217
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP -GNMA)(b)	6.13%	01/20/2043	2,285	2,285,589
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	845,744
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	771,151
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	2,165	2,073,611
Series 2025 A, Ref. RB	4.38%	11/01/2055	2,325	1,949,950
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	$1,000	$1,004,151
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,074,160
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,342,548
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)	11.43%	12/01/2055	1,255	1,410,282
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	260	261,922
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,515	1,509,987
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,742,343
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,653,406
				654,814,763
Puerto Rico–10.68%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	10,335	10,469,656
Series 2005 A, RB(i)	0.00%	05/15/2050	48,320	9,329,046
Series 2008 A, RB(i)	0.00%	05/15/2057	415,530	20,377,134
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	2,000	1,400,566
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,481,611
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,502,002
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,502,210
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,270,007
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,118,780
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	930,147
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,185,455
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,170,271
Subseries 2022, RN(i)	0.00%	11/01/2043	5,916	3,719,989
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB(l)	5.00%	07/01/2032	1,225	813,094
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	169	162,096
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	3,912	1,236,417
Series 2018 A-1, RB(i)	0.00%	07/01/2051	7,242	1,690,396
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	4,620,229
Series 2019 A-2, RB	4.33%	07/01/2040	2,750	2,550,466
Series 2019 A-2, RB	4.54%	07/01/2053	91	78,488
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,074,246
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 01/02/2015-01/22/2015; Cost $1,934,088)(h)	5.00%	06/01/2030	3,235	3,174,685
Series 2006 Q, RB (Acquired 01/02/2015-01/05/2015; Cost $782,463)(h)	5.00%	06/01/2030	1,300	1,275,762
				72,132,753
Virgin Islands–0.94%
Tobacco Settlement Financing Corp.;
Series 2006, RB(i)	0.00%	05/15/2035	4,150	1,947,748
Series 2006, RB(i)	0.00%	05/15/2035	2,195	1,090,630
Series 2006, RB(i)	0.00%	05/15/2035	7,000	3,285,359
				6,323,737
Guam–0.22%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	1,000	1,019,063
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	465	468,671
				1,487,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	$315	$321,948
TOTAL INVESTMENTS IN SECURITIES(n)–108.82% (Cost $794,999,363)				735,080,935
FLOATING RATE NOTE OBLIGATIONS–(9.57)%
Notes with interest and fee rates ranging from 3.25% to 4.12% at 08/31/2025 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2055 (See Note 1K)(o)				(64,655,000)
OTHER ASSETS LESS LIABILITIES–0.75%				5,103,177
NET ASSETS–100.00%				$675,529,112
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $44,852,140, which represented 6.64% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at August 31, 2025 was $21,601,058, which represented 3.20% of the Fund’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $2,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $13,080,281, which represented 1.94% of the Fund’s Net Assets.

(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	8.13%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $88,165,501 are held by TOB Trusts and serve as collateral for the $64,655,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $794,999,363)	$735,080,935
Cash	2,999,588
Receivable for:
Investments sold	5,334,000
Fund shares sold	233,262
Interest	8,430,039
Investment for trustee deferred compensation and retirement plans	91,220
Other assets	127,172
Total assets	752,296,216
Liabilities:
Floating rate note obligations	64,655,000
Payable for:
Investments purchased	9,955,648
Dividends	995,653
Fund shares reacquired	723,710
Accrued fees to affiliates	261,078
Accrued interest expense	9,889
Accrued trustees’ and officers’ fees and benefits	24,287
Accrued other operating expenses	46,980
Trustee deferred compensation and retirement plans	94,859
Total liabilities	76,767,104
Net assets applicable to shares outstanding	$675,529,112
Net assets consist of:
Shares of beneficial interest	$890,436,169
Distributable earnings (loss)	(214,907,057)
$675,529,112
Net Assets:
Class A	$466,067,136
Class C	$40,782,752
Class Y	$167,499,258
Class R6	$1,179,966
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	47,821,690
Class C	4,197,687
Class Y	17,174,431
Class R6	121,128
Class A:
Net asset value per share	$9.75
Maximum offering price per share (Net asset value of $9.75 ÷ 95.75%)	$10.18
Class C:
Net asset value and offering price per share	$9.72
Class Y:
Net asset value and offering price per share	$9.75
Class R6:
Net asset value and offering price per share	$9.74
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Pennsylvania Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$19,004,011
Expenses:
Advisory fees	1,654,988
Administrative services fees	49,849
Custodian fees	3,494
Distribution fees:
Class A	595,002
Class C	198,555
Interest, facilities and maintenance fees	1,616,104
Transfer agent fees — A, C and Y	276,665
Transfer agent fees — R6	98
Trustees’ and officers’ fees and benefits	13,234
Registration and filing fees	31,090
Reports to shareholders	17,428
Professional services fees	53,649
Other	8,637
Total expenses	4,518,793
Less: Expense offset arrangement(s)	(2,474)
Net expenses	4,516,319
Net investment income	14,487,692
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,798,213))	(6,479,450)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(37,868,279)
Net realized and unrealized gain (loss)	(44,347,729)
Net increase (decrease) in net assets resulting from operations	$(29,860,037)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$14,487,692	$24,479,080
Net realized gain (loss)	(6,479,450)	(6,399,961)
Change in net unrealized appreciation (depreciation)	(37,868,279)	10,993,857
Net increase (decrease) in net assets resulting from operations	(29,860,037)	29,072,976
Distributions to shareholders from distributable earnings:
Class A	(10,083,015)	(20,442,572)
Class C	(769,598)	(1,688,531)
Class Y	(3,902,343)	(7,233,294)
Class R6	(28,796)	(59,278)
Total distributions from distributable earnings	(14,783,752)	(29,423,675)
Share transactions–net:
Class A	(14,941,087)	(23,401,388)
Class C	(3,985,357)	(8,921,683)
Class Y	(7,820,676)	23,858,269
Class R6	(148,149)	(2,180)
Net increase (decrease) in net assets resulting from share transactions	(26,895,269)	(8,466,982)
Net increase (decrease) in net assets	(71,539,058)	(8,817,681)
Net assets:
Beginning of period	747,068,170	755,885,851
End of period	$675,529,112	$747,068,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Pennsylvania Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$10.36	$0.20	$(0.60)	$(0.40)	$(0.21)	$9.75	(3.89)%(d)	$466,067	1.28%(d)(e)	1.28%(d)(e)	0.83%(d)(e)	4.08%(d)(e)	23%
Year ended 02/28/25	10.37	0.34	0.06	0.40	(0.41)	10.36	3.92 (d)	511,501	0.93 (d)	0.93 (d)	0.84 (d)	3.28 (d)	28
Year ended 02/29/24	10.17	0.35	0.23	0.58	(0.38)	10.37	5.88	535,069	0.95	0.95	0.84	3.40	11
Year ended 02/28/23	11.30	0.37	(1.16)	(0.79)	(0.34)	10.17	(7.04)(d)	565,422	0.89 (d)	0.89 (d)	0.82 (d)	3.51 (d)	19
Year ended 02/28/22	11.47	0.33	(0.15)	0.18	(0.35)	11.30	1.53 (d)	671,015	0.87 (d)	0.87 (d)	0.82 (d)	2.82 (d)	8
Year ended 02/28/21	11.68	0.37	(0.21)	0.16	(0.37)	11.47	1.48 (d)	674,756	0.92 (d)	0.92 (d)	0.84 (d)	3.27 (d)	14
Class C
Six months ended 08/31/25	10.33	0.17	(0.61)	(0.44)	(0.17)	9.72	(4.23)	40,783	1.94 (e)	1.94 (e)	1.49 (e)	3.42 (e)	23
Year ended 02/28/25	10.33	0.27	0.07	0.34	(0.34)	10.33	3.36	47,564	1.59	1.59	1.50	2.62	28
Year ended 02/29/24	10.13	0.28	0.24	0.52	(0.32)	10.33	5.20	56,546	1.60	1.60	1.49	2.75	11
Year ended 02/28/23	11.27	0.30	(1.17)	(0.87)	(0.27)	10.13	(7.72)(f)	62,564	1.53 (f)	1.53 (f)	1.46 (f)	2.87 (f)	19
Year ended 02/28/22	11.43	0.25	(0.14)	0.11	(0.27)	11.27	0.96	84,383	1.53	1.53	1.48	2.16	8
Year ended 02/28/21	11.65	0.30	(0.22)	0.08	(0.30)	11.43	0.76 (f)	83,646	1.53 (f)	1.53 (f)	1.45 (f)	2.66 (f)	14
Class Y
Six months ended 08/31/25	10.37	0.22	(0.62)	(0.40)	(0.22)	9.75	(3.87)	167,499	1.04 (e)	1.04 (e)	0.59 (e)	4.32 (e)	23
Year ended 02/28/25	10.37	0.36	0.07	0.43	(0.43)	10.37	4.27	186,592	0.69	0.69	0.60	3.52	28
Year ended 02/29/24	10.17	0.37	0.24	0.61	(0.41)	10.37	6.14	162,858	0.70	0.70	0.59	3.65	11
Year ended 02/28/23	11.31	0.39	(1.17)	(0.78)	(0.36)	10.17	(6.89)	143,677	0.65	0.65	0.57	3.75	19
Year ended 02/28/22	11.47	0.36	(0.14)	0.22	(0.38)	11.31	1.87	135,503	0.63	0.63	0.58	3.06	8
Year ended 02/28/21	11.69	0.40	(0.22)	0.18	(0.40)	11.47	1.64	112,953	0.68	0.68	0.60	3.51	14
Class R6
Six months ended 08/31/25	10.36	0.22	(0.62)	(0.40)	(0.22)	9.74	(3.84)	1,180	0.98 (e)	0.98 (e)	0.53 (e)	4.38 (e)	23
Year ended 02/28/25	10.36	0.37	0.07	0.44	(0.44)	10.36	4.34	1,410	0.62	0.62	0.53	3.59	28
Year ended 02/29/24	10.16	0.37	0.24	0.61	(0.41)	10.36	6.21	1,412	0.64	0.64	0.53	3.71	11
Year ended 02/28/23	11.29	0.40	(1.16)	(0.76)	(0.37)	10.16	(6.76)	1,138	0.59	0.59	0.52	3.81	19
Year ended 02/28/22	11.46	0.36	(0.14)	0.22	(0.39)	11.29	1.86	1,068	0.55	0.55	0.50	3.14	8
Year ended 02/28/21	11.68	0.40	(0.21)	0.19	(0.41)	11.46	1.70	850	0.61	0.61	0.53	3.58	14

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for the six months ended August 31, 2025 and the years ended February 28, 2025, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.89% and 0.85% for the years ended
February 28, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Pennsylvania Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
13
Invesco Pennsylvania Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
14
Invesco Pennsylvania Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.510%
Next $250 million	0.410%
Next $250 million	0.400%
Next $1 billion	0.380%
Next $3 billion	0.345%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.47%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
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Invesco Pennsylvania Municipal Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $12,873 in front-end sales commissions from the sale of Class A shares and $1,381 and $804 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $53,569,371 and securities sales of $61,450,924, which resulted in net realized gains (losses) of $(1,798,213).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,474.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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Invesco Pennsylvania Municipal Fund

NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $239,130 with an average interest rate of 4.51%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $45,622,857 and 6.38%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,532,453	$144,444,139	$158,976,592
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $184,012,212 and $167,576,635, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$7,615,714
Aggregate unrealized (depreciation) of investments	(66,995,191)
Net unrealized appreciation (depreciation) of investments	$(59,379,477)
Cost of investments for tax purposes is $794,460,412.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,523,423	$25,228,096	3,208,112	$33,156,882
Class C	285,057	2,819,638	618,768	6,368,178
Class Y	3,093,414	30,685,608	6,964,270	72,036,242
Class R6	-	-	16,152	166,499
Issued as reinvestment of dividends:
Class A	619,675	6,126,294	1,208,725	12,476,697
Class C	53,764	530,081	112,268	1,155,393
Class Y	205,443	2,033,383	383,354	3,960,940
Class R6	993	9,821	2,072	21,382
Automatic conversion of Class C shares to Class A shares:
Class A	249,112	2,453,183	631,566	6,514,153
Class C	(249,883)	(2,453,183)	(633,547)	(6,514,153)
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Invesco Pennsylvania Municipal Fund

Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,923,884)	$(48,748,660)	(7,312,701)	$(75,549,120)
Class C	(495,458)	(4,881,893)	(965,434)	(9,931,101)
Class Y	(4,115,083)	(40,539,667)	(5,056,187)	(52,138,913)
Class R6	(15,981)	(157,970)	(18,401)	(190,061)
Net increase (decrease) in share activity	(2,769,408)	$(26,895,269)	(840,983)	$(8,466,982)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Pennsylvania Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Pennsylvania Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods..  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
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Invesco Pennsylvania Municipal Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were  reasonably comparable to and above, respectfully, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco
Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
20
Invesco Pennsylvania Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
Invesco Pennsylvania Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROPAM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Rochester® AMT-Free New York Municipal Fund
Nasdaq:
A: OPNYX ■ C: ONYCX ■ Y: ONYYX ■ R6: IORNX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.07%
New York–97.40%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,000	$1,802,645
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	400,326
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	217,379
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	1,000	1,014,556
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	35,411
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	9,882
Build NYC Resource Corp.;
Series 2025, RB(c)	5.63%	07/01/2045	200	191,349
Series 2025, RB(c)	6.00%	07/01/2060	400	387,490
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(c)	5.50%	09/01/2045	2,000	1,948,026
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	750	645,413
Series 2019, RB	4.00%	07/01/2049	1,000	835,960
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,036,055
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(c)	5.75%	06/01/2052	200	189,418
Series 2022, RB(c)	5.75%	06/01/2062	1,000	928,232
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	136,452
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	3,775	3,618,737
Series 2023, RB	5.25%	07/01/2062	1,500	1,407,338
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	70	70,795
Series 2017, Ref. RB	5.00%	08/01/2036	240	240,113
Series 2017, Ref. RB	5.00%	08/01/2047	600	526,157
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	184,312
Series 2019, RB(c)	5.75%	02/01/2049	230	207,708
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	602,663
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	945	936,739
Series 2013 A-1, RB	5.75%	07/01/2033	790	766,353
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,543,683
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	250	252,734
Build NYC Resource Corp. (Urban Resource Insititute );
Series 2025, RB	5.38%	12/01/2046	100	103,648
Series 2025, RB	5.50%	12/01/2051	125	127,772
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	2,939,640
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,104
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,122
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,116
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,111
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,121
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,123
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,102
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,113
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,112
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,125
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,069
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,014
Series 2007, GO Bonds	5.00%	12/15/2039	50	49,998
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2007, GO Bonds	5.00%	12/15/2041	$55	$55,004
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,001
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,094
Series 2014, RB	5.00%	05/01/2039	100	100,027
Clinton County Capital Resource Corp. (CVES BOCES); Series 2025, RB(c)	4.75%	07/01/2043	100	96,110
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	6,500	6,156,701
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	2,100	1,748,086
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	1,000	1,021,126
Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2042	500	501,196
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,008
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,508,833
Series 2005 D, RB(d)	0.00%	06/01/2055	75,500	5,411,515
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	5,050	4,901,620
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	16,695	4,357,228
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	811,672
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,500,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,624,975
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	300	300,034
Series 2014, RB	5.00%	07/01/2039	250	249,990
Series 2014, RB	5.00%	07/01/2044	200	198,746
Series 2017, Ref. RB	5.00%	07/01/2035	135	136,432
Series 2017, Ref. RB	5.00%	07/01/2036	110	110,913
Series 2017, Ref. RB	5.00%	07/01/2038	80	80,259
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,050	1,534,468
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,485,011
Series 2024 A, Ref. RB	5.00%	09/01/2054	1,740	1,748,826
Series 2025 A, Ref. RB	5.25%	09/01/2050	2,500	2,581,865
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	640	644,813
Series 2023 E, RB	5.00%	09/01/2053	250	250,511
Metropolitan Transportation Authority;
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,500	2,526,354
Series 2016 C-1, RB	5.25%	11/15/2056	16,855	16,725,828
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	3,913,753
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	550	545,785
Series 2017 B-1, RB	5.25%	11/15/2057	2,505	2,507,891
Series 2019 B, RB	4.00%	11/15/2050	2,000	1,610,358
Series 2024 A, Ref. RB	5.25%	11/15/2049	295	298,261
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,008,966
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	1,000	886,147
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2028	350	350,628
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2029	500	500,895
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2038	150	150,137
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,394,762
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	102,269
Series 2024, Ref. RB	5.25%	06/01/2054	250	252,832
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	695	672,172
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,134,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	$1,075	$1,049,017
Series 2016 A, RB	5.00%	11/15/2056	17,065	16,488,672
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGI)(e)	5.00%	07/01/2049	1,695	1,714,220
Series 2019 A, GO Bonds (INS - AGI)(e)	5.00%	04/01/2043	1,490	1,513,750
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	864,408
Nassau (County of), NY Industrial Development Agency;
(d)(f)	0.00%	01/01/2058	3,133	0
Series 2003 A-C, RB	7.00%	09/01/2028	485	482,912
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	225,675
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,570,086
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,221,376
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,071,405
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	500	506,789
Series 2025, Ref. RB	5.00%	01/15/2055	2,000	2,026,780
Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	2,500	2,509,057
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,031
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,713,472
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,140,315
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	9,285,277
Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,060	1,845,647
Series 2024 C, GO Bonds	5.25%	03/01/2048	525	540,031
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,775,149
Series 2024 D, GO Bonds	5.25%	04/01/2047	9,500	9,792,044
Series 2025 E, GO Bonds	5.25%	08/01/2050	560	575,338
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,021,409
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,340,570
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	470	400,059
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	500	512,856
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	73,074
Series 2005 E-2, RB	6.13%	11/01/2035	220	161,611
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,760	2,775,118
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGI)(e)	3.00%	03/01/2049	740	512,783
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	5,000	5,106,524
Series 2021 AA-1, RB(g)	4.00%	06/15/2050	18,090	15,651,920
Series 2021 CC-1, RB	4.00%	06/15/2051	11,000	9,474,147
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,067,503
New York (City of), NY Transitional Finance Authority;
Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,006,390
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,568,175
Series 2019 B-1, RB	4.00%	11/01/2042	6,000	5,420,503
Series 2020, RB	4.00%	05/01/2044	5,000	4,442,379
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,545,240
Series 2023, RB	5.25%	05/01/2050	750	768,173
Series 2025 E, RB	4.13%	11/01/2053	1,000	865,567
Series 2025 H, RB	5.25%	11/01/2048	750	775,503
Series 2025 H, RB	4.50%	11/01/2052	4,830	4,507,186
Subseries 2016 F-3, RB	3.25%	02/01/2041	3,500	2,918,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	$400	$418,522
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	312,195
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,078,313
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	2,500	2,555,690
New York (State of) Dormitory Authority;
Series 2015, Ref. RB	5.00%	07/01/2043	1,610	1,596,359
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,117,760
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	831,452
Series 2022 A, Ref. RB	5.00%	05/01/2052	1,800	1,759,083
Series 2024 A, RB	5.50%	05/01/2049	450	448,780
Series 2024 A, RB	5.50%	05/01/2056	500	492,675
Series 2024 A, Ref. RB	5.25%	03/15/2049	500	515,289
Series 2024 A, Ref. RB	5.50%	07/01/2054	4,420	4,643,729
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	300	286,207
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	4,940	3,962,754
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,325	1,228,666
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,146,307
Series 2012 B, RB	5.00%	07/01/2032	95	93,859
Series 2012 B, RB	4.75%	07/01/2039	300	275,114
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS -NATL)(e)	5.25%	07/01/2027	6,425	6,575,466
Series 2007, RB (INS -NATL)(e)	5.25%	07/01/2028	3,000	3,098,547
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	10,800	9,231,663
Series 2020, RB	4.00%	07/01/2050	2,000	1,655,234
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB	5.00%	07/01/2051	700	688,339
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	396,298
Series 2024, RB	5.50%	11/01/2044	1,000	1,032,508
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	597,170
Series 2016 A, Ref. RB	5.00%	07/01/2046	2,250	2,181,897
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	447,505
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,684,912
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,139,482
Series 2025 A, Ref. RB	5.25%	07/01/2055	2,785	2,857,956
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	10,400	10,452,500
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	300,712
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	298,829
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	495,501
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	500	500,324
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB	5.25%	07/01/2045	475	486,260
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,023,980
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $4,545,000)(b)(c)	5.38%	09/01/2050	4,545	3,243,259
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(b)(c)	5.38%	10/01/2042	1,425	1,059,013
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	2,979,668
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	5,500	5,338,826
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	1,942,086
Series 2024 A-1, RB	5.00%	06/15/2054	1,125	1,129,776
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	$150	$146,289
Series 2023 252, RB	4.55%	10/01/2048	375	354,662
Series 2023 252, RB	4.65%	10/01/2053	375	354,238
Series 2023-255, RB	5.00%	10/01/2053	3,000	2,951,532
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	5,853,683
Series 2024 A, RB	4.00%	11/15/2054	1,000	851,194
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.13%	11/15/2058	5,500	5,571,254
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2046	1,000	999,996
Series 2016 A, RB	5.25%	01/01/2056	10,000	10,016,240
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	198,115
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,449,065
Series 2019 B, RB	4.00%	01/01/2050	10,000	8,549,778
Series 2025 A, RB	5.00%	03/15/2049	1,500	1,516,490
Series 2025 A, RB	5.00%	03/15/2051	1,500	1,514,540
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB(g)	5.00%	03/15/2053	13,500	13,548,780
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,014,105
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	4,698,630
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,606,363
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	2,883,460
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	5,000	5,018,710
Series 2017, RB	5.00%	12/15/2041	12,800	13,050,643
New York (State of) Utility Debt Securitization Authority (Green Bonds); Series 2022, Ref. RB	5.00%	09/15/2052	750	761,921
New York (State of), NY Health and Hospitals Corp.;
Series 1999 E, RB	6.25%	05/01/2036	5	5,009
Series 2023, RB	4.60%	08/01/2048	750	714,774
New York (State of), NY Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	3,240	3,111,914
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	920,292
Series 2025 A-1, RB	4.80%	11/01/2055	2,500	2,422,404
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	65	65,015
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,271
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	810	737,793
Series 2010 A, RB(c)	6.25%	06/01/2041	2,039	1,916,372
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	25,000	10,778,705
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	6,369,065
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	5,854,850
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	930,675
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,000	2,277,832
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,456,463
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,134,373
New York State Housing Finance Agency; Series 2025 B-1, RB	5.25%	11/01/2065	800	797,287
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,067,120
Series 2020, Ref. RB	4.00%	12/01/2039	1,865	1,742,599
Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,283,410
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	399,608
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	259,321
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	250	251,006
Series 2017, Ref. RB	5.00%	05/01/2040	150	148,023
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	$1,215	$1,060,821
Series 2019, Ref. RB	4.00%	12/01/2049	1,150	985,348
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,024,973
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	1,946,284
Series 2025, RB	4.50%	12/01/2050	2,500	2,357,096
Series 2025, RB	5.50%	12/01/2056	1,000	1,055,504
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	3,030	3,068,169
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	400	403,433
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	416,549
Series 2022, Ref. RB	5.25%	07/01/2040	265	274,353
Series 2022, Ref. RB	5.25%	07/01/2047	335	334,926
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	240	208,152
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,500,534
Series 2024, RB	6.00%	12/01/2053	500	498,502
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	845	737,571
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	5,210	4,982,457
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,123,683
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	66,000
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	557,000
Triborough Bridge & Tunnel Authority;
Series 2023 A, RB	4.13%	05/15/2053	3,560	3,070,218
Series 2024 A-1, RB	5.25%	11/15/2051	500	513,306
Series 2024 A-1, RB	5.25%	05/15/2059	2,500	2,571,921
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	2,890,203
Series 2021 A, RB	5.00%	11/15/2051	1,665	1,668,242
Series 2021 A, RB	5.00%	11/15/2056	10,700	10,566,004
Series 2021 A, RB(g)	5.00%	11/15/2056	12,500	12,343,463
Series 2022 A, RB	5.25%	05/15/2057	10,000	10,203,460
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,211,655
Series 2022 C, RB	5.00%	05/15/2047	780	787,775
Series 2023 A, RB	4.25%	05/15/2058	1,390	1,224,919
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.25%	12/01/2054	1,000	1,022,732
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	6,873,820
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,034,526
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,008,722
Westchester County Healthcare Corp.;
Series 2010 B, RB (Acquired 12/21/2010; Cost $315,962)(b)	6.13%	11/01/2037	325	325,646
Series 2014 A, RB (Acquired 10/24/2017; Cost $2,134,947)(b)	5.00%	11/01/2044	2,128	1,931,956
Westchester County Industrial Development Agency; Series 2025, RB(c)	6.20%	12/01/2042	750	711,532
Westchester County Local Development Corp.; Series 2025, RB	7.25%	11/01/2045	1,305	1,305,000
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	736,988
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,108,918
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	912,975
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (Acquired 11/10/2023-07/11/2024; Cost $2,210,600) (INS - AGI)(b)(e)	5.75%	11/01/2048	2,095	2,227,228
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,064,689
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	609,633
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	$420	$409,970
Series 2019 A, RB	5.00%	10/15/2049	640	571,400
				572,304,079
Puerto Rico–6.36%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,100	2,127,361
Series 2002, RB	5.63%	05/15/2043	9,700	9,852,133
Series 2005 A, RB(d)	0.00%	05/15/2050	8,800	1,698,998
PRIFA Custodial Trust;
Series 2005 A, RB(d)	0.00%	03/15/2049	365	102,764
Series 2022, RB(d)	0.00%	03/15/2049	3,658	1,699,143
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	331,456
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	419,810
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	425,589
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	425,648
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	751,214
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	330	317,004
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	263,554
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	335,896
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,153	2,605,738
Subseries 2022, RN(d)	0.00%	11/01/2051	267	88,296
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	120	114,812
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	80	80,084
Series 2012, Ref. RB	5.00%	10/01/2042	150	134,268
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	17,947	5,672,282
Series 2018 A-1, RB	5.00%	07/01/2058	6,637	6,087,843
Series 2019 A-2, RB	4.54%	07/01/2053	71	61,238
Series 2019 A-2, RB	4.78%	07/01/2058	953	841,905
University of Puerto Rico; Series 2006 Q, RB (Acquired 12/01/2006-04/30/2007; Cost $3,000,000)(b)	5.00%	06/01/2030	3,000	2,944,067
				37,381,103
Guam–0.31%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.50%	07/01/2045	750	775,248
Series 2025 A, RB	5.50%	07/01/2055	1,000	1,019,063
				1,794,311
TOTAL INVESTMENTS IN SECURITIES(h)–104.07% (Cost $671,067,026)				611,479,493
FLOATING RATE NOTE OBLIGATIONS–(5.17)%
Notes with interest and fee rates ranging from 0.52% to 3.28% at 08/31/2025 and contractual maturities of collateral ranging from 03/15/2053 to 05/15/2057 (See Note 1K)(i)				(30,350,000)
OTHER ASSETS LESS LIABILITIES–1.10%				6,440,027
NET ASSETS–100.00%				$587,569,520
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $3,168,293, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at August 31, 2025 was $11,776,462, which represented 2.00% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $44,813,117, which represented 7.63% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(i)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $41,544,163 are held by TOB Trusts and serve as collateral for the $30,350,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $671,067,026)	$611,479,493
Receivable for:
Investments sold	1,021,393
Fund shares sold	549,977
Interest	7,307,708
Investment for trustee deferred compensation and retirement plans	81,019
Other assets	115,094
Total assets	620,554,684
Liabilities:
Floating rate note obligations	30,350,000
Payable for:
Investments purchased	400,892
Dividends	960,517
Fund shares reacquired	448,926
Amount due custodian	450,260
Accrued fees to affiliates	204,431
Accrued interest expense	16,657
Accrued trustees’ and officers’ fees and benefits	30,803
Accrued other operating expenses	41,659
Trustee deferred compensation and retirement plans	81,019
Total liabilities	32,985,164
Net assets applicable to shares outstanding	$587,569,520
Net assets consist of:
Shares of beneficial interest	$820,068,127
Distributable earnings (loss)	(232,498,607)
$587,569,520
Net Assets:
Class A	$482,939,484
Class C	$5,953,595
Class Y	$98,512,201
Class R6	$164,240
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	49,497,229
Class C	609,997
Class Y	10,085,070
Class R6	16,822
Class A:
Net asset value per share	$9.76
Maximum offering price per share (Net asset value of $9.76 ÷ 95.75%)	$10.19
Class C:
Net asset value and offering price per share	$9.76
Class Y:
Net asset value and offering price per share	$9.77
Class R6:
Net asset value and offering price per share	$9.76
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$16,921,111
Expenses:
Advisory fees	1,589,524
Administrative services fees	43,174
Custodian fees	3,312
Distribution fees:
Class A	606,755
Class C	35,790
Interest, facilities and maintenance fees	779,225
Transfer agent fees — A, C and Y	189,752
Transfer agent fees — R6	18
Trustees’ and officers’ fees and benefits	12,883
Registration and filing fees	31,011
Reports to shareholders	11,723
Professional services fees	38,324
Other	8,055
Total expenses	3,349,546
Less: Expense offset arrangement(s)	(2,116)
Net expenses	3,347,430
Net investment income	13,573,681
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(904,382))	(9,465,038)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(35,374,802)
Net realized and unrealized gain (loss)	(44,839,840)
Net increase (decrease) in net assets resulting from operations	$(31,266,159)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$13,573,681	$25,065,711
Net realized gain (loss)	(9,465,038)	(4,060,354)
Change in net unrealized appreciation (depreciation)	(35,374,802)	(1,600,798)
Net increase (decrease) in net assets resulting from operations	(31,266,159)	19,404,559
Distributions to shareholders from distributable earnings:
Class A	(11,490,613)	(23,156,177)
Class C	(133,773)	(322,167)
Class Y	(2,309,161)	(4,312,719)
Class R6	(5,200)	(10,889)
Total distributions from distributable earnings	(13,938,747)	(27,801,952)
Share transactions–net:
Class A	(16,196,074)	(25,531,310)
Class C	(1,451,013)	(3,220,333)
Class Y	6,944,231	4,633,354
Class R6	(63,128)	2,957
Net increase (decrease) in net assets resulting from share transactions	(10,765,984)	(24,115,332)
Net increase (decrease) in net assets	(55,970,890)	(32,512,725)
Net assets:
Beginning of period	643,540,410	676,053,135
End of period	$587,569,520	$643,540,410
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$10.49	$0.22	$(0.72)	$(0.50)	$(0.23)	$9.76	(4.81)%(d)	$482,939	1.12%(d)(e)	1.12%(d)(e)	0.87%(d)(e)	4.40%(d)(e)	20%
Year ended 02/28/25	10.62	0.40	(0.09)	0.31	(0.44)	10.49	2.99 (d)	536,823	1.19 (d)	1.19 (d)	0.86 (d)	3.76 (d)	17
Year ended 02/29/24	10.37	0.37	0.29	0.66	(0.41)	10.62	6.57 (d)	569,320	1.35 (d)	1.35 (d)	0.85 (d)	3.58 (d)	24
Year ended 02/28/23	11.71	0.35	(1.33)	(0.98)	(0.36)	10.37	(8.39)(d)	577,077	1.06 (d)	1.06 (d)	0.84 (d)	3.34 (d)	44
Year ended 02/28/22	11.94	0.30	(0.19)	0.11	(0.34)	11.71	0.86 (d)	727,823	0.88 (d)	0.88 (d)	0.81 (d)	2.48 (d)	10
Year ended 02/28/21	12.41	0.34	(0.45)	(0.11)	(0.36)	11.94	(0.81)(d)	767,102	0.95 (d)	0.97 (d)	0.83 (d)	2.89 (d)	15
Class C
Six months ended 08/31/25	10.49	0.18	(0.72)	(0.54)	(0.19)	9.76	(5.18)	5,954	1.88 (e)	1.88 (e)	1.63 (e)	3.64 (e)	20
Year ended 02/28/25	10.63	0.32	(0.10)	0.22	(0.36)	10.49	2.12	7,953	1.95	1.95	1.62	3.00	17
Year ended 02/29/24	10.38	0.29	0.30	0.59	(0.34)	10.63	5.76	11,301	2.11	2.11	1.61	2.82	24
Year ended 02/28/23	11.72	0.27	(1.34)	(1.07)	(0.27)	10.38	(9.08)	15,520	1.82	1.82	1.60	2.58	44
Year ended 02/28/22	11.95	0.21	(0.19)	0.02	(0.25)	11.72	0.09	21,840	1.64	1.64	1.57	1.72	10
Year ended 02/28/21	12.42	0.25	(0.45)	(0.20)	(0.27)	11.95	(1.54)	26,100	1.71	1.74	1.59	2.13	15
Class Y
Six months ended 08/31/25	10.50	0.23	(0.72)	(0.49)	(0.24)	9.77	(4.69)	98,512	0.88 (e)	0.88 (e)	0.63 (e)	4.64 (e)	20
Year ended 02/28/25	10.64	0.42	(0.09)	0.33	(0.47)	10.50	3.14	98,520	0.95	0.95	0.62	4.00	17
Year ended 02/29/24	10.38	0.40	0.30	0.70	(0.44)	10.64	6.92	95,188	1.11	1.11	0.61	3.82	24
Year ended 02/28/23	11.73	0.38	(1.35)	(0.97)	(0.38)	10.38	(8.23)	84,065	0.82	0.82	0.60	3.58	44
Year ended 02/28/22	11.96	0.33	(0.19)	0.14	(0.37)	11.73	1.10	99,166	0.64	0.64	0.57	2.72	10
Year ended 02/28/21	12.43	0.37	(0.45)	(0.08)	(0.39)	11.96	(0.57)	86,177	0.71	0.73	0.59	3.13	15
Class R6
Six months ended 08/31/25	10.50	0.24	(0.74)	(0.50)	(0.24)	9.76	(4.77)	164	0.84 (e)	0.84 (e)	0.59 (e)	4.68 (e)	20
Year ended 02/28/25	10.63	0.43	(0.09)	0.34	(0.47)	10.50	3.29	244	0.91	0.91	0.58	4.04	17
Year ended 02/29/24	10.38	0.40	0.29	0.69	(0.44)	10.63	6.86	244	1.07	1.07	0.57	3.85	24
Year ended 02/28/23	11.72	0.39	(1.34)	(0.95)	(0.39)	10.38	(8.09)	9	0.76	0.76	0.54	3.64	44
Year ended 02/28/22	11.96	0.33	(0.20)	0.13	(0.37)	11.72	1.05	10	0.62	0.62	0.56	2.74	10
Year ended 02/28/21	12.41	0.38	(0.43)	(0.05)	(0.40)	11.96	(0.31)	10	0.62	0.72	0.49	3.22	15

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
August 31, 2025 and the year ended February 28, 2025, the year ended February 29, 2024 and the years ended February 28, 2023, February 28, 2022 and February 28, 2021,
respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
14
Invesco Rochester® AMT-Free New York Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
15
Invesco Rochester® AMT-Free New York Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
16
Invesco Rochester® AMT-Free New York Municipal Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $6,611 in front-end sales commissions from the sale of Class A shares and $462 and $584 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$611,479,493	$0	$611,479,493
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $29,485,290 and securities sales of $32,751,971, which resulted in net realized gains (losses) of $(904,382).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,116.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
17
Invesco Rochester® AMT-Free New York Municipal Fund

During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $871,196 with an average interest rate of 4.44%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $37,802,857 and 3.28%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$41,858,915	$132,019,762	$173,878,677
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $125,113,853 and $165,027,772, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,854,931
Aggregate unrealized (depreciation) of investments	(62,690,146)
Net unrealized appreciation (depreciation) of investments	$(60,835,215)
Cost of investments for tax purposes is $672,314,708.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	4,030,852	$40,254,185	3,001,262	$31,643,396
Class C	75,958	756,361	161,596	1,699,467
Class Y	3,521,136	34,728,374	2,133,622	22,557,374
Issued as reinvestment of dividends:
Class A	671,934	6,658,797	1,257,840	13,246,773
Class C	9,863	97,836	20,971	220,866
Class Y	123,419	1,224,737	238,816	2,518,286
Class R6	104	1,039	280	2,957
Automatic conversion of Class C shares to Class A shares:
Class A	92,370	910,052	242,202	2,555,821
Class C	(92,309)	(910,052)	(242,168)	(2,555,821)
18
Invesco Rochester® AMT-Free New York Municipal Fund

Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(6,468,991)	$(64,019,108)	(6,924,033)	$(72,977,300)
Class C	(141,345)	(1,395,158)	(246,029)	(2,584,845)
Class Y	(2,939,426)	(29,008,880)	(1,941,887)	(20,442,306)
Class R6	(6,527)	(64,167)	-	-
Net increase (decrease) in share activity	(1,122,962)	$(10,765,984)	(2,297,528)	$(24,115,332)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco Rochester® AMT-Free New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® AMT-Free New York Municipal Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.   The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund underwent a change in portfolio management in 2024. The Board also
20
Invesco Rochester® AMT-Free New York Municipal Fund

considered that rising interest rates and the Fund’s relative duration positioning detracted from the Fund’s three-year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds more high yield and unrated positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
21
Invesco Rochester® AMT-Free New York Municipal Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
22
Invesco Rochester® AMT-Free New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
23
Invesco Rochester® AMT-Free New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFNYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Rochester® Limited Term New York Municipal Fund
Nasdaq:
A: LTNYX ■ C: LTNCX ■ Y: LTBYX ■ R6: IORMX

2	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.73%
New York–90.23%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$772,174
Series 2018 A, RB	5.00%	12/15/2036	780	801,171
Series 2018 A, RB	5.00%	12/15/2037	820	837,054
Series 2018 A, RB	5.00%	12/15/2038	500	507,944
Series 2018 B, RB(a)	5.00%	12/15/2030	240	251,808
Series 2018 B, RB(a)	5.00%	12/15/2031	300	313,146
Series 2018 B, RB(a)	5.00%	12/15/2032	320	332,560
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,535,380
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,547,530
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	4,555	4,269,395
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB(b)	4.00%	07/01/2026	578	28,898
Series 2021, Ref. RB(b)	4.00%	07/01/2026	601	30,026
Series 2021, Ref. RB(b)	4.00%	07/01/2027	623	31,154
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $283,681)(b)(c)	4.00%	07/01/2028	330	16,493
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $4,419,189)(b)(c)	4.00%	07/01/2036	4,113	205,670
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2026	300	303,195
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	337,392
Series 2024, RB	4.50%	06/01/2044	1,780	1,588,318
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	671,462
Series 2018, Ref. RB	5.00%	10/01/2028	690	714,531
Series 2018, Ref. RB	5.00%	10/01/2029	730	753,829
Series 2018, Ref. RB	5.00%	10/01/2030	760	781,228
Series 2018, Ref. RB	5.00%	10/01/2031	805	822,389
Series 2018, Ref. RB	5.00%	10/01/2043	540	490,971
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	510,899
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,155,408
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,022,246
Series 2016, Ref. RB	5.25%	11/01/2030	650	663,459
Series 2016, Ref. RB	5.25%	11/01/2031	650	662,107
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGI)(d)	4.00%	04/01/2039	1,400	1,326,548
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	4.50%	06/01/2027	640	649,182
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	152,481
Series 2018, Ref. RB	5.00%	10/01/2027	150	154,772
Series 2018, Ref. RB	5.00%	10/01/2028	165	172,381
Series 2018, Ref. RB	5.00%	10/01/2029	175	182,521
Series 2018, Ref. RB	5.00%	10/01/2030	200	207,406
Series 2018, Ref. RB	5.00%	10/01/2031	200	206,244
Series 2018, Ref. RB	5.00%	10/01/2033	100	102,271
Series 2018, Ref. RB	5.00%	10/01/2037	405	408,023
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	5,980	5,981,060
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	125	124,469
Build NYC Resource Corp.;
Series 2025, RB(e)	5.00%	07/01/2035	1,390	1,395,315
Series 2025, RB(a)	5.50%	07/01/2041	335	350,404
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2039	$900	$866,184
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	595	598,589
Series 2018, RB	5.00%	06/01/2033	1,190	1,206,470
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.00%	12/31/2028	5,430	5,512,382
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	10,000	10,025,875
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	125,506
Series 2019, RB	4.00%	07/01/2037	150	149,233
Series 2019, RB	4.00%	07/01/2038	150	147,077
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,800	1,545,941
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	578,141
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2028	420	428,898
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	921,547
Series 2017, Ref. RB	5.00%	08/01/2032	635	642,210
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017, RB(e)	5.00%	06/01/2027	450	454,610
Series 2017, RB(e)	5.00%	06/01/2032	500	501,233
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	945	931,670
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,009,898
Build NYC Resource Corp. (Nightingale-Bamford School); Series 2025, RB	5.00%	07/01/2040	2,500	2,615,102
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	295	287,869
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	481,409
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGI)(d)	4.75%	12/15/2026	880	880,632
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,259,198
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,276,395
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025, RB	4.13%	12/01/2035	775	787,030
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	420,186
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	450,799
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	471,181
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	491,204
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	515,866
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	545,418
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,612,412
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	425	416,731
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,125,183
Series 2014, RB	5.00%	07/01/2044	2,000	1,959,722
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	351,902
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,266,833
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	226,439
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,195,033
Elmira (City of), NY;
Series 2019, GO Bonds(e)	5.00%	07/01/2033	1,485	1,516,217
Series 2020, GO Bonds	5.00%	07/01/2026	220	223,596
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,568,420
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,205,005
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	11,625	11,626,207
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	90	90,679
Series 2017, Ref. RB	5.00%	06/01/2027	100	101,779
Series 2017, Ref. RB	5.00%	06/01/2028	100	101,703
Series 2017, Ref. RB	5.00%	06/01/2031	320	322,872
Series 2017, Ref. RB	5.00%	06/01/2035	255	255,005
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$360	$360,615
Series 2019, RB(a)	4.00%	06/01/2026	950	956,743
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	633,500
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,109,670
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,200,349
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	710	699,960
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	4,919,348
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,705	1,760,713
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,800,206
Series 2014, RB	5.00%	07/01/2044	1,000	993,730
Series 2017, Ref. RB	5.00%	07/01/2029	775	798,973
Series 2017, Ref. RB	5.00%	07/01/2030	675	693,625
Series 2017, Ref. RB	5.00%	07/01/2031	615	629,198
Series 2017, Ref. RB	5.00%	07/01/2032	1,110	1,132,079
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	5,000	5,095,171
Series 2017 A, Ref. RB	5.00%	02/15/2038	5,260	5,349,977
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,535,616
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	8,577,793
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,305,633
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,583,312
Series 2017, RB	5.00%	09/01/2042	10,500	10,601,112
Series 2018, RB	5.00%	09/01/2038	1,270	1,308,120
Series 2020 A, Ref. RB	4.00%	09/01/2040	195	190,078
Series 2025 A, Ref. RB (INS -BAM)(d)	5.00%	09/01/2036	5,000	5,612,751
Metropolitan Transportation Authority; Series 2016 B, Ref. RB	5.00%	11/15/2037	5,000	5,052,708
Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, RB	5.00%	11/15/2034	1,875	1,934,417
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	839,184
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	350,561
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	591,845
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,890
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,737
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,674
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,452,287
Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,102,874
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,266,161
Series 2017, RB	5.00%	12/01/2029	1,000	1,019,254
Series 2017, RB	5.00%	12/01/2034	1,100	1,107,760
Series 2017, RB	5.00%	12/01/2035	1,055	1,060,484
Series 2017, RB	5.00%	12/01/2036	2,525	2,533,566
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	5,540	5,455,399
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,501,899
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,787,082
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	377,678
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2036	5,850	6,071,873
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2038	5,450	5,612,222
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2039	4,775	4,903,125
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2045	4,000	4,063,138
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	$1,500	$1,501,424
Series 2014, RB	5.00%	07/01/2032	660	660,408
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	840	788,480
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,586,473
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,425	1,329,339
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,599
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,614,967
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	4,888,986
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,475,676
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,355,456
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,008,469
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2034	7,305	7,316,132
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,097,022
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,614,114
Series 2023, Ref. RB(a)	5.00%	12/01/2034	6,960	7,551,624
Series 2025, Ref. RB(a)	5.00%	10/15/2035	2,500	2,723,322
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	6,500	7,121,778
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	3,655	3,896,434
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,526,074
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	767,554
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,424,125
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	12,023,680
Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,877,998
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	46,099
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,011
Series 1997 C, GO Bonds (INS -NATL)(d)	5.50%	11/15/2037	10	10,020
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,011
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,840,410
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	6,250	5,662,893
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	923,238
Series 2024 D, GO Bonds	4.00%	04/01/2045	5,000	4,437,873
Series 2025 A-1, GO Bonds	5.00%	08/01/2036	3,275	3,651,612
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	2,860	3,001,627
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,178,341
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	2,000	2,123,867
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	2,500	2,611,222
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(CPI Rate + 0.88%)(INS-FGIC)(d)(h)	3.59%	03/01/2026	985	985,187
Series 2006, RB (INS - FGIC)(CPI Rate + 0.89%)(INS-FGIC)(d)(h)	3.60%	03/01/2027	1,000	1,001,227
New York (City of), NY Municipal Water Finance Authority;
Series 2018 FF, Ref. RB	5.00%	06/15/2039	5,750	5,921,070
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	6,871,743
Series 2020 AA-2, RB	4.00%	06/15/2043	10,000	9,039,171
New York (City of), NY Transitional Finance Authority;
Series 2015 S-1, RB(g)(i)	5.00%	11/17/2025	6,485	6,486,271
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,110,722
Series 2016 S-1, RB(g)(i)	5.00%	01/15/2026	10,000	10,091,807
Series 2016 S-1, RB(g)(i)	5.00%	01/15/2026	4,500	4,541,313
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,674,760
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,104,952
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,488,625
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,036,754
Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,566,818
Series 2018 S-3, RB	5.25%	07/15/2045	10,000	10,163,901
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2019 B-1, RB	4.00%	11/01/2042	$9,410	$8,501,156
Series 2022, RB	4.00%	02/01/2043	5,000	4,499,459
Series 2024 A-1, Ref. RB	5.00%	11/01/2039	2,000	2,140,275
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,720,060
Series 2024 C, RB	5.00%	05/01/2040	2,285	2,423,039
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,135,270
Series 2024 G-1, RB	5.00%	05/01/2044	3,255	3,345,253
Series 2025 A, RB	5.00%	05/01/2037	2,050	2,260,869
Series 2025 E, RB	5.00%	11/01/2042	7,315	7,637,090
Series 2025 S-1, RB	5.00%	07/15/2038	5,000	5,410,002
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,093,070
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	3,925,775
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	10,838,294
Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,798,723
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	15,590,358
Subseries 2019 B-1, RB	4.00%	11/01/2040	1,500	1,406,073
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	301,316
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2025	110	110,186
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2027	35	35,066
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2028	5	5,009
Series 2012, RB	5.00%	10/01/2026	120	120,216
Series 2012, RB	5.00%	10/01/2027	65	65,101
Series 2012, RB	5.00%	10/01/2028	50	50,077
Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,059,235
Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,004,609
Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,650,878
Series 2015, Ref. RB	5.00%	07/01/2043	1,585	1,571,571
Series 2016, Ref. RB(e)	5.00%	12/01/2026	2,645	2,610,635
Series 2017, Ref. RB(e)	5.00%	12/01/2031	500	502,392
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,344,159
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,029,787
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,014,084
Series 2020 A, Ref. RB(g)(i)	4.00%	09/15/2030	5	5,367
Series 2020 A, Ref. RB(g)(i)	4.00%	09/15/2030	5	5,367
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	10,583,009
Series 2024 A, RB	5.25%	05/01/2037	875	922,139
Series 2024 A, RB	5.25%	05/01/2038	875	912,071
Series 2024 A, RB (INS - AGI)(d)	5.00%	10/01/2038	3,400	3,597,569
Series 2024 A, RB	5.25%	05/01/2039	500	516,601
Series 2024 A, RB	5.25%	05/01/2040	400	409,241
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,135,730
Series 2025, RB (INS - AGI)(d)	5.00%	10/01/2038	4,000	4,293,041
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,319,404
New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,602,946
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	540,335
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	656,931
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	540	511,428
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB (Acquired 05/23/2017; Cost $1,275,000)(c)(e)	4.88%	09/01/2027	1,275	1,242,293
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $745,000)(c)(e)	4.63%	10/01/2027	745	719,612
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS -NATL)(d)	5.25%	07/01/2028	2,265	2,339,403
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	$8,000	$8,005,500
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,396,333
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	298,400
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	390,922
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	387,432
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,088,459
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2024, RB	5.25%	11/01/2037	3,685	3,947,551
Series 2024, RB	5.25%	11/01/2040	2,000	2,084,294
Series 2024, RB	5.25%	11/01/2041	1,900	1,960,683
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	767,911
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,017,874
New York (State of) Dormitory Authority (New York Orange Regional Medical Center Obligated Group);
Series 2015, Ref. RB(e)	5.00%	12/01/2031	2,100	2,100,093
Series 2015, Ref. RB(e)	5.00%	12/01/2032	1,100	1,099,988
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	262,462
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB(e)	5.00%	12/01/2033	800	796,878
New York (State of) Dormitory Authority (Pace University); Series 2024 A, RB	5.25%	05/01/2033	710	770,279
New York (State of) Dormitory Authority (Rochester Gas & Electric Corporation); Series 2004, RB(a)	4.00%	05/15/2032	5,000	5,054,651
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,541,763
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute);
Series 2025, RB	5.00%	07/01/2036	350	381,847
Series 2025, RB	5.00%	07/01/2037	745	801,612
Series 2025, RB	5.00%	07/01/2038	1,225	1,298,383
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2026	2,740	2,745,239
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2027	2,485	2,489,668
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,667,738
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,888,440
Series 2013 E, RB (INS - AGI)(d)	5.00%	10/01/2026	3,190	3,196,100
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2036	1,650	1,815,727
Series 2025, Ref. RB	5.00%	07/01/2037	1,250	1,359,790
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2026	100	100,700
Series 2021, RB	5.00%	07/01/2027	120	121,628
Series 2021, RB	5.00%	07/01/2028	75	76,464
Series 2021, RB	5.00%	07/01/2029	100	102,324
Series 2021, RB	5.00%	07/01/2030	75	76,642
Series 2021, RB	4.00%	07/01/2035	200	178,888
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,262,981
Series 2022, Ref. RB	5.00%	07/01/2036	735	677,803
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2040	1,250	1,321,279
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2041	1,375	1,437,155
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2042	1,250	1,292,829
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,059,661
New York (State of) Housing Finance Agency;
Series 2004, VRD RB (LOC - Fannie Mae)(f)(j)	2.77%	11/15/2036	6,000	6,000,000
Series 2007, RB(a)	5.05%	08/15/2039	895	895,016
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,359,449
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	25	25,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Green Bonds);
Series 2021 D-2, RB(g)	0.65%	11/01/2025	$1,005	$1,000,126
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,001,680
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,394,518
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	895	895,886
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,746,055
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,210	1,192,831
Series 2024-259, RB(a)	4.45%	10/01/2039	3,300	3,187,853
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	975,182
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGI)(d)	4.00%	11/15/2042	5,000	4,620,262
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,463,401
Series 2019 B, RB (INS - AGI)(d)	4.00%	01/01/2040	12,690	12,115,313
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	22,119,092
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2043	5,650	5,103,175
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,477,383
Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,037,431
Series 2017, RB	5.00%	12/15/2040	13,260	13,557,406
New York (State of), NY Health and Hospitals Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,064
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,797,324
Series 2014 E, RB	3.40%	11/01/2029	685	685,093
New York (State of), NY Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.00%	12/15/2031	1,250	1,294,198
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	2,250	2,317,230
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	2,500	2,566,389
New York (State of), NY Housing Development Corp. (Green Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	121,879
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	169,724
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,501,396
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,013,980
Series 2015, Ref. RB	5.00%	11/15/2045	10,250	10,201,199
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	150	150,035
Series 2000 A, RB	6.63%	06/01/2042	2,920	2,919,605
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,450	4,530,359
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	430	430,229
Series 2010 A, RB(e)	6.25%	06/01/2041	8,060	7,575,262
New York Counties Tobacco Trust V; Series 2005 S-1, RB(k)	0.00%	06/01/2038	1,430	616,542
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,235	3,285,871
Series 2016 A, Ref. RB	6.75%	06/01/2035	4,860	4,911,974
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,252,393
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,180	7,875,761
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	4,846,213
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	1,620	1,574,333
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	12,000	13,514,711
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,018
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,510,069
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,831,209
New York State Housing Finance Agency;
Series 2003, VRD RB (LOC - Freddie Mac)(f)(j)	2.53%	05/01/2035	10,000	10,000,000
Series 2009, VRD RB (LOC - Fannie Mae)(f)(j)	2.60%	05/15/2039	12,910	12,910,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	$3,435	$2,862,219
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,500,770
New York State Urban Development Corp. (State Facilities and Equipment); Series 2004, VRD RB(j)	2.55%	03/15/2033	4,260	4,260,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,735	8,735,245
Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,500,082
Series 2020, Ref. RB(a)	5.25%	08/01/2031	3,740	3,834,070
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,432,287
Series 2018, RB(a)	5.00%	01/01/2026	5,000	5,020,204
Series 2018, RB(a)	5.00%	01/01/2033	1,615	1,640,403
Series 2018, RB(a)	5.00%	01/01/2034	13,000	13,174,352
Series 2018, RB(a)	5.00%	01/01/2036	6,195	6,244,901
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,072,676
Series 2020, RB(a)	4.38%	10/01/2045	4,450	3,865,320
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,404,728
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2025, RB(a)	5.50%	06/30/2038	1,625	1,750,903
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,000,989
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,955,048
Series 2016 A, RB (INS - AGI)(a)(d)	4.00%	07/01/2036	5,000	4,812,661
Series 2016 A, RB(a)	5.00%	07/01/2041	6,500	6,499,672
Series 2016 A, RB(a)	5.25%	01/01/2050	110	104,727
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2031	8,805	8,806,173
Series 2016, RB (INS - AGI)(a)(d)	5.00%	07/01/2046	150	146,653
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,329,199
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	935,819
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	920,734
Series 2020, Ref. RB(a)	5.00%	12/01/2031	1,200	1,276,822
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,041,318
Series 2022, RB(a)	5.00%	12/01/2038	8,670	8,818,110
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,343,272
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,250,630
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,635	1,640,174
Niagara Falls (City of), NY; Series 2016, Ref. GO Bonds (INS -BAM)(d)	5.00%	05/15/2029	665	676,583
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	250	250,166
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,431
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,000,899
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	748,651
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,022,021
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,820	1,787,965
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	755	762,195
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2029	780	807,512
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2030	275	283,963
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2031	350	360,375
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2032	455	467,250
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2033	475	486,545
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2034	500	511,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	$450	$462,144
Series 2017, Ref. RB	5.00%	05/01/2028	600	616,090
Series 2017, Ref. RB	5.00%	05/01/2029	450	461,585
Series 2017, Ref. RB	5.00%	05/01/2030	835	854,650
Series 2017, Ref. RB	5.00%	05/01/2032	600	610,433
Series 2017, Ref. RB	5.00%	05/01/2033	1,580	1,602,961
Series 2017, Ref. RB	5.00%	05/01/2034	1,040	1,052,288
Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	114,926
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,212,574
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	185	185,076
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2025	230	230,392
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2030	585	632,759
Series 2021 A, RB(a)	5.00%	12/15/2031	235	254,820
Series 2021 A, RB(a)	5.00%	12/15/2032	750	807,634
Series 2021 A, RB(a)	5.00%	12/15/2033	750	799,795
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	1,000	1,002,442
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2037	450	489,780
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,011,869
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	508,941
Series 2017, Ref. RB	5.00%	09/01/2031	690	696,718
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	173,063
Series 2021 A, Ref. RB	5.00%	09/01/2030	175	184,471
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	94,848
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	237,121
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	198,753
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	207,078
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	472,989
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	205,648
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	229,519
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	202,436
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	227,740
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	251,150
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	198,332
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	269,429
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	195,949
Series 2021 A, Ref. RB	5.00%	09/01/2040	110	105,863
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	47,140
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	9,170	9,170,306
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	799,357
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	457,657
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,828
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,339,007
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	135	135,127
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	8,000	8,145,774
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	5,395	5,455,744
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,410	1,425,876
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,375	1,390,482
Series 2016 D-1, RB(e)	4.85%	11/01/2031	905	915,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2041	$9,000	$9,042,010
Series 2016 A, Ref. RB	5.00%	11/15/2046	6,260	6,274,580
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,341,517
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,388,750
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,196,000
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020 A, Ref. RB	5.00%	09/01/2037	6,500	6,711,296
Series 2020, Ref. RB	5.00%	09/01/2035	5,500	5,753,761
Series 2020, Ref. RB	5.00%	09/01/2039	1,000	1,019,655
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,021,185
Series 2017 A, Ref. RB	5.00%	06/01/2030	8,275	8,403,013
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,066,388
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,057,978
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,047,072
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,199,102
Westchester County Industrial Development Agency;
Series 2025, RB(e)	6.00%	06/01/2028	10,000	10,095,567
Series 2025, RB(e)	6.20%	12/01/2042	2,000	1,897,418
Westchester County Local Development Corp.;
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,165	2,180,555
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	282,478
Series 2025, RB	6.50%	11/01/2030	4,350	4,350,000
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	170	173,168
Westchester County Local Development Corp. (Sarah Lawrence College); Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,188,075
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	850	839,629
Series 2021, Ref. RB(e)	4.13%	12/01/2041	500	426,317
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	200,388
				1,273,746,232
Puerto Rico–5.69%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	26,425	26,769,294
Series 2002, RB	5.63%	05/15/2043	800	812,547
PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	105	23,475
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	31	8,209
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	6,961,823
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,626,320
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	846,508
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	846,624
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,490,654
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	630,530
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	524,215
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	668,106
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(k)	0.00%	11/01/2051	6,882	2,271,066
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,104	2,973,788
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	1,665	1,658,977
Series 2023 A, RB	6.63%	01/01/2028	12,696	12,663,560
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGI)(d)	5.00%	08/01/2027	515	516,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	$4,240	$3,993,377
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	8,044,726
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	487,028
Series 2018 A-1, RB(k)	0.00%	07/01/2046	2,073	655,187
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	233
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,624,533
Series 2019 A-2, RB	4.33%	07/01/2040	2,176	2,018,114
Series 2019 A-2, RB	4.54%	07/01/2053	75	64,688
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	886,960
University of Puerto Rico; Series 2006 Q, RB (Acquired 02/07/2007; Cost $300,000)(c)	5.00%	06/01/2030	300	294,407
				80,361,311
Virgin Islands–0.58%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)(g)(i)	5.00%	09/01/2025	1,500	1,500,000
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(e)(g)(i)	5.00%	09/01/2025	770	770,000
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS -NATL)(d)	5.00%	10/01/2025	3,760	3,770,956
Series 2006, RN (INS -NATL)(d)	5.00%	10/01/2026	1,715	1,719,865
Series 2006, RN (INS -NATL)(d)	5.00%	10/01/2027	50	50,144
Series 2006, RN (INS -NATL)(d)	5.00%	10/01/2028	280	280,813
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS -AMBAC)(d)	4.50%	07/01/2028	80	80,237
				8,172,015
Northern Mariana Islands–0.21%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	2,985	2,951,418
Guam–0.02%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.00%	07/01/2036	240	257,807
Total Municipal Obligations (Cost $1,393,941,289)				1,365,488,783
U.S. Dollar Denominated Bonds & Notes–0.01%
Puerto Rico–0.01%
AES Puerto Rico, Inc.(l) (Cost $92,672)	12.50%	03/04/2026	93	90,373
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)			279,243	0
TOTAL INVESTMENTS IN SECURITIES(m)–96.74% (Cost $1,394,033,961)				1,365,579,156
OTHER ASSETS LESS LIABILITIES–3.26%				46,034,578
NET ASSETS–100.00%				$1,411,613,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $320,450, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at August 31, 2025 was $2,478,475, which represented less than 1% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $78,405,814, which represented 5.55% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(k)	Zero coupon bond issued at a discount.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.66%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,394,033,961)	$1,365,579,156
Cash	29,747,828
Receivable for:
Investments sold	470,000
Fund shares sold	344,708
Interest	16,526,693
Investments matured, at value (Cost $2,817,900)	1,863,336
Investment for trustee deferred compensation and retirement plans	222,194
Other assets	152,664
Total assets	1,414,906,579
Liabilities:
Payable for:
Investments purchased	487,332
Dividends	1,498,496
Fund shares reacquired	403,009
Accrued fees to affiliates	493,482
Accrued interest expense	14,725
Accrued trustees’ and officers’ fees and benefits	3,067
Accrued other operating expenses	60,518
Trustee deferred compensation and retirement plans	332,216
Total liabilities	3,292,845
Net assets applicable to shares outstanding	$1,411,613,734
Net assets consist of:
Shares of beneficial interest	$2,043,676,268
Distributable earnings (loss)	(632,062,534)
$1,411,613,734
Net Assets:
Class A	$1,049,498,182
Class C	$38,182,853
Class Y	$320,008,201
Class R6	$3,924,498
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	381,571,918
Class C	13,959,262
Class Y	116,384,290
Class R6	1,425,769
Class A:
Net asset value per share	$2.75
Maximum offering price per share (Net asset value of $2.75 ÷ 97.50%)	$2.82
Class C:
Net asset value and offering price per share	$2.74
Class Y:
Net asset value and offering price per share	$2.75
Class R6:
Net asset value and offering price per share	$2.75
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$29,179,475
Expenses:
Advisory fees	2,861,186
Administrative services fees	101,130
Custodian fees	5,117
Distribution fees:
Class A	1,325,437
Class C	202,630
Interest, facilities and maintenance fees	199,877
Transfer agent fees — A, C and Y	476,491
Transfer agent fees — R6	301
Trustees’ and officers’ fees and benefits	15,876
Registration and filing fees	32,189
Reports to shareholders	23,479
Professional services fees	52,033
Other	10,810
Total expenses	5,306,556
Less: Expense offset arrangement(s)	(3,455)
Net expenses	5,303,101
Net investment income	23,876,374
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(984,437))	(7,911,335)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,000,756)
Net realized and unrealized gain (loss)	(29,912,091)
Net increase (decrease) in net assets resulting from operations	$(6,035,717)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$23,876,374	$46,965,769
Net realized gain (loss)	(7,911,335)	(9,883,090)
Change in net unrealized appreciation (depreciation)	(22,000,756)	16,927,400
Net increase (decrease) in net assets resulting from operations	(6,035,717)	54,010,079
Distributions to shareholders from distributable earnings:
Class A	(18,554,568)	(37,184,122)
Class C	(548,660)	(1,247,700)
Class Y	(5,944,579)	(11,151,827)
Class R6	(75,738)	(100,239)
Total distributions from distributable earnings	(25,123,545)	(49,683,888)
Share transactions–net:
Class A	(26,975,307)	(72,098,808)
Class C	(4,440,904)	(10,838,719)
Class Y	5,023,093	(3,652,481)
Class R6	(4,390)	3,156,324
Net increase (decrease) in net assets resulting from share transactions	(26,397,508)	(83,433,684)
Net increase (decrease) in net assets	(57,556,770)	(79,107,493)
Net assets:
Beginning of period	1,469,170,504	1,548,277,997
End of period	$1,411,613,734	$1,469,170,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$2.81	$0.05	$(0.06)	$(0.01)	$(0.05)	$2.75	(0.41)%	$1,049,498	0.78%(d)	0.78%(d)	0.75%(d)	3.28%(d)	15%
Year ended 02/28/25	2.80	0.09	0.01	0.10	(0.09)	2.81	3.74	1,099,709	0.83	0.83	0.76	3.13	26
Year ended 02/29/24	2.78	0.08	0.03	0.11	(0.09)	2.80	3.94	1,168,493	0.90	0.90	0.76	2.91	21
Year ended 02/28/23	2.98	0.07	(0.19)	(0.12)	(0.08)	2.78	(4.16)	1,287,117	0.91	0.91	0.75	2.65	60
Year ended 02/28/22	3.04	0.06	(0.04)	0.02	(0.08)	2.98	0.74	1,491,165	0.78	0.78	0.74	2.01	12
Year ended 02/28/21	3.12	0.08	(0.07)	0.01	(0.09)	3.04	0.29 (e)	1,411,111	0.87 (e)	0.87 (e)	0.76 (e)	2.75 (e)	17
Class C
Six months ended 08/31/25	2.79	0.03	(0.04)	(0.01)	(0.04)	2.74	(0.44)	38,183	1.53 (d)	1.53 (d)	1.50 (d)	2.53 (d)	15
Year ended 02/28/25	2.78	0.07	0.01	0.08	(0.07)	2.79	2.97	43,549	1.58	1.58	1.51	2.38	26
Year ended 02/29/24	2.76	0.06	0.03	0.09	(0.07)	2.78	3.17	54,229	1.65	1.65	1.51	2.16	21
Year ended 02/28/23	2.97	0.05	(0.21)	(0.16)	(0.05)	2.76	(5.26)	70,720	1.66	1.66	1.50	1.90	60
Year ended 02/28/22	3.02	0.04	(0.03)	0.01	(0.06)	2.97	0.31	90,290	1.53	1.53	1.49	1.26	12
Year ended 02/28/21	3.10	0.06	(0.07)	(0.01)	(0.07)	3.02	(0.47)	91,938	1.63	1.63	1.52	1.99	17
Class Y
Six months ended 08/31/25	2.81	0.05	(0.06)	(0.01)	(0.05)	2.75	(0.28)	320,008	0.53 (d)	0.53 (d)	0.50 (d)	3.53 (d)	15
Year ended 02/28/25	2.80	0.09	0.02	0.11	(0.10)	2.81	4.00	321,897	0.58	0.58	0.51	3.38	26
Year ended 02/29/24	2.78	0.09	0.02	0.11	(0.09)	2.80	4.21	324,713	0.65	0.65	0.51	3.16	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.24)	333,027	0.66	0.66	0.50	2.90	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.33	339,209	0.53	0.53	0.49	2.26	12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.53	260,365	0.63	0.63	0.52	2.99	17
Class R6
Six months ended 08/31/25	2.81	0.05	(0.06)	(0.01)	(0.05)	2.75	(0.26)	3,924	0.47 (d)	0.47 (d)	0.44 (d)	3.59 (d)	15
Year ended 02/28/25	2.80	0.10	0.01	0.11	(0.10)	2.81	4.05	4,015	0.52	0.52	0.45	3.44	26
Year ended 02/29/24	2.78	0.09	0.03	0.12	(0.10)	2.80	4.26	843	0.59	0.59	0.45	3.22	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.20)	744	0.60	0.60	0.44	2.96	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.36	357	0.50	0.50	0.46	2.29	12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.59	170	0.57	0.57	0.46	3.05	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
18
Invesco Rochester® Limited Term New York Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
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Invesco Rochester® Limited Term New York Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Next $3 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $7,744 in front-end sales commissions from the sale of Class A shares and $25,136 and $3,257 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
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Invesco Rochester® Limited Term New York Municipal Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,365,488,783	$—	$1,365,488,783
U.S. Dollar Denominated Bonds & Notes	—	—	90,373	90,373
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,365,488,783	90,373	1,365,579,156
Other Investments - Assets
Investments Matured	—	1,863,336	—	1,863,336
Total Investments	$—	$1,367,352,119	$90,373	$1,367,442,492
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $65,946,201 and securities sales of $26,056,483, which resulted in net realized gains (losses) of $(984,437).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,455.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $111,475 with an average interest rate of 4.50%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$50,617,099	$566,038,667	$616,655,766
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
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Invesco Rochester® Limited Term New York Municipal Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $212,524,404 and $289,930,733, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,242,418
Aggregate unrealized (depreciation) of investments	(38,371,522)
Net unrealized appreciation (depreciation) of investments	$(30,129,104)
Cost of investments for tax purposes is $1,397,571,596.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	19,867,790	$54,607,659	38,615,440	$108,412,380
Class C	1,123,595	3,065,958	2,306,445	6,424,564
Class Y	24,016,827	66,008,327	33,565,552	94,119,478
Class R6	145,621	401,400	1,275,621	3,572,872
Issued as reinvestment of dividends:
Class A	4,286,186	11,786,976	8,389,570	23,511,351
Class C	146,675	401,407	323,998	902,535
Class Y	1,401,676	3,854,526	2,531,932	7,096,029
Class R6	11,774	32,382	24,052	67,548
Automatic conversion of Class C shares to Class A shares:
Class A	1,225,034	3,361,497	2,418,307	6,779,409
Class C	(1,232,535)	(3,361,497)	(2,435,521)	(6,779,409)
Reacquired:
Class A	(35,145,644)	(96,731,439)	(75,149,788)	(210,801,948)
Class C	(1,664,210)	(4,546,772)	(4,082,222)	(11,386,409)
Class Y	(23,610,529)	(64,839,760)	(37,427,380)	(104,867,988)
Class R6	(159,478)	(438,172)	(172,277)	(484,096)
Net increase (decrease) in share activity	(9,587,218)	$(26,397,508)	(29,816,271)	$(83,433,684)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Rochester® Limited Term New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Limited Term New York Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal New York Investment Grade 4-7 Years Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the fifth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board considered that the Fund underwent a change in portfolio management in 2024. The Board also
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Invesco Rochester® Limited Term New York Municipal Fund

considered that rising interest rates and the Fund’s relative duration positioning detracted from the Fund’s three-year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each the same as the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management the reasons for such relative total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
24
Invesco Rochester® Limited Term New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
25
Invesco Rochester® Limited Term New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTNYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Rochester® Municipal Opportunities Fund
Nasdaq:
A: ORNAX ■ C: ORNCX ■ Y: ORNYX ■ R5: IORHX ■ R6: IORYX

2	Schedule of Investments
40	Financial Statements
44	Financial Highlights
45	Notes to Financial Statements
51	Approval of Investment Advisory and Sub-Advisory Contracts
53	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–111.56%(a)
Alabama–1.95%
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	$16,000	$16,055,526
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	15,265	15,563,976
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	503,716
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,306,509
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(c)	4.00%	11/01/2045	2,340	1,963,449
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	31,660	28,720,803
Series 2024, RB(b)	4.75%	12/01/2054	33,685	29,315,826
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(d)	4.00%	12/01/2031	15,835	15,776,662
Series 2024 A, RB	5.00%	11/01/2035	15,000	15,524,507
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	45,365	44,389,780
				169,120,754
Alaska–0.12%
Anchorage (City of), AK Municipality; Series 2024 A, RB (INS - AGI)(b)(e)	4.38%	02/01/2065	12,500	10,518,336
Arizona–2.25%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	5,921	5,757,870
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.50%	07/01/2038	1,165	1,167,899
Series 2018 B, RB(c)	5.63%	07/01/2048	2,250	2,150,818
Series 2018 B, RB(c)	5.75%	07/01/2053	3,500	3,346,985
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(c)	5.13%	08/01/2038	2,515	2,378,847
Series 2018 A, RB(c)	5.25%	08/01/2048	3,945	3,410,477
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(c)	5.50%	07/01/2037	580	565,959
Series 2017, Ref. RB(c)	5.75%	07/01/2047	680	626,743
Series 2017, Ref. RB(c)	5.88%	07/01/2052	645	592,080
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(c)	5.00%	07/01/2054	3,000	2,537,427
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(c)	5.25%	12/15/2038	1,415	1,391,591
Series 2018 A, RB(c)	5.50%	12/15/2048	2,260	2,075,933
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	382,448
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB	6.38%	01/01/2028	375	358,412
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,146,701
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(c)(f)	0.00%	12/15/2034	8,900	4,706,944
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(c)	6.00%	01/01/2048	11,475	9,475,084
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(c)	6.00%	07/01/2043	1,885	1,795,276
Series 2023, RB(c)	6.25%	07/01/2053	1,900	1,766,241
Series 2023, RB(c)	6.38%	07/01/2058	2,500	2,336,128
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	815,812
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	326	326,095
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	972,227
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,365	1,329,757
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (The) (Freedom Academy, Inc.); Series 2016, RB(c)	5.50%	07/01/2046	$4,135	$3,791,086
Phoenix (City of), AZ Industrial Development Authority (The) (Gourmet Boutique West LLC); Series 2007 B, IDR(b)	5.88%	11/01/2037	2,260	1,950,550
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(c)	9.50%	04/01/2052	7,900	6,783,032
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.50%	09/01/2046	2,400	2,108,235
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(c)	6.00%	07/01/2035	1,025	1,025,384
Series 2015, RB(c)	6.13%	07/01/2045	3,310	3,240,868
Series 2019, RB	5.13%	07/01/2039	650	600,196
Series 2019, RB	5.25%	07/01/2049	810	697,165
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(c)	5.63%	06/15/2045	2,250	2,201,798
Pima (County of), AZ Industrial Development Authority (The) (Baren Academy Project Refunding); Series 2021, RB(c)	5.00%	07/01/2056	4,285	3,254,808
Pima (County of), AZ Industrial Development Authority (The) (LA Posada at Pusch Ridge);
Series 2022, RB(c)	6.88%	11/15/2052	7,500	7,723,786
Series 2022, RB(c)	7.00%	11/15/2057	3,975	4,110,416
Pima (County of), AZ Industrial Development Authority (The) (Milestones Charter School Refunding); Series 2017 A, Ref. RB(c)	6.50%	11/01/2047	5,530	5,108,003
Pima (County of), AZ Industrial Development Authority (The) (P.L.C. Charter Schools);
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $3,319,891)(c)(g)	6.00%	12/01/2036	3,315	3,322,385
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $6,310,000)(c)(g)	6.00%	12/01/2046	6,310	6,006,694
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(b)(h)	5.50%	10/01/2033	5,853	6,078,508
Series 2021 C, RB(b)(c)	5.50%	10/01/2033	22,616	23,487,363
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	100	100,388
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(c)	5.60%	07/01/2031	131	131,168
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(c)	5.50%	06/15/2047	11,245	10,710,377
Series 2023, RB(c)	5.75%	06/15/2053	5,000	4,820,720
Series 2023, RB(c)	5.75%	06/15/2058	15,000	14,380,717
Series 2024, RB(c)	5.00%	06/15/2044	1,330	1,221,294
Series 2024, RB(c)	5.00%	06/15/2054	4,735	4,085,136
Series 2024, RB(c)	5.00%	06/15/2059	715	607,414
Series 2024, RB(c)	5.00%	06/15/2064	15,525	12,996,327
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	4,300	4,158,556
Series 2025, RB	6.50%	06/15/2055	3,850	3,805,630
Southside Community Facilities District No. 1; Series 2008, RB(i)	7.25%	07/01/2032	718	661,576
Tempe (City of), AZ Industrial Development Authority (Accel); Series 2022 A, RB(c)	6.50%	08/01/2048	3,640	3,670,087
				195,253,421
Arkansas–0.34%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(c)	4.75%	09/01/2049	22,135	20,465,222
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	4,857,035
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(i)	6.25%	02/01/2038	3,930	3,930,000
				29,252,257
California–10.99%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	105	105,220
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(f)	0.00%	06/01/2050	520,920	115,961,741
Series 2006 B, RB(f)	0.00%	06/01/2050	107,400	17,955,175
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	$16,345	$16,461,473
Series 2006 C, RB(f)	0.00%	06/01/2055	212,950	19,114,839
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,005,201
Series 2006 A, RB(f)	0.00%	06/01/2046	127,310	33,890,253
Series 2006 B, RB(f)	0.00%	06/01/2046	33,920	8,302,754
Series 2006 C, RB(f)	0.00%	06/01/2055	215,100	22,022,390
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	15,195	2,671,398
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,770	1,771,616
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	52	52,697
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(d)	9.50%	01/01/2035	79,105	72,740,085
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(c)	5.00%	01/01/2056	4,200	3,421,629
California (State of) Infrastructure & Economic Development Bank (Wonderful Foundations Charter School Portfolio); Series 2020, RB(c)	5.00%	01/01/2055	5,200	4,251,280
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	11,095	10,594,512
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(c)	6.38%	06/15/2064	2,250	2,318,540
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(b)(c)(g)(j)	7.50%	07/01/2032	6,075	68,344
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(b)(c)(g)(j)	8.00%	07/01/2039	14,995	168,694
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(b)(c)(g)(j)	7.50%	07/01/2032	2,650	29,813
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(b)(c)	5.00%	11/21/2045	16,050	15,241,035
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(c)	10.00%	05/15/2028	3,000	3,866,798
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(c)	6.63%	06/01/2065	9,500	9,296,921
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(c)(d)(k)	6.50%	07/01/2027	2,515	2,687,318
Series 2017, RB(c)	6.50%	07/01/2050	1,865	1,865,440
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(c)	5.25%	07/01/2051	5,945	5,545,067
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.00%	05/01/2027	175	176,019
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.75%	05/01/2037	900	901,072
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.88%	05/01/2047	1,230	1,169,367
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(c)	5.13%	06/01/2047	595	536,325
Series 2017 A, RB(c)	5.25%	06/01/2052	665	593,648
California (State of) Statewide Communities Development Authority; Series 2025, RB	3.54%	02/20/2041	19,201	16,896,482
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(c)	5.25%	07/01/2052	1,450	1,357,733
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,675	6,675,514
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,275	2,320,749
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,058,761
California Educational Facilities Authority; Series 2025, RB(l)(m)	5.00%	10/01/2055	17,100	17,466,210
City of San Francisco CA Public Utilities Commission Water Revenue; Series 2025, RB(m)	5.00%	11/01/2055	10,955	11,173,122
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(f)	0.00%	08/01/2042	7,780	3,323,387
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	186,500	17,375,664
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	715	716,770
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(b)	4.00%	05/15/2050	$10,500	$8,857,389
Series 2022 A, RB(b)	4.00%	05/15/2049	18,575	15,759,086
Series 2022, RB(b)(m)	5.00%	05/15/2047	25,205	24,881,297
Series 2022, RB(b)(m)	5.00%	05/15/2048	30,000	29,576,739
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, RB(b)	4.00%	05/15/2047	10,250	8,940,773
Los Angeles County Public Works Financing Authority;
Series 2025, RB(m)	5.25%	12/01/2050	12,280	12,799,135
Series 2025, RB(m)	5.25%	12/01/2054	4,555	4,737,649
Morongo Band of Mission Indians (The); Series 2018 A, RB(c)	5.00%	10/01/2042	4,500	4,449,608
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,650
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	6,415	6,359,975
San Diego (City of), CA;
Series 2025, RB(b)(l)(m)	5.00%	07/01/2048	5,000	4,949,223
Series 2025, RB(b)(l)(m)	5.00%	07/01/2053	15,000	14,780,304
Series 2025, RB(b)(l)(m)	5.25%	07/01/2058	20,000	20,216,022
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2046	8,040	6,907,527
Series 2021 B, RB(b)	4.00%	07/01/2051	6,960	5,835,178
Series 2021 B, RB (INS - AGI)(b)(e)	4.00%	07/01/2051	16,750	14,106,383
Series 2021 B, RB(b)	5.00%	07/01/2056	5,180	5,075,950
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(b)	5.00%	05/01/2044	10,020	10,022,166
Series 2019 E, RB(b)	4.00%	05/01/2050	13,845	11,494,446
Series 2025, RB(b)(l)(m)	5.00%	05/01/2049	90,485	88,755,388
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(b)(l)(m)	5.50%	05/01/2055	15,000	15,521,706
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	60,785	33,040,009
Series 2007 A, RB(f)	0.00%	06/01/2047	58,990	13,211,625
Series 2007 B, RB(f)	0.00%	06/01/2047	13,505	3,024,631
Series 2007 C, RB(f)	0.00%	06/01/2056	61,600	5,588,161
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2037	6,245	3,884,012
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2038	12,115	7,059,672
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2041	14,735	7,118,925
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2043	17,145	7,416,409
Sweetwater Union High School District; Series 2022, GO Bonds(m)	5.00%	08/01/2052	47,500	48,817,246
Tender Option Bond Trust Receipts/Certificates; Series 2025, GO Bonds(c)	11.34%	09/01/2053	5,000	5,849,960
Tustin Unified School District (Election of 2024);
Series 2025, GO Bonds	4.00%	08/01/2048	3,255	2,860,640
Series 2025, GO Bonds	4.00%	08/01/2050	3,865	3,356,758
Series 2025, GO Bonds	4.00%	08/01/2052	3,945	3,394,054
Series 2025, GO Bonds	4.00%	08/01/2055	5,795	4,937,387
University of California;
Series 2022 BK, RB	5.00%	05/15/2052	5,750	5,815,564
Series 2025, RB(l)(m)	5.00%	05/15/2053	17,150	17,547,882
				955,145,585
Colorado–9.44%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,132,827
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,177,415
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,883,594
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	955,461
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	461,678
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,026,025
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	861,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	$4,500	$4,467,928
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,659,491
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	22,690,085
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,193	3,069,524
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,188	2,103,388
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	500,085
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,099,825
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,666,018
Baseline Metropolitan District No. 1; Series 2024 B, GO Bonds	6.75%	12/15/2054	2,750	2,693,193
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(c)	8.00%	12/15/2054	2,774	2,765,259
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	460,511
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	756,584
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,286,567
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,105	1,105,051
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	2,000	1,643,460
Series 2024, GO Bonds(c)	8.25%	12/01/2053	4,218	4,071,117
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	12,930,967
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,651,201
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2022, RB	6.50%	12/01/2053	6,850	7,059,935
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,061,052
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,953	3,815,921
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	581,167
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,109,728
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,496	1,496,191
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	3,336	3,101,010
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(c)	5.75%	04/01/2059	2,250	2,089,708
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB (Acquired 10/25/2023; Cost $1,490,873)(g)	5.00%	05/15/2044	2,250	1,698,687
Series 2021 A, RB (Acquired 12/15/2021-11/20/2023; Cost $2,416,155)(g)	5.00%	05/15/2049	3,000	2,127,500
Series 2021 A, RB (Acquired 12/15/2021-07/08/2024; Cost $7,737,202)(g)	5.00%	05/15/2058	10,000	6,694,666
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	7,605	6,465,975
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	455	455,804
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	14,996,101
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(c)	7.50%	12/15/2050	3,490	3,476,386
Cottonwood Creek Metropolitan District No. 5; Series 2025, GO Bonds(c)(h)	7.25%	12/01/2055	10,545	7,424,699
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(i)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	568	564,192
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(c)	7.25%	12/01/2052	3,600	3,598,056
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(f)	0.00%	12/01/2031	65,565	41,113,379
Denver (City & County of), CO;
Series 2021 A, RB	4.00%	08/01/2051	28,990	24,492,051
Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	5,839,625
Series 2022 D, Ref. RB(b)(m)	5.75%	11/15/2045	10,000	10,479,246
Series 2022, RB(b)(m)	5.00%	11/15/2053	27,500	27,094,639
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	20,000	19,999,226
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	6.00%	12/01/2055	4,800	5,028,385
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,006,201
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,286	2,287,787
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	19,982,874
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	833,540
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(c)	8.00%	12/15/2051	1,910	1,909,508
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(c)	5.75%	12/01/2046	2,700	2,703,016
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Elora Metropolitan District; Series 2025, GO Bonds	8.25%	12/15/2055	$1,938	$1,932,443
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,974,955
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,393,903
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	7,141,663
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(c)	6.00%	12/01/2049	2,965	2,845,748
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	933,293
Series 2023 B, GO Bonds(c)	9.00%	12/15/2047	980	980,136
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(h)	6.13%	12/01/2050	3,075	2,907,428
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(c)	4.75%	12/01/2051	3,000	2,216,894
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(c)	8.25%	12/15/2053	2,983	2,990,838
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,340,909
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(c)(d)(k)	7.75%	09/01/2025	515	530,450
Series 2020, GO Bonds(d)(k)	5.13%	09/01/2025	1,395	1,436,850
HM Metropolitan District No. 2; Series 2021, GO Bonds(h)	5.75%	12/01/2051	24,038	19,269,320
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,285,270
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	4,951	4,821,275
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,225,464
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,763,813
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,517,126
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,027,985
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	1,999,083
Jones District Community Authority Board; Series 2020 A, RB(h)	5.75%	12/01/2050	6,800	6,178,604
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,446,351
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,851,450
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(c)	6.25%	12/20/2054	2,100	2,059,898
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,558,776
Series 2023 A-2, GO Bonds(h)	8.00%	12/01/2053	3,645	2,902,550
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,175,152
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(c)	7.00%	11/01/2052	7,000	7,058,980
Series 2022 A, GO Bonds(c)	7.38%	11/01/2052	10,830	11,115,678
Series 2022 B, GO Bonds(c)	9.25%	12/01/2052	9,189	9,154,370
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	598,136
Legato Community Authority; Series 2021 B, RB	8.25%	12/15/2051	2,000	1,999,409
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,765,955
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,220,550
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	536,630
Series 2024 B, GO Bonds	6.25%	12/15/2044	536	528,261
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	692,676
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	607,547
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	709	706,840
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	8,310	8,475,408
Series 2022 A-2, Ref. GO Bonds(h)	7.00%	12/01/2051	11,285	9,794,507
Millers Landing Business Improvement District;
Series 2018 A, RB(c)	6.00%	12/01/2048	7,715	6,996,935
Series 2018 B, RB(c)	8.00%	12/01/2048	2,175	2,046,471
Mineral Business Improvement District; Series 2024 B, GO Bonds(c)	8.50%	12/15/2054	520	518,378
Mirabelle Metropolitan District No. 2; Series 2025 B, Ref. GO Bonds	6.13%	12/15/2049	3,100	2,956,214
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,413,655
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	977	908,450
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	976	874,258
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Muegge Farms Metropolitan District No. 4;
Series 2025 A, GO Bonds	6.25%	12/01/2054	$5,625	$5,454,047
Series 2025 B, GO Bonds	8.38%	12/15/2054	842	839,822
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,495,246
Series 2022, RB	7.00%	12/01/2034	5,000	5,109,575
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,637,584
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(c)	6.00%	12/01/2054	4,500	4,194,345
Series 2024 B, GO Bonds(c)	8.00%	12/15/2054	2,670	2,664,566
MW Retail Business Improvement District; Series 2024, RB(c)	6.00%	12/01/2054	2,390	2,257,355
Newlin Crossing Metropolitan District;
Series 2024 A, GO Bonds(c)	5.38%	12/01/2054	1,145	1,056,808
Series 2024 B, GO Bonds(c)	7.75%	12/15/2054	604	602,084
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	14,464,418
Palisade Metropolitan District No. 2;
Series 2024 C, RB(c)	8.00%	12/15/2037	1,500	1,516,503
Series 2024, Ref. RB(c)(h)	5.88%	12/15/2054	1,950	1,714,701
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,238,601
Parterre Metropolitan District No. 5;
Series 2025 A, GO Bonds	5.88%	12/01/2045	1,700	1,729,545
Series 2025 A, GO Bonds	6.13%	12/01/2055	2,500	2,556,123
Series 2025, GO Bonds	8.38%	12/15/2055	1,479	1,472,360
Penrith Park Metropolitan District; Series 2024 C, RB	6.25%	12/15/2054	1,058	1,053,026
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,044,838
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(c)	6.50%	08/01/2053	4,723	4,670,031
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,173,253
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,022,707
Prairie Farm Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,269,302
PV-ERU Holding Trust; Series 2019, RB(f)(i)	0.00%	02/14/2039	12,585	1,146,241
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	9,500	5,751,890
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	1,815,271
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	566,071
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,271,916
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	673,968
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	881,235
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	1,956,427
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,224,877
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,998,929
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(c)	5.00%	12/01/2051	2,500	2,195,473
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	20,350	20,308,236
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	21,508,630
Sabell Metropolitan District; Series 2020 B-3, GO Bonds(c)	8.25%	12/15/2050	605	605,036
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	6,521,203
Series 2023 B, RB	9.25%	12/15/2053	891	825,666
Second Creek Farm Metropolitan District No. 3;
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,687,306
Series 2021 C, GO Bonds(c)	7.63%	12/15/2052	8,288	7,726,883
Second Creek Farm Metropolitan District No. 4; Series 2024 A, Ref. GO Bonds	6.75%	12/01/2054	1,366	1,269,095
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	586,887
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,609,425
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,131,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sky Ranch Community Authority Board;
Series 2022 B, RB	8.75%	12/15/2052	$6,367	$6,364,553
Series 2024 B, GO Bonds	6.50%	12/15/2054	557	552,280
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	15,000	14,917,636
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	806,500
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,848,463
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	786,656
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(c)	9.50%	12/15/2045	360	359,765
Spring Valley Metropolitan District No. 3; Series 2025 B, Ref. GO Bonds	6.25%	12/15/2054	1,080	1,049,722
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,470,402
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,782,141
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	982,009
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(c)(h)	6.75%	09/20/2054	3,500	2,373,105
Series 2024 B, GO Bonds(c)	8.75%	09/20/2054	2,100	2,093,058
STC Metropolitan District No. 2 (Green Bonds); Series 2025, Ref. GO Bonds(c)	8.00%	12/15/2055	5,000	4,999,939
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	501	496,430
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	27,857,456
Series 2023, RB	8.38%	12/15/2054	7,500	7,480,602
Series 2024 A, Ref. RB(c)	5.75%	12/01/2054	2,700	2,560,215
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	943,393
Series 2024 B, Ref. RB(c)	8.25%	12/15/2054	1,475	1,470,379
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	917,142
Series 2024, RB	5.63%	12/01/2043	1,405	1,383,725
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,170,875
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	6,000	5,517,029
Series 2024 A-2, Ref. GO Bonds(h)	6.25%	12/01/2054	5,920	4,283,869
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,518,061
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,673,485
Timberleaf Metropolitan District; Series 2025 B, GO Bonds	7.88%	12/15/2055	1,000	992,012
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,632,321
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	1,780	1,770,748
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(h)	5.50%	12/01/2051	3,000	2,343,863
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,572	1,521,230
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	506,927
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	7,943,573
Verve Metropolitan District No. 1;
Series 2021, Ref. GO Bonds	5.00%	12/01/2051	3,000	2,495,722
Series 2024 A, GO Bonds(h)	7.00%	12/01/2054	7,500	5,347,590
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(c)	5.63%	12/01/2048	1,348	1,296,109
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	983,282
Weems Neighborhood Metropolitan District;
Series 2025 A, GO Bonds	5.88%	12/01/2055	1,500	1,490,402
Series 2025, GO Bonds	7.88%	12/15/2055	1,149	1,139,821
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,639,757
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	6,948	6,921,087
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	749,495
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(c)	6.50%	10/15/2054	645	639,821
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,653,255
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,709	1,670,540
				820,219,965
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.08%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(c)	12.00%	09/01/2030	$3,250	$3,491,263
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(j)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(j)	6.05%	07/01/2031	13,420	3,355,001
				6,902,664
District of Columbia–2.28%
District of Columbia; Series 2025, Ref. RB	5.75%	10/01/2055	6,875	7,049,109
District of Columbia (Union Market); Series 2024, RB(c)(h)	6.60%	06/01/2049	4,250	2,473,682
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	23,240	23,967,098
Series 2006 C, RB(f)	0.00%	06/15/2055	900,680	81,054,895
Series 2006 D, RB(f)	0.00%	06/15/2055	555,000	44,550,794
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	4.00%	10/01/2049	11,000	9,119,331
Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	13,155,564
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(l)(m)	5.50%	07/15/2060	16,000	16,679,602
				198,050,075
Florida–12.07%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(c)(d)	6.30%	07/01/2043	1,825	1,813,733
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	715	665,045
Series 2016, RB	6.00%	05/01/2047	1,705	1,710,286
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,290	2,296,412
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,315	1,315,681
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	2,610	2,568,642
Series 2023, RB	5.63%	05/01/2054	3,230	3,148,591
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,384,913
Series 2024, RB(c)	5.25%	05/01/2055	6,845	6,437,224
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,504,846
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	8,205	8,066,878
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,611,124
Series 2019 A, RB(b)	4.00%	10/01/2049	8,000	6,622,709
Series 2019 B, RB(b)	4.00%	09/01/2044	5,000	4,373,683
Series 2019 B, RB(b)	4.00%	09/01/2049	10,000	8,438,085
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	16,974,632
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	800	800,076
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(c)	7.25%	01/01/2055	10,000	9,922,878
Series 2025 A, RB(c)	7.13%	01/01/2065	10,500	10,053,479
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(c)	5.00%	06/15/2064	4,790	4,078,171
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,360	2,023,322
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,705	2,135,892
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(c)	5.63%	08/01/2037	1,025	929,424
Series 2017, RB(c)	5.88%	08/01/2052	3,925	3,124,723
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(c)	5.38%	06/15/2038	850	813,211
Series 2018 A, RB(c)	5.38%	06/15/2048	1,590	1,401,051
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(c)	5.00%	12/15/2055	6,800	5,634,381
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(c)(g)	5.75%	06/01/2054	3,735	3,006,026
Series 2019 B, RB (Acquired 04/25/2019; Cost $235,000)(c)(g)	6.00%	06/01/2028	235	230,628
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(c)	5.25%	12/01/2058	17,805	16,270,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(c)	5.00%	10/15/2047	$1,100	$990,859
Series 2017 A, RB(c)	5.00%	10/15/2052	755	660,890
Capital Trust Agency, Inc. (Wonderful Foundations Charter School Portfolio); Series 2020, RB(c)	5.00%	01/01/2055	3,250	2,620,696
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(c)	5.25%	06/01/2064	5,000	4,179,314
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(c)	8.50%	06/15/2035	470	482,309
Series 2024, RB(c)	6.63%	06/15/2054	14,795	14,149,752
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(c)	7.00%	07/01/2030	665	664,241
Series 2024, RB(c)	5.25%	07/01/2059	5,130	4,392,058
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(c)	5.25%	07/01/2050	2,000	1,871,160
Series 2025, RB(c)	5.38%	07/01/2065	5,095	4,678,705
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(c)	6.50%	12/15/2053	2,535	2,352,568
Series 2023, RB(c)	6.50%	12/15/2058	3,100	2,844,961
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	4,170	3,631,783
Series 2024, RB	5.13%	12/15/2059	3,925	3,362,348
Capital Trust Authority (St.Johns Classical Academy, Inc.);
Series 2025, Ref. RB(c)	5.13%	06/15/2050	410	358,341
Series 2025, Ref. RB(c)	5.25%	06/15/2059	1,000	867,413
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	767,816
Series 2015, RB	5.75%	11/01/2047	1,855	1,859,739
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,490	2,503,799
Chapel Creek Community Development District	5.50%	05/01/2038	1,425	1,425,102
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(b)	6.13%	10/01/2055	4,125	4,165,282
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(g)(i)(j)	5.50%	05/01/2037	13,074	5,883,326
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	2,015	2,000,652
Series 2025, RB	6.00%	05/01/2055	2,200	2,173,796
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(c)	5.00%	12/01/2037	1,150	1,108,312
Series 2017 A, RB(c)	5.00%	12/01/2047	1,875	1,634,815
Creekside Community Development District; Series 2006, RB(i)(j)	5.20%	05/01/2038	1,533	766,322
Creekview Community Development District (Phase 2); Series 2024, RB	5.63%	05/01/2055	3,500	3,261,002
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	65	65,129
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	977,785
Series 2024, RB	5.75%	05/01/2054	1,230	1,188,719
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)	12.00%	07/15/2028	38,125	23,637,500
Series 2024, Ref. RB(b)	5.00%	07/01/2035	2,200	1,819,749
Series 2024, Ref. RB(b)	5.00%	07/01/2041	23,710	19,561,170
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.00%	07/01/2044	36,535	35,020,632
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	07/01/2047	6,000	5,782,231
Series 2024, Ref. RB(b)	5.25%	07/01/2047	85,045	70,171,608
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	07/01/2053	12,250	11,650,306
Series 2024, Ref. RB(b)	5.50%	07/01/2053	2,245	1,853,784
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(b)(c)(d)	10.00%	07/15/2028	27,400	16,988,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB(b)(c)(d)	10.00%	06/15/2026	42,600	36,212,339
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(c)	6.00%	08/15/2057	3,250	2,901,127
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(c)	5.00%	07/15/2046	6,045	5,324,600
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	291,523
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	869,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Gas Worx Community Development District; Series 2025, RB(c)	6.00%	05/01/2057	$2,250	$2,196,849
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(g)(j)	7.00%	03/01/2030	4,209	2,315,065
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(f)(g)	0.00%	03/01/2030	2,393	95,717
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	25,100	20,349,802
Series 2019 A, RB(b)	4.00%	10/01/2044	13,180	11,393,198
Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	13,651,059
Series 2022 A, RB(b)	5.00%	10/01/2046	14,985	14,838,484
Hamilton Bluff Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	964,430
Series 2024, RB	5.80%	05/01/2054	1,000	949,685
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	230	230,135
Hillsborough (County of), FL; Series 2025, RB(m)	5.25%	11/15/2049	21,985	22,547,809
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(b)(m)	5.00%	10/01/2047	10,000	9,857,657
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2022 A, RB(b)	4.00%	10/01/2052	14,800	12,276,224
Hillsborough County Industrial Development Authority; Series 2025, RB(m)	5.50%	11/15/2054	30,000	31,206,720
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,885,924
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	399,320
Series 2024 A, RB	5.63%	05/01/2055	685	642,659
Indigo Community Development District; Series 2005, RB(i)	5.75%	05/01/2036	2,775	2,359,106
JEA Water & Sewer System; Series 2025, RB(m)	5.25%	10/01/2055	20,000	20,575,612
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(c)	5.00%	01/15/2049	820	666,024
Series 2019, RB(c)	5.00%	01/15/2054	635	500,496
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,805,661
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(c)(g)(j)	7.13%	01/01/2052	21,000	12,390,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(c)	5.50%	07/15/2048	1,685	1,516,707
Series 2018 A, RB(c)	5.75%	07/15/2053	1,830	1,676,693
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	401,668
Series 2024 A, RB	5.60%	05/01/2055	685	638,544
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	985	1,002,481
Series 2023, RB	6.38%	05/01/2054	1,305	1,331,738
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	765	723,690
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	11,500	11,270,907
Series 2021 B, RB(b)	4.00%	10/01/2051	10,000	8,093,207
Series 2024, RB(b)	5.25%	10/01/2049	27,650	27,867,196
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	792,837
Series 2017 A, RB(c)	5.63%	12/01/2037	3,380	2,551,924
Series 2017 A, RB(c)	5.75%	12/01/2052	18,210	12,694,790
Lee (County of), FL Industrial Development Authority (Preserve); Series 2017 A, RB(c)	5.00%	12/01/2027	325	273,336
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,065	2,066,433
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(c)	5.85%	05/01/2055	1,000	944,094
Madeira Community Development District (Assessment Area No.2 );
Series 2025, RB	5.50%	05/01/2045	1,000	948,109
Series 2025, RB	5.80%	05/01/2055	1,650	1,559,402
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	510	461,102
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	155	155,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2023 A, Ref. RB(b)	5.00%	10/01/2047	$42,145	$40,988,234
Series 2023, RB(m)	5.00%	07/01/2052	35,475	36,051,958
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	14,371,282
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	44,465	36,803,809
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,404,746
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	9,776,149
Series 2022, RB(m)	5.00%	07/01/2050	14,210	14,283,068
Series 2022, RB(m)	5.00%	07/01/2051	30,980	31,079,780
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	2,600	2,296,687
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $7,800,000)(g)	6.90%	01/01/2038	7,800	7,477,953
Naturewalk Community Development District; Series 2007 A, RB(i)(j)	5.50%	05/01/2038	4,345	1,651,100
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	520	520,087
Series 2023, RB	6.00%	05/01/2054	780	778,240
Northridge Community Development District; Series 2025, RB(c)	6.00%	05/01/2055	2,335	2,282,124
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2051	4,775	1,046,307
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2054	4,570	835,492
Palm Beach (County of), FL;
Series 2025, RB(c)	5.75%	10/01/2055	4,500	4,544,334
Series 2025, RB(c)	6.75%	10/01/2055	1,100	1,110,320
Series 2025, RB(c)	5.75%	10/01/2065	7,500	7,516,679
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2049	10,000	9,341,012
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,159,985
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,097,757
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,753,364
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	6,870	6,953,364
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,510	1,437,911
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,234)(b)(c)(g)(j)	5.88%	01/01/2033	22,370	12,303,500
Portofino Isles Community Development District (Portofino Court); Series 2005, RB (Acquired 12/18/2009-08/18/2010; Cost $6,584,519)(g)(j)	5.60%	05/01/2036	5,905	2,952,500
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.65%	06/15/2055	1,000	946,587
Reunion East Community Development District;
Series 2002 A-2, RB(j)	7.38%	05/01/2033	1,425	14
Series 2005, RB(j)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	105	105,054
Rivers Edge III Community Development District; Series 2025, RB	6.00%	05/01/2056	1,000	994,355
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,225,563
Series 2023, RB	6.38%	11/01/2053	1,400	1,426,982
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,482,223
Series 2023, RB	5.75%	05/01/2053	2,320	2,258,718
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,760	2,547,076
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,201,699
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,246,842
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $5,615,499)(g)(j)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	4,975	4,975,747
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $4,142,776)(g)(j)	6.60%	05/01/2036	3,800	1,900,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	$485	$485,251
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	802,405
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	8,490	8,495,033
Tradition Community Development District No. 9;
Series 2025, RB	5.40%	05/01/2045	715	679,202
Series 2025, RB	5.65%	05/01/2056	1,000	941,781
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	2,010	1,894,458
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	1,830	1,795,631
Series 2023, RB	5.50%	05/01/2054	2,055	1,992,638
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(c)	5.63%	01/01/2060	2,000	1,861,179
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	80	80,486
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,083,575
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,796,481
Series 2016 A-2, RB	5.38%	05/01/2046	1,350	1,336,226
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,940	1,942,402
Waterstone Community Development District;
Series 2007 A, RB(h)	6.88%	05/01/2037	1,214	858,371
Series 2007 B, RB(f)	0.00%	11/01/2028	1,162	1,054,968
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	936,915
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,460	6,465,866
Series 2005 A-2, RB (Acquired 11/10/2005-10/17/2019; Cost $4,675,266)(g)(j)	5.75%	05/01/2036	7,610	4,413,800
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	426,172
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,507,333
Series 2022, RB	5.50%	05/01/2053	2,500	2,422,128
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,504,476
Series 2023, RB	5.63%	05/01/2053	1,500	1,501,714
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,210	1,209,928
Westside Community Development District;
Series 2019-2, RB(i)(j)	5.65%	05/01/2037	1,010	806,184
Series 2019-2, RB(i)(j)	7.20%	05/01/2038	520	471,178
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,240	1,214,872
Series 2023, RB	5.60%	05/01/2053	1,865	1,809,987
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(c)	4.80%	05/01/2055	6,500	5,805,974
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $2,513,763)(g)(j)	5.63%	05/01/2037	2,635	1,448,962
				1,049,571,335
Georgia–1.51%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(c)	5.56%	12/15/2048	25,000	21,359,815
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(c)	6.75%	06/15/2064	1,750	1,640,966
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(c)	6.00%	06/15/2043	480	465,267
Series 2023, RB(c)	6.40%	06/15/2053	1,850	1,769,799
Series 2023, RB(c)	6.38%	06/15/2058	1,250	1,172,691
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,576,919
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	6,368,668
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,104,805
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,702,300
Series 2018 A, RB	6.25%	12/01/2048	19,530	17,980,115
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,321,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB (Acquired 12/08/2021; Cost $1,430,000)(g)(j)	5.00%	03/01/2027	$1,430	$715,000
Series 2017, Ref. RB (Acquired 12/09/2021-12/15/2021; Cost $6,799,911)(g)	5.00%	03/01/2037	6,885	3,442,500
Series 2017, Ref. RB (Acquired 05/03/2017-05/16/2022; Cost $7,377,025)(g)	5.00%	03/01/2047	8,860	4,430,000
Series 2017, Ref. RB (Acquired 05/03/2017-12/08/2021; Cost $3,472,750)(g)	5.13%	03/01/2052	3,475	1,737,500
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(c)	5.00%	01/01/2054	4,750	4,186,888
Georgia (State of) Housing & Finance Authority;
Series 2025 A, RB	4.65%	12/01/2050	10,145	9,681,616
Series 2025 A, RB	4.70%	12/01/2055	9,725	9,199,478
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(c)	5.00%	11/01/2037	8,000	7,599,042
Series 2017 A, Ref. RB(c)	5.00%	11/01/2047	2,000	1,718,645
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,633,440
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,431,381
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,866,968
Series 2018 A-2, RB(d)	5.50%	12/01/2028	2,035	1,953,621
				131,058,487
Hawaii–0.37%
Hawaii (State of); Series 2022-XX1217, RB (INS - BAM)(b)(e)(l)(m)	5.00%	07/01/2051	32,450	31,909,415
Idaho–0.30%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(c)	5.50%	09/01/2053	2,000	1,917,774
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	10,000	9,966,406
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	703,936
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	7,750	6,706,301
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(c)	6.00%	07/01/2039	370	373,748
Series 2018 A, RB(c)	6.00%	07/01/2054	1,135	1,107,888
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(c)	6.25%	09/01/2054	5,600	5,563,269
				26,339,322
Illinois–2.61%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,356,501
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP -GNMA)(b)	6.13%	02/20/2042	30	30,002
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)	5.25%	01/01/2053	11,140	11,139,867
Series 2022 A, RB(b)	5.50%	01/01/2055	13,000	13,144,249
Series 2024 A, RB(b)	5.50%	01/01/2059	16,860	17,174,373
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	2,200	1,964,323
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,016,351
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,507,695
Series 2016, RB	6.00%	04/01/2046	5,700	5,754,914
Series 2018, RB	5.00%	04/01/2046	7,555	7,090,373
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	695	687,223
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	4,812,239
Evanston (City of), IL (Roycemore School); Series 2021, RB(c)	4.63%	04/01/2051	1,250	904,977
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,726	1,631,477
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	12,689	10,153,520
Illinois (State of);
Series 2024 B, GO Bonds	5.25%	05/01/2049	4,000	4,022,072
Series 2024 C, GO Bonds	4.00%	10/01/2044	15,000	12,685,161
Series 2024 C, GO Bonds	4.00%	10/01/2048	36,800	29,947,836
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,888,824
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,943,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $1,790,571)(g)	5.00%	02/15/2027	$1,784	$14,268
Series 2017, Ref. RB	5.00%	02/15/2037	6,243	49,940
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,465,447)(g)	5.13%	02/15/2045	2,782	22,259
Series 2025, Ref. RB(c)	5.88%	09/01/2046	9,250	8,935,424
Illinois (State of) Finance Authority (Admiral at the Lake (The));
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	1,761,217
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,553,990
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	4,885,022
Series 2017, Ref. RB	5.50%	05/15/2054	5,000	3,726,704
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.63%	08/01/2053	3,500	3,508,052
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	967,150
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	918,890
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 11/27/2019-04/03/2020; Cost $2,319,584)(g)	5.00%	11/01/2049	2,450	1,696,625
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	13,000	12,744,341
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2042	575	559,624
Series 2017, Ref. RB	5.00%	08/01/2047	700	660,135
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	2,970	2,972,164
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,394,392
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(c)	5.45%	01/01/2046	1,640	1,502,590
Series 2016 A, RB(c)	5.60%	01/01/2056	1,775	1,590,132
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGI)(e)(f)	0.00%	12/15/2041	2,000	890,000
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	27,200	25,773,616
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	949,350
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,184,536
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,898,829
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,066	1,003,619
Southwestern Illinois Development Authority; Series 2006, RB(j)	5.63%	11/01/2026	657	138,030
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,576,825
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,187	1,151,063
				226,884,191
Indiana–1.65%
Allen (County of), OH (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	9,895,958
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(c)	5.38%	01/01/2040	2,745	2,361,536
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,715	10,459,837
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,145,537
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(c)	5.63%	01/01/2038	7,000	6,522,636
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	400	383,326
Series 2017, RB	5.35%	01/01/2038	3,850	3,498,279
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(c)	5.90%	07/01/2038	770	753,179
Series 2018 A, Ref. RB(c)	6.00%	07/01/2048	1,185	1,106,792
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.25%	07/01/2055	2,400	2,124,571
Series 2025, RB	5.75%	07/01/2060	3,750	3,514,992
Indiana (State of) Housing & Community Development Authority (Evergreen Village at Bloomington); Series 2016, RB	5.50%	01/01/2037	3,740	3,358,072
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(c)	5.38%	10/01/2040	11,800	9,722,188
Indiana (State of) Housing & Community Development Authority (Hammond Assisted Living Community); Series 2016 A, RB	5.75%	01/01/2036	6,725	6,436,719
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(c)	5.00%	01/01/2039	$6,735	$6,064,577
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	21,127,912
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(c)	5.25%	11/01/2040	4,500	3,859,235
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	900	856,906
Series 2017, RB	5.88%	01/01/2037	4,570	4,199,904
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	780	766,710
Series 2017, RB	5.80%	01/01/2037	5,160	4,938,169
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,736,643
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,035	16,150,662
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(c)	5.10%	01/01/2032	350	343,257
Series 2017, RB(c)	5.38%	01/01/2038	6,975	6,504,264
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,785	7,438,996
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,525,538
				143,796,395
Iowa–0.49%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,300,574
Series 2018, RB	6.00%	10/01/2048	2,780	2,482,025
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	12,323,799
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	8,761,123
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	681,762
Series 2018, RB	5.13%	08/01/2048	3,500	2,798,871
Series 2018, RB	5.25%	08/01/2055	4,000	3,131,904
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(c)	5.00%	12/01/2051	5,795	4,327,835
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(c)	6.00%	11/01/2042	7,210	6,785,161
				42,593,054
Kansas–0.25%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGI)(e)	4.00%	09/01/2052	2,500	2,127,953
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,363,699
Olathe (City of), KS; Series 2006, RB(i)(n)	5.00%	03/01/2026	2,288	915,118
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	9,925	9,204,338
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	5,890	5,315,342
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,006,357
				21,932,807
Kentucky–0.32%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(b)(c)	4.70%	01/01/2052	5,500	4,872,686
Louisville and Jefferson County Metropolitan Sewer District; Series 2025, RB(m)	5.00%	05/15/2053	16,685	16,785,737
Ludlow (City of), KY; Series 2023, RB(c)(h)	7.50%	03/01/2053	7,750	5,910,768
				27,569,191
Louisiana–1.62%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	5,000	5,096,470
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Better Waterworks, Inc.); Series 2018 A, RB(b)(c)	5.25%	05/01/2043	1,220	1,045,524
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	11,374,974
Series 2019 A, RB	5.00%	01/01/2055	12,000	7,869,604
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(c)	5.38%	11/01/2038	1,725	1,759,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Martin Parish Gomesa); Series 2019, RB(c)	4.40%	11/01/2044	$2,820	$2,560,484
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(c)	3.88%	11/01/2045	3,820	3,150,758
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(b)	5.75%	09/01/2064	40,830	40,766,534
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,333,314
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(b)(c)(d)	6.75%	10/01/2028	11,000	11,543,797
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy);
Series 2025, RB(c)	6.15%	06/15/2055	2,500	2,473,503
Series 2025, RB(c)	6.00%	06/15/2059	5,200	5,003,340
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(c)	9.00%	12/01/2044	25,935	21,676,035
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(c)	6.35%	07/01/2040	5,115	5,488,257
Series 2010 2, RB(c)	6.35%	10/01/2040	440	472,036
St. John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,021,832
				140,636,237
Maine–0.16%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(b)(c)(d)	4.63%	06/01/2035	2,125	2,061,585
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,291,721
				14,353,306
Maryland–0.76%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,061,068
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,257,716
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,844,052
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,447,736
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,707,095
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,228,790
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,009,947
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,113,376
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,260,046
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,531,347
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	12,000	12,166,975
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	13,175	13,220,376
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	19,605	18,505,900
				66,354,424
Massachusetts–1.34%
Massachusetts (Commonwealth of);
Series 2025, GO Bonds(m)	5.00%	11/01/2052	27,815	28,033,337
Series 2025, RB(m)	5.00%	06/01/2050	15,000	15,056,067
Series 2025, RB(m)	5.00%	06/01/2052	15,000	15,094,622
Series 2025, RB(l)(m)	5.25%	07/01/2052	13,705	14,235,921
Massachusetts (Commonwealth of) Development Finance Agency (Brown University);
Series 2025, RB	5.25%	08/15/2045	5,805	5,849,836
Series 2025, RB	5.50%	08/15/2050	9,510	9,558,188
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(c)	5.13%	11/15/2046	4,565	4,577,902
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2057	3,100	2,773,573
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	6.00%	07/01/2050	6,350	6,615,963
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(b)(m)	5.00%	07/01/2046	15,000	14,872,947
				116,668,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.46%
Academy of Warren; Series 2020 A, RB(c)	5.50%	05/01/2050	$1,000	$859,750
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,061,803
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,460	1,460,184
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,304,008
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,588,337
Clawson Public Schools; Series 2024, Ref. GO Bonds	5.25%	05/01/2053	3,575	3,713,808
Detroit City School District; Series 2001 A, GO Bonds (INS - AGI)(e)	6.00%	05/01/2029	6,655	7,170,614
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,848,180
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	15,426,081
Series 2019 A, Ref. RB	5.75%	04/01/2054	9,290	7,230,000
Series 2019 B, RB	6.00%	04/01/2027	1,780	1,741,376
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,338,411
Series 2007, RB	6.50%	12/01/2037	490	490,082
Series 2008 C, RB(f)	0.00%	06/01/2058	579,475	15,072,840
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,251,074
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,723,768
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	935	935,009
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	1,941,754
Michigan (State of) Housing Development Authority; Series 2023 A, RB(m)	5.15%	10/01/2058	20,000	20,081,586
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	2,971,900
Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	5,770,513
State of Michigan Trunk Line Revenue; Series 2025, RB(m)	5.50%	11/15/2049	13,180	13,940,465
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	12,970	12,989,993
				126,911,536
Minnesota–1.03%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,082,566
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	1,000	835,818
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,382,415
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	3,130	2,981,163
Series 2025, RB	6.00%	05/01/2055	3,250	3,150,623
Series 2025, RB	6.00%	05/01/2060	3,000	2,853,296
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,726	6,108,053
Series 2016 B, RB	6.50%	11/01/2035	3,014	2,109,778
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	8,020	6,915,859
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(c)	5.00%	12/01/2050	6,630	5,101,204
Series 2021 B, RB(c)	6.50%	12/01/2026	345	341,396
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,429,619
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	9,828,170
Series 2021 B, RB	6.00%	07/01/2028	445	433,443
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,585,071
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	8,870,288
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(c)	6.25%	07/01/2037	1,075	1,080,510
Series 2017 A, RB(c)	6.50%	07/01/2048	4,740	4,645,243
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,570,419
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,201,614
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	871	803,642
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(c)	5.50%	07/01/2052	$1,075	$969,874
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	866,486
Series 2019, RB	5.00%	07/01/2055	1,000	843,828
				89,990,378
Mississippi–0.34%
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,333,314
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2007 C, RB(o)	2.20%	12/01/2030	15,000	15,000,000
Stonebridge Public Improvement District; Series 2007, RB(j)	7.50%	10/01/2042	16,410	4,102,500
				29,435,814
Missouri–1.33%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB (Acquired 06/28/2007-07/05/2007; Cost $4,787,198)(g)(j)	5.75%	06/01/2026	4,900	735,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(i)	7.05%	05/01/2027	6,755	6,225,529
Series 2007 A, RB(i)	5.75%	05/01/2026	1,295	1,246,086
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,550	1,519,945
Broadway-Fairview Transportation Development District; Series 2006 A, RB(i)	6.13%	12/01/2036	570	176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,480	2,687,100
Chesterfield Valley Transportation Development District; Series 2018, RB(h)	5.50%	05/15/2046	4,960	3,336,028
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	2,345	2,306,606
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(n)	5.00%	05/01/2026	3,020	1,026,800
Series 2006 A, RB(n)	5.00%	05/01/2036	3,825	1,300,500
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(c)	5.25%	12/01/2048	4,900	4,628,601
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(c)	5.00%	06/01/2046	1,875	1,726,596
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(b)	5.00%	03/01/2054	50,235	48,465,010
Kansas City (City of), MO Industrial Development Authority (Platte Purchase Project A); Series 2019, RB(c)	5.00%	07/01/2040	4,525	4,258,591
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	5.00%	04/01/2046	1,890	1,621,814
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,146,998
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,897,540
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,581,632
Series 2017 A, Ref. RB	5.25%	05/15/2050	4,100	3,435,500
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(i)(j)	5.75%	03/01/2029	508	279,533
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,480,225
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	2,390	2,247,971
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(c)	6.25%	10/01/2055	4,400	4,249,586
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	404	366,959
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	360	341,545
St. Louis (City of), MO;
Series 2007 A, RB(i)	5.50%	09/02/2028	1,108	232,680
Series 2007, RN(i)(n)	6.30%	04/01/2027	3,043	152,150
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(i)	5.50%	05/29/2028	2,031	304,647
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(i)(n)	6.00%	08/21/2026	1,660	116,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(i)(n)	6.00%	08/21/2026	$2,442	$293,040
Series 2007 A, RN(i)	5.50%	01/20/2028	2,079	644,490
Series 2007 B, RN(i)(n)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority (The); Series 2010 A, RB(j)	8.00%	04/27/2033	4,580	45,800
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2048	5,205	5,019,055
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,668,389
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(c)	5.88%	03/01/2033	3,100	3,001,583
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(i)(j)	5.75%	04/01/2027	975	204,750
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	4,575	4,318,301
				115,304,580
Montana–0.05%
Hardin (City of), MT; Series 2006, RB(i)(n)	6.25%	09/01/2031	5,935	712,200
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	4,000	3,886,063
				4,598,263
Nevada–0.23%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	215	216,317
Series 2007 A, RB	5.05%	02/01/2031	730	734,094
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,180	1,089,316
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	950	888,428
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(c)(d)	9.50%	01/01/2033	8,000	7,355,722
Reno (City of), NV; Series 2025, RB(c)	5.25%	06/01/2054	1,000	916,010
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(c)(f)	0.00%	07/01/2058	16,500	2,445,807
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(b)	5.25%	07/01/2049	6,535	6,548,224
				20,193,918
New Hampshire–2.12%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(c)(f)	0.00%	02/01/2035	63,079	34,736,224
Series 2025, RB(c)(f)	0.00%	12/15/2032	10,000	6,250,037
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	15,800	14,959,952
Series 2025, RB	6.00%	08/01/2065	7,515	7,250,410
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(c)(f)	0.00%	12/15/2033	13,426	8,108,231
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(c)(f)	0.00%	12/01/2031	33,000	22,812,537
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	24,981	23,599,095
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(d)	4.15%	10/01/2034	3,999	3,758,933
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	17,386	15,945,507
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(c)(f)	0.00%	04/01/2032	5,000	3,335,276
New Hampshire (State of) Business Finance Authority (The Wildflower Project); Series 2025, RB(c)(f)	0.00%	12/15/2033	7,250	4,417,059
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(c)(f)	0.00%	12/01/2034	43,000	23,515,255
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(c)	5.25%	07/01/2039	1,400	1,385,730
Series 2019 A, RB(c)	5.63%	07/01/2046	770	739,678
Series 2019 A, RB(c)	5.75%	07/01/2054	5,430	5,146,508
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(c)	5.63%	12/15/2033	5,755	5,868,048
Series 2024, RB(c)	6.25%	12/15/2038	2,885	2,913,285
				184,741,765
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–1.27%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $295,779)(c)(g)	5.75%	10/01/2026	$300	$297,825
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(c)(g)	5.00%	10/01/2039	6,000	4,591,862
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	3,255	3,258,398
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,558,926
Series 2003, RB(b)	5.50%	06/01/2033	8,000	8,008,878
Series 2012, RB(b)	5.75%	09/15/2027	6,135	6,147,241
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(c)	6.50%	11/01/2052	690	701,726
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(c)	5.38%	07/01/2047	1,865	1,623,652
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(c)	6.00%	10/01/2034	515	515,358
Series 2014 A, RB(c)	6.20%	10/01/2044	750	750,095
Series 2014 A, RB(c)	6.30%	10/01/2049	650	650,072
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(c)	5.38%	10/01/2050	5,000	4,310,997
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,900,000)(c)(g)	5.75%	10/01/2038	4,900	3,513,799
New Jersey Transportation Trust Fund Authority; Series 2025, RB(l)(m)	5.25%	06/15/2050	20,000	20,391,552
New Jersey Turnpike Authority; Series 2025, RB(l)(m)	5.25%	01/01/2055	13,750	14,273,199
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	33,860	32,595,695
				110,189,275
New Mexico–0.02%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	590,449
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	35	34,851
Series 2015 B, RB	5.90%	09/01/2032	235	234,003
Series 2015 C, RB	5.90%	09/01/2032	305	303,706
Series 2015 D, RB(f)	0.00%	03/01/2032	330	181,601
				1,344,610
New York–16.56%
Build NYC Resource Corp.; Series 2025, RB(c)	6.00%	07/01/2060	2,000	1,937,448
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(c)(p)	5.50%	12/31/2040	9,655	9,026,875
City of New York NY; Series 2025, GO Bonds(m)	5.50%	08/01/2050	10,000	10,573,869
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(f)	0.00%	06/01/2055	18,200	1,304,498
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(b)(g)	6.25%	06/01/2047	4,025	2,638,749
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(c)(j)	5.88%	01/01/2052	5,400	2,700,000
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,005	4,966,643
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	21,869,499
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	9,753,373
Series 2020 C-1, RB	4.75%	11/15/2045	25,000	23,965,225
Series 2020 C-1, RB	5.00%	11/15/2050	17,395	17,044,499
Series 2024 A, Ref. RB	5.25%	11/15/2049	20,000	20,221,118
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,183,606
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,402,942
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	13,715	11,765,826
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	59,835	58,388,794
Nassau (County of), NY Industrial Development Agency(f)(i)	0.00%	01/01/2058	8,272	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	2,526,224
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	2,897,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(b)	4.00%	11/01/2059	$25,765	$20,494,043
Series 2020 221, RB(b)	4.00%	07/15/2055	31,230	25,292,175
Series 2020 221, RB(b)	4.00%	07/15/2060	15,590	12,384,395
Two Hundred and Eighteenth Series 2019, RB(b)(m)	5.00%	11/01/2044	46,300	45,838,537
Two Hundred Thirty-First Series 2022, Ref. RB(b)	5.50%	08/01/2047	10,000	10,286,498
Two Hundred Twenty Third Series 2021, Ref. RB(b)	4.00%	07/15/2046	1,645	1,392,432
Two Hundredth Series 2017, Ref. RB(m)	5.00%	10/15/2047	10,000	10,036,227
New York (City of), NY;
Series 2024 AA-1, RB(m)	5.25%	06/15/2053	15,000	15,436,826
Series 2025, RB(m)	5.00%	06/15/2051	10,000	10,003,374
Series 2025, RB(l)(m)	5.25%	02/01/2053	15,000	15,376,125
Series 2025, RB(m)	5.50%	05/01/2053	10,000	10,497,152
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	8,504,903
Series 2022, RB(m)	5.00%	02/01/2051	12,000	12,030,210
Series 2023 A-1, RB(m)	5.00%	05/01/2053	15,500	15,559,067
Series 2023 F-1, RB	4.00%	02/01/2051	9,500	8,223,774
Series 2024 C, RB(l)(m)	5.25%	05/01/2050	30,000	30,726,921
Series 2024 C, RB(m)	5.00%	05/01/2053	20,000	20,085,068
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(m)	5.00%	03/15/2041	23,765	24,278,208
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	8,771,708
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	21,541,515
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	4,920,082
New York (State of) Dormitory Authority (Columbia University); Series 2016 A-2, RB	5.00%	10/01/2046	10,000	10,569,556
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB	4.00%	05/01/2054	20,270	16,597,719
Series 2024, Ref. RB	5.25%	05/01/2054	20,230	20,332,123
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	5,850	5,678,569
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	1,150	954,856
Series 2025, RB (INS - AGI)(e)(m)	5.13%	11/15/2063	20,000	20,232,192
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	8,549,778
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	14,286,365
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	30,922,771
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	8,292,682
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	14,090,170
New York (State of), NY Housing Development Corp. (Green Bonds); Series 2025 A-1, RB	4.80%	11/01/2055	10,000	9,689,615
New York City Municipal Water Finance Authority; Series 2025, RB(m)	5.00%	06/15/2052	21,210	21,185,010
New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	234,000	8,816,184
New York State Dormitory Authority; Series 2025, RB(l)(m)	5.50%	07/01/2054	30,000	31,518,525
New York State Urban Development Corp.; Series 2022 A, Ref. RB(m)	5.00%	03/15/2045	15,520	15,815,866
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	8,375	8,375,235
Series 2020, Ref. RB(b)	5.25%	08/01/2031	11,200	11,481,707
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	10,013,531
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(b)	4.38%	10/01/2045	16,670	14,479,750
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(b)(e)	5.00%	06/30/2049	10,000	9,635,240
Series 2023, RB(b)	6.00%	06/30/2054	15,895	16,151,191
Series 2023, RB (INS - AGI)(b)(e)	5.13%	06/30/2060	45,000	43,543,291
Series 2023, RB(b)	5.38%	06/30/2060	21,695	20,599,650
Series 2024, RB (INS - AGI)(b)(e)	5.25%	06/30/2060	24,690	24,338,565
Series 2024, RB(b)	5.50%	06/30/2060	39,245	37,772,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2023, RB (INS -BAM)(b)(e)	5.38%	06/30/2060	$11,055	$11,028,270
Series 2025, RB(b)	6.00%	06/30/2059	4,000	4,095,907
Series 2025, RB(b)	6.00%	06/30/2060	5,000	5,229,465
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2023, RB(b)	6.00%	04/01/2035	21,500	23,325,915
Series 2023, RB(b)	5.63%	04/01/2040	27,500	28,342,020
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(b)(e)(h)	5.00%	12/31/2054	2,750	1,629,907
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	12/31/2054	26,055	25,709,586
Series 2024, Ref. RB(b)	5.50%	12/31/2060	30,375	29,408,355
Oneida Indian Nation; Series 2024 A, RB(c)	8.00%	09/01/2040	8,355	8,594,060
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,312,041
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	4.00%	05/15/2046	12,800	11,376,925
Series 2025, RB(m)	5.25%	12/01/2054	29,165	29,827,973
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(m)	5.00%	11/15/2049	17,640	17,647,571
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,186,892
Series 2022 A, Ref. RB	4.00%	05/15/2051	18,225	15,671,329
Series 2022 D-2, RB(m)	5.25%	05/15/2047	16,700	17,189,829
Series 2023 A, RB(m)	4.25%	05/15/2058	40,000	35,249,472
Series 2025, RB(m)	5.00%	05/15/2051	59,330	59,589,313
Series 2025, RB(m)	5.25%	05/15/2059	20,000	20,575,366
Subseries 2023 B-1, RB(m)	5.25%	11/15/2053	34,565	35,468,284
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB (INS - AGI)(e)	4.50%	12/01/2056	3,000	2,737,467
Triborough Bridge & Tunnel Authority Sales Tax Revenue;
Series 2025, RB(m)	5.25%	05/15/2052	25,000	25,497,308
Series 2025, RB(m)	5.25%	05/15/2064	29,825	30,619,058
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	4,045	3,475,575
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	10,000	10,000,000
				1,439,556,257
North Carolina–0.16%
Greater Asheville Regional Airport Authority; Series 2022 A, RB (INS - AGI)(b)(e)	5.50%	07/01/2052	4,315	4,373,985
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	967,091
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	10,000	8,226,601
				13,567,677
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(b)(c)(g)(j)	6.63%	12/15/2031	3,000	30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(b)(c)(g)(j)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.19%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(c)	5.00%	10/01/2033	17,690	16,933,935
Ohio–3.25%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	172,085	139,235,419
Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	100,000	8,775,660
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(c)	5.38%	01/01/2039	1,500	1,476,639
Series 2024, Ref. RB(c)	5.88%	01/01/2049	1,650	1,567,882
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(c)	4.50%	12/01/2055	725	571,489
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	$815	$816,851
Series 2018, Ref. RB	5.50%	12/01/2043	2,735	2,728,725
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,752,056
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(b)	5.50%	01/01/2055	13,200	13,459,513
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2042	13,795	13,125,976
Series 2017, Ref. RB	5.25%	02/15/2047	10,880	10,332,225
Series 2017, Ref. RB	5.00%	02/15/2057	12,705	11,225,832
Series 2017, Ref. RB	5.50%	02/15/2057	10,810	10,179,851
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(c)	7.50%	12/01/2055	4,575	4,451,821
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,418,884
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB(d)(k)	6.40%	09/19/2025	2,310	2,313,991
Hamilton (County of), OH (UC Health); Series 2025 A, Ref. RB	5.50%	08/01/2051	3,500	3,402,646
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(c)	5.00%	12/01/2040	1,690	1,634,192
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,834,873
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	5,588,778
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,020	1,007,049
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(c)	5.00%	07/01/2049	5,000	4,355,110
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	21,570	19,190,035
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	2,000	1,902,612
Series 2025, RB	5.50%	10/01/2057	2,645	2,493,322
Ohio (State of) Housing Finance Agency; Series 2025, RB(c)	6.38%	01/01/2045	3,560	3,549,382
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(c)	6.00%	01/01/2045	2,480	2,302,949
Warren (County of), OH Port Authority;
Series 2019 D, RB(c)	4.00%	12/01/2039	2,115	1,839,628
Series 2019 D, RB(c)	5.00%	12/01/2052	3,670	3,261,916
Series 2019, RB(c)	5.25%	12/01/2052	6,020	4,977,864
				282,773,170
Oklahoma–0.22%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,965	3,676,488
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(c)	6.00%	06/15/2044	1,375	1,288,921
Series 2024, RB(c)	6.25%	06/15/2054	2,475	2,295,720
Series 2024, RB(c)	6.50%	06/15/2064	3,425	3,231,542
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,253
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(c)	4.00%	12/01/2043	2,385	1,983,490
Tulsa Municipal Airport Trust Trustees;
Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,000	4,420,413
Series 2025, Ref. RB(b)	6.25%	12/01/2040	2,000	2,168,307
				19,165,134
Ontario–0.21%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	18,616	18,289,256
Oregon–1.06%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	894,980
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	892,867
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	7,000	6,999,691
Oregon (State of) Facilities Authority;
Series 2025, Ref. RB(c)	5.63%	06/15/2055	810	766,086
Series 2025, Ref. RB(c)	6.00%	06/15/2065	1,245	1,224,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Portland (Port of), OR;
Series 2022, RB(b)(m)	5.00%	07/01/2052	$30,000	$29,390,124
Series 2023-28, RB(b)	4.00%	07/01/2042	12,385	11,077,464
Twenty Eighth Series 2022, RB(b)	4.00%	07/01/2047	22,220	18,923,474
Twenty Seventh Series 2020 A, RB(b)	4.00%	07/01/2050	11,680	9,704,595
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP -Oregon School Bond Guaranty)(f)	0.00%	06/15/2044	5,000	1,990,608
Series 2025 A, GO Bonds (CEP -Oregon School Bond Guaranty)(f)	0.00%	06/15/2045	2,500	937,925
Series 2025 A, GO Bonds (CEP -Oregon School Bond Guaranty)(f)	0.00%	06/15/2046	3,660	1,288,974
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,460	2,903,676
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,292,388
Series 2021 A, Ref. RB	5.00%	11/15/2056	5,260	4,084,385
				92,371,741
Pennsylvania–2.10%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(c)	6.00%	05/01/2042	3,640	3,719,182
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(c)	5.38%	05/01/2042	8,000	7,852,396
Series 2022, RB(c)	5.25%	05/01/2042	3,470	3,448,674
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(c)	6.25%	05/01/2042	7,965	7,641,952
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(c)	6.00%	05/01/2042	1,615	1,557,978
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2020 A, RB	4.00%	09/01/2050	7,625	6,322,180
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,597,993
Series 2016, RB	5.50%	01/01/2052	11,080	9,012,925
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(c)	5.00%	03/01/2038	309	298,832
Series 2018, RB(c)	5.13%	03/01/2048	680	610,019
Crawford (County of), PA Hospital Authority Meadville Medical Center);
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,752,164
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,244,850
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	4,600	3,754,905
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(g)	5.00%	12/01/2032	1,260	1,073,264
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(g)	5.25%	12/01/2037	1,705	1,314,286
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(g)	5.30%	12/01/2038	500	378,093
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(g)	5.38%	12/01/2047	3,140	2,074,032
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	5.00%	05/01/2057	7,000	6,668,639
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2055	5,000	4,578,509
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(j)	5.00%	06/30/2027	4,538	816,872
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(g)(j)	5.00%	06/30/2027	8,239	3,625,008
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2025, Ref. RB(b)(c)(d)	5.45%	03/27/2035	1,000	1,018,509
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	10,000	9,619,467
Series 2022, RB (INS - AGI)(b)(e)	5.00%	12/31/2057	3,750	3,582,192
Series 2022, RB(b)	6.00%	06/30/2061	11,100	11,416,590
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	11,598
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024, RB	4.80%	10/01/2051	10,000	9,532,708
Series 2025, RB	4.63%	10/01/2045	5,200	4,927,517
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania Housing Finance Agency;
Series 2025, RB(m)	5.15%	10/01/2050	$8,000	$8,012,698
Series 2025, RB(m)	5.20%	04/01/2053	8,000	8,016,236
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2025, RB(m)	5.50%	07/01/2053	50,000	52,277,430
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school); Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	913,509
				182,671,207
Puerto Rico–6.54%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	27,200	27,554,392
Series 2002, RB	5.63%	05/15/2043	108,400	110,100,124
Series 2005 A, RB(f)	0.00%	05/15/2050	28,000	5,405,904
Series 2005 B, RB(f)	0.00%	05/15/2055	127,450	14,225,612
Series 2008 A, RB(f)	0.00%	05/15/2057	204,110	10,009,330
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(j)	5.75%	12/06/2049	128	35,111
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	18,710	13,102,150
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1	319
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,823,122
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	20,981	23,025,271
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1	51
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1	262
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	15,062,328
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	54,094	47,099,076
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	28,427	23,494,648
Subseries 2022, RN(f)	0.00%	11/01/2043	30,984	19,481,461
Subseries 2022, RN(f)	0.00%	11/01/2051	1,639	540,975
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(j)	5.00%	07/01/2026	895	594,056
Series 2007 TT, RB(j)	5.00%	07/01/2026	15	9,919
Series 2007 TT, RB(j)	5.00%	07/01/2027	1,990	1,320,862
Series 2007 TT, RB(j)	5.00%	07/01/2032	3,680	2,442,600
Series 2007 UU, Ref. RB (INS - AGI)(e)	5.00%	07/01/2026	7,905	7,905,292
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2026	175	175,455
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2033	22,000	21,932,203
Series 2008 WW, RB(j)	5.38%	07/01/2026	390	257,887
Series 2008 WW, RB(j)	5.25%	07/01/2033	415	275,456
Series 2008 WW, RB(j)	5.50%	07/01/2038	605	401,569
Series 2010 AAA, RB(j)	5.25%	07/01/2026	4,570	3,033,337
Series 2010 AAA, RB(j)	5.25%	07/01/2028	2,600	1,725,750
Series 2010 AAA, RB(j)	5.25%	07/01/2029	445	295,369
Series 2010 AAA, RB(j)	5.25%	07/01/2030	95	63,056
Series 2010 CCC, RB(j)	5.00%	07/01/2026	35	23,144
Series 2010 CCC, RB(j)	5.00%	07/01/2027	285	189,169
Series 2010 XX, RB(j)	5.25%	07/01/2026	10	6,638
Series 2010 XX, RB(j)	5.25%	07/01/2027	845	560,869
Series 2010 XX, RB(j)	5.25%	07/01/2035	2,660	1,765,575
Series 2010 XX, RB(j)	5.75%	07/01/2036	18,575	12,329,156
Series 2010 XX, RB(j)	5.25%	07/01/2040	11,170	7,414,087
Series 2010 ZZ, Ref. RB(j)	4.63%	07/01/2026	190	125,638
Series 2010 ZZ, Ref. RB(j)	5.00%	07/01/2026	215	142,169
Series 2010 ZZ, Ref. RB(j)	5.00%	07/01/2026	10	6,638
Series 2010 ZZ, Ref. RB(j)	5.25%	07/01/2026	1,135	753,356
Series 2012 A, RB(j)	5.00%	07/01/2029	3,100	2,057,625
Series 2012 A, RB(j)	5.05%	07/01/2042	11,925	7,915,219
Series 2013 A, RB(j)	7.25%	07/01/2030	160	106,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2013 A, RB(j)	7.00%	07/01/2040	$480	$318,600
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,449	1,387,937
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	457	455,158
Series 2023 A, RB	6.63%	01/01/2028	4,199	4,187,867
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	11	9,659
Series 2018 A-1, RB(f)	0.00%	07/01/2046	142,376	44,998,988
Series 2018 A-1, RB(f)	0.00%	07/01/2051	103,344	24,122,112
Series 2018 A-1, RB	4.75%	07/01/2053	24,976	22,429,152
Series 2018 A-1, RB	5.00%	07/01/2058	28,161	25,830,908
Series 2019 A-2, RB	4.33%	07/01/2040	5,542	5,139,885
Series 2019 A-2, RB	4.33%	07/01/2040	9,815	9,102,846
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	3,946,820
Series 2019 A-2, RB	4.78%	07/01/2058	23,781	21,008,751
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 12/03/2014-04/16/2019; Cost $3,277,200)(g)	5.00%	06/01/2030	5,260	5,161,930
Series 2006 Q, RB (Acquired 10/10/2017; Cost $671,375)(g)	5.00%	06/01/2036	1,025	981,222
				568,887,322
Rhode Island–0.20%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(g)(j)	7.25%	07/15/2035	44,240	17,253,600
South Carolina–1.47%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(d)	5.25%	08/01/2031	65,080	69,369,462
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	4,250	4,261,793
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(c)	7.00%	05/01/2039	8,500	5,950,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(g)(j)	6.00%	06/01/2031	1,000	110,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(g)(j)	6.25%	06/01/2040	1,000	110,000
Series 2021, RB(b)(c)(j)	6.50%	06/01/2051	2,750	302,500
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(c)	6.38%	06/15/2045	2,270	2,211,858
Series 2024, RB(c)	6.50%	06/15/2059	4,450	4,273,620
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(c)	5.00%	06/15/2054	2,400	2,070,608
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,240	8,061,483
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island); Series 2023, RB	7.50%	11/15/2053	10,000	10,337,390
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	11,645	11,966,030
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	8,885	8,975,396
				128,000,140
South Dakota–0.06%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2015, RB	5.00%	11/01/2045	2,810	2,820,170
Series 2015, Ref. RB(d)(k)	5.00%	11/01/2025	2,190	2,198,736
				5,018,906
Tennessee–0.43%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 B-1, RB (INS -BAM)(e)	5.13%	07/01/2059	10,930	10,903,138
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(c)	9.50%	11/01/2052	10,000	9,479,768
Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	9,414,397
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(c)	5.50%	09/01/2047	$9,000	$7,540,061
Series 2013 B, Ref. RB(j)	8.00%	09/01/2044	6,350	317,500
				37,654,864
Texas–9.96%
Anna (City of), TX; Series 2023, RB(c)	7.38%	09/15/2052	2,500	2,657,921
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	887,569
Series 2017, RB	5.25%	09/01/2047	1,475	1,387,433
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2025, Ref. RB(c)	5.75%	06/15/2055	3,000	2,937,820
Series 2025, Ref. RB(c)	5.88%	06/15/2065	3,000	2,943,155
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(c)	6.25%	06/01/2063	9,155	8,921,167
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation);
Series 2025, RB (CEP -Texas Permanent School Fund)	4.50%	08/15/2055	4,000	3,594,168
Series 2025, RB (CEP -Texas Permanent School Fund)	4.50%	08/15/2060	5,000	4,460,777
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	666,272
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,141,968
Aubrey (City of), TX; Series 2025, RB(c)	5.63%	12/31/2055	1,500	1,401,946
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(c)	5.88%	09/01/2043	1,030	1,008,362
Series 2023, RB(c)	6.00%	09/01/2053	1,600	1,551,804
Aubrey Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2047	20,500	18,164,974
Bastrop (City of), TX; Series 2025, RB(c)	5.63%	09/01/2055	1,000	956,136
Boyd (City of), TX; Series 2025, RB(c)	5.88%	09/15/2055	710	710,657
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB (Acquired 06/08/2022; Cost $5,505,147)(b)(c)(d)(g)	10.00%	06/01/2026	5,624	1,406,053
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 11/13/2019-08/08/2022; Cost $19,999,622)(b)(g)(j)	7.00%	03/01/2039	19,875	4,968,750
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(c)	3.63%	07/01/2026	11,680	11,326,784
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(j)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(j)	4.14%	11/01/2039	3,659	7,742
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(m)	5.25%	02/15/2060	12,210	12,535,947
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	20,000	16,891,294
Celina (City of), TX; Series 2025, RB(c)	5.63%	09/01/2055	850	794,730
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(c)	5.38%	09/01/2043	1,615	1,561,969
Series 2023, RB(c)	5.50%	09/01/2053	2,305	2,194,942
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(c)	5.13%	09/01/2043	1,200	1,125,738
Series 2023, RB(c)	5.50%	09/01/2053	1,825	1,733,052
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(c)	4.75%	09/01/2030	325	329,715
Series 2023, RB(c)	5.50%	09/01/2042	875	872,088
Series 2023, RB(c)	5.75%	09/01/2052	1,500	1,480,192
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(c)	5.50%	09/01/2030	247	250,365
Series 2023, RB(c)	6.25%	09/01/2042	800	778,767
Series 2023, RB(c)	6.50%	09/01/2052	1,300	1,257,077
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	8,521,899
Chapel Hill Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,549,488
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	1,000	948,474
Series 2024, RB	6.50%	09/15/2054	1,356	1,285,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Crandall (City of), TX;
Series 2021, RB(c)	4.25%	09/15/2041	$250	$220,382
Series 2021, RB(c)	5.00%	09/15/2041	500	462,016
Series 2021, RB(c)	4.50%	09/15/2051	1,500	1,259,596
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(c)	5.50%	09/15/2055	1,250	1,168,381
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(c)	5.75%	09/15/2055	1,077	1,025,347
Denton Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)(m)	5.00%	08/15/2048	14,000	14,197,667
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(c)	5.50%	09/15/2050	1,500	1,434,415
DeSoto Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2050	17,530	17,575,965
Edinburg Economic Development Corp.; Series 2019, RB(c)	5.00%	08/15/2044	1,745	1,524,246
El Paso (City of), TX; Series 2022, RB	5.00%	03/01/2049	20,000	20,407,176
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	515	492,796
Series 2014, RB	6.00%	09/01/2038	2,770	2,408,502
Series 2014, RB	6.13%	09/01/2044	2,690	2,212,233
Gladieux Metals Recycling LLC;
IDR(i)	15.00%	05/08/2026	3,390	3,254,700
IDR	15.00%	05/08/2026	3,296	2,953,140
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,028
Harris (County of), TX;
Series 2025, GO Bonds(m)	5.50%	02/15/2050	15,830	16,635,462
Series 2025, RB(m)	5.25%	08/15/2054	20,000	20,693,208
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2042	2,000	1,928,325
Series 2022, RB(c)	5.75%	09/15/2052	3,550	3,369,125
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS -BAM)(e)	4.00%	05/01/2044	2,355	2,063,053
Houston (City of), TX; Series 2024 B, RB(b)	5.50%	07/15/2037	8,395	8,822,645
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(b)	5.50%	07/15/2038	14,000	14,622,058
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2024 B, RB(b)	5.50%	07/15/2039	8,605	8,940,343
Humble Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	20,500	17,830,672
Hutto (City of), TX; Series 2025, RB(c)	5.38%	09/01/2060	1,000	917,151
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2048	10,000	8,825,761
Series 2023, GO Bonds	4.00%	02/15/2048	27,500	24,119,373
Series 2023, GO Bonds	4.00%	02/15/2053	33,000	28,441,172
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(c)	6.00%	09/15/2054	1,100	1,102,749
Lewisville (City of), TX; Series 2023 A, RB(c)	8.00%	09/01/2053	1,625	1,648,041
Little Elm (Town of), TX (Valencia Public Improvement District No. 2); Series 2022, RB(c)	6.88%	09/01/2052	2,700	2,745,923
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(c)	6.00%	09/15/2055	1,300	1,292,803
Mansfield Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(m)	5.25%	02/15/2055	14,000	14,473,942
Maypearl Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,030,954
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(c)	5.75%	09/15/2052	2,500	2,388,463
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(c)	5.25%	09/15/2042	1,500	1,448,464
Series 2022, RB(c)	5.38%	09/15/2052	2,500	2,314,688
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	25,000	24,973,935
Montgomery Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	8,500	7,223,550
New Hope Cultural Education Facilities Finance Corp; Series 2025, RB(m)	5.50%	08/15/2049	14,000	14,643,454
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	5,285	5,117,819
Series 2025 A, RB	6.50%	10/01/2055	10,380	10,073,016
Series 2025 A, RB	6.50%	10/01/2060	7,280	7,007,859
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $150,000)(g)(j)	7.50%	11/15/2037	$150	$117,228
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,100,000)(g)(j)	7.50%	11/15/2036	2,100	1,716,159
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $4,081,496)(g)(j)	2.00%	11/15/2061	4,082	1,039,868
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(c)	5.00%	08/15/2051	2,885	2,543,368
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(c)	5.00%	08/15/2040	2,390	2,114,318
Series 2020 A, RB(c)	5.00%	08/15/2050	20	16,252
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, RB	5.25%	10/01/2030	5,000	5,018,595
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park);
Series 2018 A, RB	5.50%	07/01/2054	5,000	3,958,587
Series 2025, RB	6.75%	07/01/2044	3,200	3,163,364
Series 2025, RB	7.13%	07/01/2056	1,600	1,573,333
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(c)	6.00%	08/15/2037	1,650	1,554,667
Series 2018 A, RB(c)	6.00%	08/15/2047	13,435	12,063,344
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	7,285,563
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	354,134
Series 2016 A, RB	5.50%	11/15/2046	650	505,849
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,555,856
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	23,974,541
Series 2022 A, RB	6.75%	10/01/2052	9,910	9,326,473
Series 2022 A, RB	6.88%	10/01/2057	16,160	15,255,268
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	3,991,199
Series 2020, RB	5.25%	10/01/2055	12,390	10,585,105
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,115,226
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,605	1,524,750
North Parkway Municipal Management District No. 1;
Series 2021, RB(c)	4.00%	09/15/2041	500	418,849
Series 2021, RB(c)	4.25%	09/15/2051	1,000	794,524
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(c)	4.75%	09/15/2041	2,000	1,809,720
Series 2021, RB(c)	5.00%	09/15/2051	3,500	3,140,364
Northwest Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(m)	5.25%	02/15/2055	8,000	8,276,972
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(c)	5.75%	09/15/2032	338	352,419
Series 2022, RB(c)	5.50%	09/15/2042	800	773,843
Series 2022, RB(c)	5.63%	09/15/2052	1,450	1,361,422
Series 2022, RB(c)	6.13%	09/15/2052	2,070	2,039,481
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(c)	5.50%	09/15/2042	750	734,204
Series 2022, RB(c)	5.63%	09/15/2052	1,300	1,248,850
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(c)	5.38%	09/15/2027	198	199,325
Series 2022, RB(c)	5.63%	09/15/2032	400	417,064
Series 2022, RB(c)	6.00%	09/15/2052	4,000	3,876,106
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2048	2,000	1,816,666
Series 2022, RB(c)	6.50%	09/15/2052	1,410	1,430,711
Plano (City of), TX;
Series 2023, RB(c)	8.25%	09/15/2043	1,765	1,801,997
Series 2023, RB(c)	7.50%	09/15/2053	1,400	1,432,148
Series 2023, RB(c)	8.50%	09/15/2053	3,050	3,117,429
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(b)(c)	5.13%	01/01/2044	2,000	1,817,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	$755	$735,311
Series 2016 A, RB	5.00%	08/15/2046	1,000	876,885
Princeton (City of), TX; Series 2023, RB(c)	7.88%	09/01/2053	1,935	1,940,248
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(c)	5.13%	09/01/2042	836	799,846
Series 2022, RB(c)	5.25%	09/01/2052	1,375	1,265,824
Princeton (City of), TX (Sicily Public Improvement District Improvement Area No. 1);
Series 2023, RB(c)	7.00%	09/01/2043	2,350	2,350,180
Series 2023, RB(c)	7.00%	09/01/2053	3,000	2,957,037
Princeton Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)(m)	4.25%	02/15/2053	25,065	22,229,888
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(c)	5.50%	09/01/2055	1,200	1,116,983
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	23,170	22,368,311
Rockdale Special Assessment; Series 2023, RB(c)	7.50%	09/15/2054	3,667	3,697,578
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	450,226
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,830	1,788,337
San Antonio (City of), TX;
Series 2024 D, Ref. RB	5.25%	02/01/2054	19,135	19,606,194
Series 2025, RB(m)	5.25%	02/01/2046	5,050	5,219,532
Series 2025, RB(l)(m)	5.50%	02/01/2050	10,000	10,447,248
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	16,885,336
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.25%	10/01/2045	9,030	8,547,810
Series 2025, RB	5.00%	10/01/2050	4,000	3,549,227
Series 2025, RB	5.50%	10/01/2055	6,400	6,058,461
Seagoville (City of), TX; Series 2025, RB(c)	6.00%	09/15/2054	835	830,435
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,514,902
Series 2017, RB	6.75%	11/15/2052	2,100	2,105,383
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(g)(j)	6.38%	02/15/2048	5,710	3,711,500
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(g)(j)	6.38%	02/15/2052	3,000	1,950,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(g)(j)	6.38%	02/15/2041	2,075	1,348,750
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center);
Series 2025, RB(m)	5.25%	12/01/2049	11,225	11,551,995
Series 2025, Ref. RB	4.13%	12/01/2054	7,650	6,582,351
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	1,500	1,468,725
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,788,482
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	6,376,659
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	2,979,517
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2046	2,240	752,298
Series 2019, RB(f)	0.00%	08/01/2047	3,345	1,061,264
Series 2019, RB(f)	0.00%	08/01/2048	3,530	1,058,731
Series 2019, RB(f)	0.00%	08/01/2049	3,320	939,299
Series 2019, RB(f)	0.00%	08/01/2050	4,760	1,270,345
Series 2019, RB(f)	0.00%	08/01/2051	5,000	1,258,022
Series 2019, RB(f)	0.00%	08/01/2053	400	89,932
Texas (State of) Water Development Board; Series 2021, RB	4.00%	10/15/2056	15,000	12,562,857
Texas City Independent School District;
Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2048	2,500	2,197,044
Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2053	8,500	7,274,960
Texas State Technical College;
Series 2022, RB (INS - AGI)(e)(m)	5.50%	08/01/2042	12,500	13,288,484
Series 2022, RB (INS - AGI)(e)(m)	6.00%	08/01/2054	6,000	6,401,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1);
Series 2024, RB(c)	5.00%	09/01/2044	$585	$550,675
Series 2024, RB(c)	5.13%	09/01/2054	840	769,705
Tuloso-Midway Independent School District/TX; Series 2025, GO Bonds (CEP -Texas Permanent School Fund)(m)	5.25%	08/15/2050	16,710	17,247,908
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,794	1,795,951
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,700	5,706,957
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGI)(e)	4.25%	10/01/2047	1,540	1,346,684
Series 2022, GO Bonds (INS - AGI)(e)	4.38%	10/01/2048	1,805	1,600,172
Ysleta Independent School District; Series 2020, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2050	8,700	7,409,686
				865,418,145
Utah–2.70%
10th & Main Public Infrastructure District (10th & Main Assessment Area); Series 2025, RB(c)	5.75%	12/01/2053	9,500	8,942,703
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(c)(h)	8.25%	03/01/2053	18,700	16,630,940
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(c)	7.38%	09/15/2051	5,500	4,819,096
Series 2024, RB(c)	5.63%	12/01/2053	5,000	4,850,706
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(c)	5.88%	12/01/2054	6,200	6,167,490
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(c)	7.50%	03/01/2055	2,200	2,059,977
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(c)	6.00%	03/01/2053	6,500	6,153,936
Series 2022 B, GO Bonds(c)	9.00%	03/15/2053	1,239	1,179,767
Downtown Revitalization Public Infrastructure District;
Series 2025, RB	5.50%	06/01/2055	12,000	12,497,532
Series 2025, RB	5.50%	06/01/2055	4,500	4,686,575
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(c)	5.63%	12/01/2053	3,458	3,146,567
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(c)	6.63%	03/01/2054	2,370	2,380,529
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(c)	5.63%	12/01/2043	6,787	6,579,692
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	5.50%	03/01/2051	11,500	8,547,784
GLH Public Infrastructure District No. 1; Series 2025, GO Bonds(c)	6.88%	03/01/2055	3,925	3,922,881
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	565	566,729
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(c)	7.88%	03/15/2055	3,600	3,601,414
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(c)	6.25%	06/01/2055	1,450	1,477,913
Series 2025 A-2, GO Bonds(c)(h)	6.75%	06/01/2055	6,725	5,497,365
Series 2025, GO Bonds(c)	8.50%	06/15/2055	2,247	2,248,292
Mida Mountain Village Public Infrastructure District;
Series 2024-1, RB(c)	5.13%	06/15/2054	2,750	2,524,735
Series 2024-2, RB(c)	5.75%	06/15/2044	1,250	1,230,913
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(c)	6.50%	03/01/2055	3,210	2,993,328
Series 2024 A-2, GO Bonds(h)	7.00%	03/01/2055	1,600	977,652
Series 2024 B, GO Bonds(c)	9.00%	03/15/2055	638	638,686
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(c)	6.38%	03/01/2055	1,485	1,476,533
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	952,649
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(c)	6.50%	03/01/2055	4,140	3,870,205
Series 2024 A-2, GO Bonds(c)(h)	7.00%	03/01/2055	1,960	1,118,569
Series 2024 B, GO Bonds(c)	9.00%	03/15/2055	1,070	1,071,151
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	6.00%	03/01/2051	12,952	10,133,008
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	7,550	7,634,634
Series 2025 A-2, RB	6.63%	03/01/2055	1,250	955,526
Series 2025, RB	8.50%	03/15/2055	8,400	8,185,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(c)	4.38%	02/01/2051	$1,000	$742,047
Series 2021 B, GO Bonds(c)	7.38%	08/15/2051	600	486,824
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	3,800	3,736,320
Series 2018 A, RB(b)	5.25%	07/01/2048	11,035	11,041,306
Series 2021 A, RB (INS - AGI)(b)(e)	4.00%	07/01/2051	10,420	8,606,331
Soleil Hills Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(c)	5.88%	03/01/2055	1,650	1,557,409
Series 2025, GO Bonds(c)	8.00%	03/15/2055	1,100	1,101,259
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(c)	4.50%	06/15/2032	2,000	1,931,413
Series 2022, RB(c)	5.00%	06/15/2042	3,500	3,071,196
Series 2022, RB(c)	5.00%	06/15/2052	6,000	4,873,775
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,330	1,330,362
Series 2012, RB	6.25%	07/15/2042	3,870	3,762,328
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(c)	5.00%	10/15/2038	2,330	2,175,642
Series 2018 A, RB(c)	5.25%	10/15/2048	2,205	1,949,741
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(c)	5.00%	06/15/2050	2,000	1,696,077
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(c)	5.38%	06/15/2049	3,645	3,197,353
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(c)	5.00%	02/15/2046	855	744,486
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(c)	5.25%	06/15/2037	4,810	4,547,514
Series 2017, Ref. RB(c)	5.38%	06/15/2048	11,415	9,801,994
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(c)	5.88%	03/01/2054	1,130	1,077,671
Series 2024 B, GO Bonds(c)	8.38%	03/15/2054	500	500,560
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(c)	6.25%	12/01/2054	7,250	7,170,276
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(c)	7.00%	12/01/2042	8,630	8,787,768
Wood Ranch Public Infrastructure District; Series 2024, RB(c)	5.63%	12/01/2053	1,291	1,243,818
				234,854,434
Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(c)	5.75%	12/01/2036	1,450	1,450,133
Series 2018 A, RB(c)	5.60%	12/01/2043	960	875,091
Series 2019 A, RB(c)	5.00%	12/01/2048	4,330	3,454,767
				5,779,991
Virgin Islands–0.20%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(f)	0.00%	05/15/2035	19,560	10,765,632
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(c)	6.00%	04/01/2053	6,950	6,881,015
				17,646,647
Virginia–0.73%
Atlantic Park Community Development Authority; Series 2023, RB(c)	6.25%	08/01/2045	16,865	15,289,747
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(i)(j)	6.75%	03/01/2034	1,286	797,320
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	4,610,152
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	890	602,175
Series 2014 B, RB	6.05%	03/01/2044	2,476	2,049,306
Series 2014 C, RB(j)	6.05%	03/01/2054	2,183	982,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	$17,350	$15,135,878
Series 2019, RB	4.00%	01/01/2029	895	892,422
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(c)	5.55%	01/01/2037	2,055	1,951,032
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(c)(d)	5.00%	07/01/2038	4,690	4,390,812
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,588,239
Series 2023, RB	7.00%	09/01/2059	8,500	9,167,252
				63,456,691
Washington–0.65%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.25%	01/01/2038	3,000	3,037,580
Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,012,527
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	70	70,025
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	30	29,797
Port of Seattle WA; Series 2025, RB(b)(m)	5.50%	10/01/2050	10,000	10,373,239
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,614	1,575,710
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(c)(g)(j)	7.50%	01/01/2032	26,355	2,636
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(c)	5.63%	12/01/2040	8,000	7,948,238
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(c)	9.00%	12/01/2036	14,650	15,214,432
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(c)	5.00%	01/01/2046	7,500	6,731,861
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	316	297,843
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(c)	5.00%	01/01/2055	3,265	2,791,577
Washington State Housing Finance Commission;
Series 2025, RB (INS -BAM)(c)(e)	5.25%	07/01/2055	2,200	2,144,839
Series 2025, RB (INS -BAM)(c)(e)	5.25%	07/01/2064	5,500	5,271,527
				56,501,831
West Virginia–1.18%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(c)(j)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(i)(j)	5.75%	06/01/2042	18,975	13,064,090
Series 2019 B, Ref. RB(c)(i)(j)	7.50%	06/01/2042	5,285	3,666,582
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(c)	5.75%	06/01/2043	700	716,435
Series 2023, Ref. RB(c)	6.00%	06/01/2053	875	895,234
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(c)	8.45%	06/01/2053	14,920	3,050,779
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(c)	5.75%	06/01/2043	3,435	3,448,561
Series 2020, Ref. RB(c)	7.50%	06/01/2043	8,900	9,326,675
Series 2023, RB(c)	7.00%	06/01/2043	950	970,716
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,533,095
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(c)(d)	5.45%	03/27/2035	3,500	3,564,263
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(b)(c)(g)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(b)(c)(g)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(c)	8.50%	12/01/2043	16,000	14,122,168
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	8,816,829
				102,547,927
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.87%
Gillett (City of), WI; Series 2021 A, RB(b)(c)	5.50%	12/01/2032	$11,100	$8,458,838
Public Finance Authority;
Series 2025 B, RB(b)(c)	7.00%	09/01/2054	18,300	19,290,519
Series 2025, RB(c)(f)	0.00%	12/15/2033	9,631	5,666,103
Series 2025, RB(b)	5.75%	06/30/2060	10,000	9,807,434
Series 2025, RB(b)	6.50%	06/30/2060	10,000	10,579,243
Series 2025, RB(b)	5.75%	12/31/2065	26,335	25,767,030
Public Finance Authority (KSU Bixby Real Estate Foundation LLC); Series 2025, RB	5.25%	06/15/2055	1,000	980,730
Public Finance Authority (Milo Farms Project); Series 2025, RB(c)(f)	0.00%	12/15/2039	31,940	10,556,895
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(f)	0.00%	12/15/2060	22,975	3,615,302
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2032	1,375	1,042,102
Series 2017, Ref. RB	5.00%	08/01/2037	1,500	994,615
Series 2017, Ref. RB	5.00%	08/01/2039	3,750	2,383,633
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,500	2,076,516
Series 2025, RB	4.38%	08/15/2055	13,050	11,809,715
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,401,531
Series 2019, Ref. RB	5.00%	11/01/2046	9,200	8,031,991
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	5,839,144
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,752,682
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $23,156)(c)(f)(g)	0.00%	01/01/2047	156	4,581
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $19,721)(c)(f)(g)	0.00%	01/01/2048	136	3,756
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,897)(c)(f)(g)	0.00%	01/01/2049	134	3,455
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,801)(c)(f)(g)	0.00%	01/01/2050	129	3,082
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,035)(c)(f)(g)	0.00%	01/01/2051	127	2,847
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2052	165	3,418
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $20,684)(c)(f)(g)	0.00%	01/01/2053	163	3,173
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $19,454)(c)(f)(g)	0.00%	01/01/2054	158	2,867
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2055	154	2,638
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2056	151	2,440
Series 2005 A-1, RB(c)(j)	5.50%	07/01/2056	8,230	5,863,800
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2057	168	2,532
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2058	163	2,320
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2059	159	2,133
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2060	156	1,952
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2061	153	1,804
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2062	149	1,650
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2063	146	1,524
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2064	142	1,412
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2065	140	1,299
Series 2005 A-1, RB(c)(f)	0.00%	01/01/2066	151	1,291
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $159,133)(c)(f)(g)	0.00%	01/01/2067	1,821	14,038
Series 2012, RB	6.00%	09/01/2045	5,480	4,993,558
Series 2019, RB(c)	5.00%	06/15/2054	455	389,795
Series 2022, RB	6.15%	08/01/2028	7,500	5,148,182
Series 2023 B, RB(c)(f)	0.00%	07/01/2062	32,000	22,720,000
Series 2023, RB(c)	5.75%	07/01/2033	485	500,037
Series 2023, RB(c)	6.63%	07/01/2043	650	654,256
Series 2023, RB(c)	6.88%	07/01/2053	1,350	1,355,758
Series 2023, RB(c)	7.00%	07/01/2058	1,750	1,756,858
Series 2023, RB	5.75%	07/01/2062	37,903	37,612,544
Series 2024, RB(c)	12.00%	05/16/2029	5,750	6,495,758
Series 2025, RB(c)(f)	0.00%	12/15/2032	6,750	4,285,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2025, RB(c)(f)	0.00%	12/15/2041	$27,028	$9,624,295
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(c)	5.00%	06/01/2040	760	666,053
Series 2020 A, RB(c)	5.00%	06/01/2049	1,340	1,067,743
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(c)	6.25%	06/01/2052	13,685	12,866,642
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(c)(f)	0.00%	12/15/2038	25,000	11,258,560
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	22,000	16,940,000
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(c)(f)	0.00%	12/15/2037	6,250	3,117,973
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(c)	10.00%	11/01/2038	13,500	15,161,487
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	5.13%	06/01/2048	2,075	1,851,422
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	15,876	10,938,470
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(c)	6.13%	12/15/2029	5,876	5,953,111
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(c)	4.75%	06/01/2029	190	188,807
Series 2019 A, RB(c)	5.25%	06/01/2039	750	679,882
Series 2019 A, RB(c)	5.50%	06/01/2049	1,940	1,674,439
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(c)	6.00%	06/15/2064	1,100	1,034,123
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(c)	5.75%	09/25/2025	16,975	16,975,000
Series 2022 B, RB(c)	7.50%	09/25/2025	1,970	1,970,000
Wisconsin (State of) Public Finance Authority (Envision Science Academy); Series 2016 A, RB(c)	5.25%	05/01/2046	2,500	2,183,809
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	705	705,446
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,317
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(c)	6.63%	07/01/2053	600	611,757
Series 2023, RB(c)	6.75%	07/01/2058	550	562,666
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(c)(f)	0.00%	12/01/2028	17,675	13,629,208
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC );
Series 2025, RB	5.25%	06/15/2050	1,000	989,931
Series 2025, RB	5.50%	06/15/2055	815	802,026
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(c)(f)	0.00%	09/01/2029	5,562	4,176,334
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.25%	06/15/2049	6,280	5,517,600
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(c)	5.00%	12/15/2054	8,245	6,942,032
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(b)(c)	5.75%	09/01/2035	1,000	1,037,854
Series 2024, Ref. RB(b)(c)	6.25%	09/01/2046	4,000	4,026,029
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(c)	5.00%	06/15/2049	520	456,018
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(c)(f)	0.00%	12/15/2030	6,500	4,804,410
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(c)	6.00%	07/01/2031	7,040	6,503,198
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(c)	5.38%	12/15/2032	4,088	4,088,146
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(c)	5.38%	06/01/2044	3,495	2,890,447
Series 2019 A, RB(c)	5.50%	06/01/2054	4,320	3,438,741
Series 2019, RB(c)	5.62%	06/01/2029	475	465,190
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(c)(f)	0.00%	12/15/2034	5,250	3,009,124
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022, RB(c)	5.00%	06/15/2062	4,590	3,929,508
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(c)	5.00%	01/01/2056	11,165	8,970,164
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(c)	5.25%	03/01/2045	5,825	5,185,280
				423,132,169
Total Municipal Obligations (Cost $10,418,018,029)				9,698,321,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

			Shares	Value
Exchange-Traded Funds–0.01%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(q)			17,000	$844,625
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC; Exit Facility(c)(i)	15.00%	02/28/2027	$3,070	602,382
Puerto Rico–0.00%
AES Puerto Rico, Inc.(i)	12.50%	03/04/2026	26	24,795
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,095,426)				627,177
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(f)(i)			76,613	0
TOTAL INVESTMENTS IN SECURITIES(r)–111.58% (Cost $10,421,986,065)				9,699,792,827
FLOATING RATE NOTE OBLIGATIONS–(13.73)%
Notes with interest and fee rates ranging from 3.25% to 4.22% at 08/31/2025 and contractual maturities of collateral ranging from 03/15/2041 to 05/15/2064 (See Note 1K)(s)				(1,193,725,000)
OTHER ASSETS LESS LIABILITIES–2.15%				186,913,823
NET ASSETS–100.00%				$8,692,981,650
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $2,074,517,655, which represented 23.86% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at August 31, 2025 was $166,550,141, which represented 1.92% of the Fund’s Net Assets.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $179,415,882, which represented 2.06% of the Fund’s Net Assets.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $270,471,380. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$877,166	$-	$-	$(32,541)	$-	$844,625	$20,718

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $1,612,522,778 are held by TOB Trusts and serve as collateral for the $1,193,725,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $10,421,113,455)	$9,698,948,202
Investments in affiliates, at value (Cost $872,610)	844,625
Cash	43,191,553
Receivable for:
Investments sold	145,745,971
Fund shares sold	4,786,325
Interest	193,525,963
Investments matured, at value (Cost $39,346,673)	12,457,317
Investment for trustee deferred compensation and retirement plans	337,173
Other assets	1,684,857
Total assets	10,101,521,986
Liabilities:
Floating rate note obligations	1,193,725,000
Payable for:
Investments purchased	160,893,424
Dividends	21,150,136
Fund shares reacquired	9,976,222
Due to broker	19,219,710
Accrued fees to affiliates	2,826,203
Accrued interest expense	172,519
Accrued trustees’ and officers’ fees and benefits	119,511
Accrued other operating expenses	120,438
Trustee deferred compensation and retirement plans	337,173
Total liabilities	1,408,540,336
Net assets applicable to shares outstanding	$8,692,981,650
Net assets consist of:
Shares of beneficial interest	$11,972,493,901
Distributable earnings (loss)	(3,279,512,251)
$8,692,981,650
Net Assets:
Class A	$3,955,524,851
Class C	$491,592,696
Class Y	$4,107,946,300
Class R5	$8,264
Class R6	$137,909,539
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	620,166,472
Class C	77,369,627
Class Y	644,788,345
Class R5	1,297
Class R6	21,621,101
Class A:
Net asset value per share	$6.38
Maximum offering price per share (Net asset value of $6.38 ÷ 95.75%)	$6.66
Class C:
Net asset value and offering price per share	$6.35
Class Y:
Net asset value and offering price per share	$6.37
Class R5:
Net asset value and offering price per share	$6.37
Class R6:
Net asset value and offering price per share	$6.38
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$303,731,593
Dividends from affiliates	20,718
Total investment income	303,752,311
Expenses:
Advisory fees	16,350,677
Administrative services fees	655,545
Custodian fees	25,475
Distribution fees:
Class A	5,143,004
Class C	2,372,061
Interest, facilities and maintenance fees	35,271,250
Transfer agent fees — A, C and Y	3,726,566
Transfer agent fees — R6	12,173
Trustees’ and officers’ fees and benefits	47,367
Registration and filing fees	121,978
Reports to shareholders	116,895
Professional services fees	374,895
Other	69,514
Total expenses	64,287,400
Less: Fees waived and/or expense offset arrangement(s)	(8,759)
Net expenses	64,278,641
Net investment income	239,473,670
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(21,151,335))	(154,044,748)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(538,105,251)
Affiliated investment securities	(32,541)
(538,137,792)
Net realized and unrealized gain (loss)	(692,182,540)
Net increase (decrease) in net assets resulting from operations	$(452,708,870)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$239,473,670	$462,055,313
Net realized gain (loss)	(154,044,748)	(111,303,618)
Change in net unrealized appreciation (depreciation)	(538,137,792)	142,726,113
Net increase (decrease) in net assets resulting from operations	(452,708,870)	493,477,808
Distributions to shareholders from distributable earnings:
Class A	(111,843,703)	(221,470,758)
Class C	(12,540,210)	(25,304,966)
Class Y	(127,717,004)	(256,527,263)
Class R5	(241)	(1,012)
Class R6	(4,334,036)	(8,443,293)
Total distributions from distributable earnings	(256,435,194)	(511,747,292)
Share transactions–net:
Class A	(119,507,828)	228,593,621
Class C	(34,225,665)	17,725,795
Class Y	(539,120,526)	547,033,288
Class R5	—	(10,656)
Class R6	(30,455,366)	52,353,908
Net increase (decrease) in net assets resulting from share transactions	(723,309,385)	845,695,956
Net increase (decrease) in net assets	(1,432,453,449)	827,426,472
Net assets:
Beginning of period	10,125,435,099	9,298,008,627
End of period	$8,692,981,650	$10,125,435,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)
Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(452,708,870)
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(2,673,083,794)
Proceeds from sales of investments	3,044,158,096
Proceeds from sales of short-term investments, net	8,396,531
Amortization (accretion) of premiums and discounts, net	(30,946,081)
Net realized loss from investment securities	154,044,748
Net change in unrealized depreciation on investment securities	538,137,792
Change in operating assets and liabilities:
Increase in receivables and other assets	(7,723,557)
Increase in accrued expenses and other payables	17,631,524
Net cash provided by operating activities	597,906,389
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(131,852,095)
Proceeds from shares of beneficial interest sold	1,351,417,584
Disbursements from shares of beneficial interest reacquired	(2,184,239,755)
Proceeds from TOB Trusts	872,670,000
Repayment of TOB Trusts	(569,165,000)
Net cash provided by (used in) financing activities	(661,169,266)
Net decrease in cash and cash equivalents	(63,262,877)
Cash and cash equivalents at beginning of period	106,454,430
Cash and cash equivalents at end of period	$43,191,553
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$125,807,574
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$35,290,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$6.87	$0.17	$(0.48)	$(0.31)	$(0.18)	$6.38	(4.56)%	$3,955,525	1.47%(d)	1.47%(d)	0.71%(d)	5.05%(d)	27%
Year ended 02/28/25	6.88	0.32	0.03	0.35	(0.36)	6.87	5.16	4,385,119	1.17	1.17	0.72	4.67	25
Year ended 02/29/24	6.74	0.28	0.21	0.49	(0.35)	6.88	7.45	4,163,816	1.44	1.44	0.73	4.22	25
Year ended 02/28/23	7.80	0.31	(1.04)	(0.73)	(0.33)	6.74	(9.41)	3,822,402	1.30	1.30	0.72	4.41	47
Year ended 02/28/22	7.98	0.26	(0.10)	0.16	(0.34)	7.80	1.95	4,596,751	0.85	0.85	0.69	3.24	22
Year ended 02/28/21	8.30	0.30	(0.23)	0.07	(0.39)	7.98	1.13	4,323,667	0.95	0.95	0.77	3.87	28
Class C
Six months ended 08/31/25	6.84	0.14	(0.47)	(0.33)	(0.16)	6.35	(4.90)	491,593	2.12 (d)	2.12 (d)	1.36 (d)	4.40 (d)	27
Year ended 02/28/25	6.85	0.28	0.02	0.30	(0.31)	6.84	4.48	565,612	1.82	1.82	1.37	4.02	25
Year ended 02/29/24	6.71	0.24	0.20	0.44	(0.30)	6.85	6.77	549,007	2.09	2.09	1.38	3.57	25
Year ended 02/28/23	7.76	0.26	(1.03)	(0.77)	(0.28)	6.71	(9.94)	553,465	1.95	1.95	1.37	3.76	47
Year ended 02/28/22	7.95	0.21	(0.11)	0.10	(0.29)	7.76	1.15	754,439	1.50	1.50	1.34	2.59	22
Year ended 02/28/21	8.26	0.25	(0.23)	0.02	(0.33)	7.95	0.54	717,496	1.60	1.60	1.42	3.22	28
Class Y
Six months ended 08/31/25	6.86	0.17	(0.47)	(0.30)	(0.19)	6.37	(4.45)	4,107,946	1.22 (d)	1.22 (d)	0.46 (d)	5.30 (d)	27
Year ended 02/28/25	6.87	0.34	0.02	0.36	(0.37)	6.86	5.43	4,994,654	0.92	0.92	0.47	4.92	25
Year ended 02/29/24	6.73	0.30	0.20	0.50	(0.36)	6.87	7.72	4,457,417	1.19	1.19	0.48	4.47	25
Year ended 02/28/23	7.79	0.32	(1.04)	(0.72)	(0.34)	6.73	(9.19)	3,394,429	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.97	0.28	(0.10)	0.18	(0.36)	7.79	2.20	3,674,521	0.60	0.60	0.44	3.49	22
Year ended 02/28/21	8.29	0.32	(0.23)	0.09	(0.41)	7.97	1.40	3,018,845	0.70	0.70	0.52	4.12	28
Class R5
Six months ended 08/31/25	6.86	0.17	(0.47)	(0.30)	(0.19)	6.37	(4.45)	8	1.16 (d)	1.16 (d)	0.40 (d)	5.36 (d)	27
Year ended 02/28/25	6.88	0.34	0.01	0.35	(0.37)	6.86	5.28	9	0.94	0.94	0.49	4.90	25
Year ended 02/29/24	6.73	0.31	0.20	0.51	(0.36)	6.88	7.85	19	1.09	1.09	0.38	4.57	25
Year ended 02/28/23	7.79	0.34	(1.06)	(0.72)	(0.34)	6.73	(9.19)	18	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.98	0.28	(0.11)	0.17	(0.36)	7.79	2.06	5,625	0.65	0.65	0.49	3.44	22
Year ended 02/28/21	8.29	0.32	(0.22)	0.10	(0.41)	7.98	1.58	7,290	0.67	0.67	0.49	4.15	28
Class R6
Six months ended 08/31/25	6.87	0.18	(0.48)	(0.30)	(0.19)	6.38	(4.41)	137,910	1.16 (d)	1.16 (d)	0.40 (d)	5.36 (d)	27
Year ended 02/28/25	6.88	0.34	0.03	0.37	(0.38)	6.87	5.49	180,041	0.86	0.86	0.41	4.98	25
Year ended 02/29/24	6.74	0.30	0.21	0.51	(0.37)	6.88	7.77	127,749	1.14	1.14	0.42	4.52	25
Year ended 02/28/23	7.79	0.33	(1.03)	(0.70)	(0.35)	6.74	(9.00)	84,167	0.98	0.98	0.40	4.73	47
Year ended 02/28/22	7.99	0.29	(0.12)	0.17	(0.37)	7.79	2.02	50,048	0.57	0.57	0.41	3.52	22
Year ended 02/28/21	8.29	0.33	(0.21)	0.12	(0.42)	7.99	1.76	9,977	0.58	0.58	0.40	4.24	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

Invesco Rochester® Municipal Opportunities Fund

C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The

Invesco Rochester® Municipal Opportunities Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.35%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to

Invesco Rochester® Municipal Opportunities Fund

waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,678.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $109,586 in front-end sales commissions from the sale of Class A shares and $109,935 and $38,638 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$9,644,448,937	$53,872,088	$9,698,321,025
Exchange-Traded Funds	844,625	—	—	844,625
U.S. Dollar Denominated Bonds & Notes	—	—	627,177	627,177
Preferred Stocks	—	—	0	0
Total Investments in Securities	844,625	9,644,448,937	54,499,265	9,699,792,827
Other Investments - Assets
Investments Matured	—	7,984,974	4,472,343	12,457,317
Total Investments	$844,625	$9,652,433,911	$58,971,608	$9,712,250,144
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2025:

Invesco Rochester® Municipal Opportunities Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $759,037,469 and securities sales of $741,278,226, which resulted in net realized gains (losses) of $(21,151,335).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,081.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $108,696 with an average interest rate of 4.52%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $1,117,733,571 and 5.80%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$397,795,746	$1,965,103,656	$2,362,899,402
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $2,708,161,813 and $3,181,341,517, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$153,848,655
Aggregate unrealized (depreciation) of investments	(964,660,385)
Net unrealized appreciation (depreciation) of investments	$(810,811,730)
Cost of investments for tax purposes is $10,523,061,874.

Invesco Rochester® Municipal Opportunities Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	54,191,350	$352,637,816	123,120,884	$847,491,671
Class C	7,913,539	51,324,888	21,968,151	150,810,023
Class Y	140,161,884	912,874,262	268,058,440	1,841,027,088
Class R5	-	-	651	4,500
Class R6	3,363,150	22,004,186	18,993,539	130,501,309
Issued as reinvestment of dividends:
Class A	7,840,230	51,021,511	14,632,387	100,496,605
Class C	1,193,943	7,736,701	2,259,481	15,451,911
Class Y	10,124,856	65,831,176	19,914,256	136,605,692
Class R5	-	-	76	526
Class R6	186,974	1,218,186	369,355	2,537,361
Automatic conversion of Class C shares to Class A shares:
Class A	3,625,727	23,542,941	6,572,706	44,923,788
Class C	(3,639,264)	(23,542,941)	(6,597,644)	(44,923,788)
Reacquired:
Class A	(83,959,306)	(546,710,096)	(111,281,845)	(764,318,443)
Class C	(10,776,602)	(69,744,313)	(15,111,384)	(103,612,351)
Class Y	(233,526,701)	(1,517,825,964)	(208,809,837)	(1,430,599,492)
Class R5	-	-	(2,247)	(15,682)
Class R6	(8,142,948)	(53,677,738)	(11,727,215)	(80,684,762)
Net increase (decrease) in share activity	(111,443,168)	$(723,309,385)	122,359,754	$845,695,956

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Rochester® Municipal Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Municipal Opportunities Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Rochester Municipal Opportunities Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period. (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

Invesco Rochester® Municipal Opportunities Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

Invesco Rochester® Municipal Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Rochester® Municipal Opportunities Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROHYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Rochester® New York Municipals Fund
Nasdaq:
A: RMUNX ■ C: RMUCX ■ Y: RMUYX ■ R6: IORUX

2	Schedule of Investments
17	Financial Statements
20	Financial Highlights
21	Notes to Financial Statements
27	Approval of Investment Advisory and Sub-Advisory Contracts
29	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.71%
New York–100.62%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,548,035
Series 2018 B, RB(a)	5.00%	12/15/2033	60	62,084
Series 2018 B, RB(a)	5.00%	12/15/2034	250	257,588
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	940	847,243
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,841,666
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $620,338)(b)(c)	4.00%	07/01/2029	674	33,691
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $637,231)(b)(c)	4.00%	07/01/2030	702	35,101
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $651,833)(b)(c)	4.00%	07/01/2031	730	36,510
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $360,947)(b)(c)	4.00%	07/01/2041	564	28,193
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $9,319,446)(b)(c)	4.00%	07/01/2051	10,040	501,981
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	1,779,225
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,327,109
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,691,377
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	2,835,227
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,744,084
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,283,563
Series 2020 B, RB	4.00%	11/01/2055	5,000	3,913,753
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,551,013
Series 2016 A, Ref. RB	5.00%	07/15/2042	32,650	31,943,865
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,459,497
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	143,740
Series 2018, Ref. RB	5.00%	10/01/2033	150	153,407
Series 2018, Ref. RB	5.00%	10/01/2037	500	503,732
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,035,184
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	821,495
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	300,511
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	150,254
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	210,354
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	245,411
Build NYC Resource Corp.;
Series 2025, RB(e)	5.63%	07/01/2045	1,000	956,746
Series 2025, RB(a)	5.50%	07/01/2050	6,750	6,788,646
Series 2025, RB(a)	5.50%	07/01/2055	6,750	6,769,801
Series 2025, RB(e)	6.00%	07/01/2060	3,000	2,906,173
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(e)	5.50%	09/01/2045	5,970	5,814,856
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	625	569,111
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,526,543
Series 2018, RB	5.00%	06/01/2048	2,415	2,225,306
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	4,700	4,394,232
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	38,725
Series 2019, RB	4.00%	07/01/2049	3,300	2,758,669
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,269,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	$3,000	$2,841,273
Series 2022, RB(e)	5.75%	06/01/2062	5,000	4,641,162
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	500,324
Series 2022 A, RB	5.00%	07/01/2056	450	404,475
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,555,755
Series 2023, RB	5.25%	07/01/2062	11,500	10,789,591
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	889,992
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,500,705
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	3,884,794
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(e)	5.00%	06/01/2047	1,250	1,098,101
Series 2017 A, RB(e)	5.00%	06/01/2052	1,000	847,026
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	1,100	1,067,069
Series 2019, RB(e)	5.75%	02/01/2049	1,330	1,201,096
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(e)	4.00%	06/15/2041	610	506,731
Series 2021 A, RB(e)	4.00%	06/15/2051	735	543,937
Series 2021 A, RB(e)	4.00%	06/15/2056	530	380,192
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(e)	5.00%	06/01/2051	1,500	1,161,677
Series 2021 A, RB(e)	5.00%	06/01/2056	1,250	943,340
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(e)	4.00%	11/01/2041	1,775	1,487,593
Series 2021 A, RB(e)	4.00%	11/01/2051	695	524,667
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,008,501
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	9,700	9,806,082
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,113,163
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.50%	06/15/2053	2,125	2,007,586
Series 2023, RB(e)	5.50%	06/15/2063	1,375	1,272,565
Build NYC Resource Corp. (Urban Resource Insititute );
Series 2025, RB	5.38%	12/01/2046	625	647,801
Series 2025, RB	5.50%	12/01/2051	825	843,292
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(e)	6.50%	07/01/2052	9,820	9,312,020
Series 2022, RB(e)	6.50%	07/01/2057	10,785	10,125,582
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	885	887,047
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,304,281
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,188
Series 2014, RB	5.00%	05/01/2039	250	250,067
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,270	1,273,005
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(e)	4.75%	07/01/2043	1,000	961,102
Series 2025, RB(e)	5.00%	07/01/2046	1,000	989,079
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	953,191
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,017,162
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,532,976
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,024,766
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,110,200
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	9,275	8,785,138
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	$9,370	$7,799,791
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	6,000	6,126,757
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	720	703,237
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,010	1,809,028
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,508,834
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,031,038
Series 2005 D, RB(d)	0.00%	06/01/2055	198,300	14,213,291
Series 2006 A, RB(d)(e)	0.00%	06/01/2060	200,000	7,411,820
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	25,000	24,265,445
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(e)	5.50%	07/01/2044	5,495	4,621,905
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	9,530	9,442,691
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,500	1,500,172
Series 2014, RB	5.00%	07/01/2039	1,250	1,249,952
Series 2014, RB	5.00%	07/01/2044	1,000	993,730
Series 2017, Ref. RB	5.00%	07/01/2035	730	737,745
Series 2017, Ref. RB	5.00%	07/01/2036	570	574,731
Series 2017, Ref. RB	5.00%	07/01/2038	650	652,107
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	34,315	30,331,169
Series 2017 A, Ref. RB	5.00%	02/15/2045	10,000	10,054,031
Series 2017 A, Ref. RB (INS - AGI)(g)	4.00%	02/15/2047	13,445	11,759,470
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	766,639
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	675	676,207
Long Island (City of), NY Power Authority;
Series 2017, RB	5.00%	09/01/2042	5,000	5,048,149
Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,153,097
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	2,500	2,518,802
Series 2023 E, RB	5.00%	09/01/2053	14,000	14,028,640
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.00%	11/15/2056	4,270	4,125,741
Series 2016 C-1, RB	5.25%	11/15/2056	10,000	9,923,363
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	20,583,861
Series 2022 A, RB	4.00%	11/15/2051	7,365	6,327,679
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	30,000	29,770,089
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,011,027
Series 2017 A-1, RB	5.25%	11/15/2057	5,565	5,573,519
Series 2017 B-1, RB	5.25%	11/15/2057	20,000	20,023,078
Series 2019 C, RB (INS - AGI)(g)	4.00%	11/15/2045	560	478,819
Series 2020 C-1, RB	5.00%	11/15/2050	10,000	9,798,505
Series 2020 C-1, RB	5.25%	11/15/2055	30,715	30,620,398
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,290	12,425,877
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,008,966
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2054	3,215	2,711,683
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	375,368
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGI)(g)	5.00%	01/15/2038	890	890,812
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,068
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	1,955,526
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	1,960	1,635,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(e)	5.88%	07/01/2052	$1,000	$948,182
Series 2022, RB(e)	6.00%	07/01/2057	1,000	954,942
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	7,841,792
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	11,963,864
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	511,347
Series 2024, Ref. RB	5.25%	06/01/2054	500	505,663
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(d)(e)	0.00%	06/01/2061	400,000	16,029,160
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	23,463,835
Series 2016 A, RB	5.00%	11/15/2056	79,985	77,283,707
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGI)(g)	5.00%	07/01/2049	9,670	9,779,648
Series 2019 A, GO Bonds (INS - AGI)(g)	5.00%	04/01/2049	11,600	11,667,535
Series 2024 A, GO Bonds	4.00%	04/01/2054	6,000	5,186,451
Nassau (County of), NY Industrial Development Agency(d)(h)	0.00%	01/01/2058	546	0
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	300,138
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,233,429
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	804	793,236
Series 2006 A-3, RB	5.00%	06/01/2035	750	631,556
Series 2006 A-3, RB	5.13%	06/01/2046	615	472,011
Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	20,487,299
Series 2006 D, RB(d)	0.00%	06/01/2060	623,215	33,460,164
Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	1,980,148
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	11,444,596
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,858,760
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	16,433,414
Series 2019, RB	4.00%	11/01/2041	600	565,529
Series 2019, RB(a)	4.00%	11/01/2047	9,120	7,624,272
Series 2020 221, RB(a)	4.00%	07/15/2060	33,975	26,989,084
Series 2022, RB(a)	5.00%	01/15/2052	13,000	12,871,785
Series 2024, Ref. RB	5.00%	07/15/2054	3,000	3,040,735
Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	6,971,740
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2044	1,000	1,032,815
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	4,855	4,804,889
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2042	2,250	2,271,119
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2043	6,000	6,035,434
Two Hundred Thirty Eighth Series 2023, Ref. RB(a)	5.00%	07/15/2038	5,800	6,022,699
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,059,303
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	13,516,039
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	8,147,211
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	4,960	4,103,019
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,121
Series 1997 C, GO Bonds (INS -NATL)(g)	5.50%	11/15/2037	10	10,020
Series 2002 D, GO Bonds	5.25%	06/01/2027	145	145,314
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,761
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,011
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	604,628
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	30,000	25,702,086
Series 2020 D-1, GO Bonds (INS -BAM)(g)(i)(j)	4.00%	03/01/2050	28,830	24,862,453
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	8,557,859
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	18,000	15,686,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, GO Bonds	4.13%	08/01/2053	$6,500	$5,628,756
Series 2024 C, GO Bonds	5.25%	03/01/2048	3,430	3,528,200
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,775,149
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,305,189
Series 2024 D, GO Bonds	5.25%	04/01/2054	20,000	20,443,336
Series 2025 E, GO Bonds	5.25%	08/01/2050	2,000	2,054,778
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	887,128
Subseries 2021 F-1, GO Bonds(j)	5.00%	03/01/2050	10,000	10,003,310
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,645,358
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	4,873,607
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,092,302
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,461,438
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	4,000	4,093,203
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	4,913,895
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,000	851,190
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	5,000	5,142,632
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	4,250	4,359,273
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	490	441,934
Series 1998, RB	6.38%	11/01/2028	1,225	1,103,738
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	135	131,533
Series 2005 E-2, RB	6.13%	11/01/2035	2,195	1,612,434
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	2,055	2,031,214
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,425	5,454,717
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGI)(g)	3.00%	03/01/2049	5,100	3,534,044
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	40,000	40,852,196
Series 2017 BB-1, RB	5.00%	06/15/2046	10,000	10,036,470
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	8,435,944
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	8,637,937
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	8,612,861
Series 2021 CC-1, RB(j)	5.00%	06/15/2051	13,350	13,354,504
Series 2022 CC-1, RB	4.00%	06/15/2052	12,500	10,717,001
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,393,638
Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	9,181,527
Series 2023 D, Ref. RB	4.13%	06/15/2047	5,030	4,540,778
Series 2024 AA, RB	5.00%	06/15/2051	4,750	4,810,766
Series 2024 AA, RB	5.25%	06/15/2053	110	113,594
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,281,004
Series 2024 AA-1, RB(j)	5.25%	06/15/2053	35,000	36,019,260
New York (City of), NY Transitional Finance Authority;
Series 2018 S-1, RB	5.00%	07/15/2045	26,000	26,225,623
Series 2018 S-3, RB	5.25%	07/15/2045	625	635,244
Series 2019 A-3, RB	4.00%	05/01/2043	11,000	9,816,991
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	733,433
Series 2019 B-1, RB	4.00%	11/01/2042	7,325	6,617,531
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	7,707,557
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,059,371
Series 2020, RB	4.00%	05/01/2045	2,000	1,760,854
Series 2020, RB	4.00%	05/01/2046	23,000	20,033,202
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,377,444
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	11,220,097
Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,252,452
Series 2023 C, RB(i)(j)	5.50%	05/01/2053	24,000	25,014,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2023, RB	5.25%	05/01/2050	$6,115	$6,263,171
Series 2023, RB(j)	5.00%	05/01/2053	99,465	99,844,042
Series 2024 C, RB	5.00%	05/01/2050	5,000	5,046,153
Series 2024, RB	5.25%	05/01/2051	12,650	12,995,718
Series 2024, RB	4.13%	05/01/2052	8,200	7,123,502
Series 2025 A, RB	5.00%	05/01/2054	5,000	5,031,582
Series 2025 E, RB	5.50%	11/01/2049	10,000	10,520,931
Series 2025 E, RB	4.13%	11/01/2053	8,000	6,924,535
Series 2025 E, RB	5.00%	11/01/2053	10,000	10,066,135
Series 2025 H, RB	5.25%	11/01/2048	2,250	2,326,509
Series 2025 H, RB	5.50%	11/01/2051	2,160	2,271,156
Series 2025 H, RB	4.50%	11/01/2052	5,000	4,665,824
Series 2025, RB(j)	5.50%	05/01/2053	15,000	15,745,728
Subseries 2016 F-3, RB	3.25%	02/01/2041	10,000	8,337,149
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	5,000	5,111,380
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	150	149,994
Series 2021 A, RB	4.00%	01/01/2039	175	172,017
Series 2021 A, RB	4.00%	01/01/2040	300	291,472
Series 2021 A, RB	4.00%	01/01/2041	220	207,900
New York (State of) Dormitory Authority;
Series 2017, Ref. RB(e)	5.00%	12/01/2031	1,000	1,004,783
Series 2018 A, RB	5.00%	07/01/2048	5,890	5,931,175
Series 2019 A, RB	4.00%	07/01/2045	25,280	22,404,701
Series 2019 C, RB(j)	4.00%	07/01/2049	22,500	19,237,358
Series 2020 A, Ref. RB	4.00%	03/15/2043	2,130	1,920,086
Series 2020 A, Ref. RB	4.00%	03/15/2048	39,225	33,978,237
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,575	11,808,028
Series 2021 A, Ref. RB	4.00%	03/15/2047	11,305	9,842,597
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	9,577,051
Series 2022 A, RB(i)(j)	4.00%	03/15/2049	46,305	39,899,194
Series 2022 A, RB (INS - BAM)(g)	4.25%	10/01/2051	5,500	4,905,233
Series 2022 A, Ref. RB	5.00%	05/01/2052	8,000	7,818,145
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,035,281
Series 2024 A, RB (INS - AGI)(g)	4.13%	10/01/2048	1,000	884,910
Series 2024 A, RB	5.50%	05/01/2049	2,250	2,243,902
Series 2024 A, RB	5.50%	05/01/2056	3,350	3,300,925
Series 2024 A, Ref. RB	5.25%	03/15/2049	3,560	3,668,859
Series 2024 A, Ref. RB	4.00%	03/15/2054	10,000	8,476,174
Series 2024 A, Ref. RB	5.50%	07/01/2054	13,000	13,658,027
Series 2024 B, Ref. RB	4.00%	03/15/2054	5,000	4,232,664
Series 2025 A, Ref. RB	5.00%	03/15/2047	2,000	2,030,599
Series 2025 A, Ref. RB	5.00%	03/15/2049	12,000	12,135,870
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	1,600	1,526,440
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	8,510	6,826,525
Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	3,195	2,962,708
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	646,288
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	616,401
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,070,224
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	10,262,304
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	7,835,769
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	740,991
Series 2012 B, RB	5.00%	07/01/2032	195	192,658
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	597,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGI)(g)	5.00%	07/01/2034	$20	$20,020
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS -AMBAC)(g)	5.50%	05/15/2031	555	641,092
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	122,396
New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	3,830	3,302,003
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS -AMBAC)(g)	5.25%	07/01/2030	25	26,114
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	12,755	10,902,765
Series 2020, RB	4.00%	07/01/2050	34,565	28,606,578
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, RB(j)	4.00%	03/15/2048	21,000	18,104,514
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,799,781
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,099,212
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB	5.00%	07/01/2051	2,000	1,966,682
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,331,012
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,920,484
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	6,864,255
Series 2020 A, Ref. RB	4.00%	09/01/2050	38,865	30,804,212
Series 2024, RB	5.50%	11/01/2047	2,165	2,210,449
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS -NATL)(g)	4.50%	05/15/2036	30	30,012
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,915,597
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,378,490
Series 2016 A, Ref. RB	5.00%	07/01/2046	1,475	1,430,355
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	2,947,785
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	10,000	10,261,961
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS -BAM)(g)	4.00%	05/01/2054	4,285	3,626,678
Series 2024, Ref. RB	5.25%	05/01/2054	34,955	35,131,456
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2032	1,200	1,202,847
Series 2017, Ref. RB(e)	5.00%	12/01/2033	1,700	1,693,365
Series 2017, Ref. RB(e)	5.00%	12/01/2037	1,000	945,966
New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	502,054
Series 2016, Ref. RB	5.00%	07/01/2046	500	495,501
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	7,920	7,925,127
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	2,992,478
Series 2020 A, Ref. RB	5.00%	07/01/2053	13,750	13,632,943
Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,054,821
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	181,802
Series 2021, RB	5.00%	07/01/2051	750	611,909
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,002,683
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	16,140	10,781,200
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $23,695,000)(c)(e)	5.38%	09/01/2050	23,695	16,908,475
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(c)(e)	5.38%	10/01/2042	7,540	5,603,477
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,646,225
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	9,471,305
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	34,750	33,731,672
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,812,153
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	$7,340	$6,358,014
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,722,634
Series 2015 C, RB	4.15%	05/01/2048	2,295	1,985,892
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	22,252,591
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	2,920,448
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,694,112
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	3,942,044
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,799,471
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	1,966,620
Series 2024 A-1, RB	5.00%	06/15/2054	7,575	7,607,161
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	99,958
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,041
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	999,640
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,631,444
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,535,032
Series 2023-255, RB	4.88%	10/01/2048	2,000	1,988,317
New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(i)(j)	4.00%	11/15/2060	39,155	32,510,772
Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	11,343,926
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	10,539,973
Series 2024 A, RB	4.00%	11/15/2054	5,000	4,255,973
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(g)	5.13%	11/15/2058	18,000	18,233,195
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2051	27,580	27,430,754
Series 2016 A, RB	5.25%	01/01/2056	5,445	5,453,843
Series 2019 B, RB	4.00%	01/01/2050	13,815	11,811,518
Series 2019 B, RB (INS - AGI)(g)	4.00%	01/01/2050	45,000	38,790,076
Series 2020 N, RB	4.00%	01/01/2044	10,000	8,865,589
Series 2020 N, RB	4.00%	01/01/2047	6,170	5,330,489
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,158,471
Series 2025 A, RB	5.00%	03/15/2049	5,000	5,054,968
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	3,663,941
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	23,220	23,301,878
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,158,274
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,185,619
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	12,605,616
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	15,620,992
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	8,851,013
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,212,190
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,395,519
New York (State of) Utility Debt Securitization Authority (Green Bonds); Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,079,475
New York (State of), NY Health and Hospitals Corp.;
Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,457,010
Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	857,071
Series 2023, RB	4.60%	08/01/2048	3,500	3,335,612
New York (State of), NY Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	22,140	21,264,748
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	1,840,584
Series 2025 A-1, RB	4.80%	11/01/2055	16,755	16,234,950
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2045	19,625	19,531,563
Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,186,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	$210	$210,049
Series 2000 A, RB	6.63%	06/01/2042	17,070	17,067,689
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	25	25,451
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	8,650,655
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	13,268,287
Series 2005 E, RB(d)	0.00%	06/01/2055	165,210	12,461,278
Series 2010 A, RB(e)	6.25%	06/01/2041	31,214	29,336,753
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	49,420	21,307,344
Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	951,489
Series 2005 S-3, RB(d)	0.00%	06/01/2055	219,195	16,580,370
Series 2005 S4B, RB(d)(e)	0.00%	06/01/2060	715,900	26,972,248
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	7,341,990
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,191,990
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,004,442
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	864,312
New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,229,105
Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,269,992
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	3,500	3,941,791
Series 2007, RB	5.50%	10/01/2037	1,070	1,218,640
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	18,915,342
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(k)	5.13%	09/03/2030	2,700	2,758,186
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 A, Ref. RB	5.00%	06/15/2046	6,100	6,136,351
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2023, Ref. RB	5.00%	06/15/2053	6,910	6,994,553
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(l)	5.50%	04/15/2035	615	714,230
New York State Housing Finance Agency; Series 2025 B-1, RB	5.25%	11/01/2065	5,000	4,983,045
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,060,728
Series 2020 A, RB	4.00%	03/15/2049	36,685	31,379,028
Series 2020 C, Ref. RB	4.00%	03/15/2045	5,000	4,440,094
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	2,700,598
Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,166,257
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	13,255,946
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	21,000	18,462,937
Series 2021, Ref. RB	4.00%	03/15/2047	10,000	8,761,115
New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	7,965	7,310,041
Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,369,912
Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	11,600,213
Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	8,658,846
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(a)	5.00%	08/01/2031	20,000	20,000,172
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	13,140	13,245,843
Series 2020, RB(a)	5.00%	10/01/2040	10,000	9,938,989
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(a)(g)	5.00%	06/30/2049	$5,000	$4,817,620
Series 2023, RB(a)	6.00%	06/30/2054	11,000	11,177,295
Series 2023, RB (INS - AGI)(a)(g)	5.13%	06/30/2060	31,000	29,996,490
Series 2023, RB(a)	5.38%	06/30/2060	21,050	19,987,215
Series 2024, RB(a)	5.50%	06/30/2054	21,810	21,165,925
Series 2024, RB(a)	5.50%	06/30/2060	8,990	8,652,689
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS -BAM)(a)(g)	5.25%	06/30/2049	7,750	7,686,922
Series 2025, RB(a)	6.00%	06/30/2055	7,000	7,202,133
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(g)	4.00%	07/01/2035	6,255	6,092,311
Series 2016 A, RB (INS - AGI)(a)(g)	4.00%	07/01/2036	5,345	5,144,734
Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,249,584
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	14,207,770
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	41,795,653
Series 2016 A, RB (INS - AGI)(a)(g)	4.00%	01/01/2051	8,900	7,257,695
Series 2016, RB (INS - AGI)(a)(g)	4.00%	07/01/2037	15,625	14,919,170
Series 2016, RB (INS - AGI)(a)(g)	5.00%	07/01/2046	4,990	4,878,651
Series 2023, RB(a)	6.00%	04/01/2035	10,000	10,849,263
Series 2023, RB(a)	5.63%	04/01/2040	15,000	15,459,283
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	588,512
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,119,861
Series 2022, RB(a)	5.00%	12/01/2041	16,000	15,903,928
Series 2024, Ref. RB (INS - AGI)(a)(g)(m)	5.00%	12/31/2054	5,000	2,963,467
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(a)(g)	5.25%	12/31/2054	40,425	39,889,082
Series 2024, Ref. RB(a)	5.50%	12/31/2060	5,000	4,840,882
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	5,638,907
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(e)	4.75%	11/01/2042	790	698,424
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	797,176
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	759,292
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	722,384
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,577,809
Series 2014, Ref. RB	5.25%	05/15/2040	275	257,151
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2021 A, RB (INS - AGI)(g)	4.00%	12/01/2046	1,355	1,179,500
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,067,409
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,177,303
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,223,695
Series 2019, Ref. RB	5.00%	07/01/2032	775	776,256
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,328,872
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,381,766
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,321,920
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	6,707,949
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	3,150	3,294,636
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,154,627
Series 2017, Ref. RB	5.00%	05/01/2040	650	641,433
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	4,732
Series 2019, Ref. RB	4.00%	12/01/2047	2,000	1,746,208
Series 2019, Ref. RB	4.00%	12/01/2049	13,850	11,867,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	$9,790	$9,230,389
Series 2025, RB	5.50%	12/01/2056	5,000	5,277,519
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,088,823
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,069,466
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,832,985
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,600,699
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	6,618,083
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	1,840	1,844,205
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,525,457
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,503,485
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	5,000	5,522,099
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	690	698,692
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	3,660	1,043,338
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	25,000	1,645,378
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	3,515	3,523,584
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	2,500	2,521,454
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,014,384
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	270	275,423
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	153,013
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	106,279
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	303,654
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	301,379
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	150,690
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	223,124
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	148,749
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	656,428
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	230,240
Series 2021 A, Ref. RB	5.00%	09/01/2040	250	240,598
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	144,359
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	311,791
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	282,838
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	545,498
Series 2022, Ref. RB	5.25%	07/01/2041	440	452,881
Series 2022, Ref. RB	5.25%	07/01/2042	425	434,022
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	3,819,153
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,479,339
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	170	164,554
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,680	3,191,660
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,403
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	155	155,145
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,503,382
Series 2024, RB	6.00%	12/01/2053	10,000	9,970,036
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,265	1,977,041
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(e)	5.35%	11/01/2049	30,805	29,459,613
Series 2016 B-2, RB(e)	5.35%	11/01/2049	5,820	5,565,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tender Option Bond Trust Receipts/Certificates;
Series 2025, GO Bonds(j)	5.25%	08/01/2053	$12,000	$12,320,525
Series 2025, RB (CEP -GNMA)(j)	5.00%	11/01/2045	2,000	2,000,950
Series 2025, RB (INS - AGI)(g)(j)	5.50%	07/01/2050	4,000	4,163,217
Series 2025, RB (CEP -GNMA)(j)	5.05%	11/01/2050	2,000	1,997,868
Series 2025, RB(j)	5.00%	03/15/2051	30,000	30,290,802
Series 2025, RB(j)	5.25%	06/15/2053	20,000	20,653,448
Series 2025, RB (INS - AGI)(g)(j)	5.50%	07/01/2055	7,000	7,236,675
Series 2025, RB (CEP -GNMA)(j)	5.13%	11/01/2055	6,000	6,001,372
Series 2025, RB(j)	5.25%	11/15/2055	16,000	16,418,430
Series 2025, RB (CEP -GNMA)(j)	5.20%	11/01/2060	2,500	2,513,185
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(b)	5.00%	07/01/2032	3,125	625,000
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,547,744
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	47,685	47,893,417
Series 2023 A, RB	4.13%	05/15/2053	7,125	6,144,748
Series 2024 A-1, RB	5.00%	05/15/2049	4,600	4,679,934
Series 2024 A-1, RB	5.25%	11/15/2051	4,000	4,106,447
Series 2024 A-1, RB	5.25%	05/15/2059	15,230	15,668,141
Series 2024 A-1, RB	5.25%	05/15/2064	25,000	25,665,597
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	25,770,188
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	13,655	11,668,465
Series 2019 C, RB	4.00%	11/15/2043	21,500	19,371,999
Series 2020 A, RB	5.00%	11/15/2049	5,000	5,023,508
Series 2020 A, RB	5.00%	11/15/2054	4,850	4,833,615
Series 2021 A, RB	5.00%	11/15/2051	5,000	5,009,736
Series 2021 A, RB(j)	5.00%	11/15/2051	10,000	10,019,472
Series 2021 A, RB	5.00%	11/15/2056	11,570	11,425,109
Series 2022 C, RB	5.00%	05/15/2047	5,000	5,049,838
Series 2023 A, RB	4.25%	05/15/2058	2,825	2,489,494
Series 2023 A, RB(j)	4.25%	05/15/2058	10,000	8,812,368
Series 2023 A, RB(j)	5.25%	05/15/2058	10,000	10,273,253
Series 2023 A, RB(j)	4.50%	05/15/2063	40,000	36,556,136
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	10,000	10,227,318
Series 2025, RB (INS - AGI)(g)	4.50%	12/01/2056	4,500	4,106,201
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	11,969,039
Series 2016 B, Ref. RB	5.00%	06/01/2048	4,345	3,689,888
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	16,079,056
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	570	471,987
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(e)	7.00%	06/01/2046	470	489,163
Westchester County Healthcare Corp.; Series 2014 A, RB (Acquired 01/05/2018; Cost $3,859,228)(c)	5.00%	11/01/2044	3,846	3,492,292
Westchester County Industrial Development Agency; Series 2025, RB(e)	6.20%	12/01/2042	5,500	5,217,899
Westchester County Local Development Corp.;
Series 2025, RB	7.25%	11/01/2045	3,255	3,255,000
Series 2025, RB	6.50%	11/01/2055	5,500	5,500,000
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,922,894
Series 2020 A, Ref. RB	5.13%	07/01/2055	5,000	3,758,436
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,515,597
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	$500	$528,566
Series 2022, Ref. RB	5.00%	01/01/2037	525	542,152
Series 2022, Ref. RB	5.00%	01/01/2041	520	524,052
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,473,976
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,365,634
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	10,340	9,100,167
Series 2021, Ref. RB(e)	4.50%	07/01/2056	8,200	6,238,666
Series 2021, Ref. RB(e)	5.00%	07/01/2056	5,000	4,143,677
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB (Acquired 03/15/2016-06/21/2024; Cost $20,792,741)(c)	5.00%	11/01/2046	20,765	18,393,386
Series 2023, RB (Acquired 11/10/2023; Cost $2,839,321) (INS - AGI)(c)(g)	5.00%	11/01/2047	2,875	2,890,517
Series 2023, RB (Acquired 07/11/2024; Cost $2,213,996) (INS - AGI)(c)(g)	5.75%	11/01/2048	2,000	2,126,232
Series 2023, RB (Acquired 11/10/2023; Cost $2,216,222) (INS - AGI)(c)(g)	5.75%	11/01/2049	2,125	2,252,507
Series 2023, RB (Acquired 11/10/2023; Cost $2,677,235) (INS - AGI)(c)(g)	5.00%	11/01/2051	2,750	2,707,806
Series 2023, RB (Acquired 11/10/2023; Cost $2,672,843)(c)	6.25%	11/01/2052	2,560	2,669,680
Series 2023, RB (Acquired 11/10/2023; Cost $1,040,892) (INS - AGI)(c)(g)	5.75%	11/01/2053	1,000	1,056,650
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	18,025	15,342,292
Series 2016 C, Ref. RB	5.13%	06/01/2051	4,000	3,277,855
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	6,390	5,448,329
Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS -BAM)(g)	5.00%	11/15/2040	1,680	1,774,738
Series 2022 F, GO Bonds (INS -BAM)(g)	5.00%	11/15/2042	1,105	1,144,874
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	409,970
Series 2019 A, RB	5.00%	10/15/2049	640	571,400
				3,941,252,029
Puerto Rico–7.54%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,235	1,251,091
Series 2002, RB	5.63%	05/15/2043	2,125	2,158,328
Series 2005 A, RB(d)	0.00%	05/15/2050	20,000	3,861,360
Series 2008 A, RB(d)	0.00%	05/15/2057	633,850	31,083,307
Series 2008 B, RB(d)	0.00%	05/15/2057	574,600	15,439,215
PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	697	396,817
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	3,424	2,397,833
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,037,008
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,078,811
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,406	1,542,853
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,423,017
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,293,277
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,906,615
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,429,949
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	14,030	11,595,513
Subseries 2022, RN(d)	0.00%	11/01/2051	15,434	8,546,473
Subseries 2022, RN(d)	0.00%	11/01/2051	7,378	2,434,726
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	349	334,384
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	63	63,216
Series 2023 A, RB	6.63%	01/01/2028	484	482,552
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	530	530,555
Series 2012, Ref. RB	5.00%	10/01/2042	200	179,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS -NATL)(g)	5.00%	07/01/2033	$4,005	$4,005,665
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	53,065	16,771,586
Series 2018 A-1, RB(d)	0.00%	07/01/2051	37,047	8,647,351
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	11,998,555
Series 2018 A-1, RB	5.00%	07/01/2058	31,456	28,853,274
Series 2019 A-2, RB	4.33%	07/01/2040	13,300	12,334,983
Series 2019 A-2, RB	4.54%	07/01/2053	976	841,804
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	11,537,542
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 06/18/2007-07/31/2013; Cost $6,862,860)(c)	5.00%	06/01/2030	7,280	7,144,268
Series 2006 Q, RB (Acquired 03/23/2007-02/06/2019; Cost $4,550,853)(c)	5.00%	06/01/2026	4,555	4,540,892
Series 2006 Q, RB (Acquired 12/01/2006-07/10/2007; Cost $24,375,000)(c)	5.00%	06/01/2030	24,375	23,920,540
Series 2006 Q, RB (Acquired 12/01/2006-10/03/2011; Cost $67,135,814)(c)	5.00%	06/01/2036	67,190	64,320,308
				295,382,693
Virgin Islands–0.34%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	540	539,997
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	9,250	9,158,185
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(g)	5.00%	10/01/2032	2,115	2,120,563
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2044	1,500	1,511,575
				13,330,320
Guam–0.13%
Guam (Territory of); Series 2015 D, Ref. RB(k)(l)	5.00%	11/15/2025	750	753,705
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	4,000	4,076,253
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	225	226,776
				5,056,734
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,270	3,233,211
Total Municipal Obligations (Cost $4,681,494,678)				4,258,254,987
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(h) (Cost $3,531)	12.50%	03/04/2026	4	3,444
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)			10,641	0
TOTAL INVESTMENTS IN SECURITIES(n)–108.71% (Cost $4,681,498,209)				4,258,258,431
FLOATING RATE NOTE OBLIGATIONS–(9.39)%
Notes with interest and fee rates ranging from 3.27% to 4.10% at 08/31/2025 and contractual maturities of collateral ranging from 11/01/2045 to 05/15/2063 (See Note 1K)(o)				(367,960,000)
BORROWINGS–(0.35)%				(13,700,000)
OTHER ASSETS LESS LIABILITIES–1.03%				40,477,757
NET ASSETS–100.00%				$3,917,076,188
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® New York Municipals Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $1,260,476, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at August 31, 2025 was $158,662,506, which represented 4.05% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $290,561,479, which represented 7.42% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $69,130,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.68%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the
Fund’s investments with a value of $503,853,758 are held by TOB Trusts and serve as collateral for the $367,960,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,681,498,209)	$4,258,258,431
Cash	1,163,288
Receivable for:
Investments sold	220,000
Fund shares sold	1,183,091
Interest	51,333,028
Investment for trustee deferred compensation and retirement plans	484,057
Other assets	693,095
Total assets	4,313,334,990
Liabilities:
Floating rate note obligations	367,960,000
Payable for:
Borrowings	13,700,000
Investments purchased	3,386,968
Dividends	6,999,752
Fund shares reacquired	1,742,478
Due to broker	1,438
Accrued fees to affiliates	1,467,768
Accrued interest expense	120,413
Accrued trustees’ and officers’ fees and benefits	5,916
Accrued other operating expenses	97,550
Trustee deferred compensation and retirement plans	776,519
Total liabilities	396,258,802
Net assets applicable to shares outstanding	$3,917,076,188
Net assets consist of:
Shares of beneficial interest	$5,593,097,909
Distributable earnings (loss)	(1,676,021,721)
$3,917,076,188
Net Assets:
Class A	$3,010,298,926
Class C	$138,087,787
Class Y	$760,600,566
Class R6	$8,088,909
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	217,337,374
Class C	9,994,512
Class Y	54,892,701
Class R6	583,643
Class A:
Net asset value per share	$13.85
Maximum offering price per share (Net asset value of $13.85 ÷ 95.75%)	$14.46
Class C:
Net asset value and offering price per share	$13.82
Class Y:
Net asset value and offering price per share	$13.86
Class R6:
Net asset value and offering price per share	$13.86
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® New York Municipals Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$117,379,924
Expenses:
Advisory fees	9,215,431
Administrative services fees	292,008
Custodian fees	12,992
Distribution fees:
Class A	3,873,807
Class C	761,287
Interest, facilities and maintenance fees	8,053,947
Transfer agent fees — A, C and Y	1,510,222
Transfer agent fees — R6	733
Trustees’ and officers’ fees and benefits	28,327
Registration and filing fees	34,960
Reports to shareholders	49,714
Professional services fees	48,576
Other	30,755
Total expenses	23,912,759
Net investment income	93,467,165
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(3,107,142))	(45,164,538)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(336,648,999)
Net realized and unrealized gain (loss)	(381,813,537)
Net increase (decrease) in net assets resulting from operations	$(288,346,372)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$93,467,165	$177,237,141
Net realized gain (loss)	(45,164,538)	(28,416,397)
Change in net unrealized appreciation (depreciation)	(336,648,999)	(21,702,172)
Net increase (decrease) in net assets resulting from operations	(288,346,372)	127,118,572
Distributions to shareholders from distributable earnings:
Class A	(73,419,934)	(143,279,697)
Class C	(2,933,964)	(5,873,245)
Class Y	(19,762,966)	(36,713,273)
Class R6	(204,244)	(259,808)
Total distributions from distributable earnings	(96,321,108)	(186,126,023)
Share transactions–net:
Class A	(119,728,992)	(114,898,377)
Class C	(16,826,107)	(9,991,940)
Class Y	(42,583,010)	76,694,880
Class R6	(610,482)	6,737,692
Net increase (decrease) in net assets resulting from share transactions	(179,748,591)	(41,457,745)
Net increase (decrease) in net assets	(564,416,071)	(100,465,196)
Net assets:
Beginning of period	4,481,492,259	4,581,957,455
End of period	$3,917,076,188	$4,481,492,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Rochester® New York Municipals Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$15.17	$0.32	$(1.31)	$(0.99)	$(0.33)	$13.85	(6.54)%(d)	$3,010,299	1.17%(d)(e)	1.17%(d)(e)	0.78%(d)(e)	4.48%(d)(e)	18%
Year ended 02/28/25	15.36	0.59	(0.16)	0.43	(0.62)	15.17	2.89 (d)	3,424,143	1.20 (d)	1.20 (d)	0.78 (d)	3.90 (d)	13
Year ended 02/29/24	14.75	0.56	0.64	1.20	(0.59)	15.36	8.35 (d)	3,584,464	1.27 (d)	1.27 (d)	0.78 (d)	3.73 (d)	27
Year ended 02/28/23	16.94	0.52	(2.17)	(1.65)	(0.54)	14.75	(9.76)(d)	3,578,634	1.14 (d)	1.14 (d)	0.78 (d)	3.41 (d)	50
Year ended 02/28/22	17.07	0.43	0.00	0.43	(0.56)	16.94	2.45 (d)	4,442,658	0.85 (d)	0.85 (d)	0.78 (d)	2.43 (d)	17
Year ended 02/28/21	17.55	0.51	(0.42)	0.09	(0.57)	17.07	0.65 (d)	4,495,785	0.92 (d)	0.92 (d)	0.80 (d)	3.04 (d)	24
Class C
Six months ended 08/31/25	15.13	0.27	(1.30)	(1.03)	(0.28)	13.82	(6.86)	138,088	1.93 (e)	1.93 (e)	1.54 (e)	3.72 (e)	18
Year ended 02/28/25	15.32	0.48	(0.16)	0.32	(0.51)	15.13	2.11	169,262	1.96	1.96	1.54	3.14	13
Year ended 02/29/24	14.71	0.44	0.65	1.09	(0.48)	15.32	7.55	181,671	2.03	2.03	1.54	2.97	27
Year ended 02/28/23	16.89	0.40	(2.16)	(1.76)	(0.42)	14.71	(10.40)(f)	209,043	1.89 (f)	1.89 (f)	1.53 (f)	2.66 (f)	50
Year ended 02/28/22	17.03	0.29	0.00	0.29	(0.43)	16.89	1.63	301,046	1.61	1.61	1.54	1.67	17
Year ended 02/28/21	17.50	0.39	(0.41)	(0.02)	(0.45)	17.03	(0.01)(f)	336,381	1.63 (f)	1.63 (f)	1.51 (f)	2.33 (f)	24
Class Y
Six months ended 08/31/25	15.17	0.34	(1.30)	(0.96)	(0.35)	13.86	(6.36)	760,601	0.93 (e)	0.93 (e)	0.54 (e)	4.72 (e)	18
Year ended 02/28/25	15.37	0.63	(0.17)	0.46	(0.66)	15.17	3.07	878,608	0.96	0.96	0.54	4.14	13
Year ended 02/29/24	14.75	0.59	0.66	1.25	(0.63)	15.37	8.67	812,901	1.03	1.03	0.54	3.97	27
Year ended 02/28/23	16.95	0.55	(2.18)	(1.63)	(0.57)	14.75	(9.59)	700,660	0.90	0.90	0.54	3.65	50
Year ended 02/28/22	17.08	0.47	0.00	0.47	(0.60)	16.95	2.70	799,750	0.61	0.61	0.54	2.67	17
Year ended 02/28/21	17.55	0.55	(0.41)	0.14	(0.61)	17.08	0.99	687,608	0.68	0.68	0.56	3.28	24
Class R6
Six months ended 08/31/25	15.18	0.34	(1.31)	(0.97)	(0.35)	13.86	(6.40)	8,089	0.88 (e)	0.88 (e)	0.49 (e)	4.77 (e)	18
Year ended 02/28/25	15.37	0.64	(0.16)	0.48	(0.67)	15.18	3.19	9,478	0.90	0.90	0.48	4.20	13
Year ended 02/29/24	14.76	0.60	0.65	1.25	(0.64)	15.37	8.66	2,922	0.98	0.98	0.49	4.02	27
Year ended 02/28/23	16.96	0.56	(2.18)	(1.62)	(0.58)	14.76	(9.53)	1,020	0.85	0.85	0.48	3.70	50
Year ended 02/28/22	17.08	0.48	0.01	0.49	(0.61)	16.96	2.82	1,978	0.56	0.56	0.49	2.72	17
Year ended 02/28/21	17.55	0.56	(0.41)	0.15	(0.62)	17.08	1.00	1,923	0.59	0.59	0.47	3.37	24

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $142,218,871 in connection with the acquisition of Invesco New York Tax Free Income Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
August 31, 2025, the year ended February 29, 2024 and the years ended February 28, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.95% for the years ended
February 28, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Rochester® New York Municipals Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
21
Invesco Rochester® New York Municipals Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
22
Invesco Rochester® New York Municipals Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $4.5 billion	0.455%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
23
Invesco Rochester® New York Municipals Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $55,631 in front-end sales commissions from the sale of Class A shares and $43,503 and $12,040 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,258,254,987	$—	$4,258,254,987
U.S. Dollar Denominated Bonds & Notes	—	—	3,444	3,444
Preferred Stocks	—	—	0	0
Total Investments	$—	$4,258,254,987	$3,444	$4,258,258,431
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Fund engaged in securities purchases of $79,046,962 and securities sales of $100,309,534, which resulted in net realized gains (losses) of $(3,107,142).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
24
Invesco Rochester® New York Municipals Fund

NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $10,302,717 with an average interest rate of 4.46%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $387,337,143 and 3.35%, respectively.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$290,297,517	$933,317,361	$1,223,614,878
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $791,984,553 and $1,086,259,838, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$18,475,222
Aggregate unrealized (depreciation) of investments	(443,674,613)
Net unrealized appreciation (depreciation) of investments	$(425,199,391)
Cost of investments for tax purposes is $4,683,457,822.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	9,066,050	$128,272,045	16,860,329	$257,516,100
Class C	772,834	10,959,419	2,605,900	39,723,032
Class Y	10,312,785	145,943,051	15,588,459	237,653,936
Class R6	56,368	806,061	686,750	10,533,021
Issued as reinvestment of dividends:
Class A	2,866,690	40,594,718	5,228,662	79,585,909
Class C	134,704	1,903,144	253,746	3,850,994
Class Y	779,620	11,044,117	1,353,742	20,610,024
Class R6	11,614	164,545	12,177	185,678
Automatic conversion of Class C shares to Class A shares:
Class A	918,948	13,004,497	1,716,311	25,818,840
Class C	(921,344)	(13,004,497)	(1,720,870)	(25,818,840)
25
Invesco Rochester® New York Municipals Fund

Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(21,261,365)	$(301,600,252)	(31,393,118)	$(477,819,226)
Class C	(1,180,038)	(16,684,173)	(1,809,541)	(27,747,126)
Class Y	(14,102,468)	(199,570,178)	(11,936,760)	(181,569,080)
Class R6	(108,814)	(1,581,088)	(264,543)	(3,981,007)
Net increase (decrease) in share activity	(12,654,416)	$(179,748,591)	(2,818,756)	$(41,457,745)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26
Invesco Rochester® New York Municipals Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® New York Municipals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the fifth quintile for the three year period and first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period.   The Board considered that the Fund underwent a change in portfolio management in 2024. The Board also considered that rising interest rates and the Fund’s
27
Invesco Rochester® New York Municipals Fund

relative duration positioning detracted from the Fund’s three-year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
28
Invesco Rochester® New York Municipals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
29
Invesco Rochester® New York Municipals Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROM-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: November 7, 2025